PROSPECTUS

Russell Funds

FEBRUARY 29, 2008

FUND	SHARE CLASS

Diversified Equity Fund	A, C, E, S

Quantitative Equity Fund	A, C, E, S

Tax-Managed Large Cap Fund	C, E, S

Special Growth Fund	A, C, E, S

Tax-Managed Mid & Small Cap Fund	C, E, S

Select Growth Fund	C, E, S

Select Value Fund	C, E, S

Real Estate Securities Fund	A, C, E, S

Global Equity Fund	A, C, E, S

International Securities Fund	A, C, E, S

Emerging Markets Fund	A, C, E, S

Fixed Income I Fund	C, E, S

Multistrategy Bond Fund	A, C, E, S

Short Duration Bond Fund	A, C, E, S

Tax Exempt Bond Fund	C, E, S

Money Market Fund	A, S

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

RISK/RETURN SUMMARY

Investment Objective, Principal Investment Strategies and Principal Risks

The following is a summary of each Fund’s principal investment strategies and principal risks. A complete discussion of each Fund’s principal investment strategies and principal risks is included later in this Prospectus.

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

DIVERSIFIED EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund’s money managers uses quantitative models to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Fund assets not allocated to money managers are managed by RIMCo.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they sell securities short. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. In a short sale, the Fund sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the Fund remains obligated to return the underlying security that it borrowed from the broker or dealer, the Fund must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly in using Market-Oriented investments, using a multi-manager approach, using a quantitative investment approach, security selection, selling securities short, and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Making short sales in securities that it does not own exposes the Fund to the risk that the Fund will incur a loss should the price of the security sold short increase between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after-tax basis.

Principal Investment Strategies

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization U.S. companies, although the Fund may invest a limited amount in non-U.S. firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under U.S. tax laws.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, including ADRs, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The Fund’s tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

SPECIAL GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly securities of small capitalization companies, investing in REITs, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after tax basis.

Principal Investment Strategies

The Tax-Managed Mid & Small Cap Fund invests primarily in equity securities of small and medium capitalization U.S. companies, although the Fund may invest a limited amount in non-U.S. firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell Small Cap Completeness Index™. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under U.S. tax laws.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Tax-Managed Mid & Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, including ADRs, investing in securities of small capitalization companies, using a multi-manager approach, using a quantitative investment approach, and security selection.

The Fund’s tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

SELECT GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Growth Fund invests primarily in large and medium capitalization stocks but may invest up to 15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index and micro capitalization stocks to be all stocks of those companies represented by the Russell Microcap™ Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly higher price/earnings, higher growth stocks, investing in securities of small and micro capitalization companies, using a multi-manager approach and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

SELECT VALUE FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Value Fund invests primarily in large and medium capitalization value stocks but also may invest up to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly value stocks, investing in securities of small capitalization companies, investing in ADRs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may turn out not to have been undervalued. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. companies.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, including international securities, using a multi-manager approach, security selection, being a “non-diversified fund”, industry concentration and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. As a non-diversified fund, the Fund is subject to additional risk. Changes in market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. Because the Fund concentrates its investments in the real estate industry it is vulnerable to the risks of that industry and is subject to greater risks and market fluctuations than a fund that invests in a broader range of industries. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. The Fund may also invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Global Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common and preferred stock), including securities of small capitalization companies and international and emerging markets securities, investing in depositary receipts, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Securities Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio’s overall volatility by combining an investment in this Fund with investments in U.S. equity funds. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common stock and preferred stock), including securities of small capitalization companies and particularly in international and emerging market securities, purchasing forward currency contracts, investing in depositary receipts, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stocks, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including country index futures and swaps or currency forwards, and swaps to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Emerging Markets Fund, like any investment, has risks. An investment in the Fund has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common stock and preferred stock), including securities of small capitalization companies and particularly in international and emerging markets securities, investing in depositary receipts, derivatives, synthetic foreign equity securities and equity linked notes, using a multi-manager approach, using a quantitative investment approach, security selection and fund of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. Synthetic foreign equity securities may be subject to liquidity risk, foreign risk and currency risk. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds). The Fund will invest principally in securities of “investment grade” quality at the time of purchase.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, mortgage-backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the U.S. government. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Multistrategy Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage-backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach, security selection and fund of funds investment risk.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Short Duration Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.”

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Short Duration Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, mortgage-backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach, security selection and fund of funds investment risk.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

TAX EXEMPT BOND FUND

Fundamental Investment Objective

Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Principal Investment Strategies

The Tax Exempt Bond Fund invests primarily in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income municipal securities, investing in municipal obligations, investing in illiquid securities, using a multi-manager approach and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

MONEY MARKET FUND

Non-Fundamental Investment Objective

Seeks to maximize current income while preserving capital and liquidity.

Principal Investment Strategies

The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. However, variable rate securities issued by the U.S. government or its agencies or instrumentalities may have longer maturities. The Fund invests in securities issued by U.S. and foreign banks, commercial paper, including asset-backed commercial paper, asset-backed securities and mortgage-backed securities, and short-term debt of U.S. and foreign corporations and trusts. The Fund also invests in bank instruments including certificates of deposit, Euro dollar certificates of deposit, Euro dollar time deposits and Yankee certificates of deposit. Other types of securities the Money Market Fund invests in include other money market funds and funding agreements. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

The Fund also invests in repurchase agreements and may invest in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee bonds). The Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of U.S. and foreign banks and U.S. and foreign corporations, asset-backed commercial paper, asset-backed securities and mortgage-backed securities, funding agreements, repurchase agreements, demand notes, illiquid securities and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, which may increase the possibility that they may become insolvent or otherwise unable to fulfill their obligations on these instruments. Asset-backed commercial paper is subject to price and default risk. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Funding agreements, as well as all of the above-described instruments, are subject to reinvestment risk and credit risk. Repurchase agreements are subject to default risk. There may be certain restrictions in the buy back arrangement for a demand note which may not obligate the seller to repurchase the securities. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions.

Please refer to the “Risks” section later in this Prospectus for further details.

An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund and all other Funds.

Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund’s Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund’s operations). The returns (both before and after tax) for the Class A, Class C and Class E Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar charts are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund’s average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

The Global Equity Fund commenced operations on February 28, 2007. Performance history and average annual returns for the Global Equity Fund will be available after the Global Equity Fund has been in operation for one calendar year.

Past performance, both before-tax and after-tax, is no indication of future results.

Diversified Equity Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 22.46% (4Q/98)

Worst Quarter: (16.74)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	4.06%	12.43%	4.45%
Return Before Taxes, Class C**	9.51%	12.91%	4.37%
Return Before Taxes, Class E***	10.35%	13.76%	5.06%

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class S	10.61%	14.05%	5.34%
Return After Taxes on Distributions, Class S	8.74%	13.31%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	8.42%	12.19%	4.26%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower.

***	The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date.

Quantitative Equity Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 22.58% (4Q/98)

      Worst Quarter: (17.36)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	-3.80%	10.46%	4.58%
Return Before Taxes, Class C**	1.26%	10.94%	4.54%
Return Before Taxes, Class E***	2.02%	11.77%	5.19%
Return Before Taxes, Class S	2.27%	12.06%	5.48%
Return After Taxes on Distributions, Class S	0.93%	11.33%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.01%	10.48%	4.35%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower.
***	The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date.

Tax-Managed Large Cap Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 23.71% (4Q/98)

Worst Quarter: (17.77)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class C*	6.49%	11.42%	4.58%
Return Before Taxes, Class E**	7.33%	12.27%	5.27%
Return Before Taxes, Class S	7.56%	12.55%	5.45%
Return After Taxes on Distributions, Class S	7.46%	12.42%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.09%	10.98%	4.68%
S&P 500® Index	5.49%	12.83%	5.91%

*	The Fund first issued Class C Shares on December 1, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

**	The Fund first issued Class E Shares on December 6, 2000. The returns shown for Class E Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of the shareholder services fees that apply to Class E Shares. Had it done so, the returns shown would have been lower.

Special Growth Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 22.41% (2Q/03)

Worst Quarter: (21.97)% (3Q/98)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	-1.47%	14.81%	7.53%
Return Before Taxes, Class C**	3.73%	15.31%	7.45%
Return Before Taxes, Class E***	4.52%	16.17%	8.17%
Return Before Taxes, Class S	4.80%	16.47%	8.46%
Return After Taxes on Distributions, Class S	2.66%	14.39%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.60%	13.86%	6.66%
Russell 2500™ Index	1.38%	16.99%	9.01%
Russell 2000 ® Index	-1.57%	16.25%	7.08%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower.

***	The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date.

Tax-Managed Mid & Small Cap Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 17.67% (2Q/03)

Worst Quarter: (18.32)% (3Q/01)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class C	4.56%	14.61%	4.44%
Return Before Taxes, Class E**	5.45%	15.50%	5.25%
Return Before Taxes, Class S	5.70%	15.80%	5.48%
Return After Taxes on Distributions, Class S	4.26%	15.44%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.26%	13.89%	4.75%
Russell 2500™ Index	1.38%	16.99%	9.66%
Russell Small Cap Completeness Index™***	4.85%	17.35%	6.28%

*	Commenced operations by issuing Class C and S Shares on December 1, 1999.

**	The Fund first issued Class E Shares on December 6, 2000. The returns shown for Class E Shares prior to that date are those of the Fund’s Class S Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

***	The Russell Small Cap Completeness Index™ is made up of the companies in the Russell 3000® Index less the companies in the S&P 500® Index.

Select Growth Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 18.36% (2Q/03)

Worst Quarter: (18.00)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class C	10.84%	11.57%	-1.78%
Return Before Taxes, Class E	11.85%	12.58%	-0.91%
Return Before Taxes, Class S	12.01%	12.85%	-0.66%
Return After Taxes on Distributions, Class S	11.28%	12.70%	-0.75%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	8.77%	11.27%	-0.56%
Russell 1000® Growth Index	11.81%	12.11%	-0.73%

*	Commenced operations by issuing Class C, E and S Shares on January 31, 2001.

Select Value Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 16.81% (2Q/03)

Worst Quarter: (17.49)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class C	-3.83%	12.40%	4.20%
Return Before Taxes, Class E	-3.01%	13.36%	5.09%
Return Before Taxes, Class S	-2.90%	13.61%	5.34%
Return After Taxes on Distributions, Class S	-5.93%	12.31%	4.34%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.00%	11.72%	4.38%
Russell 1000® Value Index	-0.17%	14.63%	6.76%

*	Commenced operations by issuing Class C, E and S Shares on January 31, 2001.

Real Estate Securities Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 16.88% (4Q/04)

      Worst Quarter: (12.94)% (4Q/07)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	-20.84%	17.32%	10.30%
Return Before Taxes, Class C**	-16.59%	17.84%	10.23%
Return Before Taxes, Class E***	-15.96%	18.73%	10.96%
Return Before Taxes, Class S	-15.76%	19.02%	11.25%
Return After Taxes on Distributions, Class S	-18.16%	16.24%	8.77%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	-8.37%	15.72%	8.58%
FTSE NAREIT Equity REIT Index	-15.69%	18.17%	10.48%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower.

***	The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date.

International Securities Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 20.26% (2Q/03)

Worst Quarter: (20.48)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	5.96%	19.40%	7.44%
Return Before Taxes, Class C**	11.63%	19.92%	7.36%
Return Before Taxes, Class E***	12.45%	20.83%	8.08%
Return Before Taxes, Class S	12.74%	21.13%	8.36%
Return After Taxes on Distributions, Class S	8.93%	19.52%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	10.70%	18.27%	6.96%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares. The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees and the returns shown after that date do not reflect the deduction of Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower.

***	The returns shown for Class E Shares from January 1, 1998 to May 17, 1998 reflect the deduction of the Rule 12b-1 distribution and shareholder services fees. Effective May 18, 1998, Class E Shares of the Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date.

Emerging Markets Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 27.94% (4Q/99)

Worst Quarter: (22.05)% (3Q/01)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	29.85%	34.99%	11.50%
Return Before Taxes, Class C**	36.78%	35.68%	11.44%
Return Before Taxes, Class E***	37.77%	36.61%	12.16%
Return Before Taxes, Class S	38.10%	36.90%	12.38%
Return After Taxes on Distributions, Class S	31.99%	34.91%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	28.76%	32.93%	10.90%
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)	39.39%	37.02%	N/A

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to September 21, 1998 and do not reflect deduction of the Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The returns shown for Class A Shares are the returns of the Fund’s Class E Shares from September 22, 1998 to February 28, 2007. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to September 21, 1998, and the performance of the Fund’s Class E Shares from September 22, 1998 to January 26, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class E Shares on September 22, 1998. The returns shown for Class E Shares prior to that date are those of the Fund’s Class S Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

Fixed Income I Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 4.49% (3Q/01)

Worst Quarter: (2.27)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class C*	5.77%	3.91%	5.45%
Return Before Taxes, Class E**	5.95%	3.94%	5.47%
Return Before Taxes, Class S***	6.17%	4.21%	5.70%
Return After Taxes on Distributions, Class S***	4.34%	2.46%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares, Class S***	3.98%	2.60%	3.56%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class C Shares on October 22, 2007. The returns shown for Class C Shares are the returns of the Fund’s Class I Shares for the period January 1, 1998 to May 13, 1999 and do not reflect the deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from May 14, 1999 to October 21, 2007 and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower. However, the returns for Class C Shares would be substantially similar to those of Class I Shares or Class E Shares because they are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as the Class I Shares or Class E Shares. Class I Shares are not offered in this prospectus.

**	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are the returns of the Fund’s Class I Shares and do not reflect the deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower. Class I Shares are not offered in this prospectus.

***	The Fund first issued Class S Shares on October 22, 2007. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. However, the returns for Class S Shares would be substantially similar to those of Class I Shares because they are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

To obtain current yield information, please call 1-800-787-7354.

Multistrategy Bond Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 4.18% (3Q/01)

Worst Quarter: (2.00)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	1.79%	3.64%	4.85%
Return Before Taxes, Class C**	4.97%	3.66%	4.56%
Return Before Taxes, Class E***	5.71%	4.43%	5.25%
Return Before Taxes, Class S	5.98%	4.69%	5.51%
Return After Taxes on Distributions, Class S	4.13%	3.16%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.85%	3.12%	3.47%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to September 10, 1998 and do not reflect deduction of the Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The returns shown for Class A Shares are the returns of the Fund’s Class E Shares from September 11, 1998 to February 28, 2007. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 3.75%.

**	The Fund first issued Class C Shares on January 27, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to September 10, 1998 and the performance of the Class E Shares from September 11, 1998 to January 26, 1999 and do not reflect deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. Had it done so, the returns shown for that period would have been lower.

***	The Fund first issued Class E Shares on September 11, 1998. The returns shown for Class E Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

Short Duration Bond Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 3.16% (3Q/01)

Worst Quarter: (1.08)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	1.73%	1.91%	3.96%
Return Before Taxes, Class C**	4.98%	1.94%	3.68%
Return Before Taxes, Class E***	5.78%	2.70%	4.36%
Return Before Taxes, Class S	6.06%	2.97%	4.60%
Return After Taxes on Distributions, Class S	4.53%	1.90%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.92%	1.91%	2.92%
Merrill Lynch 1-2.99 Years Treasury Index	7.32%	3.12%	4.75%

*	The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to February 17, 1999 and do not reflect deduction of the Rule 12b-1 distribution fees. Had it done so, the returns shown for that period would have been lower. The returns shown for Class A Shares are the returns of the Fund’s Class E Shares from February 18, 1999 to February 28, 2007. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 3.75%.

**	The Fund first issued Class C Shares on March 3, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class S Shares from January 1, 1998 to February 17, 1999 and the performance of the Class E Shares from February 18, 1999 to March 2, 1999 and do not reflect deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. Had it done so, the returns shown for that period would have been lower.

***	The Fund first issued Class E Shares on February 18, 1999. The returns shown for Class E Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

Tax Exempt Bond Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 3.65% (3Q/02)

Worst Quarter: (1.96)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007*	1 Year	5 Years	10 Years
Return Before Taxes, Class C**	1.70%	1.81%	3.01%
Return Before Taxes, Class E***	2.45%	2.59%	3.68%
Return Before Taxes, Class S	2.72%	2.84%	3.90%
Return After Taxes on Distributions, Class S	1.41%	1.58%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.76%	1.69%	3.26%
Lehman Brothers Municipal 1-10 Year Index	4.79%	3.49%	4.61%

*	The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

**	The Fund first issued Class C Shares on March 29, 1999. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of the Rule 12b-1 distribution fees or shareholder services fees that apply to Class C Shares. Had it done so, the returns shown for that period would have been lower.

***	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

Money Market Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 1.67% (3Q/00)

Worst Quarter: 0.25% (3Q/03)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Money Market Fund Class A*	5.27%	3.11%	3.88%
Money Market Fund Class S	5.37%	3.20%	3.92%

*	The Fund first issued Class A Shares on April 21, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class S Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class A Shares. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)		Redemption Fees**	Exchange Fees
Class A (except Money Market Fund, Multistrategy Bond Fund and Short Duration Bond Fund)	5.75%	None	1.00	%*	None	None
Class A, Multistrategy Bond Fund and Short Duration Bond Fund	3.75%	None	1.00	%*	None	None
Class A, Money Market Fund	None	None	None		None	None
Class C, E, S (All Funds)	None	None	None		None	None

*	There is a 1.00% deferred sales charge on redemptions of Class A Shares (except Class A of the Money Market Fund) made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor.

**	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

	Advisory Fee	Distribution (12b-1) Fees**	Other Expenses##	Acquired Fund Fees and Expenses##	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses##
Class A Shares*
Diversified Equity	0.73%	0.25%	0.25%	0.00%	1.23%	0.00%	1.23%
Quantitative Equity***	0.73%	0.25%	0.45%	0.00%	1.43%	0.00%	1.43%
Special Growth	0.90%	0.25%	0.33%	0.00%	1.48%	0.00%	1.48%
Real Estate Securities	0.80%	0.25%	0.27%	0.00%	1.32%	0.00%	1.32%
Global Equity	0.95%	0.25%	0.39%	0.00%	1.59%	0.00%	1.59%
International Securities	0.90%	0.25%	0.30%	0.01%	1.46%	0.00%	1.46%
Emerging Markets	1.15%	0.25%	0.47%	0.00%	1.87%	0.00%	1.87%
Multistrategy Bond	0.59%	0.25%	0.19%	0.02%	1.05%	0.00%	1.05%
Short Duration Bond###	0.45%	0.25%	0.22%	0.01%	0.93%	0.00%	0.93%
Money Market Fund###	0.20%	0.10%	0.10%	0.00%	0.40%	(0.15)%	0.25%
Class C Shares*
Diversified Equity	0.73%	0.75%	0.50%	0.00%	1.98%	0.00%	1.98%
Quantitative Equity***	0.73%	0.75%	0.70%	0.00%	2.18%	0.00%	2.18%
Tax-Managed Large Cap	0.70%	0.75%	0.48%	0.00%	1.93%	0.00%	1.93%
Special Growth	0.90%	0.75%	0.58%	0.00%	2.23%	0.00%	2.23%
Tax-Managed Mid & Small Cap###	0.98%	0.75%	0.57%	0.01%	2.31%	(0.05)%	2.26%
Select Growth###	0.80%	0.75%	0.71%	0.00%	2.26%	(0.02)%	2.24%
Select Value	0.70%	0.75%	0.65%	0.00%	2.10%	0.00%	2.10%
Real Estate Securities	0.80%	0.75%	0.52%	0.00%	2.07%	0.00%	2.07%
Global Equity	0.95%	0.75%	0.64%	0.00%	2.34%	0.00%	2.34%
International Securities	0.90%	0.75%	0.55%	0.01%	2.21%	0.00%	2.21%
Emerging Markets	1.15%	0.75%	0.72%	0.00%	2.62%	0.00%	2.62%
Fixed Income I	0.25%	0.75%	0.63%	0.00%	1.63%	0.00%	1.63%
Multistrategy Bond	0.59%	0.75%	0.44%	0.02%	1.80%	0.00%	1.80%
Short Duration Bond###	0.45%	0.75%	0.47%	0.01%	1.68%	0.00%	1.68%
Tax Exempt Bond	0.30%	0.75%	0.51%	0.00%	1.56%	0.00%	1.56%

Class E Shares*
Diversified Equity	0.73%	0.00%	0.50%	0.00%	1.23%	0.00%	1.23%
Quantitative Equity***	0.73%	0.00%	0.70%	0.00%	1.43%	0.00%	1.43%
Tax-Managed Large Cap	0.70%	0.00%	0.48%	0.00%	1.18%	0.00%	1.18%
Special Growth	0.90%	0.00%	0.58%	0.00%	1.48%	0.00%	1.48%
Tax-Managed Mid & Small Cap###	0.98%	0.00%	0.57%	0.01%	1.56%	(0.05)%	1.51%
Select Growth###	0.80%	0.00%	0.61%	0.00%	1.41%	(0.02)%	1.39%
Select Value	0.70%	0.00%	0.58%	0.00%	1.28%	0.00%	1.28%
Real Estate Securities	0.80%	0.00%	0.52%	0.00%	1.32%	0.00%	1.32%
Global Equity	0.95%	0.00%	0.64%	0.00%	1.59%	0.00%	1.59%
International Securities	0.90%	0.00%	0.55%	0.01%	1.46%	0.00%	1.46%
Emerging Markets	1.15%	0.00%	0.72%	0.00%	1.87%	0.00%	1.87%
Fixed Income I	0.25%	0.00%	0.43%	0.00%	0.68%	0.00%	0.68%
Multistrategy Bond	0.59%	0.00%	0.44%	0.02%	1.05%	0.00%	1.05%
Short Duration Bond###	0.45%	0.00%	0.47%	0.01%	0.93%	0.00%	0.93%
Tax Exempt Bond	0.30%	0.00%	0.51%	0.00%	0.81%	0.00%	0.81%

Class S Shares*
Diversified Equity	0.73%	0.00%	0.25%	0.00%	0.98%	0.00%	0.98%
Quantitative Equity***	0.73%	0.00%	0.45%	0.00%	1.18%	0.00%	1.18%
Tax-Managed Large Cap	0.70%	0.00%	0.23%	0.00%	0.93%	0.00%	0.93%
Special Growth	0.90%	0.00%	0.33%	0.00%	1.23%	0.00%	1.23%
Tax-Managed Mid & Small Cap###	0.98%	0.00%	0.32%	0.01%	1.31%	(0.05)%	1.26%
Select Growth###	0.80%	0.00%	0.39%	0.00%	1.19%	(0.02)%	1.17%
Select Value	0.70%	0.00%	0.40%	0.00%	1.10%	0.00%	1.10%
Real Estate Securities	0.80%	0.00%	0.27%	0.00%	1.07%	0.00%	1.07%
Global Equity	0.95%	0.00%	0.39%	0.00%	1.34%	0.00%	1.34%
International Securities	0.90%	0.00%	0.30%	0.01%	1.21%	0.00%	1.21%
Emerging Markets	1.15%	0.00%	0.47%	0.00%	1.62%	0.00%	1.62%
Fixed Income I	0.25%	0.00%	0.31%	0.00%	0.56%	0.00%	0.56%
Multistrategy Bond	0.59%	0.00%	0.19%	0.02%	0.80%	0.00%	0.80%
Short Duration Bond###	0.45%	0.00%	0.22%	0.01%	0.68%	0.00%	0.68%
Tax Exempt Bond	0.30%	0.00%	0.26%	0.00%	0.56%	0.00%	0.56%
Money Market Fund###	0.20%	0.00%	0.10%	0.00%	0.30%	(0.15)%	0.15%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C and E Shares, and an administrative fee of 0.05% of average daily net assets for all classes of Shares.

**	Under the distribution plan, Class A Shares of the Money Market Fund pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. However, distribution fees are estimated to be 0.10% for the fiscal year ending October 31, 2008.

***	For the Quantitative Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

	Class C Shares	Class A Shares	Class E Shares	Class S Shares
Interest Expense from Short Sales	0.06%	0.06%	0.06%	0.06%
Dividend Expense from Short Sales	0.14%	0.14%	0.14%	0.14%
Remainder of other Expenses	0.50%	0.25%	0.50%	0.25%
Total Other Expenses	0.70%	0.45%	0.70%	0.45%

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C, Class E and Class A Shares of the Funds may not exceed 6.25%, 6.25% and 7.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C, Class E and Class A Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Expense Restatements. For all Classes of Shares of the Quantitative Equity, Global Equity, Emerging Markets and Multistrategy Bond Funds, for Class S Shares of Select Growth Fund and Class S Shares of the Select Value Fund, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect higher or lower expenses expected to be incurred for the fiscal year ending October 31, 2008. For all Classes of Shares of the Multistrategy Bond Fund, “Advisory Fee” has been restated not to reflect a non-contractual 0.03% advisory fee waiver. For all Classes of Shares of the Fixed Income I Fund, “Other Expenses” has been restated not to reflect a non-contractual 0.02% administrative fee waiver.

Acquired Fund Fees and Expenses. In addition to the advisory and administrative fees payable by the Funds to RIMCo and Russell Fund Services Company (“RFSC”), each Fund that invests its cash reserves in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC. The cash reserves for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Diversified Equity, Quantitative Equity, Tax-Managed Large Cap, Special Growth, Select Growth, Select Value, Real Estate Securities, Global Equity, Emerging Markets, Fixed Income I, Tax Exempt Bond and Money Market Funds have been restated to reflect each Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Tax-Managed Mid & Small Cap, International Securities, Multistrategy Bond and Short Duration Bond Funds have been restated to reflect each Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests. For the Tax-Managed Mid & Small Cap, International Securities, Multistrategy Bond and Short Duration Bond Funds, each Fund’s proportionate share of the these operating expenses are reflected under “Acquired Fund Fees and Expenses.”

###	For the Tax-Managed Mid & Small Cap Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Short Duration Bond Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct fund-level expenses for the Short Duration Bond Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Select Growth Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level expenses for the Select Growth Fund do not include 12b-1, shareholder services, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

RIMCo has contractually agreed to waive, at least until February 28, 2009, 0.15% of its 0.20% advisory fee for the Money Market Fund.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to through February 28, 2009. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Diversified Equity Fund	$693	$943	$1,212	$1,978
Quantitative Equity Fund	712	1,001	1,311	2,188
Special Growth Fund	717	1,016	1,336	2,242
Real Estate Securities Fund	702	969	1,256	2,072
Global Equity Fund	727	1,048	1,391	2,355
International Securities Fund	715	1,010	1,326	2,222
Emerging Markets Fund	754	1,129	1,528	2,639
Multistrategy Bond Fund	478	696	932	1,609
Short Duration Bond Fund	466	660	870	1,476
Money Market Fund	26	114	210	491
Class C Shares
Diversified Equity Fund	$201	$621	$1,067	$2,306
Quantitative Equity Fund	221	682	1,169	2,513
Tax-Managed Large Cap Fund	196	606	1,042	2,254
Special Growth Fund	226	697	1,194	2,563
Tax-Managed Mid & Small Cap Fund	229	717	1,231	2,642
Select Growth Fund	227	704	1,208	2,592
Select Value Fund	213	658	1,129	2,432
Real Estate Securities Fund	210	649	1,114	2,401
Global Equity Fund	237	730	1,250	2,676
International Securities Fund	224	691	1,184	2,543

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Fund	265	814	1,390	2,954
Fixed Income I Fund	166	514	886	1,932
Multistrategy Bond Fund	183	567	975	2,116
Short Duration Bond Fund	171	529	912	1,987
Tax Exempt Bond Fund	159	493	851	1,857
Class E Shares
Diversified Equity Fund	$125	$390	$675	$1,487
Quantitative Equity Fund	146	453	782	1,714
Tax-Managed Large Cap Fund	120	375	650	1,433
Special Growth Fund	151	468	808	1,769
Tax-Managed Mid & Small Cap Fund	154	488	846	1,852
Select Growth Fund	142	445	770	1,689
Select Value Fund	130	405	701	1,544
Real Estate Securities Fund	134	418	723	1,590
Global Equity Fund	162	502	866	1,890
International Securities Fund	149	462	798	1,747
Emerging Markets Fund	190	588	1,011	2,192
Fixed Income I Fund	69	217	378	846
Multistrategy Bond Fund	107	334	579	1,282
Short Duration Bond Fund	95	297	515	1,144
Tax Exempt Bond Fund	83	259	450	1,003

	1 Year	3 Years	5 Years	10 Years
Class S Shares
Diversified Equity Fund	$100	$312	$542	$1,203
Quantitative Equity Fund	120	375	650	1,433
Tax-Managed Large Cap Fund	95	297	515	1,144
Special Growth Fund	125	390	675	1,487
Tax-Managed Mid & Small Cap Fund	128	410	713	1,574
Select Growth Fund	119	376	653	1,443
Select Value Fund	112	350	607	1,341
Real Estate Securities Fund	109	340	589	1,303
Global Equity Fund	136	424	734	1,612
International Securities Fund	123	384	665	1,465
Emerging Markets Fund	165	511	881	1,922
Fixed Income I Fund	57	179	312	701
Multistrategy Bond Fund	82	256	444	990
Short Duration Bond Fund	69	217	378	846
Tax Exempt Bond Fund	57	179	312	701
Money Market Fund	15	81	153	365

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Most RIC Funds are designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds, other than the Money Market Fund, divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets, other than the Money Market Fund’s assets, are invested using a “multi-style, multi-manager diversification” technique.

Each Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ investment adviser, evaluates and oversees the Funds’ money managers as more fully described below. Each of the Fund’s money managers makes investment decisions for the portion of the Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ administrator, provides or oversees the provision of all administration services for the Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects, subject to the approval of the Funds’ Board, money managers for the Funds, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. Except for the Money Market Fund, RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo currently manages the Money Market Fund. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of a Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

For the Diversified Equity Fund, the Quantitative Equity Fund, the International Securities Fund and the Multistrategy Bond Fund, the advisory fee is based on the asset level of the Funds. The advisory fee rates for these Funds are as follows:

Diversified Equity Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.73%
Next $3 billion	0.72%
Over $5 billion	0.70%

Quantitative Equity Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.73%
Next $3 billion	0.72%
Over $5 billion	0.70%

International Securities Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.90%
Next $3 billion	0.89%
Over $5 billion	0.87%

Multistrategy Bond Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.60%
Next $3 billion	0.59%
Over $5 billion	0.57%

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Diversified Equity Fund, 0.73%; Quantitative Equity Fund, 0.73%; Tax-Managed Large Cap Fund, 0.70%; Special Growth Fund, 0.90%; Tax-Managed Mid & Small Cap Fund, 0.98%; Select Growth Fund, 0.80%; Select Value Fund, 0.70%; Real Estate Securities Fund, 0.80%; Global Equity Fund, 0.95%; International Securities Fund, 0.90%; Emerging Markets Fund, 1.15%; Fixed Income I Fund, 0.25%; Multistrategy Bond Fund, 0.59%; Short Duration Bond Fund, 0.45%; Tax Exempt Bond Fund, 0.30%; and Money Market Fund, 0.20%.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Funds, except the Money Market Fund, is available in the Funds’ annual report to shareholders covering the period ended October 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Money Market Fund is available in the Fund’s semiannual report to shareholders covering the period ended April 30, 2007.

THE MONEY MANAGERS

Each Fund (except the Money Market Fund) allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Funds’ adviser, may change the allocation of a Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of a Fund’s assets. At the same time, however, each money manager must operate within each Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds’ Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

QUANTITATIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of

120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

TAX-MANAGED LARGE CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after-tax basis.

Principal Investment Strategies

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization U.S. companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index. On December 31, 2007, the market capitalization of the U.S. companies in the S&P 500® Index ranged from approximately $512 billion to $708 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the S&P 500® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund primarily strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund’s money managers believes it is most appropriate in that case to do so.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund’s Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SPECIAL GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

TAX-MANAGED MID & SMALL CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after-tax basis.

Principal Investment Strategies

The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization U.S. companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell Small Cap Completeness Index™. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $84.0 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell Small Cap Completeness Index™.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices. Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund primarily strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund’s money managers believes it is most appropriate in that case to do so.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund’s Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SELECT GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Growth Fund invests primarily in large and medium capitalization stocks but may invest up to 15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $2.5 billion to $261.8 million. The Fund considers micro capitalization stocks as stocks of those companies represented by the Russell Microcap™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell Indexes, the market capitalization of these companies ranged from $711.4 million to $78.6 million. The market capitalization of these large, medium, small and micro capitalization companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index, Russell 2000® Index or Russell Microcap™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

In general, the Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum. The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SELECT VALUE FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Value Fund invests primarily in large and medium capitalization value stocks but also may invest up to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $2.5 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index or the Russell 2000® Index. The Fund invests in value stocks, which are stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR/GDR/EDR holders.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $520 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy. Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

INTERNATIONAL SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Securities Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. However, a portion of the Fund’s assets may be allocated to money managers who focus specifically on security selection rather than sector rotation and interest rate strategies.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding corporate, U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund will invest principally in securities of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or a Fund’s money manager has determined the securities to be of comparable quality.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

MULTISTRATEGY BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Multistrategy Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

TAX EXEMPT BOND FUND

Fundamental Investment Objective

Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Principal Investment Strategies

The Tax Exempt Bond Fund invests primarily in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets. Currently, the Fund does not intend to invest in debt obligations the interest on which is subject to the alternative minimum tax.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.2 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund employs multiple money managers, each with its own expertise in the municipal bond market. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. Dividends from the Fund’s investments in the RIC Money Market Fund and other taxable instruments are treated as taxable income by the Fund’s shareholders.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

MONEY MARKET FUND

Non-Fundamental Investment Objective

Seeks to maximize current income while preserving capital and liquidity.

Principal Investment Strategies

The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. However, variable rate securities issued by the U.S. government or its agencies or instrumentalities may have longer maturities. The Fund invests in securities issued by U.S. and foreign banks, commercial paper including asset-backed commercial paper, asset-backed securities, and short-term debt of U.S. and foreign corporations and trusts. The Fund also invests in bank instruments including certificates of deposit, Euro dollar certificates of deposit, Euro dollar time deposits and Yankee certificates of deposit. The Fund’s investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Money Market Fund may also invest in various types of funding agreements. These agreements are obligations of indebtedness negotiated privately between an investor and an insurance company.

The Fund enters into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreements and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Money Market Fund may invest in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

Up to 10% of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund invests in restricted securities such as securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act, but which may be deemed liquid by RIMCo pursuant to the Fund’s policies and procedures. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less.

The Money Market Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price.

The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Non-Principal Investment Strategies

The Fund may purchase investment-grade municipal debt obligations. These obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

The Fund may invest in securities issued by registered investment companies that are money market funds. Additionally, the Fund may invest in indexed commercial paper. The Fund holds securities issued or guaranteed by the U.S. government or its agencies. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, and identifies which Funds are most likely to be affected by each risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

● = Principal Risk ¡ = Non-Principal Risk	Diversified Equity	Quantitative Equity	Tax-Managed Large Cap	Special Growth	Tax-Managed Mid & Small Cap	Select Growth	Select Value	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Fixed Income I	Multistrategy Bond	Short Duration Bond	Tax Exempt Bond	Money Market
RISKS
Multi-Manager Approach	●	●	●	●	●	●	●	●	●	●	●	●	●	●	●
Security Selection and Market Risk	●	●	●	●	●	●	●	●	●	●	●	●	●	●	●	●
Tax-Sensitive Management			●		●
Use of Multiple Money Managers in a Tax-Sensitive Fund			●		●
Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund			●		●	●
Equity Securities
Common Stocks	●	●	●	●	●	●	●	●	●	●	●
Value Stocks	●		●	●	●		●		●	●	●
Growth Stocks	●		●	●	●	●			●	●	●
Market-Oriented Investments	●	●	●	●	●				●	●	●
Quantitative Investing	●	●	●	●	●		●		●	●	●
Securities of Small and Micro Capitalization Companies				●*	●*	●	●*		●*	●*	●*
Preferred Stocks									●	●	●
Fixed-Income Securities												●	●	●	●	●
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)													●	●	●
Government Issued or Guaranteed Securities, U.S. Government Securities												●	●	¡	●	●
Municipal Obligations												¡	¡	¡	●	¡
Money Market Securities (including instruments of U.S. Banks and Corporations)																●

● = Principal Risk ¡ = Non-Principal Risk	Diversified Equity	Quantitative Equity	Tax-Managed Large Cap	Special Growth	Tax-Managed Mid & Small Cap	Select Growth	Select Value	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Fixed Income I	Multistrategy Bond	Short Duration Bond	Tax Exempt Bond	Money Market
RISKS
Mortgage or Asset Backed Securities												●	●	●		●
Asset-Backed Commercial Paper																●
Funding Agreements																●
Credit and Liquidity Enhancements												●	●	●	●	●
Repurchase Agreements												¡	¡	¡		●
Demand Notes																●
International Securities								●	●	●	●	●	●	●
Non-U.S. Equity Securities								●	●	●	●
Non-U.S. Debt Securities												●	●	●
Emerging Markets Debt												●	●	●
Emerging Market Countries									●	●	●
Instruments of U.S. and Foreign Banks and Foreign Corporations												●	●	●		¡
Currency Risk								●	●	●	●	●	●	●
Synthetic Foreign Equity Securities									¡	¡	●
Equity Linked Notes									¡	¡	●
Derivatives (Futures Contracts, Options, Forwards and Swaps)	¡	¡	¡	¡	¡	¡			¡	¡	●	●	●	●		¡
Forward Currency Contracts									●	●		●	●	●
Leveraging Risk		●										●	●	●
Short Sales		●
Real Estate Securities				●	¡		¡	●	¡	¡	¡

● = Principal Risk ¡ = Non-Principal Risk	Diversified Equity	Quantitative Equity	Tax-Managed Large Cap	Special Growth	Tax-Managed Mid & Small Cap	Select Growth	Select Value	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Fixed Income I	Multistrategy Bond	Short Duration Bond	Tax Exempt Bond	Money Market
RISKS
REITs				●	¡		¡	●	¡	¡	●
Depositary Receipts	●	●	●	●	●	●	●	¡	●	●	●
Illiquid Securities				¡	¡	¡	¡	¡	¡	¡	●	●	●	●	●	●
Non-Diversification Risk								●
Industry Concentration Risk								●
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	●	●	●	●	¡			●	●	●	●		●	●

*	Includes small-cap risk only

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Tax-Sensitive Management

A Fund’s tax-managed equity investment strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. A tax-sensitive investment strategy involves active management and a Fund may, at times, take steps to postpone the realization of capital gains that other mutual funds that are not tax-managed may not. This may lead to a difference in pre-tax returns. While the Funds’ money managers investment approaches typically result in the realization of long-term capital gains, short-term capital gains will be realized from time to time when the money managers believe it is appropriate or as a result of corporate actions. At times, it may also be impossible to implement the tax-managed strategy if, for example, a Fund does not have any capital losses to offset capital gains.

•	Use of Multiple Money Managers in a Tax-Sensitive Fund

A tax-managed Fund which also uses a multi-manager approach is subject to unique risks. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. However, this does not guarantee that wash sales will not occur from time to time. To the extent that they do occur from time to time the ability of the Fund to achieve its investment objective may be impacted. Additionally, transitions between money managers may require the sale of portfolio securities resulting in the Fund realizing net capital gains.

•	Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund

If large shareholder redemptions occur unexpectedly, a Fund could be required to sell portfolio securities resulting in its realization of net capital gains. If a Fund holds individual securities that have significantly appreciated over a long period of time it may be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains. The realization of such capital gains could prevent the Fund from meeting its investment objective.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small and Micro Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in small and micro capitalization companies may involve greater risks because these companies generally have a limited track record. Small and micro capitalization companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity. As a result of these factors, the performance of small and micro capitalization companies can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Money Market Securities (including instruments of U.S. Banks and Corporations)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or "tranches", with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of "reserve funds" (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and "overcollateralization" (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is subject to the same risks as money market securities generally. In addition, asset-backed commercial paper is usually unregistered. Therefore, transfer of these securities is restricted by the Securities Act of 1933.

•	Funding Agreements

Funding agreements are subject to reinvestment risk and credit risk, as are all money market securities. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include of letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Demand Notes

Demand notes are obligations with the right to a “put”. The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Non-Diversification Risk

As a non-diversified fund, the Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in this Prospectus.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared	Payable	Funds

Daily	Monthly	Money Market

Monthly	Early in the following month	Multistrategy Bond and Tax Exempt Bond Funds

Quarterly	April, July, October and December	Diversified Equity, Quantitative Equity, Select Value, Real Estate Securities, Fixed Income I and Short Duration Bond Funds

Annually	Mid-December	Tax-Managed Large Cap, Special Growth, Tax-Managed Mid & Small Cap, Select Growth, Global Equity, International Securities and Emerging Markets Funds

An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

The Money Market Fund determines net investment income immediately prior to the determination of its net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

TAXES

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund’s assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit.

If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Quantitative Equity Fund, Tax-Managed Large Cap Fund, Special Growth Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund, Select Value Fund, or Global Equity Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds consider the tax consequences of portfolio trading activity among other factors during a particular year, the realization of capital gains is not entirely within either the Fund’s or their money managers’ control. Shareholder purchase and redemption activity, as well as the Fund’s performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

The Tax Exempt Bond Fund intends to continue to qualify to pay “exempt-interest dividends” to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. If the Fund invests in private activity bonds, a portion of any dividends derived from income from such investments may be treated as a preference item in determining your alternative minimum tax.

For the Money Market Fund, no portion of the Fund’s distributions is expected to qualify for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders. Because the Money Market Fund expects to maintain a stable $1.00 Share price, you should not have any gains or losses if you sell your shares.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CHOOSING A CLASS OF SHARES TO BUY

The Funds offer more than one class of shares. Each class of shares has different expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

COMPARING THE FUNDS’ CLASSES

Your Financial Intermediary can help you decide which class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

Class A Shares, Money Market Fund Only

Initial sales charge	None

Annual 12b-1 fees and Service Fees	Up to 0.15% of average daily assets

Class A Shares (excluding Money Market Fund)

Initial sales charge	Up to 5.75% for the equity Funds and up to 3.75% for the fixed-income Funds; reduced, waived or deferred for large purchases and certain investors.

Deferred Sales Charge	1.00% on redemptions of class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class C Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 1.00% of average daily assets

Class E Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class S Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	None

FRONT-END SALES CHARGES

Class C, E and S Shares

Class C, E and S Shares of all Funds offered in this Prospectus are sold without an initial sales charge.

Class A Shares, Money Market Fund Only

Class A Shares of the Money Market Fund are sold without an initial sales charge. However, if Shares of the Money Market Fund are exchanged for Class A Shares of another RIC Fund, the sales charge applicable to the other fund may apply.

Class A Shares (excluding Money Market Fund)

Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds’ distributions of dividends or capital gains you reinvest in additional Class A Shares.

The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them. The equity Funds and the fixed-income Funds have different front-end sales charges. The equity Funds include the Diversified Equity, Quantitative Equity, Special Growth, Real Estate Securities, Global Equity, International Securities and Emerging Markets Funds. The fixed-income Funds include the Multistrategy Bond and Short Duration Bond Funds.

Equity Funds Front-End Sales Charges	Front-end sales charge as % of Offering Price	Net amount Invested	Financial Intermediary commission as % of offering price
Amount of Purchase
Less than $50,000	5.75	6.10	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.60
$1,000,000 or more	-0-	-0-	up to 1.00

Fixed-Income Funds Front-End Sales Charges	Front-end sales charge as % of Offering Price	Net amount Invested	Financial Intermediary commission as % of offering price
Amount of Purchase
Less than $50,000	3.75	3.90	3.00
$50,000 but less than $100,000	3.50	3.63	2.75
$100,000 but less than $250,000	2.50	2.56	2.00
$250,000 but less than $500,000	2.00	2.04	1.60
$500,000 but less than $1,000,000	1.50	1.52	1.20
$1,000,000 or more	-0-	-0-	up to 1.00

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds’ SAI.

Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

1.	Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons

2.	Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

3.	Sales to employer sponsored Defined Contribution plans, excluding SEPs, SIMPLE-IRA and individual 403(b) Plans

4.	Sales to endowments or foundations with $50 million or more in assets

5.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative

6.	Accounts managed by a member of Russell Investments

7.	Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

8.	Shares purchased through accounts that are part of certain qualified fee-based programs.

Moving Between Accounts. Under certain circumstances, you may transfer Class A shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front end sales charge. For example, you may transfer shares without paying a front end sales load in the following cases:

•	From a non-retirement account to an IRA or other individual retirement account

•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account

In some cases, due to operational limitations or reporting requirements, you must redeem shares from one account and purchase shares in another account to achieve this type of transfer.

If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

The following accounts owned by you and/or a member of your immediately family (as defined below):

a.	Accounts held individually or jointly

b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

c.	IRA accounts and certain single participant retirement plan accounts

d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family

For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Rights of Accumulation (“ROA”). You may combine current purchases of any RIC Fund (other than money market funds) with the value of your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.

Letter of intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested or the account is transferred to another Financial Intermediary during the LOI period, shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Fund shares held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.

Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Class A Shares of the Money Market Fund initially purchased without payment of a front-end sales charge will be subject to the applicable front-end sales charge when exchanged into Class A Shares of another RIC Fund. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Reinstatement Privilege. You may reinvest proceeds from a redemption or distribution of Class A Shares (except Money Market Fund) into any Class A Shares of a RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section titled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.

The Funds make available free of charge, on the Funds’ website at www.russell.com, information about sales charges and sales charge waivers. The Funds’ website includes hyperlinks that facilitate access to this information.

MORE ABOUT DEFERRED SALES CHARGES

You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on Class A Shares (other than Class A Shares of the Money Market Fund) and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges between Class A Shares of the RIC Funds are not subject to a deferred sales charge.

The deferred sales charge may be waived on:

•	shares sold within 12 months following the death or disability of a shareholder

•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2

•	as part of a systematic withdrawal plan equaling no more than 1% of the account value per any monthly redemption

•	involuntary redemptions

•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

If you want to learn more about deferred sales charges, contact your Financial Intermediary.

DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds offer multiple Classes of Shares in this Prospectus: Class A Shares, Class C Shares, Class E Shares and Class S Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy”, “Front-End Sales Charges”, and “More About Deferred Sales Charges”.

Class A Shares participate in the Funds’ Rule 12b-1 distribution plan. Under the distribution plan, the Money Market Fund’s Class A Shares currently pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. All other Funds’ Class A shares currently pay distribution fees of 0.25% annually for the sale and distribution of Class A shares. The distribution fees are paid out of the Funds’ Class A Shares assets on an ongoing basis, and over time will increase the cost of your investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class C Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Funds’ Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Funds’ Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds’ Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class E Shares participate in the Funds’ shareholder services plan. Under the shareholder services plan, the Funds’ Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds’ Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

Class S Shares participate in neither the Funds’ distribution plan nor the Funds’ shareholder services plan.

Financial Intermediaries may receive distribution compensation from the Funds’ Distributor with respect to Class A Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan. Financial Intermediaries may receive distribution compensation and shareholder services compensation from the Funds’ Distributor with respect to Class C Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan and the Funds’ shareholder services plan. Financial Intermediaries may receive shareholder services compensation from the Funds’ Distributor with respect to Class E Shares of the Funds pursuant to the Funds’ shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC, or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Except for the Money Market Fund, Class E and S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E or S Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares.

The Funds generally do not have the ability to enforce these limitations on access to Class E and S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and S Shares available to those categories of investors listed above that qualify for access to Class E and S Shares. However, the Funds will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.

There is currently no required minimum initial investment for the Funds offered by this prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

For Class C, Class E and Class S Shares: All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

For the Money Market Fund: An order will be effective on the date received if (i) the order is received by the Fund or an authorized Fund agent prior to the following designated times (the “order cut-off time”) and (ii) payment by federal funds wire is received that day:

Money Market Fund—4:00 p.m. Eastern Time

If an order is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early, (6) on a day the NYSE is not open for regular trading or (7) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.

Orders received by the Fund (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order if payment by federal funds wire is received that day and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

Check settlement payments received by the Fund prior to or after the applicable order cut-off time will receive the dividend declared on the first business day following receipt of the order.

Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Fund. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

For all other Funds: Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

For Class A Shares: Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. Contact your Financial Intermediary for further information.

For Class C, Class E and Class S Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

For Class A Shares, exchanges must be made through your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

If you invest in Class C, Class E or Class S Shares, and if you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds other than the Money Market Fund, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Board of Trustees believes that it is unnecessary for the Money Market Fund to have such frequent trading policies because the Money Market Fund (i) may be used as a short-term investment, and (ii) intends to maintain a stable net asset value, which limits the opportunities for price arbitrage.

The Funds, other than the Money Market Fund, discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds’ long-term strategy, these Funds will apply their general right to reject any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds’ strategy.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for “substantive” trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.

Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

HOW TO REDEEM SHARES

For the Money Market Fund: Shares may be redeemed through your Financial Intermediary on any business day of the Fund as outlined in the “Redemption Dates and Times” section of this Prospectus. Redemption requests received by the applicable cut-off time specified below are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure the Fund has received payment for your purchase. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

For all other Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

For the Money Market Fund: If a wire or non-wire redemption request is received (1) after the applicable redemption cut-off time specified below, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early, (6) on a day the NYSE is not open for regular trading or (7) on a Federal Reserve Holiday on which the NYSE is open, then the request will be effective on the next business day.

Non-Wire Redemption Requests. Redemption requests for payment other than by wire must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier (the “non-wire redemption cut-off time”) to be processed at the net asset value calculated on that day. Non-wire redemption requests received prior to the non-wire redemption cut-off time will receive the dividend declared on the date of receipt of the redemption request.

Wire Redemption Requests. Redemption requests for payment by wire must be received by the Fund or an authorized Fund agent prior to the following designated times (the “redemption cut-off time”) to be effective on the date received.

Money Market Fund—4:00 p.m. Eastern Time

Wire redemption requests received by the Fund (1) prior to the applicable redemption cut-off time will not receive the dividend declared on the date of receipt of the redemption request and (2) at or after the applicable wire redemption cut-off time will receive the dividend determined on the date of receipt of the redemption request.

For all other Funds: Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

For Class C, Class E and Class S Shares: If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

For Class A Shares: When you redeem your Shares, the Funds will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Funds receive the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary.

For Class C, Class E and Class S Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

For Class C, Class E and Class S Shares: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

For Class C, Class E and Class S Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

In-Kind Exchange of Securities for Funds other than the Money Market Fund

RIMCo, in its capacity as each Fund’s investment adviser, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

Redemption In-Kind for Funds other than the Money Market Fund

A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. It is possible that an in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly and at a fair price, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

For Class C, Class E and Class S Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Funds’ Class A, Class C, Class E and Class S Shares, respectively, for the periods shown.

Diversified Equity Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$48.45
Income From Operations
Net investment income (loss) (a)	.14
Net realized and unrealized gain (loss)	7.45
Total income from operations	7.59
Distributions
From net investment income	(.20)
Net Asset Value, End of Period	$55.84
Total Return (%) (b) (e)	15.70
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,438
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.22
Operating expenses, gross (c)	1.22
Net investment income (loss) (c) (d)	.42
Portfolio turnover rate (%) (b)	110.60

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Diversified Equity Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$47.30	$43.08	$38.64	$36.27	$30.52
Income From Operations
Net investment income (loss) (a)	(.09)	(.11)	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	8.70	5.60	4.58	2.54	5.88
Total income from operations	8.61	5.49	4.48	2.37	5.75
Distributions
From net investment income	(.04)	(.03)	(.04)	—	— (b)
From net realized gain	(2.20)	(1.24)	—	—	—
Total distributions	(2.24)	(1.27)	(.04)	—	—
Net Asset Value, End of Period	$53.67	$47.30	$43.08	$38.64	$36.27
Total Return (%)	18.92	12.98	11.60	6.53	18.88
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$168,871	$151,890	$126,123	$94,663	$64,316
Ratios to average net assets (%):
Operating expenses, net (c)	1.97	1.97	1.98	2.00	2.05
Operating expenses, gross	1.97	1.97	1.98	2.00	2.05
Net investment income (loss) (c)	(.18)	(.25)	(.24)	(.45)	(.39)
Portfolio turnover rate (%)	110.60	96.67	110.70	125.03	109.50

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Diversified Equity Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$49.01	$44.46	$39.75	$37.12	$31.10
Income From Operations
Net investment income (loss) (a)	.29	.23	.23	.12	.12
Net realized and unrealized gain (loss)	9.04	5.79	4.70	2.61	6.00
Total income from operations	9.33	6.02	4.93	2.73	6.12
Distributions
From net investment income	(.29)	(.23)	(.22)	(.10)	(.10)
From net realized gain	(2.20)	(1.24)	—	—	—
Total distributions	(2.49)	(1.47)	(.22)	(.10)	(.10)
Net Asset Value, End of Period	$55.85	$49.01	$44.46	$39.75	$37.12
Total Return (%)	19.81	13.80	12.46	7.33	19.77
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$79,125	$69,011	$53,227	$45,413	$34,229
Ratios to average net assets (%):
Operating expenses, net (b)	1.22	1.22	1.23	1.24	1.30
Operating expenses, gross	1.22	1.22	1.23	1.25	1.30
Net investment income (loss) (b)	.57	.50	.53	.30	.36
Portfolio turnover rate (%)	110.60	96.67	110.70	125.03	109.50

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Diversified Equity Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$49.02	$44.45	$39.74	$37.13	$31.09
Income From Operations
Net investment income (loss) (a)	.42	.35	.33	.22	.20
Net realized and unrealized gain (loss)	9.05	5.79	4.71	2.60	6.01
Total income from operations	9.47	6.14	5.04	2.82	6.21
Distributions
From net investment income	(.42)	(.33)	(.33)	(.21)	(.17)
From net realized gain	(2.20)	(1.24)	—	—	—
Total distributions	(2.62)	(1.57)	(.33)	(.21)	(.17)
Net Asset Value, End of Period	$55.87	$49.02	$44.45	$39.74	$37.13
Total Return (%)	20.14	14.12	12.71	7.61	20.09
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,529,750	$3,560,003	$2,557,669	$1,943,583	$1,445,118
Ratios to average net assets (%):
Operating expenses, net (b)	.97	.97	.98	.99	1.04
Operating expenses, gross	.97	.97	.98	1.00	1.04
Net investment income (loss) (b)	.82	.75	.77	.55	.61
Portfolio turnover rate (%)	110.60	96.67	110.70	125.03	109.50

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Quantitative Equity Fund—Class A Shares

	Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$40.69
Income From Operations
Net investment income (loss) (a)	.11
Net realized and unrealized gain (loss)	3.05
Total income from operations	3.16
Distributions
From net realized gain	(.18)
Net Asset Value, End of Period	$43.67
Total Return (%) (b) (e)	7.75
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,808
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.35	(f)
Operating expenses, gross (c)	1.35
Net investment income (loss) (c) (d)	.29
Portfolio turnover rate (%) (b)	100.78

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The annualized net expense ratio is 1.25% not including the dividend expense from short sales.

Quantitative Equity Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$40.71	$37.22	$34.24	$31.92	$26.53
Income From Operations
Net investment income (loss) (a)	(.06)	(.02)	(.02)	(.12)	(.09)
Net realized and unrealized gain (loss)	3.85	5.20	3.07	2.44	5.49
Total income from operations	3.79	5.18	3.05	2.32	5.40
Distributions
From net investment income	(.05)	(.03)	(.07)	—	(.01)
From net realized gain	(2.12)	(1.66)	—	—	—
Total distributions	(2.17)	(1.69)	(.07)	—	(.01)
Net Asset Value, End of Period	$42.33	$40.71	$37.22	$34.24	$31.92
Total Return (%)	9.67	14.34	8.92	7.27	20.35
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$159,955	$155,978	$128,236	$98,012	$65,096
Ratios to average net assets (%):
Operating expenses, net (b)	2.10 (c)	1.98 (c)	1.98	1.99	2.02
Operating expenses, gross	2.10	1.98	1.98	1.99	2.02
Net investment income (loss) (b)	(.15)	(.05)	(.07)	(.35)	(.32)
Portfolio turnover rate (%)	100.78	104.52	108.48	91.31	108.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is 1.97% not including the dividend expense from short sales.

Quantitative Equity Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$41.86	$38.18	$35.04	$32.55	$26.94
Income From Operations
Net investment income (loss) (a)	.25	.27	.26	.14	.12
Net realized and unrealized gain (loss)	3.97	5.34	3.14	2.49	5.60
Total income from operations	4.22	5.61	3.40	2.63	5.72
Distributions
From net investment income	(.27)	(.27)	(.26)	(.14)	(.11)
From net realized gain	(2.12)	(1.66)	—	—	—
Total distributions	(2.39)	(1.93)	(.26)	(.14)	(.11)
Net Asset Value, End of Period	$43.69	$41.86	$38.18	$35.04	$32.55
Total Return (%)	10.53	15.18	9.72	8.08	21.28
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$78,688	$73,033	$53,725	$48,646	$37,594
Ratios to average net assets (%):
Operating expenses, net (b)	1.35 (c)	1.23 (c)	1.23	1.24	1.28
Operating expenses, gross	1.35	1.23	1.23	1.24	1.28
Net investment income (loss) (b)	.60	.70	.70	.40	.43
Portfolio turnover rate (%)	100.78	104.52	108.48	91.31	108.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is 1.22% not including the dividend expense from short sales.

Quantitative Equity Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$41.99	$38.28	$35.13	$32.64	$27.01
Income From Operations
Net investment income (loss) (a)	.36	.38	.35	.22	.20
Net realized and unrealized gain (loss)	3.98	5.36	3.15	2.49	5.61
Total income from operations	4.34	5.74	3.50	2.71	5.81
Distributions
From net investment income	(.38)	(.37)	(.35)	(.22)	(.18)
From net realized gain	(2.12)	(1.66)	—	—	—
Total distributions	(2.50)	(2.03)	(.35)	(.22)	(.18)
Net Asset Value, End of Period	$43.83	$41.99	$38.28	$35.13	$32.64
Total Return (%)	10.79	15.49	9.99	8.32	21.58
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,451,940	$3,675,907	$2,650,719	$2,057,082	$1,555,289
Ratios to average net assets (%):
Operating expenses, net (b)	1.10 (d)	.98 (c)	.98	.99	1.02
Operating expenses, gross	1.10	.98	.98	.99	1.02
Net investment income (loss) (b)	.84	.95	.94	.65	.69
Portfolio turnover rate (%)	100.78	104.52	108.48	91.31	108.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is .96% not including the dividend expense from short sales.

(d)	The annualized net expense ratio is .97% not including the dividend expense from short sales.

Tax-Managed Large Cap Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.62	$17.68	$16.55	$15.02	$12.61
Income From Operations
Net investment income (loss) (a)	(.06)	(.02)	.01	(.06)	(.04)
Net realized and unrealized gain (loss)	3.22	1.96	1.14	1.59	2.45
Total income from operations	3.16	1.94	1.15	1.53	2.41
Distributions
From net investment income	—	—	(.02)	—	—
Net Asset Value, End of Period	$22.78	$19.62	$17.68	$16.55	$15.02
Total Return (%)	16.11	10.97	6.94	10.19	19.11
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$21,692	$19,112	$16,955	$13,304	$10,022
Ratios to average net assets (%):
Operating expenses, net (b)	1.92	1.92	1.91	1.92	1.94
Operating expenses, gross	1.92	1.92	1.91	1.92	1.94
Net investment income (loss) (b)	(.30)	(.13)	.08	(.38)	(.30)
Portfolio turnover rate (%)	50.10	60.63	42.92	32.15	127.47

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax-Managed Large Cap Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.12	$18.09	$16.93	$15.30	$12.83
Income From Operations
Net investment income (loss) (a)	.10	.11	.15	.06	.06
Net realized and unrealized gain (loss)	3.31	2.02	1.15	1.63	2.50
Total income from operations	3.41	2.13	1.30	1.69	2.56
Distributions
From net investment income	(.12)	(.10)	(.14)	(.06)	(.09)
Net Asset Value, End of Period	$23.41	$20.12	$18.09	$16.93	$15.30
Total Return (%)	17.01	11.82	7.72	11.05	20.04
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$16,891	$12,726	$8,695	$5,991	$4,743
Ratios to average net assets (%):
Operating expenses, net (b)	1.17	1.17	1.16	1.17	1.19
Operating expenses, gross	1.17	1.17	1.16	1.17	1.19
Net investment income (loss) (b)	.45	.60	.84	.37	.46
Portfolio turnover rate (%)	50.10	60.63	42.92	32.15	127.47

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax-Managed Large Cap Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.21	$18.16	$16.99	$15.34	$12.87
Income From Operations
Net investment income (loss) (a)	.15	.17	.20	.10	.10
Net realized and unrealized gain (loss)	3.32	2.02	1.15	1.63	2.48
Total income from operations	3.47	2.19	1.35	1.73	2.58
Distributions
From net investment income	(.16)	(.14)	(.18)	(.08)	(.11)
Net Asset Value, End of Period	$23.52	$20.21	$18.16	$16.99	$15.34
Total Return (%)	17.28	12.12	7.98	11.33	20.24
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$572,138	$458,002	$386,605	$342,640	$307,458
Ratios to average net assets (%):
Operating expenses, net (b)	.92	.92	.90	.92	.94
Operating expenses, gross	.92	.92	.91	.92	.94
Net investment income (loss) (b)	.70	.87	1.12	.62	.71
Portfolio turnover rate (%)	50.10	60.63	42.92	32.15	127.47

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Special Growth Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$49.13
Income From Operations
Net investment income (loss) (a)	(.02)
Net realized and unrealized gain (loss)	4.93
Total income from operations	4.91
Net Asset Value, End of Period	$54.04
Total Return (%) (b) (e)	10.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,271
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.48
Operating expenses, gross (c)	1.48
Net investment income (loss) (c) (d)	(.06)
Portfolio turnover rate (%) (b)	143.53

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Special Growth Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$50.08	$47.85	$49.16	$46.99	$33.52
Income From Operations
Net investment income (loss) (a)	(.37)	(.47)	(.59)	(.56)	(.46)
Net realized and unrealized gain (loss)	6.89	7.76	5.78	4.05	13.93
Total income from operations	6.52	7.29	5.19	3.49	13.47
Distributions
From net realized gain	(7.35)	(5.06)	(6.50)	(1.32)	—
Net Asset Value, End of Period	$49.25	$50.08	$47.85	$49.16	$46.99
Total Return (%)	14.63	16.26	10.82	7.54	40.19
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$70,322	$67,164	$56,084	$46,919	$36,364
Ratios to average net assets (%):
Operating expenses, net (b)	2.23	2.23	2.28	2.29	2.36
Operating expenses, gross	2.23	2.23	2.29	2.29	2.36
Net investment income (loss) (b)	(.79)	(.98)	(1.24)	(1.15)	(1.21)
Portfolio turnover rate (%)	143.53	154.79	153.63	124.97	127.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Special Growth Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$53.90	$50.79	$51.47	$48.77	$34.53
Income From Operations
Net investment income (loss) (a)	(.02)	(.11)	(.26)	(.20)	(.18)
Net realized and unrealized gain (loss)	7.52	8.28	6.08	4.22	14.42
Total income from operations	7.50	8.17	5.82	4.02	14.24
Distributions
From net realized gain	(7.35)	(5.06)	(6.50)	(1.32)	—
Net Asset Value, End of Period	$54.05	$53.90	$50.79	$51.47	$48.77
Total Return (%)	15.49	17.12	11.65	8.37	41.24
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$29,838	$25,435	$21,436	$32,028	$16,581
Ratios to average net assets (%):
Operating expenses, net (b)	1.48	1.48	1.54	1.54	1.62
Operating expenses, gross	1.48	1.48	1.54	1.54	1.62
Net investment income (loss) (b)	(.04)	(.22)	(.50)	(.39)	(.46)
Portfolio turnover rate (%)	143.53	154.79	153.63	124.97	127.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Special Growth Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$56.07	$52.52	$52.89	$49.95	$35.28
Income From Operations
Net investment income (loss) (a)	.11	.02	(.12)	(.07)	(.08)
Net realized and unrealized gain (loss)	7.87	8.59	6.25	4.33	14.75
Total income from operations	7.98	8.61	6.13	4.26	14.67
Distributions
From net investment income	—	— (b)	—	—	—
From net realized gain	(7.35)	(5.06)	(6.50)	(1.32)	—
Total distributions	(7.35)	(5.06)	(6.50)	(1.32)	—
Net Asset Value, End of Period	$56.70	$56.07	$52.52	$52.89	$49.95
Total Return (%)	15.78	17.42	11.95	8.64	41.61
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,483,357	$1,095,807	$860,480	$707,851	$631,246
Ratios to average net assets (%):
Operating expenses, net (c)	1.23	1.23	1.27	1.29	1.35
Operating expenses, gross	1.23	1.23	1.29	1.29	1.35
Net investment income (loss) (c)	.21	.03	(.23)	(.14)	(.19)
Portfolio turnover rate (%)	143.53	154.79	153.63	124.97	127.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax-Managed Mid & Small Cap Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.22	$11.59	$10.17	$9.33	$7.12
Income From Operations
Net investment income (loss) (a)	(.13)	(.14)	(.12)	(.13)	(.08)
Net realized and unrealized gain (loss)	2.18	1.77	1.54	.97	2.29
Total income from operations	2.05	1.63	1.42	.84	2.21
Distributions
From net realized gain	(.20)	—	—	—	—
Net Asset Value, End of Period	$15.07	$13.22	$11.59	$10.17	$9.33
Total Return (%)	15.70	14.06	13.96	9.00	31.04
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$14,088	$11,975	$9,295	$6,041	$5,025
Ratios to average net assets (%):
Operating expenses, net (b)	2.25	2.25	2.24	2.25	2.25
Operating expenses, gross	2.30	2.35	2.37	2.34	2.49
Net investment income (loss) (b)	(.93)	(1.09)	(1.06)	(1.33)	(1.06)
Portfolio turnover rate (%)	56.71	54.34	57.90	203.33	81.91

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax-Managed Mid & Small Cap Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.93	$12.13	$10.56	$9.62	$7.28
Income From Operations
Net investment income (loss) (a)	(.03)	(.05)	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	2.33	1.85	1.61	1.00	2.36
Total income from operations	2.30	1.80	1.57	.94	2.34
Distributions
From net realized gain	(.20)	—	—	—	—
Net Asset Value, End of Period	$16.03	$13.93	$12.13	$10.56	$9.62
Total Return (%)	16.70	14.84	14.87	9.77	32.14
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,654	$2,523	$1,663	$1,279	$850
Ratios to average net assets (%):
Operating expenses, net (b)	1.50	1.50	1.48	1.50	1.50
Operating expenses, gross	1.55	1.60	1.62	1.59	1.74
Net investment income (loss) (b)	(.19)	(.34)	(.32)	(.58)	(.31)
Portfolio turnover rate (%)	56.71	54.34	57.90	203.33	81.91

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax-Managed Mid & Small Cap Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.13	$12.27	$10.65	$9.68	$7.31
Income From Operations
Net investment income (loss) (a)	.01	(.01)	(.01)	(.03)	—	(b)
Net realized and unrealized gain (loss)	2.36	1.87	1.63	1.00	2.37
Total income from operations	2.37	1.86	1.62	.97	2.37
Distributions
From net realized gain	(.20)	—	—	—	—
Net Asset Value, End of Period	$16.30	$14.13	$12.27	$10.65	$9.68
Total Return (%)	16.97	15.16	15.21	10.02	32.42
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$265,807	$198,081	$156,596	$123,045	$106,738
Ratios to average net assets (%):
Operating expenses, net (c)	1.25	1.25	1.22	1.25	1.25
Operating expenses, gross	1.30	1.35	1.38	1.34	1.49
Net investment income (loss) (c)	.07	(.09)	(.06)	(.32)	(.06)
Portfolio turnover rate (%)	56.71	54.34	57.90	203.33	81.91

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Growth Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.84	$7.45	$6.85	$6.85	$5.23
Income From Operations
Net investment income (loss) (a)	(.09)	(.09)	(.08)	(.11)	(.09)
Net realized and unrealized gain (loss)	1.42	.48	.68	.11	1.71
Total income from operations	1.33	.39	.60	—	1.62
Net Asset Value, End of Period	$9.17	$7.84	$7.45	$6.85	$6.85
Total Return (%)	16.96	5.23	8.76	(.15)	31.17
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$11,204	$9,764	$8,149	$5,942	$3,265
Ratios to average net assets (%):
Operating expenses, net (b)	2.23	2.22	2.23	2.25	2.20
Operating expenses, gross	2.27	2.27	2.32	2.50	2.74
Net investment income (loss) (b)	(1.14)	(1.20)	(1.15)	(1.53)	(1.57)
Portfolio turnover rate (%)	138.41	148.35	127.68	134.00	149.76

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Growth Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.25	$7.76	$7.08	$7.03	$5.31
Income From Operations
Net investment income (loss) (a)	(.02)	(.03)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.49	.52	.69	.10	1.76
Total income from operations	1.47	.49	.68	.05	1.72
Net Asset Value, End of Period	$9.72	$8.25	$7.76	$7.08	$7.03
Total Return (%)	17.82	6.31	9.60	.71	32.39
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,104	$6,590	$4,255	$5,749	$4,865
Ratios to average net assets (%):
Operating expenses, net (b)	1.37	1.36	1.28	1.36	1.26
Operating expenses, gross	1.41	1.42	1.40	1.54	1.79
Net investment income (loss) (b)	(.28)	(.34)	(.15)	(.65)	(.62)
Portfolio turnover rate (%)	138.41	148.35	127.68	134.00	149.76

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Growth Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$8.38	$7.87	$7.15		$7.08	$5.34
Income From Operations
Net investment income (loss) (a)	(.01)	(.01)	—	(b)	(.03)	(.02)
Net realized and unrealized gain (loss)	1.52	.52	.72		.10	1.76
Total income from operations	1.51	.51	.72		.07	1.74
Net Asset Value, End of Period	$9.89	$8.38	$7.87		$7.15	$7.08
Total Return (%)	18.02	6.48	10.07		.99	32.58
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$79,962	$71,433	$57,324		$51,569	$42,421
Ratios to average net assets (%):
Operating expenses, net (c)	1.16	1.15	1.06		1.09	1.03
Operating expenses, gross	1.20	1.21	1.18		1.27	1.56
Net investment income (loss) (c)	(.07)	(.13)	.04		(.38)	(.40)
Portfolio turnover rate (%)	138.41	148.35	127.68		134.00	149.76

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Value Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.44	$11.27	$10.15	$8.97	$7.41
Income From Operations
Net investment income (loss) (a)	.01	.01	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.16	1.83	1.16	1.22	1.58
Total income from operations	1.17	1.84	1.14	1.19	1.57
Distributions
From net investment income	(.02)	(.03)	(.01)	(.01)	(.01)
From net realized gain	(.75)	(.64)	(.01)	—	—
Total distributions	(.77)	(.67)	(.02)	(.01)	(.01)
Net Asset Value, End of Period	$12.84	$12.44	$11.27	$10.15	$8.97
Total Return (%)	9.73	17.01	11.23	13.24	21.19
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$25,688	$26,168	$21,228	$16,834	$9,972
Ratios to average net assets (%):
Operating expenses, net (b)	2.09	2.11	2.18	2.25	2.15
Operating expenses, gross	2.09	2.11	2.20	2.32	2.42
Net investment income (loss) (b)	.06	.08	(.18)	(.31)	(.12)
Portfolio turnover rate (%)	128.36	86.60	84.74	96.07	105.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Value Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.66	$11.43	$10.28	$9.05	$7.46
Income From Operations
Net investment income (loss) (a)	.11	.11	.09	.05	.06
Net realized and unrealized gain (loss)	1.19	1.87	1.16	1.23	1.58
Total income from operations	1.30	1.98	1.25	1.28	1.64
Distributions
From net investment income	(.11)	(.11)	(.09)	(.05)	(.05)
From net realized gain	(.75)	(.64)	(.01)	—	—
Total distributions	(.86)	(.75)	(.10)	(.05)	(.05)
Net Asset Value, End of Period	$13.10	$12.66	$11.43	$10.28	$9.05
Total Return (%)	10.64	18.15	12.14	14.31	22.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,774	$10,871	$8,770	$9,167	$7,778
Ratios to average net assets (%):
Operating expenses, net (b)	1.27	1.27	1.25	1.39	1.21
Operating expenses, gross	1.27	1.27	1.30	1.39	1.48
Net investment income (loss) (b)	.88	.91	.78	.55	.77
Portfolio turnover rate (%)	128.36	86.60	84.74	96.07	105.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Select Value Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.67	$11.44	$10.29	$9.05	$7.45
Income From Operations
Net investment income (loss) (a)	.14	.13	.11	.08	.07
Net realized and unrealized gain (loss)	1.17	1.87	1.16	1.24	1.60
Total income from operations	1.31	2.00	1.27	1.32	1.67
Distributions
From net investment income	(.14)	(.13)	(.11)	(.08)	(.07)
From net realized gain	(.75)	(.64)	(.01)	—	—
Total distributions	(.88)	(.77)	(.12)	(.08)	(.07)
Net Asset Value, End of Period	$13.10	$12.67	$11.44	$10.29	$9.05
Total Return (%)	10.87	18.32	12.36	14.61	22.53
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$274,355	$253,586	$198,551	$173,635	$128,383
Ratios to average net assets (%):
Operating expenses, net (b)	1.05	1.09	1.07	1.10	1.01
Operating expenses, gross	1.05	1.10	1.10	1.10	1.28
Net investment income (loss) (b)	1.10	1.09	.95	.84	1.03
Portfolio turnover rate (%)	128.36	86.60	84.74	96.07	105.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Real Estate Securities Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$57.37
Income From Operations
Net investment income (loss) (a)	.11
Net realized and unrealized gain (loss)	(4.50)
Total income from operations	(4.39)
Distributions
From net investment income	(.69)
Net Asset Value, End of Period	$52.29
Total Return (%) (b) (e)	(7.70)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,868
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.32
Operating expenses, gross (c)	1.33
Net investment income (loss) (c) (d)	.35
Portfolio turnover rate (%) (b)	70.46

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Real Estate Securities Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$56.11	$46.08	$43.10	$33.94	$26.52
Income From Operations
Net investment income (loss) (a)	.20	.22	.42	.46	1.11
Net realized and unrealized gain (loss)	.27	15.14	6.66	9.92	7.53
Total income from operations	.47	15.36	7.08	10.38	8.64
Distributions
From net investment income	(.34)	(.35)	(.43)	(1.21)	(1.11)
From net realized gain	(4.82)	(4.98)	(3.67)	(.01)	(.11)
Total distributions	(5.16)	(5.33)	(4.10)	(1.22)	(1.22)
Net Asset Value, End of Period	$51.42	$56.11	$46.08	$43.10	$33.94
Total Return (%)	.56	36.63	17.22	30.97	33.23
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$98,745	$110,287	$81,876	$61,089	$32,784
Ratios to average net assets (%):
Operating expenses, net (b)	2.07	2.07	2.10	2.12	2.20
Operating expenses, gross	2.08	2.08	2.10	2.12	2.30
Net investment income (loss) (b)	.38	.45	.95	1.20	3.67
Portfolio turnover rate (%)	70.46	48.64	63.95	38.04	46.09

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Real Estate Securities Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$56.95	$46.62	$43.55	$34.24	$26.72
Income From Operations
Net investment income (loss) (a)	.62	.59	.76	.75	1.34
Net realized and unrealized gain (loss)	.28	15.36	6.74	10.04	7.60
Total income from operations	.90	15.95	7.50	10.79	8.94
Distributions
From net investment income	(.67)	(.64)	(.76)	(1.47)	(1.31)
From net realized gain	(4.82)	(4.98)	(3.67)	(.01)	(.11)
Total distributions	(5.49)	(5.62)	(4.43)	(1.48)	(1.42)
Net Asset Value, End of Period	$52.36	$56.95	$46.62	$43.55	$34.24
Total Return (%)	1.33	37.65	18.09	32.00	34.21
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$51,299	$59,768	$40,296	$29,436	$16,651
Ratios to average net assets (%):
Operating expenses, net (b)	1.32	1.32	1.35	1.37	1.43
Operating expenses, gross	1.33	1.32	1.35	1.37	1.62
Net investment income (loss) (b)	1.13	1.19	1.71	1.95	4.46
Portfolio turnover rate (%)	70.46	48.64	63.95	38.04	46.09

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Real Estate Securities Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$57.53	$47.03	$43.90	$34.51	$26.89
Income From Operations
Net investment income (loss) (a)	.75	.73	.88	.87	1.42
Net realized and unrealized gain (loss)	.28	15.51	6.79	10.09	7.67
Total income from operations	1.03	16.24	7.67	10.96	9.09
Distributions
From net investment income	(.80)	(.76)	(.87)	(1.56)	(1.36)
From net realized gain	(4.82)	(4.98)	(3.67)	(.01)	(.11)
Total distributions	(5.62)	(5.74)	(4.54)	(1.57)	(1.47)
Net Asset Value, End of Period	$52.94	$57.53	$47.03	$43.90	$34.51
Total Return (%)	1.57	38.04	18.35	32.30	34.58
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,126,802	$1,903,365	$1,434,109	$1,171,513	$830,448
Ratios to average net assets (%):
Operating expenses, net (b)	1.07	1.07	1.10	1.11	1.18
Operating expenses, gross	1.08	1.07	1.10	1.11	1.18
Net investment income (loss) (b)	1.38	1.46	1.95	2.23	4.66
Portfolio turnover rate (%)	70.46	48.64	63.95	38.04	46.09

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Global Equity Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.00
Income From Operations
Net investment income (loss) (a)	.05
Net realized and unrealized gain (loss)	1.32
Total income from operations	1.37
Net Asset Value, End of Period	$11.37
Total Return (%) (b) (e)	13.70
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,445
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.58
Operating expenses, gross (c)	1.58
Net investment income (loss) (c) (d)	.77
Portfolio turnover rate (%) (b)	62.05

(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Global Equity Fund—Class C Shares

	Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.00
Income From Operations
Net investment income (loss) (a)	—	(e)
Net realized and unrealized gain (loss)	1.31
Total income from operations	1.31
Net Asset Value, End of Period	$11.31
Total Return (%) (b)	13.10
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,802
Ratios to average net assets (%):
Operating expenses, net (c) (d)	2.33
Operating expenses, gross (c)	2.33
Net investment income (loss) (c) (d)	(.04)
Portfolio turnover rate (%) (b)	62.05

(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Less than $.01 per share.

Global Equity Fund—Class E Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.00
Income From Operations
Net investment income (loss) (a)	.06
Net realized and unrealized gain (loss)	1.31
Total income from operations	1.37
Net Asset Value, End of Period	$11.37
Total Return (%) (b)	13.70
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,683
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.58
Operating expenses, gross (c)	1.58
Net investment income (loss) (c) (d)	.90
Portfolio turnover rate (%) (b)	62.05

(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Global Equity Fund—Class S Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.00
Income From Operations
Net investment income (loss) (a)	.08
Net realized and unrealized gain (loss)	1.31
Total income from operations	1.39
Net Asset Value, End of Period	$11.39
Total Return (%) (b)	13.90
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,128,142
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.33
Operating expenses, gross (c)	1.33
Net investment income (loss) (c) (d)	1.12
Portfolio turnover rate (%) (b)	62.05

(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

International Securities Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$75.34
Income From Operations
Net investment income (loss) (a)	.80
Net realized and unrealized gain (loss)	13.82
Total income from operations	14.62
Net Asset Value, End of Period	$89.96
Total Return (%) (b) (e)	19.42
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$8,354
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.45
Operating expenses, gross (c)	1.45
Net investment income (loss) (c) (d)	1.57
Portfolio turnover rate (%) (b)	108.37

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

International Securities Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$75.34	$62.35	$54.38	$48.46	$38.51
Income From Operations
Net investment income (loss) (a)	.49	.61	.25	— (b)	(.05)
Net realized and unrealized gain (loss)	18.19	14.89	8.24	6.65	10.21
Total income from operations	18.68	15.50	8.49	6.65	10.16
Distributions
From net investment income	(1.06)	(.26)	(.52)	(.73)	(.21)
From net realized gain	(6.81)	(2.25)	—	—	—
Total distributions	(7.87)	(2.51)	(.52)	(.73)	(.21)
Net Asset Value, End of Period	$86.15	$75.34	$62.35	$54.38	$48.46
Total Return (%)	27.02	25.54	15.72	13.83	26.52
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$182,281	$156,760	$118,556	$80,622	$47,087
Ratios to average net assets (%):
Operating expenses, net (c)	2.20	2.21	2.24	2.29	2.42
Operating expenses, gross	2.20	2.21	2.25	2.29	2.42
Net investment income (loss) (c)	.64	.87	.42	—	(.12)
Portfolio turnover rate (%)	108.37	76.65	79.49	76.01	69.11

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

International Securities Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$78.34	$64.66	$56.28	$49.98	$39.61
Income From Operations
Net investment income (loss) (a)	1.10	1.17	.69	.39	.28
Net realized and unrealized gain (loss)	18.96	15.45	8.55	6.87	10.50
Total income from operations	20.06	16.62	9.24	7.26	10.78
Distributions
From net investment income	(1.60)	(.69)	(.86)	(.96)	(.41)
From net realized gain	(6.81)	(2.25)	—	—	—
Total distributions	(8.41)	(2.94)	(.86)	(.96)	(.41)
Net Asset Value, End of Period	$89.99	$78.34	$64.66	$56.28	$49.98
Total Return (%)	27.98	26.50	16.56	14.68	27.57
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$95,103	$73,044	$49,490	$38,630	$26,768
Ratios to average net assets (%):
Operating expenses, net (b)	1.45	1.45	1.49	1.54	1.67
Operating expenses, gross	1.45	1.46	1.50	1.54	1.67
Net investment income (loss) (b)	1.37	1.61	1.12	.72	.67
Portfolio turnover rate (%)	108.37	76.65	79.49	76.01	69.11

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

International Securities Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$79.23	$65.35	$56.84	$50.44	$39.98
Income From Operations
Net investment income (loss) (a)	1.31	1.35	.88	.53	.38
Net realized and unrealized gain (loss)	19.20	15.61	8.62	6.92	10.59
Total income from operations	20.51	16.96	9.50	7.45	10.97
Distributions
From net investment income	(1.77)	(.83)	(.99)	(1.05)	(.51)
From net realized gain	(6.81)	(2.25)	—	—	—
Total distributions	(8.58)	(3.08)	(.99)	(1.05)	(.51)
Net Asset Value, End of Period	$91.16	$79.23	$65.35	$56.84	$50.44
Total Return (%)	28.30	26.80	16.88	14.98	27.81
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,196,195	$3,281,662	$2,299,511	$1,673,516	$1,247,393
Ratios to average net assets (%):
Operating expenses, net (b)	1.20	1.20	1.23	1.29	1.42
Operating expenses, gross	1.20	1.21	1.25	1.29	1.42
Net investment income (loss) (b)	1.62	1.85	1.41	.98	.90
Portfolio turnover rate (%)	108.37	76.65	79.49	76.01	69.11

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Emerging Markets Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$20.50
Income From Operations
Net investment income (loss) (a)	.14
Net realized and unrealized gain (loss)	10.21
Total income from operations	10.35
Net Asset Value, End of Period	$30.85
Total Return (%) (b) (e)	50.49
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,537
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.88
Operating expenses, gross (c)	1.89
Net investment income (loss) (c) (d)	.86
Portfolio turnover rate (%) (b)	66.66

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Emerging Markets Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.17	$16.73	$12.52	$10.68	$7.22
Income From Operations
Net investment income (loss) (a)	(.02)	.01	.04	— (b)	.02
Net realized and unrealized gain (loss)	11.80	5.14	4.22	2.08	3.44
Total income from operations	11.78	5.15	4.26	2.08	3.46
Distributions
From net investment income	(.25)	(.28)	(.05)	(.24)	—
From net realized gain	(3.04)	(.43)	—	—	—
Total distributions	(3.29)	(.71)	(.05)	(.24)	—
Net Asset Value, End of Period	$29.66	$21.17	$16.73	$12.52	$10.68
Total Return (%)	63.90	31.63	33.98	20.04	47.58
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$66,707	$44,977	$33,961	$20,467	$12,306
Ratios to average net assets (%):
Operating expenses, net (c)	2.63	2.68	2.74	2.83	3.09
Operating expenses, gross	2.64	2.68	2.76	2.87	3.09
Net investment income (loss) (c)	(.07)	.07	.29	.02	.19
Portfolio turnover rate (%)	66.66	68.52	71.86	82.02	95.13

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Emerging Markets Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.89	$17.25	$12.93	$10.98	$7.41
Income From Operations
Net investment income (loss) (a)	.16	.17	.16	.09	.09
Net realized and unrealized gain (loss)	12.24	5.29	4.34	2.15	3.49
Total income from operations	12.40	5.46	4.50	2.24	3.58
Distributions
From net investment income	(.41)	(.39)	(.18)	(.29)	(.01)
From net realized gain	(3.04)	(.43)	—	—	—
Total distributions	(3.45)	(.82)	(.18)	(.29)	(.01)
Net Asset Value, End of Period	$30.84	$21.89	$17.25	$12.93	$10.98
Total Return (%)	65.17	32.64	34.94	20.88	48.39
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$41,911	$27,862	$18,855	$14,169	$9,598
Ratios to average net assets (%):
Operating expenses, net (b)	1.88	1.93	1.99	2.07	2.36
Operating expenses, gross	1.89	1.93	2.01	2.12	2.37
Net investment income (loss) (b)	.68	.83	1.02	.75	1.02
Portfolio turnover rate (%)	66.66	68.52	71.86	82.02	95.13

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Emerging Markets Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.91	$17.25	$12.94	$10.98	$7.43
Income From Operations
Net investment income (loss) (a)	.22	.21	.20	.12	.11
Net realized and unrealized gain (loss)	12.23	5.31	4.34	2.15	3.48
Total income from operations	12.45	5.52	4.54	2.27	3.59
Distributions
From net investment income	(.46)	(.43)	(.23)	(.31)	(.04)
From net realized gain	(3.04)	(.43)	—	—	—
Total distributions	(3.50)	(.86)	(.23)	(.31)	(.04)
Net Asset Value, End of Period	$30.86	$21.91	$17.25	$12.94	$10.98
Total Return (%)	65.53	33.04	35.27	21.22	48.27
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,760,393	$1,092,083	$794,086	$549,626	$386,560
Ratios to average net assets (%):
Operating expenses, net (b)	1.63	1.68	1.73	1.83	2.11
Operating expenses, gross	1.64	1.68	1.76	1.87	2.11
Net investment income (loss) (b)	.94	1.06	1.30	1.00	1.30
Portfolio turnover rate (%)	66.66	68.52	71.86	82.02	95.13

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Fixed Income I Fund—Class C Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$20.76
Income From Operations
Net investment income (loss) (a)	.08
Net realized and unrealized gain (loss)	(.08)
Total income from operations	—
Net Asset Value, End of Period	$20.76
Total Return (%) (b)	—
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$35,689
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.60
Operating expenses, gross (c)	1.62
Net investment income (loss) (c) (d)	4.21
Portfolio turnover rate (%) (b)	198.79

(1)	For the period October 22, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Fixed Income I Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.82	$20.75	$21.88	$22.12	$22.15
Income From Operations
Net investment income (loss) (a)	.96	.92	.74	.63	.72
Net realized and unrealized gain (loss)	(.02)	.04	(.61)	.48	.36
Total income from operations	.94	.96	.13	1.11	1.08
Distributions
From net investment income	(.99)	(.89)	(.73)	(.69)	(.67)
From net realized gain	—	—	(.53)	(.66)	(.44)
Total distributions	(.99)	(.89)	(1.26)	(1.35)	(1.11)
Net Asset Value, End of Period	$20.77	$20.82	$20.75	$21.88	$22.12
Total Return (%)	4.64	4.79	.60	5.22	5.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$53,663	$31,504	$29,632	$27,515	$27,009
Ratios to average net assets (%):
Operating expenses, net (b)	.65	.64	.65	.65	.67
Operating expenses, gross	.67	.67	.68	.66	.67
Net investment income (loss) (b)	4.76	4.45	3.49	2.88	3.25
Portfolio turnover rate (%)	198.79	125.38	201.90	153.79	184.29

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Fixed Income I Fund—Class S Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$20.75
Income From Operations
Net investment income (loss) (a)	.01
Net Asset Value, End of Period	$20.76
Total Return (%) (b)	.05
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$226,995
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.53
Operating expenses, gross (c)	.55
Net investment income (loss) (c) (d)	5.30
Portfolio turnover rate (%) (b)	198.79

(1)	For the period October 22, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Multistrategy Bond Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.38
Income From Operations
Net investment income (loss) (a)	.30
Net realized and unrealized gain (loss)	(.03)
Total income from operations	.27
Distributions
From net investment income	(.28)
Net Asset Value, End of Period	$10.37
Total Return (%) (b) (e)	2.69
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$9,439
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.02
Operating expenses, gross (c)	1.06
Net investment income (loss) (c) (d)	4.79
Portfolio turnover rate (%) (b)	756.38

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Multistrategy Bond Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.34	$10.31	$10.63	$10.54	$10.03
Income From Operations
Net investment income (loss) (a)	.39	.35	.24	.17	.23
Net realized and unrealized gain (loss)	(.02)	.03	(.20)	.31	.50
Total income from operations	.37	.38	.04	.48	.73
Distributions
From net investment income	(.36)	(.33)	(.23)	(.24)	(.22)
From net realized gain	—	(.02)	(.13)	(.15)	—
Total distributions	(.36)	(.35)	(.36)	(.39)	(.22)
Net Asset Value, End of Period	$10.35	$10.34	$10.31	$10.63	$10.54
Total Return (%)	3.68	3.80	.35	4.66	7.37
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$115,507	$83,363	$69,427	$53,573	$36,397
Ratios to average net assets (%):
Operating expenses, net (b)	1.77	1.84	1.87	1.89	1.94
Operating expenses, gross	1.81	1.86	1.87	1.89	1.95
Net investment income (loss) (b)	3.78	3.39	2.31	1.58	2.22
Portfolio turnover rate (%)	756.38	261.90	196.81	221.31	281.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Multistrategy Bond Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.35	$10.32	$10.64	$10.55	$10.03
Income From Operations
Net investment income (loss) (a)	.49	.43	.32	.24	.31
Net realized and unrealized gain (loss)	(.03)	.03	(.20)	.32	.50
Total income from operations	.46	.46	.12	.56	.81
Distributions
From net investment income	(.44)	(.41)	(.31)	(.32)	(.29)
From net realized gain	—	(.02)	(.13)	(.15)	—
Total distributions	(.44)	(.43)	(.44)	(.47)	(.29)
Net Asset Value, End of Period	$10.37	$10.35	$10.32	$10.64	$10.55
Total Return (%)	4.54	4.57	1.10	5.43	8.23
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$117,069	$51,698	$38,311	$31,621	$20,975
Ratios to average net assets (%):
Operating expenses, net (b)	1.02	1.09	1.12	1.14	1.18
Operating expenses, gross	1.06	1.11	1.12	1.14	1.19
Net investment income (loss) (b)	4.63	4.16	3.06	2.32	3.01
Portfolio turnover rate (%)	756.38	261.90	196.81	221.31	281.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Multistrategy Bond Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.36	$10.33	$10.65	$10.56	$10.04
Income From Operations
Net investment income (loss) (a)	.52	.45	.35	.27	.34
Net realized and unrealized gain (loss)	(.04)	.03	(.21)	.31	.50
Total income from operations	.48	.48	.14	.58	.84
Distributions
From net investment income	(.46)	(.43)	(.33)	(.34)	(.32)
From net realized gain	—	(.02)	(.13)	(.15)	—
Total distributions	(.46)	(.45)	(.46)	(.49)	(.32)
Net Asset Value, End of Period	$10.38	$10.36	$10.33	$10.65	$10.56
Total Return (%)	4.79	4.82	1.35	5.68	8.49
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,204,364	$2,476,704	$1,771,524	$1,284,520	$886,596
Ratios to average net assets (%):
Operating expenses, net (b)	.77	.84	.87	.89	.94
Operating expenses, gross	.81	.86	.87	.89	.94
Net investment income (loss) (b)	4.87	4.41	3.32	2.58	3.22
Portfolio turnover rate (%)	756.38	261.90	196.81	221.31	281.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Short Duration Bond Fund—Class A Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$18.71
Income From Operations
Net investment income (loss) (a)	.49
Net realized and unrealized gain (loss)	.09
Total income from operations	.58
Distributions
From net investment income	(.48)
Net Asset Value, End of Period	$18.81
Total Return (%) (b) (e)	3.16
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,363
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.92
Operating expenses, gross (c)	.93
Net investment income (loss) (c) (d)	3.92
Portfolio turnover rate (%) (b)	172.85

(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Short Duration Bond Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.66	$18.63	$19.04	$19.01	$18.98
Income From Operations
Net investment income (loss) (a)	.59	.50	.31	.19	.31
Net realized and unrealized gain (loss)	.14	.03	(.40)	(.01)	.06
Total income from operations	.73	.53	(.09)	.18	.37
Distributions
From net investment income	(.63)	(.50)	(.31)	(.15)	(.34)
From net realized gain	—	—	(.01)	—	—
Total distributions	(.63)	(.50)	(.32)	(.15)	(.34)
Net Asset Value, End of Period	$18.76	$18.66	$18.63	$19.04	$19.01
Total Return (%)	3.98	2.89	(.50)	.97	1.97
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$16,075	$21,840	$30,290	$38,427	$41,644
Ratios to average net assets (%):
Operating expenses, net (b)	1.67	1.65	1.65	1.63	1.56
Operating expenses, gross	1.68	1.66	1.66	1.66	1.72
Net investment income (loss) (b)	3.18	2.71	1.65	1.00	1.63
Portfolio turnover rate (%)	172.85	111.57	202.53	131.57	187.92

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Short Duration Bond Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.73	$18.70	$19.10	$19.08	$19.04
Income From Operations
Net investment income (loss) (a)	.72	.65	.46	.34	.48
Net realized and unrealized gain (loss)	.14	.03	(.41)	(.01)	.03
Total income from operations	.86	.68	.05	.33	.51
Distributions
From net investment income	(.77)	(.65)	(.44)	(.31)	(.47)
From net realized gain	—	—	(.01)	—	—
Total distributions	(.77)	(.65)	(.45)	(.31)	(.47)
Net Asset Value, End of Period	$18.82	$18.73	$18.70	$19.10	$19.08
Total Return (%)	4.72	3.69	.25	1.74	2.70
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$17,092	$26,800	$24,851	$23,181	$20,274
Ratios to average net assets (%):
Operating expenses, net (b)	.92	.90	.90	.88	.80
Operating expenses, gross	.93	.91	.91	.91	.97
Net investment income (loss) (b)	3.95	3.49	2.43	1.76	2.52
Portfolio turnover rate (%)	172.85	111.57	202.53	131.57	187.92

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Short Duration Bond Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.70	$18.67	$19.07	$19.05	$19.01
Income From Operations
Net investment income (loss) (a)	.75	.69	.51	.38	.52
Net realized and unrealized gain (loss)	.16	.03	(.41)	(.01)	.03
Total income from operations	.91	.72	.10	.37	.55
Distributions
From net investment income	(.82)	(.69)	(.49)	(.35)	(.51)
From net realized gain	—	—	(.01)	—	—
Total distributions	(.82)	(.69)	(.50)	(.35)	(.51)
Net Asset Value, End of Period	$18.79	$18.70	$18.67	$19.07	$19.05
Total Return (%)	4.99	3.95	.51	1.98	2.95
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$435,704	$1,106,946	$1,158,439	$1,135,332	$958,064
Ratios to average net assets (%):
Operating expenses, net (b)	.67	.65	.65	.63	.56
Operating expenses, gross	.68	.65	.66	.66	.72
Net investment income (loss) (b)	4.20	3.73	2.67	2.01	2.70
Portfolio turnover rate (%)	172.85	111.57	202.53	131.57	187.92

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax Exempt Bond Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.63	$21.45	$22.03	$21.99	$21.94
Income From Operations
Net investment income (loss) (a)	.58	.57	.51	.53	.58
Net realized and unrealized gain (loss)	(.32)	.17	(.61)	.04	.07
Total income from operations	.26	.74	(.10)	.57	.65
Distributions
From net investment income	(.58)	(.56)	(.48)	(.53)	(.60)
Net Asset Value, End of Period	$21.31	$21.63	$21.45	$22.03	$21.99
Total Return (%)	1.21	3.50	(.46)	2.62	2.98
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$12,722	$11,819	$10,493	$10,611	$8,701
Ratios to average net assets (%):
Operating expenses, net (b)	1.55	1.56	1.53	1.53	1.56
Operating expenses, gross	1.55	1.56	1.53	1.53	1.56
Net investment income (loss) (b)	2.72	2.66	2.31	2.39	2.62
Portfolio turnover rate (%)	72.45	63.34	43.13	36.68	37.46

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax Exempt Bond Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.70	$21.52	$22.10	$22.06	$21.99
Income From Operations
Net investment income (loss) (a)	.76	.73	.67	.69	.75
Net realized and unrealized gain (loss)	(.34)	.17	(.60)	.04	.06
Total income from operations	.42	.90	.07	.73	.81
Distributions
From net investment income	(.74)	(.72)	(.65)	(.69)	(.74)
Net Asset Value, End of Period	$21.38	$21.70	$21.52	$22.10	$22.06
Total Return (%)	1.96	4.26	.31	3.38	3.75
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$19,442	$11,805	$8,572	$6,488	$5,849
Ratios to average net assets (%):
Operating expenses, net (b)	.80	.80	.78	.78	.81
Operating expenses, gross	.80	.81	.78	.78	.81
Net investment income (loss) (b)	3.48	3.41	3.07	3.14	3.37
Portfolio turnover rate (%)	72.45	63.34	43.13	36.68	37.46

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Tax Exempt Bond Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.67	$21.49	$22.07	$22.03	$21.96
Income From Operations
Net investment income (loss) (a)	.80	.79	.72	.75	.80
Net realized and unrealized gain (loss)	(.32)	.16	(.60)	.03	.07
Total income from operations	.48	.95	.12	.78	.87
Distributions
From net investment income	(.79)	(.77)	(.70)	(.74)	(.80)
Net Asset Value, End of Period	$21.36	$21.67	$21.49	$22.07	$22.03
Total Return (%)	2.26	4.53	.55	3.64	4.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$336,275	$274,438	$228,604	$185,587	$144,402
Ratios to average net assets (%):
Operating expenses, net (b)	.55	.55	.53	.53	.56
Operating expenses, gross	.55	.56	.53	.53	.56
Net investment income (loss) (b)	3.72	3.66	3.31	3.39	3.62
Portfolio turnover rate (%)	72.45	63.34	43.13	36.68	37.46

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

Money Market Fund—Class A

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Operations
Net investment income (loss) (a)	.0517	.0464	.0271	.0108	.0051
Distributions
From net investment income	(.0517)	(.0464)	(.0271)	(.0108)	(.0051)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return (%) (b)	5.30	4.74	2.74	1.08	.59
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$291,636	$76,031	$14,410	$3,989	$682
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.26
Operating expenses, gross (c)	.40	.40	.40	.40	5.24
Net investment income (loss) (c) (d)	5.18	4.82	2.91	1.18	.96

(1)	For the period April 21, 2003 (commencement of operations) to October 31, 2003.

(a)	Average month-end shares were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and custody credit arrangements.

Money Market Fund—Class S

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Operations
Net investment income (loss) (a)	.0527	.0474	.0280	.0117	.0121
Distributions
From net investment income	(.0527)	(.0474)	(.0280)	(.0117)	(.0121)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return (%)	5.40	4.84	2.82	1.17	1.28
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,429,652	$4,166,051	$3,145,592	$2,958,692	$2,363,623
Ratios to average net assets (%):
Operating expenses, net (b)	.15	.15	.15	.15	.16
Operating expenses, gross	.30	.30	.30	.30	.31
Net investment income (b)	5.27	4.78	2.83	1.16	1.21

(a)	Average month-end shares were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and custody credit arrangements.

MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Diversified Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Tax-Managed Large Cap Fund

Armstrong Shaw Associates Inc., 45 Grove Street, New Canaan, CT 06840.

J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, NY 10167.

Palisades Investment Partners, LLC, 1453 Third Street Promenade, Suite 310, Santa Monica, CA 90401.

Sands Capital Management, Inc., 1100 Wilson Boulevard, Suite 2300, Arlington, VA 22209.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Special Growth Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

Tax-Managed Mid & Small Cap Fund

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

Netols Asset Management, Inc., 1045 West Glen Oaks Lane, Suite 3, Mequon, WI 53092.

Parametric Portfolio Associates LLC, 1151 Fairview Avenue North, Seattle, WA 98109.

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Select Growth Fund

Cornerstone Capital Management, Inc., 7101 West 78th Street, Suite 201, Bloomington, MN 55439.

Delaware Management Company, a series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, PA 19103-3682.

Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 300, San Mateo, CA 94402.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Sustainable Growth Advisers, LP, 301 Tresser Blvd, Suite 1310, Stamford, CT 06901

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Select Value Fund

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

JS Asset Management, LLC, One Tower Bridge 100 Front Street, Suite 501, West Conshohocken, PA 19428.

Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666.

Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

Global Equity Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

International Securities Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Fixed Income I Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Lehman Brothers Asset Management LLC, 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited, 10 Exchange Square Primrose Street, London, EC2A 2EN England.

Multistrategy Bond Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY10017.

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

Tax Exempt Bond Fund

Delaware Management Company, a series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.

Standish Mellon Asset Management Company LLC, Mellon Financial Center, One Boston Place, Suite 2900, Boston, MA 02108-4408.

Money Market Fund

Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

•	In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-180 (0208)

PROSPECTUS

LifePoints® Funds

Target Date Series

FEBRUARY 29, 2008

FUND	SHARE CLASS

2010 Strategy Fund	A*, E, R1, R2, R3, S

2020 Strategy Fund	A*, E, R1, R2, R3, S

2030 Strategy Fund	A*, E, R1, R2, R3, S

2040 Strategy Fund	A*, E, R1, R2, R3, S

*	Class A Shares are not currently offered to new shareholders.

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

2

RISK/RETURN SUMMARY

Investment Objective

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

Each of the Funds is a “fund of funds” and invests only in the shares of other RIC funds.

2010 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of February 29, 2008, will consist of approximately 36% stock funds and 64% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2010.

2020 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of February 29, 2008 will consist of approximately 58% stock funds and 42% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2020.

2030 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of February 29, 2008, will consist of approximately 90% stock funds and 10% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2030.

2040 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of February 29, 2008, will consist of approximately 90% stock funds and 10% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2040.

3

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective by investing, at present, in the Class S Shares and Class Y Shares of several other RIC funds (the “Underlying Funds”) representing various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The allocation of each Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed.

The following table shows the Funds’ allocation to underlying stock funds and fixed income funds effective as of February 29, 2008.

Asset Allocation	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Underlying stock funds	36%	58%	90%	90%
Underlying fixed income funds	64%	42%	10%	10%

The following table shows the Underlying Funds in which each Fund invests and the approximate target allocation effective as of February 29, 2008 to each Underlying Fund.

Underlying Fund	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Equity I Fund	9%	15%	23%	23%
Equity Q Fund	9%	14%	23%	23%
Equity II Fund	2%	4%	6%	6%
Real Estate Securities Fund	3%	5%	6%	6%
Global Equity Fund	3%	4%	7%	7%
International Fund	8%	13%	20%	20%
Emerging Markets Fund	2%	3%	5%	5%
Fixed Income III Fund	60%	42%	10%	10%
Short Duration Bond Fund	4%	0%	0%	0%

The following chart illustrates how the target asset allocation for the Funds becomes more conservative over time. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed and a Fund may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into another fund or be liquidated. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

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Currently, Russell Investment Management Company (“RIMCo”) will manage each Fund according to its target asset allocation strategy and will not trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which the Funds invest. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds. The Funds’ current asset allocation and asset allocation shift over time take into account Department of Labor regulations regarding qualified default investment options for employee benefit plans.

Choosing a Fund

The Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The Funds that are furthest from their stated target year invest a greater portion of their assets in Underlying Funds that invest in stocks, which provide a greater opportunity for capital appreciation over the long-term. Generally, the potential for higher returns over time is accompanied by a higher risk of a decline in the value of your investment. The Funds that are closer to their stated target year invest a greater portion of their assets in Underlying Funds that invest in fixed income securities, which typically offer reduced risk and price volatility, and, accordingly, lower expected returns than the Funds that are farther from their stated target year.

When selecting a Fund, consider your estimated retirement date. It is expected that you will choose a Fund whose stated target year is closest to your retirement date. Choosing a Fund targeting an earlier target year represents a more conservative choice; choosing a Fund with a later target year represents a more aggressive choice. It is important to note that the target year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. More conservative investors might want to consider investing in a Fund with a target year earlier than one that is closest to their planned retirement year.

Asset allocation — dividing your investment among stocks and fixed income securities – is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Funds are designed to provide you with a single Fund with an asset allocation that changes over time as your investment time horizon changes.

You should also realize that the Funds are not a complete solution to your retirement needs. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may need.

Diversification

Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds) and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds, except the

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Real Estate Securities Fund, in which the Funds invest is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Principal Risks

You should consider the following factors before investing in a Fund:

•	An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

•	Each Fund has a different level of risk. The Funds that are farther from their stated target year will tend to be more risky than the Funds that are closer to their stated target year.

•

Neither the Funds nor RIMCo can offer any assurance that the recommended asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended asset allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

•

The Funds are designed to provide you with a single fund with an asset allocation that changes over time as your investment time horizon changes. An investor may need to take into account other factors in determining the appropriateness of an investment in the Funds.

•

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

•

The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

•

A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized, please refer to the section “Risks”.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The Funds’ exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

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•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed income securities. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities, including mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Funds are primarily exposed, through the Underlying Funds, to debt securities that are rated investment grade as determined by one or more nationally recognized securities rating organizations. However, the Funds may be exposed, through the Underlying Funds, to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or to unrated securities judged by an Underlying Fund to be of comparable quality. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds” and involve higher risks, higher volatility and higher risk of default than investment grade bonds.

•	An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

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Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund’s Class S Shares varies over the life of each Fund. The returns (both before and after tax) for Class A, E, R1, R2 and R3 Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar charts for the Funds’ Class S Shares are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund’s average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

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2010 Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 3.68% (4Q/06)

Worst Quarter: (1.20)% (1Q/05)

Average annual total returns for the periods ended December 31, 2007	1 Year	Since Inception*
Return Before Taxes, Class A**	0.27%	5.03%
Return Before Taxes, Class E	6.40%	7.09%
Return Before Taxes, Class R1***	6.74%	7.38%
Return Before Taxes, Class R2****	6.48%	7.13%
Return Before Taxes, Class R3#	6.18%	6.83%
Return Before Taxes, Class S	6.74%	7.38%
Return After Taxes on Distributions, Class S	5.06%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.57%	5.64%
Merrill Lynch 1-2.99 Years Treasury Index##	7.32%	4.29%
Lehman Brothers Aggregate Bond Index	6.97%	4.56%

*	Commenced operations by issuing Class D, E and S Shares on December 31, 2004.

**	The Fund first issued Class A Shares on September 1, 2005. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

***	The Fund first issued Class R1 Shares on June 7, 2006. The returns shown for Class R1 Shares prior to that date are the returns of the Fund’s Class S Shares.

****	The Fund first issued Class R2 Shares on November 10, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class D Shares on December 31, 2004. Class D Shares were redesignated Class R3 Shares on March 1, 2006.

##	Effective October 2, 2006 the Fund began using the Merrill Lynch 1-2.99 Years Treasury Index for comparative purposes. This change was made following the re-allocation of Fund assets to include the Short Duration Bond Fund.

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2020 Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 5.60% (4Q/06)

Worst Quarter: (1.30)% (1Q/05)

Average annual total returns for the periods ended December 31, 2007	1 Year	Since Inception*
Return Before Taxes, Class A**	0.69%	6.43%
Return Before Taxes, Class E	6.78%	8.55%
Return Before Taxes, Class R1***	7.11%	8.84%
Return Before Taxes, Class R2****	6.75%	8.56%
Return Before Taxes, Class R3#	6.55%	8.27%
Return Before Taxes, Class S	7.12%	8.81%
Return After Taxes on Distributions, Class S	5.43%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.94%	6.97%
Lehman Brothers Aggregate Bond Index	6.97%	4.56%

*	Commenced operations by issuing Class D, E and S Shares on December 31, 2004.

**	The Fund first issued Class A Shares on September 1, 2005. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75

***	The Fund first issued Class R1 Shares on June 7, 2006. The returns shown for Class R1 Shares prior to that date are the returns of the Fund’s Class S Shares.

****	The Fund first issued Class R2 Shares on September 8, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class D Shares on December 31, 2004. Class D Shares were redesignated Class R3 Shares on March 1, 2006.

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2030 Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 7.81% (4Q/06)

Worst Quarter: (2.44)% (4Q/07)

Average annual total returns for the periods ended December 31, 2007	1 Year	Since Inception*
Return Before Taxes, Class A**	1.06%	7.72%
Return Before Taxes, Class E	7.22%	9.88%
Return Before Taxes, Class R1***	7.46%	10.13%
Return Before Taxes, Class R2****	7.21%	9.86%
Return Before Taxes, Class R3#	6.88%	9.61%
Return Before Taxes, Class S	7.46%	10.14%
Return After Taxes on Distributions, Class S	5.98%	8.99%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.33%	8.16%
Russell 1000® Index	5.77%	9.08%

*	Commenced operations by issuing Class D, E and S Shares on December 31, 2004.

**	The Fund first issued Class A Shares on September 1, 2005. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

***	The Fund first issued Class R1 Shares on June 7, 2006. The returns shown for Class R1 Shares prior to that date are the returns of the Fund’s Class S Shares.

****	The Fund first issued Class R2 Shares on September 8, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class D Shares on December 31, 2004. Class D Shares were redesignated Class R3 Shares on March 1, 2006.

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2040 Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 8.16% (4Q/06)

Worst Quarter: (2.71)% (4Q/07)

Average annual total returns for the periods ended December 31, 2007	1 Year	Since Inception*
Return Before Taxes, Class A**	0.85%	8.17%
Return Before Taxes, Class E	6.99%	10.34%
Return Before Taxes, Class R1***	7.33%	10.63%
Return Before Taxes, Class R2****	7.04%	10.34%
Return Before Taxes, Class R3#	6.73%	10.05%
Return Before Taxes, Class S	7.33%	10.62%
Return After Taxes on Distributions, Class S	5.90%	9.51%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.24%	8.63%
Russell 1000® Index	5.77%	9.08%

*	Commenced operations by issuing Class D, E and S Shares on December 31, 2004.

**	The Fund first issued Class A Shares on September 1, 2005. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

***	The Fund first issued Class R1 Shares on June 7, 2006. The returns shown for Class R1 Shares prior to that date are the returns of the Fund’s Class S Shares.

****	The Fund first issued Class R2 Shares on March 17, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class D Shares on December 31, 2004. Class D Shares were redesignated Class R3 Shares on March 1, 2006.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)		Redemption Fees**	Exchange Fees
All Funds, Class A	5.75%	None	1.00	%*	None	None
All Funds, Class E, S, R1, R2, R3	None	None	None		None	None

*	There is a 1.00% deferred sales charge on redemptions of Class A Shares made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor.

**	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses #

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expenses ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expenses ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class A Shares
2010 Strategy Fund	0.20%	0.25%	0.91%	0.76%	2.12%	(1.11)%	1.01%
2020 Strategy Fund	0.20%	0.25%	0.41%	0.81%	1.67%	(0.61)%	1.06%
2030 Strategy Fund	0.20%	0.25%	0.52%	0.88%	1.85%	(0.72)%	1.13%
2040 Strategy Fund	0.20%	0.25%	0.69%	0.88%	2.02%	(0.89)%	1.13%
Class E Shares
2010 Strategy Fund	0.20%	0.00%	1.16%	0.76%	2.12%	(1.11)%	1.01%
2020 Strategy Fund	0.20%	0.00%	0.66%	0.81%	1.67%	(0.61)%	1.06%
2030 Strategy Fund	0.20%	0.00%	0.77%	0.88%	1.85%	(0.72)%	1.13%
2040 Strategy Fund	0.20%	0.00%	0.94%	0.88%	2.02%	(0.89)%	1.13%

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	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class S Shares
2010 Strategy Fund	0.20%	0.00%	0.91%	0.76%	1.87%	(1.11)%	0.76%
2020 Strategy Fund	0.20%	0.00%	0.41%	0.81%	1.42%	(0.61)%	0.81%
2030 Strategy Fund	0.20%	0.00%	0.52%	0.88%	1.60%	(0.72)%	0.88%
2040 Strategy Fund	0.20%	0.00%	0.69%	0.88%	1.77%	(0.89)%	0.88%
Class R1 Shares
2010 Strategy Fund	0.20%	0.00%	0.91%	0.76%	1.87%	(1.11)%	0.76%
2020 Strategy Fund	0.20%	0.00%	0.41%	0.81%	1.42%	(0.61)%	0.81%
2030 Strategy Fund	0.20%	0.00%	0.52%	0.88%	1.60%	(0.72)%	0.88%
2040 Strategy Fund	0.20%	0.00%	0.69%	0.88%	1.77%	(0.89)%	0.88%
Class R2 Shares
2010 Strategy Fund	0.20%	0.00%	1.16%	0.76%	2.12%	(1.11)%	1.01%
2020 Strategy Fund	0.20%	0.00%	0.66%	0.81%	1.67%	(0.61)%	1.06%
2030 Strategy Fund	0.20%	0.00%	0.77%	0.88%	1.85%	(0.72)%	1.13%
2040 Strategy Fund	0.20%	0.00%	0.94%	0.88%	2.02%	(0.89)%	1.13%
Class R3 Shares
2010 Strategy Fund	0.20%	0.25%	1.16%	0.76%	2.37%	(1.11)%	1.26%
2020 Strategy Fund	0.20%	0.25%	0.66%	0.81%	1.92%	(0.61)%	1.31%
2030 Strategy Fund	0.20%	0.25%	0.77%	0.88%	2.10%	(0.72)%	1.38%
2040 Strategy Fund	0.20%	0.25%	0.94%	0.88%	2.27%	(0.89)%	1.38%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class E, Class R2 and Class R3 and an administrative fee of 0.05% of average daily net assets for all Classes of Shares.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the Class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class E, Class R2 and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Amounts have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest.

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###	RIMCo, as investment adviser, has contractually agreed to waive, at least through February 28, 2009, its 0.20% advisory fee for each Fund. This waiver may not be terminated during the relevant period except at the Board’s discretion. Russell Fund Services Company (“RFSC”), as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers and/or reimbursements contractually agreed to through February 28, 2009. The calculation of costs for the three, five and ten year periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 years	10 Years
Class A Shares:
2010 Strategy Fund	$672	$1,100	$1,553	$2,803
2020 Strategy Fund	677	1,015	1,376	2,389
2030 Strategy Fund	684	1,058	1,456	2,566
2040 Strategy Fund	684	1,092	1,524	2,722
Class E Shares:
2010 Strategy Fund	$103	$557	$1,038	$2,366
2020 Strategy Fund	108	466	849	1,924
2030 Strategy Fund	115	511	933	2,109
2040 Strategy Fund	115	547	1,006	2,277

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	1 Year	3 Years	5 years	10 Years
Class S Shares:
2010 Strategy Fund	$78	$480	$908	$2,100
2020 Strategy Fund	83	390	719	1,651
2030 Strategy Fund	90	434	802	1,838
2040 Strategy Fund	90	470	876	2,011
Class R1 Shares:
2010 Strategy Fund	$78	$480	$908	$2,100
2020 Strategy Fund	83	390	719	1,651
2030 Strategy Fund	90	434	802	1,838
2040 Strategy Fund	90	470	876	2,011
Class R2 Shares:
2010 Strategy Fund	$103	$557	$1,038	$2,366
2020 Strategy Fund	108	466	849	1,924
2030 Strategy Fund	115	511	933	2,109
2040 Strategy Fund	115	547	1,006	2,277
Class R3 Shares:
2010 Strategy Fund	$128	$633	$1,164	$2,621
2020 Strategy Fund	133	543	979	2,193
2030 Strategy Fund	140	588	1,063	2,374
2040 Strategy Fund	140	623	1,134	2,537

MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

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The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. All assets of the Funds are allocated to Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. Except for money market funds, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

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RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Underlying Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

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•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

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In the last fiscal year, the aggregate annual rate of the advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Equity I Fund, 0.55%, Equity Q Fund, 0.55%, Equity II Fund, 0.70%, International Fund, 0.70%, Short Duration Bond Fund, 0.45%, Fixed Income III Fund, 0.50%, Real Estate Securities Fund, 0.80%, Global Equity Fund, 0.95%, and Emerging Markets Fund, 1.15%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Underlying Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended October 31, 2007.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.

EQUITY I FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity I Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

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•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EQUITY Q FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio

23

construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

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The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EQUITY II FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

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The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

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A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

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Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

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The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $520 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and

29

earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy. Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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INTERNATIONAL FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $            230 billion to $            300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders. The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund

32

may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment

33

opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

34

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

FIXED INCOME III FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

35

Principal Investment Strategies

The Fixed Income III Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities, and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of

36

a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

37

SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities, and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

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Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and identifies the Funds and Underlying Funds most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

	FUNDS				UNDERLYING FUNDS
• = Principal Risk ¡= Non-Principal Risk	2010 Strategy	2020 Strategy	2030 Strategy	2040 Strategy	Equity I	Equity Q	Equity II	Real Estate Securities	Global Equity	Interna- tional	Emerging Markets	Fixed Income III	Short Duration Bond
RISKS
Investing in Underlying Funds	•	•	•	•
Asset Allocation	•	•	•	•
Multi-Manager Approach	•	•	•	•	•	•	•	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Equity Securities
Common Stocks	•	•	•	•	•	•	•	•	•	•	•
Value Stocks	•	•	•	•	•		•		•	•	•
Growth Stocks	•	•	•	•	•		•		•	•	•
Market-Oriented Investments	•	•	•	•	•	•	•		•	•	•
Quantitative Investing	•	•	•	•	•	•	•		•	•	•
Securities of Small Capitalization Companies	•	•	•	•			•		•	•	•
Preferred Stocks	•	•	•	•					•	•	•
Fixed-Income Securities	•	•	•	•								•	•

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	FUNDS				UNDERLYING FUNDS
• = Principal Risk ¡= Non-Principal Risk	2010 Strategy	2020 Strategy	2030 Strategy	2040 Strategy	Equity I	Equity Q	Equity II	Real Estate Securities	Global Equity	Interna- tional	Emerging Markets	Fixed Income III	Short Duration Bond
RISKS
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)	•	•	•	•								•	•
Government Issued or Guaranteed Securities, U.S. Government Securities	•	•	•	•								•	•
Municipal Obligations	¡	¡	¡	¡								¡	¡
Mortgage or Asset Backed Securities	•	•	•	•								•	•
Credit and Liquidity Enhancements	•	•	•	•								•	•
Repurchase Agreements	¡	¡	¡	¡								¡	¡
International Securities	•	•	•	•				•	•	•	•	•	•
Non-U.S. Equity Securities	•	•	•	•				•	•	•	•
Non-U.S. Debt Securities	•	•	•	•								•	•
Emerging Markets Debt	¡	¡	¡	¡								•	•
Emerging Market Countries	•	•	•	•					•	•	•
Instruments of U.S. and Foreign Banks and Foreign Corporations	•	•	•	•								•	•
Currency Risk	•	•	•	•				•	•	•	•	•	•
Synthetic Foreign Equity Securities	•	•	•	•					¡	¡	•
Equity Linked Notes	•	•	•	•					¡	¡	•

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	FUNDS				UNDERLYING FUNDS
• = Principal Risk ¡= Non-Principal Risk	2010 Strategy	2020 Strategy	2030 Strategy	2040 Strategy	Equity I	Equity Q	Equity II	Real Estate Securities	Global Equity	Interna- tional	Emerging Markets	Fixed Income III	Short Duration Bond
RISKS
Derivatives (Futures Contracts, Options, Forwards and Swaps)	•	•	•	•	¡	¡	¡		¡	¡	•	•	•
Forward Currency Contracts	•	•	•	•					•	•		•	•
Leveraging Risk	•	•	•	•		•						•	•
Short Sales	•	•	•	•		•
Real Estate Securities	•	•	•	•			•	•	¡	¡	¡
REITs	•	•	•	•			•	•	¡	¡	¡
Depositary Receipts	•	•	•	•	•	•	•	¡	•	•	•
Illiquid Securities	•	•	•	•			¡	¡	¡	¡	¡	•	•
Non-Diversification Risk	¡	¡	¡	¡				•
Industry Concentration Risk	¡	¡	¡	¡				•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	¡	¡	¡	¡	¡	¡	¡	•	•	¡	•	¡	•

Investing in Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and

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potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

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•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

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Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

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Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to

46

ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include of letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

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•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or

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securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

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Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs

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are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Non-Diversification Risk

As a non-diversified fund, the Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

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Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

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PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

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TAXES

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or

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wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

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CHOOSING A CLASS OF SHARES TO BUY

You can choose between six classes of Shares. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment. Class A shares are not currently offered to new shareholders and may only be purchased by existing shareholders.

COMPARING THE FUNDS’ CLASSES

Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

Class A Shares

Initial sales charge	Up to 5.75%; reduced, waived or deferred for large purchases and certain investors.

Deferred Sales Charge	1.00% on redemptions of class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class E and Class R2 Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class R3 Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 0.50% of average daily assets

Class R1 and Class S Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	None

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FRONT-END SALES CHARGES

Class E, Class R1, Class R2, Class R3 and Class S Shares

Class E, Class R1, Class R2, Class R3 and Class S Shares of all Funds offered in this Prospectus are sold without an initial sales charge.

Class A Shares

Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds’ distributions of dividends or capital gains you reinvest in additional Class A Shares.

The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.

	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Purchase	Offering Price	Net amount Invested
Less than $50,000	5.75	6.10	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.60
$1,000,000 or more	-0-	-0-	up to 1.00

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds’ SAI.

Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

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Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

1.	Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons

2.	Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

3.	Sales to employer sponsored Defined Contribution plans, excluding SEPs, SIMPLE-IRA and individual 403(b) Plans

4.	Sales to endowments or foundations with $50 million or more in assets

5.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative

6.	Accounts managed by a member of Russell Investments

7.	Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

8.	Shares purchased through accounts that are part of certain qualified fee-based programs.

Moving Between Accounts. Under certain circumstances, you may transfer Class A shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front end sales charge. For example, you may transfer shares without paying a front end sales load in the following cases:

•	From a non-retirement account to an IRA or other individual retirement account

•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account

In some cases, due to operational limitations or reporting requirements, you must redeem shares from one account and purchase shares in another account to achieve this type of transfer.

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If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

The following accounts owned by you and/or a member of your immediately family (as defined below):

a.	Accounts held individually or jointly

b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

c.	IRA accounts and certain single participant retirement plan accounts

d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family

For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Rights of Accumulation (“ROA”). You may combine current purchases of any RIC Fund (other than money market funds) with the value of your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.

Letter of intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested or the account is transferred to another Financial Intermediary during the LOI period, shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Fund shares held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.

Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Class A Shares of the Money Market Fund initially purchased without payment of a front-end sales charge will be subject to the applicable front-end sales charge when exchanged into Class A Shares of another RIC Fund. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Reinstatement Privilege. You may reinvest proceeds from a redemption or distribution of Class A Shares (except Money Market Fund) into any Class A Shares of a RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. The privilege may not be exercised if proceeds are subject

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to a purchase restriction as described in the section titled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.

The Funds make available free of charge, on the Funds’ website at www.russell.com, information about sales charges and sales charge waivers. The Funds’ website includes hyperlinks that facilitate access to this information.

MORE ABOUT DEFERRED SALES CHARGES

You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges between Class A Shares of the RIC Funds are not subject to a deferred sales charge.

The deferred sales charge may be waived on:

•	shares sold within 12 months following the death or disability of a shareholder

•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2

•	as part of a systematic withdrawal plan equaling no more than 1% of the account value per any monthly redemption

•	involuntary redemptions

•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

If you want to learn more about deferred sales charges, contact your Financial Intermediary.

DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class E , Class S, Class R1, Class R2 and Class R3 Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy”, “Front-End Sales Charges”, and “More About Deferred Sales Charges”.

Class A Shares participate in the Funds’ Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class E and Class R2 Shares participate in the Funds’ shareholder services plan. Under the shareholder services plan, the Class E and Class R2 Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E and Class R2 shareholders. The shareholder services fees are paid out of the Class E and Class R2 Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

Class R3 Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Class R3 Shares pay distribution fees of 0.25% annually for the sale and distribution of Class R3 Shares. Under the shareholder services plan, the Class R3 Shares pay shareholder services fees of 0.25% on an

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annualized basis for services provided to Class R3 shareholders. Because both of these fees are paid out of the Class R3 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R3 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class S and Class R1 Shares do not participate in either the Funds’ distribution plan or the Funds’ shareholder services plan.

Financial Intermediaries may receive distribution compensation from the Funds’ Distributor with respect to Class A Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan. Financial Intermediaries may receive shareholder services compensation from the Funds’ Distributor with respect to Class E and Class R2 Shares of the Funds pursuant to the Funds’ shareholder services plan. Financial Intermediaries may receive distribution compensation and shareholder services compensation from the Funds’ Distributor with respect to Class R3 Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan and the Funds’ shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC, or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class E, R1, R2, R3 and S Shares are available only to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from registration under the Securities Act of 1933. Class E, R1, R2, R3 and S Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

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If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement. Class A shares are not currently offered to new shareholders and may only be purchased by existing shareholders.

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

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Automated Investment Program

For Class A Shares: Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. Contact your Financial Intermediary for further information.

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

For Class A Shares, exchanges must be made through your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

If you invest in the other Classes of Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds intend to apply these policies uniformly.

The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

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In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for “substantive” trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

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Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than underlying funds which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

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Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

For Class A Shares: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary.

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

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For Class E, Class S, Class R1, Class R2 and Class R3 Shares: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

For Class E, Class S, Class R1, Class R2 and Class R3 Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Funds’ Class A, E, S, R1, R2 and R3 Shares, respectively, for the periods shown.

2010 Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$10.88	$10.06	$10.21
Income From Operations
Net investment income (loss) (a) (b)	.40	.27	.04
Net realized and unrealized gain (loss)	.68	.83	(.11)
Total income from operations	1.08	1.10	(.07)
Distributions
From net investment income	(.38)	(.28)	(.08)
From net realized gain	(.13)	—	—
Total distributions	(.51)	(.28)	(.08)
Net Asset Value, End of Period	$11.45	$10.88	$10.06
Total Return (%) (c) (e)	10.22	11.02	(1.01)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,957	$1,723	$990
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25
Operating expenses, gross (d)(f)	1.36	3.41	4.84
Net investment income (loss) (c) (g)	3.61	2.53	.37
Portfolio turnover rate (%) (c)	93.17	70.61	.99

(1)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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2010 Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$10.90	$10.07	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.35	.27	.12
Net realized and unrealized gain (loss)	.72	.83	.07
Total income from operations	1.07	1.10	.19
Distributions
From net investment income	(.38)	(.27)	(.12)
From net realized gain	(.13)	—	—
Total distributions	(.51)	(.27)	(.12)
Net Asset Value, End of Period	$11.46	$10.90	$10.07
Total Return (%) (c)	10.12	11.08	1.96
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,797	$1,485	$1,020
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25	.25
Operating expenses, gross (d)(e)	1.36	2.90	5.32
Net investment income (loss) (c) (f)	3.14	2.54	1.25
Portfolio turnover rate (%) (c)	93.17	70.61	.99

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

69

2010 Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$10.91	$10.08	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.45	.29	.15
Net realized and unrealized gain (loss)	.65	.84	.07
Total income from operations	1.10	1.13	.22
Distributions
From net investment income	(.41)	(.30)	(.14)
From net realized gain	(.13)	—	—
Total distributions	(.54)	(.30)	(.14)
Net Asset Value, End of Period	$11.47	$10.91	$10.08
Total Return (%) (c)	10.38	11.35	2.25
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,575	$1,360	$1,023
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—	—
Operating expenses, gross (d)(e)	1.11	2.69	5.07
Net investment income (loss) (c) (f)	3.93	2.73	1.45
Portfolio turnover rate (%) (c)	93.17	70.61	.99

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

70

2010 Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$10.90	$10.45
Income From Operations
Net investment income (loss) (a) (b)	.35	.13
Net realized and unrealized gain (loss)	.76	.53
Total income from operations	1.11	.66
Distributions
From net investment income	(.41)	(.21)
From net realized gain	(.13)	—
Total distributions	(.54)	(.21)
Net Asset Value, End of Period	$11.47	$10.90
Total Return (%) (c)	10.49	5.69
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,138	$150
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d)(e)	1.11	3.35
Net investment income (loss) (c) (f)	3.27	1.11
Portfolio turnover rate (%) (c)	93.17	70.61

(1)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

71

2010 Strategy Fund—Class R2 Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.91
Income From Operations
Net investment income (loss) (a) (b)	.31
Net realized and unrealized gain (loss)	.76
Total income from operations	1.07
Distributions
From net investment income	(.39)
From net realized gain	(.13)
Total distributions	(.52)
Net Asset Value, End of Period	$11.46
Total Return (%) (c)	10.10
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$691
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25
Operating expenses, gross (d)(e)	1.36
Net investment income (loss) (c) (f)	2.62
Portfolio turnover rate (%) (c)	93.17

(1)	For the period November 10, 2006 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

72

2010 Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005(2)
Net Asset Value, Beginning of Period	$10.89	$10.07	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.31	.23	.10
Net realized and unrealized gain (loss)	.74	.84	.08
Total income from operations	1.05	1.07	.18
Distributions
From net investment income	(.36)	(.25)	(.11)
From net realized gain	(.13)	—	—
Total distributions	(.49)	(.25)	(.11)
Net Asset Value, End of Period	$11.45	$10.89	$10.07
Total Return (%) (c)	9.91	10.73	1.79
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$17,600	$4,028	$1,768
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.50	.50	.50
Operating expenses, gross (d)(e)	1.61	3.15	5.56
Net investment income (loss) (c) (f)	2.78	2.27	1.06
Portfolio turnover rate (%) (c)	93.17	70.61	.99

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(2)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

73

2020 Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.24	$10.14	$10.29
Income From Operations
Net investment income (loss) (a) (b)	.34	.23	.03
Net realized and unrealized gain (loss)	1.19	1.11	(.11)
Total income from operations	1.53	1.34	(.08)
Distributions
From net investment income	(.32)	(.24)	(.07)
From net realized gain	(.03)	—	—
Total distributions	(.35)	(.24)	(.07)
Net Asset Value, End of Period	$12.42	$11.24	$10.14
Total Return (%) (c) (e)	13.83	13.33	(1.02)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,016	$2,165	$990
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25
Operating expenses, gross (d)(f)	.86	2.38	4.74
Net investment income (loss) (c) (g)	2.93	2.12	.30
Portfolio turnover rate (%) (c)	43.86	46.56	6.98

(1)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

74

2020 Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.25	$10.14	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.29	.22	.11
Net realized and unrealized gain (loss)	1.23	1.13	.14
Total income from operations	1.52	1.35	.25
Distributions
From net investment income	(.32)	(.24)	(.11)
From net realized gain	(.03)	—	—
Total distributions	(.35)	(.24)	(.11)
Net Asset Value, End of Period	$12.42	$11.25	$10.14
Total Return (%) (c)	13.79	13.42	2.52
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$9,498	$2,118	$1,025
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25	.25
Operating expenses, gross (d)(e)	.86	1.95	5.13
Net investment income (loss) (c) (f)	2.44	2.12	1.11
Portfolio turnover rate (%) (c)	43.86	46.56	6.98

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

75

2020 Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.24	$10.14	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.42	.22	.13
Net realized and unrealized gain (loss)	1.14	1.14	.14
Total income from operations	1.56	1.36	.27
Distributions
From net investment income	(.35)	(.26)	(.13)
From net realized gain	(.03)	—	—
Total distributions	(.38)	(.26)	(.13)
Net Asset Value, End of Period	$12.42	$11.24	$10.14
Total Return (%) (c)	14.16	13.59	2.71
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,021	$5,953	$1,027
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—	—
Operating expenses, gross (d)(e)	.61	1.63	4.88
Net investment income (loss) (c) (f)	3.49	2.15	1.31
Portfolio turnover rate (%) (c)	43.86	46.56	6.98

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

76

2020 Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.25	$10.62
Income From Operations
Net investment income (loss) (a) (b)	.24	.09
Net realized and unrealized gain (loss)	1.31	.70
Total income from operations	1.55	.79
Distributions
From net investment income	(.35)	(.16)
From net realized gain	(.03)	—
Total distributions	(.38)	(.16)
Net Asset Value, End of Period	$12.42	$11.25
Total Return (%) (c)	14.05	6.98
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$19,194	$702
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d)(e)	.61	1.77
Net investment income (loss) (c) (f)	2.02	.80
Portfolio turnover rate (%) (c)	43.86	46.56

(1)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

77

2020 Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.24	$10.82
Income From Operations
Net investment income (loss) (a) (b)	.27	.02
Net realized and unrealized gain (loss)	1.25	.50
Total income from operations	1.52	.52
Distributions
From net investment income	(.32)	(.10)
From net realized gain	(.03)	—
Total distributions	(.35)	(.10)
Net Asset Value, End of Period	$12.41	$11.24
Total Return (%) (c)	13.81	4.34
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,135	$641
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d)(e)	.86	1.62
Net investment income (loss) (c) (f)	2.20	.27
Portfolio turnover rate (%) (c)	43.86	46.56

(1)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

78

2020 Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005(2)
Net Asset Value, Beginning of Period	$11.23	$10.13	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.28	.18	.08
Net realized and unrealized gain (loss)	1.21	1.14	.14
Total income from operations	1.49	1.32	.22
Distributions
From net investment income	(.30)	(.22)	(.09)
From net realized gain	(.03)	—	—
Total distributions	(.33)	(.22)	(.09)
Net Asset Value, End of Period	$12.39	$11.23	$10.13
Total Return (%) (c)	13.50	13.14	2.23
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$44,038	$9,355	$1,545
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.50	.50	.50
Operating expenses, gross (d)(e)	1.11	2.12	5.38
Net investment income (loss) (c) (f)	2.33	1.70	.89
Portfolio turnover rate (%) (c)	43.86	46.56	6.98

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(2)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

79

2030 Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.53	$10.19	$10.33
Income From Operations
Net investment income (loss) (a) (b)	.31	.21	.03
Net realized and unrealized gain (loss)	1.77	1.34	(.11)
Total income from operations	2.08	1.55	(.08)
Distributions
From net investment income	(.31)	(.21)	(.06)
From net realized gain	(.07)	—	—
Total distributions	(.38)	(.21)	(.06)
Net Asset Value, End of Period	$13.23	$11.53	$10.19
Total Return (%) (c) (e)	18.51	15.38	(1.01)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,739	$2,854	$990
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25
Operating expenses, gross (d)(f)	.98	2.38	4.86
Net investment income (loss) (c) (g)	2.51	1.93	.25
Portfolio turnover rate (%) (c)	31.07	104.15	1.11

(1)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

80

2030 Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.54	$10.20	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.23	.18	.10
Net realized and unrealized gain (loss)	1.85	1.37	.19
Total income from operations	2.08	1.55	.29
Distributions
From net investment income	(.32)	(.21)	(.09)
From net realized gain	(.07)	—	—
Total distributions	(.39)	(.21)	(.09)
Net Asset Value, End of Period	$13.23	$11.54	$10.20
Total Return (%) (c)	18.42	15.35	2.96
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,490	$4,616	$1,029
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25	.25
Operating expenses, gross (d)(e)	.98	2.15	5.37
Net investment income (loss) (c) (f)	1.88	1.72	.95
Portfolio turnover rate (%) (c)	31.07	104.15	1.11

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

81

2030 Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.55	$10.20	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.29	.23	.12
Net realized and unrealized gain (loss)	1.82	1.35	.19
Total income from operations	2.11	1.58	.31
Distributions
From net investment income	(.35)	(.23)	(.11)
From net realized gain	(.07)	—	—
Total distributions	(.42)	(.23)	(.11)
Net Asset Value, End of Period	$13.24	$11.55	$10.20
Total Return (%) (c)	18.70	15.70	3.15
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,923	$2,513	$1,031
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—	—
Operating expenses, gross (d)(e)	.73	1.85	5.12
Net investment income (loss) (c) (f)	2.32	2.13	1.16
Portfolio turnover rate (%) (c)	31.07	104.15	1.11

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

82

2030 Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.54	$10.75
Income From Operations
Net investment income (loss) (a) (b)	.14	.07
Net realized and unrealized gain (loss)	1.98	.86
Total income from operations	2.12	.93
Distributions
From net investment income	(.35)	(.14)
From net realized gain	(.07)	—
Total distributions	(.42)	(.14)
Net Asset Value, End of Period	$13.24	$11.54
Total Return (%) (c)	18.80	8.22
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$8,582	$347
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d)(e)	.73	2.07
Net investment income (loss) (c) (f)	1.21	.65
Portfolio turnover rate (%) (c)	31.07	104.15

(1)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

83

2030 Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.53	$10.98
Income From Operations
Net investment income (loss) (a) (b)	.16	.02
Net realized and unrealized gain (loss)	1.92	.62
Total income from operations	2.08	.64
Distributions
From net investment income	(.32)	(.09)
From net realized gain	(.07)	—
Total distributions	(.39)	(.09)
Net Asset Value, End of Period	$13.22	$11.53
Total Return (%) (c)	18.46	5.40
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,359	$633
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d)(e)	.98	1.79
Net investment income (loss) (c) (f)	1.26	.18
Portfolio turnover rate (%) (c)	31.07	104.15

(1)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

84

2030 Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005(2)
Net Asset Value, Beginning of Period	$11.54	$10.19	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.17	.16	.07
Net realized and unrealized gain (loss)	1.87	1.38	.20
Total income from operations	2.04	1.54	.27
Distributions
From net investment income	(.29)	(.19)	(.08)
From net realized gain	(.07)	—	—
Total distributions	(.36)	(.19)	(.08)
Net Asset Value, End of Period	$13.22	$11.54	$10.19
Total Return (%) (c)	18.08	15.22	2.69
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$29,200	$8,249	$1,452
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.50	.50	.50
Operating expenses, gross (d)(e)	1.23	2.33	5.62
Net investment income (loss) (c) (f)	1.39	1.42	.75
Portfolio turnover rate (%) (c)	31.07	104.15	1.11

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(2)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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2040 Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.71	$10.23	$10.36
Income From Operations
Net investment income (loss) (a) (b)	.31	.19	.02
Net realized and unrealized gain (loss)	1.86	1.48	(.12)
Total income from operations	2.17	1.67	(.10)
Distributions
From net investment income	(.31)	(.19)	(.03)
From net realized gain	(.13)	—	—
Total distributions	(.44)	(.19)	(.03)
Net Asset Value, End of Period	$13.44	$11.71	$10.23
Total Return (%) (c) (e)	19.04	16.49	(.95)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,363	$1,886	$991
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25
Operating expenses, gross (d)(f)	1.14	2.64	4.81
Net investment income (loss) (c) (g)	2.49	1.72	.21
Portfolio turnover rate (%) (c)	21.79	88.23	2.39

(1)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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2040 Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.72	$10.24	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.24	.17	.08
Net realized and unrealized gain (loss)	1.94	1.50	.24
Total income from operations	2.18	1.67	.32
Distributions
From net investment income	(.31)	(.19)	(.08)
From net realized gain	(.13)	—	—
Total distributions	(.44)	(.19)	(.08)
Net Asset Value, End of Period	$13.46	$11.72	$10.24
Total Return (%) (c)	19.12	16.48	3.20
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,353	$3,096	$1,032
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25	.25
Operating expenses, gross (d)(e)	1.14	2.30	5.26
Net investment income (loss) (c) (f)	1.96	1.55	.78
Portfolio turnover rate (%) (c)	21.79	88.23	2.39

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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2040 Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$11.73	$10.24	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.26	.22	.10
Net realized and unrealized gain (loss)	1.94	1.49	.24
Total income from operations	2.20	1.71	.34
Distributions
From net investment income	(.34)	(.22)	(.10)
From net realized gain	(.13)	—	—
Total distributions	(.47)	(.22)	(.10)
Net Asset Value, End of Period	$13.46	$11.73	$10.24
Total Return (%) (c)	19.30	16.84	3.39
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,410	$1,666	$1,035
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—	—
Operating expenses, gross (d)(e)	.89	1.97	5.02
Net investment income (loss) (c) (f)	2.07	2.00	.99
Portfolio turnover rate (%) (c)	21.79	88.23	2.39

(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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2040 Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.73	$10.89
Income From Operations
Net investment income (loss) (a) (b)	.12	.06
Net realized and unrealized gain (loss)	2.08	.90
Total income from operations	2.20	.96
Distributions
From net investment income	(.34)	(.12)
From net realized gain	(.13)	—
Total distributions	(.47)	(.12)
Net Asset Value, End of Period	$13.46	$11.73
Total Return (%) (c)	19.31	8.47
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,935	$93
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d)(e)	.89	2.27
Net investment income (loss) (c) (f)	.99	.56
Portfolio turnover rate (%) (c)	21.79	88.23

(1)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

89

2040 Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.71	$11.14
Income From Operations
Net investment income (loss) (a) (b)	.28	.09
Net realized and unrealized gain (loss)	1.90	.59
Total income from operations	2.18	.68
Distributions
From net investment income	(.30)	(.11)
From net realized gain	(.13)	—
Total distributions	(.43)	(.11)
Net Asset Value, End of Period	$13.46	$11.71
Total Return (%) (c)	19.11	6.11
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,061	$1,256
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d)(e)	1.14	2.16
Net investment income (loss) (c) (f)	2.28	.86
Portfolio turnover rate (%) (c)	21.79	88.23

(1)	For the period March 17, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

90

2040 Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005(2)
Net Asset Value, Beginning of Period	$11.71	$10.24	$10.00
Income From Operations
Net investment income (loss) (a) (b)	.12	.14	.06
Net realized and unrealized gain (loss)	2.02	1.50	.24
Total income from operations	2.14	1.64	.30
Distributions
From net investment income	(.29)	(.17)	(.06)
From net realized gain	(.13)	—	—
Total distributions	(.42)	(.17)	(.06)
Net Asset Value, End of Period	$13.43	$11.71	$10.24
Total Return (%) (c)	18.75	16.11	3.03
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$29,700	$5,506	$1,701
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.50	.50	.50
Operating expenses, gross (d)(e)	1.39	2.48	5.52
Net investment income (loss) (c) (f)	.96	1.25	.59
Portfolio turnover rate (%) (c)	21.79	88.23	2.39

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(2)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Equity I Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Equity Q Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Equity II Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

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Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

Global Equity Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

International Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

93

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Fixed Income III Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

94

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

95

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ and the Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-181 (0208)

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PROSPECTUS

Institutional Funds

FEBRUARY 29, 2008

FUND	SHARE CLASS

Equity I Fund	E, I

Equity Q Fund	E, I

Equity II Fund	E, I

Select Growth Fund	E, I

Select Value Fund	E, I

International Fund	E, I

Fixed Income I Fund	E, I

Fixed Income III Fund	E, I

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

RISK/RETURN SUMMARY

Investment Objective, Principal Investment Strategies and Principal Risks

The following is a summary of each Fund’s principal investment strategies and principal risks. A complete discussion of each Fund’s principal investment strategies and principal risks is included later in this Prospectus.

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

EQUITY I FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity I Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

3

Principal Risks

An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

EQUITY Q FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund’s money managers uses quantitative models to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Fund assets not allocated to money managers are managed by RIMCo.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they sell securities short. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. In a short sale, the Fund sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the Fund remains obligated to return the underlying security that it borrowed from the broker or dealer, the Fund must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

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RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly in using Market-Oriented investments, using a multi-manager approach, using a quantitative investment approach, security selection, and selling securities short.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Making short sales in securities that it does not own exposes the Fund to the risk that the Fund will incur a loss should the price of the security sold short increase between the date of the short sale and the date on which the Fund must return the borrowed security.

Please refer to the “Risks” section later in this Prospectus for further details.

EQUITY II FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly securities of small capitalization companies, investing in REITs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

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SELECT GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Growth Fund invests primarily in large and medium capitalization stocks but may invest up to 15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index and micro capitalization stocks to be all stocks of those companies represented by the Russell Microcap™ Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly higher price/earnings, higher growth stocks, investing in securities of small and micro capitalization companies, using a multi-manager approach and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

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Please refer to the “Risks” section later in this Prospectus for further details.

SELECT VALUE FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Value Fund invests primarily in large and medium capitalization value stocks but also may invest up to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly value stocks, investing in securities of small capitalization companies, investing in ADRs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may turn out not to have been undervalued. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

8

Please refer to the “Risks” section later in this Prospectus for further details.

INTERNATIONAL FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

9

Principal Investment Strategies

The International Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio’s overall volatility by combining an investment in this Fund with investments in U.S. equity funds. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common stock and preferred stock), including securities of small capitalization companies and particularly in international and emerging market securities, purchasing forward currency contracts, investing in depositary receipts, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory

10

requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds). The Fund will invest principally in securities of “investment grade” quality at the time of purchase.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

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The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration.

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The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, mortgage -backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the U.S. government. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

FIXED INCOME III FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Fixed Income III Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

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The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage -backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage -backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity Q, Equity II, Select Growth, Select Value, International, Fixed Income I and Fixed Income III Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund’s operations). The returns for other Classes of Shares offered by the Funds (both before and after tax) may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar charts for the Funds’ Class I Shares are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund’s average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

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Equity I Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 22.54% (4Q/98)

Worst Quarter: (16.77)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	10.43%	14.11%	5.47%
Return Before Taxes, Class I	10.76%	14.39%	5.69%
Return After Taxes on Distributions, Class I	8.73%	13.51%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	8.57%	12.44%	4.48%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

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Equity Q Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 23.00% (4Q/98)

Worst Quarter: (17.20)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	2.50%	12.12%	5.68%
Return Before Taxes, Class I	2.77%	12.40%	5.90%
Return After Taxes on Distributions, Class I	0.83%	11.48%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	3.75%	10.73%	4.59%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

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Equity II Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 23.14% (2Q/03)

Worst Quarter: (21.69)% (3Q/98)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	4.55%	16.52%	8.62%
Return Before Taxes, Class I	4.77%	16.77%	8.82%
Return After Taxes on Distributions, Class I	1.07%	13.29%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	5.52%	13.66%	6.71%
Russell 2500™ Index	1.38%	16.99%	9.01%
Russell 2000® Index	-1.57%	16.25%	7.08%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

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Select Growth Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 18.32% (2Q/03)

Worst Quarter: (17.83)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class E	11.85%	12.58%	-0.91%
Return Before Taxes, Class I	12.15%	13.01%	-0.53%
Return After Taxes on Distributions, Class I	11.42%	12.86%	-0.62%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	8.85%	11.41%	-0.45%
Russell 1000® Growth Index	11.81%	12.11%	-0.73%

*	Commenced operations by issuing Class E and I Shares on January 31, 2001.

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Select Value Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 16.80% (2Q/03)

Worst Quarter: (17.57)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class E	-3.01%	13.36%	5.09%
Return Before Taxes, Class I	-2.78%	13.79%	5.49%
Return After Taxes on Distributions, Class I	-5.83%	12.46%	4.47%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	1.09%	11.86%	4.51%
Russell 1000® Value Index	-0.17%	14.63%	6.76%

*	Commenced operations by issuing Class E and I Shares on January 31, 2001.

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International Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 20.31% (2Q/03)

Worst Quarter: (20.45)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	12.64%	21.31%	8.46%
Return Before Taxes, Class I	12.91%	21.56%	8.67%
Return After Taxes on Distributions, Class I	8.64%	19.79%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	11.21%	18.60%	7.13%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

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Fixed Income I Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 4.49% (3Q/01)

Worst Quarter: (2.27)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	5.95%	3.94%	5.47%
Return Before Taxes, Class I	6.20%	4.21%	5.70%
Return After Taxes on Distributions, Class I	4.36%	2.46%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	4.00%	2.60%	3.56%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

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Fixed Income III Fund

Annual Total Returns

(for the years ended December 31)

Class I

Best Quarter: 3.84% (3Q/01)

Worst Quarter: (1.95)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E*	6.15%	4.78%	5.59%
Return Before Taxes, Class I	6.40%	5.05%	5.80%
Return After Taxes on Distributions, Class I	4.52%	3.44%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares, Class I	4.13%	3.38%	3.64%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class E Shares on May 14, 1999. The returns shown for Class E Shares prior to that date are those of the Fund’s Class I Shares and do not reflect deduction of shareholder services fees. Had it done so, the returns shown for that period would have been lower.

To obtain current yield information, please call 1-800-787-7354.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees*	Exchange Fees
All Funds, Classes E and I	None	None	None	None	None

*	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses #

(expenses that are deducted from Fund assets)

(% of net assets)

	Advisory Fee	Other Expenses##	Acquired Fund Fees and Expenses##	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses##
Class E Shares*
Equity I Fund	0.55%	0.41%	0.00%	0.96%	0.00%	0.96%
Equity Q Fund**	0.55%	0.60%	0.00%	1.15%	0.00%	1.15%
Equity II Fund	0.70%	0.46%	0.00%	1.16%	0.00%	1.16%
Select Growth Fund***	0.80%	0.61%	0.00%	1.41%	(0.02)%	1.39%
Select Value Fund	0.70%	0.58%	0.00%	1.28%	0.00%	1.28%
International Fund	0.70%	0.49%	0.00%	1.19%	0.00%	1.19%
Fixed Income I Fund	0.25%	0.43%	0.00%	0.68%	0.00%	0.68%
Fixed Income III Fund	0.50%	0.45%	0.03%	0.98%	0.00%	0.98%
Class I Shares*
Equity I Fund	0.55%	0.16%	0.00%	0.71%	0.00%	0.71%
Equity Q Fund**	0.55%	0.35%	0.00%	0.90%	0.00%	0.90%
Equity II Fund	0.70%	0.26%	0.00%	0.96%	0.00%	0.96%
Select Growth Fund***	0.80%	0.26%	0.00%	1.06%	(0.06)%	1.00%

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	Advisory Fee	Other Expenses##	Acquired Fund Fees and Expenses##	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses##
Select Value Fund	0.70%	0.25%	0.00%	0.95%	0.00%	0.95%
International Fund	0.70%	0.24%	0.00%	0.94%	0.00%	0.94%
Fixed Income I Fund	0.25%	0.18%	0.00%	0.43%	0.00%	0.43%
Fixed Income III Fund	0.50%	0.20%	0.03%	0.73%	0.00%	0.73%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class E Shares, and an administrative fee of 0.05% of average daily net assets for Class E and Class I Shares.

**	For the Equity Q Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

	Class E	Class I
Interest Expense from Short Sales	0.06%	0.06%
Dividend Expense from Short Sales	0.14%	0.14%
Remainder of other Expenses	0.40%	0.15%
Total Other Expenses	0.60%	0.35%

***	For the Select Growth Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level expenses for the Select Growth Fund do not include 12b-1, shareholder services, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Class I Shares of the Select Growth Fund, RFSC, as transfer agent to RIC, has contractually agreed to waive, at least until February 28, 2009, its transfer agency fees for Class I Shares to the extent that those fees for that class exceed 0.01% of the average daily net assets of the Class I Shares.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to RIMCo for services RIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class E Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on the Class E Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class E Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Expenses Restatements. For all Classes of Shares of the Equity Q Fund and for Class I Shares of Select Growth Fund, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect higher or lower expenses expected to be incurred for the fiscal year ending October 31, 2008. For all Classes of Shares of the Equity I, Equity II, Equity Q, Fixed Income I, Fixed Income III and International Funds, “Other Expenses” has been restated not to reflect a non-contractual 0.02% administrative fee waiver.

Acquired Fund Fees and Expenses. In addition to the advisory and administrative fees payable by the Funds to RIMCo and Russell Fund Services Company (“RFSC”), each Fund that invests its cash reserves in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC. The cash reserves for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Equity I, Equity II, Equity Q, Select Growth, Select Value, International and Fixed Income I Funds have been restated to reflect each Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Fixed Income III Fund have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests. For Fixed Income III, the Fund’s proportionate share of these operating expenses are reflected under “Acquired Fund Fees and Expenses.”

25

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to through February 28, 2009. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

26

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E Shares
Equity I Fund	$98	$306	$531	$1,177
Equity Q Fund	117	365	632	1,398
Equity II Fund	118	368	637	1,408
Select Growth Fund	142	445	770	1,689
Select Value Fund	130	405	701	1,544
International Fund	121	378	655	1,445
Fixed Income I Fund	69	217	378	846
Fixed Income III Fund	100	312	542	1,203

Class I Shares
Equity I Fund	$73	$228	$396	$882
Equity Q Fund	92	288	500	1,110
Equity II Fund	98	306	531	1,177
Select Growth Fund	102	331	578	1,287
Select Value Fund	97	303	526	1,167
International Fund	96	300	520	1,155
Fixed Income I Fund	44	138	241	543
Fixed Income III Fund	75	234	407	908

27

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Most RIC Funds are designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ investment adviser, evaluates and oversees the Funds’ money managers as more fully described below. Each of the Fund’s money managers makes investment decisions for the portion of the Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ administrator, provides or oversees the provision of all administration services for the Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects, subject to the approval of the Funds’ Board, money managers for the Funds, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. Except for the Money Market Fund, RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo currently manages the Money Market Fund. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of a Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets

28

fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

29

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Select Growth Fund, 0.80%; Select Value Fund, 0.70%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; and Fixed Income III Fund, 0.50%.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended October 31, 2007.

THE MONEY MANAGERS

Each Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Funds’ adviser, may change the allocation of a Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of a Fund’s assets. At the same time, however, each money manager must operate within each Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds’ Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

30

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

EQUITY I FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity I Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

31

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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EQUITY Q FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5

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billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

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The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include

35

capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EQUITY II FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

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The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

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The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity

38

securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SELECT GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Growth Fund invests primarily in large and medium capitalization stocks but may invest up to 15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $2.5 billion to $261.8 million. The Fund considers micro capitalization stocks as stocks of those companies represented by the Russell Microcap™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell Indexes, the market capitalization of these companies ranged from $711.4 million to $78.6 million. The market capitalization of these large, medium, small and micro capitalization companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index, Russell 2000® Index or Russell Microcap™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

In general, the Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum. The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.

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The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SELECT VALUE FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Select Value Fund invests primarily in large and medium capitalization value stocks but also may invest up to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell

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1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $2.5 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index or the Russell 2000® Index. The Fund invests in value stocks, which are stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

41

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

INTERNATIONAL FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries“ include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

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The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

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Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. However, a portion of the Fund’s assets may be allocated to money managers who focus specifically on security selection rather than sector rotation and interest rate strategies.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding corporate, U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund will invest principally in securities of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or a Fund’s money manager has determined the securities to be of comparable quality.

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The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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FIXED INCOME III FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Fixed Income III Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

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Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

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On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, and identifies which Funds are most likely to be affected by each risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

• = Principal Risk ¡ = Non-Principal Risk	Equity I	Equity Q	Equity II	Select Growth	Select Value	International	Fixed Income I	Fixed Income III
RISKS
Multi-Manager Approach	•	•	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•	•	•
Equity Securities
Common Stocks	•	•	•	•	•	•
Value Stocks	•		•		•	•
Growth Stocks	•		•	•		•
Market-Oriented Investments	•	•	•			•
Quantitative Investing	•	•	•		•	•
Securities of Small and Micro Capitalization Companies			•*	•	•*	•*
Preferred Stocks						•
Fixed-Income Securities							•	•
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)								•
Government Issued or Guaranteed Securities, U.S. Government Securities							•	•
Municipal Obligations							¡	¡
Mortgage or Asset Backed Securities							•	•
Credit and Liquidity Enhancements							•	•
Repurchase Agreements							¡	¡
International Securities						•	•	•
Non-U.S. Equity Securities						•
Non-U.S. Debt Securities							•	•
Emerging Markets Debt							•	•
Emerging Market Countries						•
Instruments of U.S. and Foreign Banks and Foreign Corporations							•	•

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• = Principal Risk ¡ = Non-Principal Risk	Equity I	Equity Q	Equity II	Select Growth	Select Value	International	Fixed Income I	Fixed Income III
RISKS
Currency Risk						•	•	•
Synthetic Foreign Equity Securities						¡
Equity Linked Notes						¡
Derivatives (Futures Contracts, Options, Forwards and Swaps)	¡	¡	¡	¡	¡	¡	•	•
Forward Currency Contracts						•	•	•
Leveraging Risk		•					•	•
Short Sales		•
Real Estate Securities			•		¡	¡
REITs			•		¡	¡
Depositary Receipts	•	•	•	•	•	•
Illiquid Securities			¡	¡	¡	¡	•	•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	¡	¡	¡			¡		¡

*	Includes small-cap risk only

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

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•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small and Micro Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in small and micro capitalization companies may involve greater risks because these companies generally have a limited track record. Small and micro capitalization companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity. As a result of these factors, the performance of small and micro capitalization companies can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

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•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and

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other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

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•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include of letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

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•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

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•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk

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that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

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Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/ or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

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Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and December	Equity I, Equity Q, Select Value, Fixed Income I, and Fixed Income III Funds
Annually	Mid-December	Equity II, Select Growth and International Funds

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An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

TAXES

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by

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the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund’s assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit.

If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity Q, Equity II, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

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If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class I Shares.

Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

Class E Shares participate in the Funds’ shareholder services plan. Under the shareholder services plan, the Funds’ Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds’ Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

Class I Shares do not participate in the shareholder services plan.

Financial Intermediaries may receive shareholder services compensation from the Funds’ Distributor with respect to Class E Shares of the Funds pursuant to the Funds’ shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC, or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation,

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education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class E and I Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E or I Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or I Shares.

The Funds generally do not have the ability to enforce these limitations on access to Class E and I Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and I Shares available to those categories of investors listed above that qualify for access to Class E and I Shares. However, the Funds will not knowingly sell Class E or I Shares to any investor not meeting one of the foregoing criteria.

Minimum Investment for the Equity I, Equity Q, Equity II, International and Fixed Income III Funds. For each of the Class E and Class I Shares of these Funds, there is a $100,000 minimum initial investment for each account in each Fund.

Minimum Investment for the Select Value, Select Growth and Fixed Income I Funds. There is currently no required minimum initial investment for the Class E Shares of these Funds. For Class I Shares of these Funds, there is a minimum initial investment of $100,000 for each account in each Fund.

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If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement, the Fund reserves the right to close the account(s). Each Fund reserves the right to close any account invested in Class E or Class I Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds’ Statement of Additional Information.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

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Automated Investment Program

If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds intend to apply these policies uniformly.

The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

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Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for “substantive” trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.

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Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

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You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

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In-Kind Exchange of Securities

RIMCo, in its capacity as each Fund’s investment adviser, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

Redemption In-Kind

A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. It is possible that an in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly and at a fair price, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Funds’ Class E or I Shares, as applicable, for the periods shown.

Equity I Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.51	$30.81	$27.56	$25.75	$21.46
Income From Operations
Net investment income (loss) (a)	.29	.25	.25	.16	.15
Net realized and unrealized gain (loss)	6.08	3.96	3.24	1.82	4.28
Total income from operations	6.37	4.21	3.49	1.98	4.43
Distributions
From net investment income	(.28)	(.24)	(.24)	(.17)	(.14)
From net realized gain	(1.51)	(1.27)	—	—	—
Total distributions	(1.79)	(1.51)	(.24)	(.17)	(.14)
Net Asset Value, End of Period	$38.09	$33.51	$30.81	$27.56	$25.75
Total Return (%)	19.82	14.07	12.70	7.69	20.79
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$49,355	$43,911	$37,666	$33,143	$32,632
Ratios to average net assets (%):
Operating expenses, net (b)	.93	.93	.92	.94	.99
Operating expenses, gross	.95	.96	.96	.96	.99
Net investment income (loss) (b)	.82	.78	.83	.61	.68
Portfolio turnover rate (%)	112.52	98.17	109.71	129.94	115.73

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Equity I Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.49	$30.79	$27.54	$25.72	$21.44
Income From Operations
Net investment income (loss) (a)	.37	.32	.32	.23	.21
Net realized and unrealized gain (loss)	6.10	3.96	3.24	1.82	4.26
Total income from operations	6.47	4.28	3.56	2.05	4.47
Distributions
From net investment income	(.37)	(.31)	(.31)	(.23)	(.19)
From net realized gain	(1.51)	(1.27)	—	—	—
Total distributions	(1.88)	(1.58)	(.31)	(.23)	(.19)
Net Asset Value, End of Period	$38.08	$33.49	$30.79	$27.54	$25.72
Total Return (%)	20.17	14.34	12.97	7.99	21.02
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,396,706	$1,095,931	$825,172	$697,537	$580,055
Ratios to average net assets (%):
Operating expenses, net (b)	.68	.71	.69	.71	.75
Operating expenses, gross	.70	.73	.73	.72	.75
Net investment income (loss) (b)	1.07	1.01	1.06	.84	.92
Portfolio turnover rate (%)	112.52	98.17	109.71	129.94	115.73

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Equity Q Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.35	$35.20	$32.32	$30.10	$24.90
Income From Operations
Net investment income (loss) (a)	.31	.35	.35	.23	.22
Net realized and unrealized gain (loss)	3.80	5.02	2.88	2.24	5.18
Total income from operations	4.11	5.37	3.23	2.47	5.40
Distributions
From net investment income	(.33)	(.35)	(.35)	(.25)	(.20)
From net realized gain	(2.84)	(.87)	—	—	—
Total distributions	(3.17)	(1.22)	(.35)	(.25)	(.20)
Net Asset Value, End of Period	$40.29	$39.35	$35.20	$32.32	$30.10
Total Return (%)	11.11	15.56	10.03	8.22	21.76
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$61,842	$56,703	$46,352	$47,570	$40,924
Ratios to average net assets (%):
Operating expenses, net (b)	1.07 (c)	.94 (c)	.91	.92	.94
Operating expenses, gross	1.09	.96	.93	.93	.94
Net investment income (loss) (b)	.79	.93	1.01	.71	.80
Portfolio turnover rate (%)	121.35	106.45	117.34	102.51	114.72

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is .93% not including the dividend expense from short sales.

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Equity Q Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.36	$35.20	$32.32	$30.10	$24.89
Income From Operations
Net investment income (loss) (a)	.40	.44	.44	.30	.27
Net realized and unrealized gain (loss)	3.81	5.03	2.88	2.24	5.19
Total income from operations	4.21	5.47	3.32	2.54	5.46
Distributions
From net investment income	(.43)	(.44)	(.44)	(.32)	(.25)
From net realized gain	(2.84)	(.87)	—	—	—
Total distributions	(3.27)	(1.31)	(.44)	(.32)	(.25)
Net Asset Value, End of Period	$40.30	$39.36	$35.20	$32.32	$30.10
Total Return (%)	11.40	15.87	10.30	8.46	22.04
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,369,379	$1,201,844	$1,009,002	$1,018,806	$822,548
Ratios to average net assets (%):
Operating expenses, net (b)	.82 (d)	.70 (c)	.66	.69	.72
Operating expenses, gross	.84	.72	.69	.69	.72
Net investment income (loss) (b)	1.04	1.18	1.26	.94	1.02
Portfolio turnover rate (%)	121.35	106.45	117.34	102.51	114.72

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is .69% not including the dividend expense from short sales.

(d)	The annualized net expense ratio is .68% not including the dividend expense from short sales.

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Equity II Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.16	$38.43	$39.28	$36.12	$25.54
Income From Operations
Net investment income (loss) (a)	.05	.02	(.04)	.04	.01
Net realized and unrealized gain (loss)	4.59	5.76	4.44	3.12	10.65
Total income from operations	4.64	5.78	4.40	3.16	10.66
Distributions
From net investment income	—	—	(.06)	—	(.08)
From net realized gain	(7.01)	(10.05)	(5.19)	—	—
Total distributions	(7.01)	(10.05)	(5.25)	—	(.08)
Net Asset Value, End of Period	$31.79	$34.16	$38.43	$39.28	$36.12
Total Return (%)	15.98	17.91	11.53	8.72	41.88
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$38,520	$39,987	$34,849	$80,542	$46,901
Ratios to average net assets (%):
Operating expenses, net (b)	1.13	1.11	1.08	1.09	1.12
Operating expenses, gross	1.15	1.14	1.11	1.09	1.12
Net investment income (loss) (b)	.17	.07	(.09)	.09	.04
Portfolio turnover rate (%)	142.82	154.76	156.39	125.94	132.27

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Equity II Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.31	$38.57	$39.39	$36.19	$25.59
Income From Operations
Net investment income (loss) (a)	.12	.09	.04	.10	.06
Net realized and unrealized gain (loss)	4.60	5.79	4.45	3.15	10.66
Total income from operations	4.72	5.88	4.49	3.25	10.72
Distributions
From net investment income	(.04)	(.09)	(.12)	(.05)	(.12)
From net realized gain	(7.01)	(10.05)	(5.19)	—	—
Total distributions	(7.05)	(10.14)	(5.31)	(.05)	(.12)
Net Asset Value, End of Period	$31.98	$34.31	$38.57	$39.39	$36.19
Total Return (%)	16.21	18.17	11.77	8.98	42.08
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$480,645	$471,745	$496,716	$674,280	$606,333
Ratios to average net assets (%):
Operating expenses, net (b)	.93	.91	.87	.90	.94
Operating expenses, gross	.95	.94	.91	.90	.94
Net investment income (loss) (b)	.38	.27	.12	.27	.22
Portfolio turnover rate (%)	142.82	154.76	156.39	125.94	132.27

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Select Growth Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.25	$7.76	$7.08	$7.03	$5.31
Income From Operations
Net investment income (loss) (a)	(.02)	(.03)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.49	.52	.69	.10	1.76
Total income from operations	1.47	.49	.68	.05	1.72
Net Asset Value, End of Period	$9.72	$8.25	$7.76	$7.08	$7.03
Total Return (%)	17.82	6.31	9.60	.71	32.39
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,104	$6,590	$4,255	$5,749	$4,865
Ratios to average net assets (%):
Operating expenses, net (b)	1.37	1.36	1.28	1.36	1.26
Operating expenses, gross	1.41	1.42	1.40	1.54	1.79
Net investment income (loss) (b)	(.28)	(.34)	(.15)	(.65)	(.62)
Portfolio turnover rate (%)	138.41	148.35	127.68	134.00	149.76

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

77

Select Growth Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$8.44	$7.91		$7.19	$7.10	$5.35
Income From Operations
Net investment income (loss) (a)	.01	.01		.01	(.02)	(.02)
Net realized and unrealized gain (loss)	1.53	.52		.71	.11	1.77
Total income from operations	1.54	.53		.72	.09	1.75
Distributions
From net investment income	—	—	(b)	—	—	—
Total distributions	—	—		—	—	—
Net Asset Value, End of Period	$9.98	$8.44		$7.91	$7.19	$7.10
Total Return (%)	18.25	6.75		10.17	1.13	32.71
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$113,989	$90,953		$112,112	$60,006	$32,003
Ratios to average net assets (%):
Operating expenses, net (c)	1.00	.95		.92	.95	.93
Operating expenses, gross	1.06	1.13		1.08	1.20	1.58
Net investment income (loss) (c)	.09	.07		.12	(.23)	(.31)
Portfolio turnover rate (%)	138.41	148.35		127.68	134.00	149.76

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Less than $.01 per share.

(c)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

78

Select Value Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.66	$11.43	$10.28	$9.05	$7.46
Income From Operations
Net investment income (loss) (a)	.11	.11	.09	.05	.06
Net realized and unrealized gain (loss)	1.19	1.87	1.16	1.23	1.58
Total income from operations	1.30	1.98	1.25	1.28	1.64
Distributions
From net investment income	(.11)	(.11)	(.09)	(.05)	(.05)
From net realized gain	(.75)	(.64)	(.01)	—	—
Total distributions	(.86)	(.75)	(.10)	(.05)	(.05)
Net Asset Value, End of Period	$13.10	$12.66	$11.43	$10.28	$9.05
Total Return (%)	10.64	18.15	12.14	14.31	22.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,774	$10,871	$8,770	$9,167	$7,778
Ratios to average net assets (%):
Operating expenses, net (b)	1.27	1.27	1.25	1.39	1.21
Operating expenses, gross	1.27	1.27	1.30	1.39	1.48
Net investment income (loss) (b)	.88	.91	.78	.55	.77
Portfolio turnover rate (%)	128.36	86.60	84.74	96.07	105.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Select Value Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.69	$11.46	$10.30	$9.07	$7.46
Income From Operations
Net investment income (loss) (a)	.16	.15	.13	.10	.08
Net realized and unrealized gain (loss)	1.18	1.87	1.17	1.22	1.61
Total income from operations	1.34	2.02	1.30	1.32	1.69
Distributions
From net investment income	(.15)	(.15)	(.13)	(.09)	(.08)
From net realized gain	(.75)	(.64)	(.01)	—	—
Total distributions	(.90)	(.79)	(.14)	(.09)	(.08)
Net Asset Value, End of Period	$13.13	$12.69	$11.46	$10.30	$9.07
Total Return (%)	10.97	18.47	12.63	14.77	22.60
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$139,538	$131,494	$135,759	$102,397	$74,600
Ratios to average net assets (%):
Operating expenses, net (b)	.94	.94	.86	.95	.90
Operating expenses, gross	.94	.94	.91	.95	1.23
Net investment income (loss) (b)	1.21	1.26	1.14	1.00	1.12
Portfolio turnover rate (%)	128.36	86.60	84.74	96.07	105.71

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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International Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$50.51	$40.45	$35.15	$31.22	$24.71
Income From Operations
Net investment income (loss) (a)	.83	.87	.57	.38	.30
Net realized and unrealized gain (loss)	12.10	9.87	5.41	4.29	6.59
Total income from operations	12.93	10.74	5.98	4.67	6.89
Distributions
From net investment income	(1.41)	(.68)	(.68)	(.74)	(.38)
From net realized gain	(5.06)	—	—	—	—
Total distributions	(6.47)	(.68)	(.68)	(.74)	(.38)
Net Asset Value, End of Period	$56.97	$50.51	$40.45	$35.15	$31.22
Total Return (%)	28.47	26.84	17.19	15.20	28.33
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$61,533	$51,470	$41,415	$35,442	$24,163
Ratios to average net assets (%):
Operating expenses, net (b)	1.16	1.17	1.15	1.19	1.26
Operating expenses, gross	1.18	1.19	1.18	1.20	1.26
Net investment income (loss) (b)	1.64	1.88	1.49	1.13	1.14
Portfolio turnover rate (%)	108.46	83.09	80.36	81.19	79.40

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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International Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$50.55	$40.47	$35.16	$31.20	$24.74
Income From Operations
Net investment income (loss) (a)	.95	1.00	.68	.46	.36
Net realized and unrealized gain (loss)	12.10	9.86	5.39	4.29	6.53
Total income from operations	13.05	10.86	6.07	4.75	6.89
Distributions
From net investment income	(1.53)	(.78)	(.76)	(.79)	(.43)
From net realized gain	(5.06)	—	—	—	—
Total distributions	(6.59)	(.78)	(.76)	(.79)	(.43)
Net Asset Value, End of Period	$57.01	$50.55	$40.47	$35.16	$31.20
Total Return (%)	28.75	27.17	17.48	15.47	28.37
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,792,063	$1,420,218	$1,127,303	$915,469	$597,650
Ratios to average net assets (%):
Operating expenses, net (b)	.91	.91	.90	.95	1.06
Operating expenses, gross	.93	.93	.93	.96	1.06
Net investment income (loss) (b)	1.87	2.15	1.76	1.36	1.38
Portfolio turnover rate (%)	108.46	83.09	80.36	81.19	79.40

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Fixed Income I Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.82	$20.75	$21.88	$22.12	$22.15
Income From Operations
Net investment income (loss) (a)	.96	.92	.74	.63	.72
Net realized and unrealized gain (loss)	(.02)	.04	(.61)	.48	.36
Total income from operations	.94	.96	.13	1.11	1.08
Distributions
From net investment income	(.99)	(.89)	(.73)	(.69)	(.67)
From net realized gain	—	—	(.53)	(.66)	(.44)
Total distributions	(.99)	(.89)	(1.26)	(1.35)	(1.11)
Net Asset Value, End of Period	$20.77	$20.82	$20.75	$21.88	$22.12
Total Return (%)	4.64	4.79	.60	5.22	5.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$53,663	$31,504	$29,632	$27,515	$27,009
Ratios to average net assets (%):
Operating expenses, net (b)	.65	.64	.65	.65	.67
Operating expenses, gross	.67	.67	.68	.66	.67
Net investment income (loss) (b)	4.76	4.45	3.49	2.88	3.25
Portfolio turnover rate (%)	198.79	125.38	201.90	153.79	184.29

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Fixed Income I Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.82	$20.75	$21.87	$22.11	$22.15
Income From Operations
Net investment income (loss) (a)	1.04	.97	.80	.68	.78
Net realized and unrealized gain (loss)	(.06)	.05	(.61)	.49	.35
Total income from operations	.98	1.02	.19	1.17	1.13
Distributions
From net investment income	(1.04)	(.95)	(.78)	(.75)	(.73)
From net realized gain	—	—	(.53)	(.66)	(.44)
Total distributions	(1.04)	(.95)	(1.31)	(1.41)	(1.17)
Net Asset Value, End of Period	$20.76	$20.82	$20.75	$21.87	$22.11
Total Return (%)	4.85	5.06	.88	5.52	5.26
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$689,651	$829,914	$788,808	$752,229	$639,846
Ratios to average net assets (%):
Operating expenses, net (b)	.40	.40	.38	.39	.41
Operating expenses, gross	.42	.42	.40	.40	.41
Net investment income (loss) (b)	4.99	4.70	3.76	3.15	3.50
Portfolio turnover rate (%)	198.79	125.38	201.90	153.79	184.29

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

84

Fixed Income III Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.48	$10.44	$10.70	$10.67	$10.11
Income From Operations
Net investment income (loss) (a)	.50	.45	.35	.28	.38
Net realized and unrealized gain (loss)	.01	.04	(.21)	.31	.52
Total income from operations	.51	.49	.14	.59	.90
Distributions
From net investment income	(.46)	(.42)	(.32)	(.38)	(.34)
From net realized gain	—	(.03)	(.08)	(.18)	—
Total distributions	(.46)	(.45)	(.40)	(.56)	(.34)
Net Asset Value, End of Period	$10.53	$10.48	$10.44	$10.70	$10.67
Total Return (%)	4.99	4.81	1.37	5.65	9.05
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$18,101	$15,119	$9,268	$7,489	$6,481
Ratios to average net assets (%):
Operating expenses, net (b)	.93	.92	.93	.96	1.00
Operating expenses, gross	.96	.96	.95	.96	1.00
Net investment income (loss) (b)	4.69	4.27	3.32	2.64	3.61
Portfolio turnover rate (%)	697.71	270.24	197.66	195.68	266.11

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

85

Fixed Income III Fund—Class I Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.46	$10.43	$10.69	$10.65	$10.09
Income From Operations
Net investment income (loss) (a)	.52	.47	.38	.30	.40
Net realized and unrealized gain (loss)	.02	.03	(.22)	.32	.52
Total income from operations	.54	.50	.16	.62	.92
Distributions
From net investment income	(.49)	(.44)	(.34)	(.40)	(.36)
From net realized gain	—	(.03)	(.08)	(.18)	—
Total distributions	(.49)	(.47)	(.42)	(.58)	(.36)
Net Asset Value, End of Period	$10.51	$10.46	$10.43	$10.69	$10.65
Total Return (%)	5.27	4.95	1.65	5.99	9.27
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,415,575	$744,559	$560,896	$461,966	$297,726
Ratios to average net assets (%):
Operating expenses, net (b)	.67	.70	.69	.72	.78
Operating expenses, gross	.70	.73	.71	.72	.78
Net investment income (loss) (b)	4.97	4.51	3.55	2.85	3.83
Portfolio turnover rate (%)	697.71	270.24	197.66	195.68	266.11

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Equity I Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Equity Q Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Equity II Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

87

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

Select Growth Fund

Cornerstone Capital Management, Inc., 7101 West 78th Street, Suite 201, Bloomington, MN 55439.

Delaware Management Company, a series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, PA 19103-3682.

Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 300, San Mateo, CA 94402.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Sustainable Growth Advisers, LP, 301 Tresser Blvd, Suite 1310, Stamford, CT 06901

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Select Value Fund

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

JS Asset Management, LLC, One Tower Bridge 100 Front Street, Suite 501, West Conshohocken, PA 19428.

Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666.

International Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Fixed Income I Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

88

Lehman Brothers Asset Management LLC, 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited, 10 Exchange Square Primrose Street, London, EC2A 2EN England.

Fixed Income III Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

89

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments .

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

90

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc. Russell Investment Company’s SEC File No. 811-03153 36-08-057 (0208)

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PROSPECTUS

LifePoints® Funds

Target Portfolio Series

FEBRUARY 29, 2008

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

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RISK/RETURN SUMMARY

Investment Objective

Each of the following Funds has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

Each of the Funds is a “fund of funds” and invests only in the shares of other Russell Investment Company (“RIC”) funds.

Conservative Strategy Fund	seeks to provide high current income and low long term capital appreciation.

Moderate Strategy Fund	seeks to provide high current income and moderate long term capital appreciation.

Balanced Strategy Fund	seeks to provide above average capital appreciation and a moderate level of current income.

Growth Strategy Fund	seeks to provide high long term capital appreciation with low current income.

Equity Growth Strategy Fund	seeks to provide high long term capital appreciation.

The following table illustrates the different levels of current income and capital appreciation sought for each Fund:

Fund	Current Income	Capital Appreciation
Conservative Strategy Fund	High	Low, Long Term

Moderate Strategy Fund	High	Moderate, Long Term

Balanced Strategy Fund	Moderate	Above Average

Growth Strategy Fund	Low	High, Long Term

Equity Growth Strategy Fund	N/A	High, Long Term

Principal Investment Strategies

Each of the RIC LifePoints Funds is a “fund of funds,” and diversifies its assets by investing, at present, in the Class S Shares of several other RIC funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The following table shows the Underlying Funds in which each Fund invests and the target allocation effective February 29, 2008 to each Underlying Fund. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

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Target Asset Allocation of the Funds to the Underlying Funds

as of February 29, 2008

Underlying Fund	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Diversified Equity Fund	6%	10%	15%	21%	26%
Quantitative Equity Fund	5%	10%	15%	20%	25%
Special Growth Fund	—	3%	4%	6%	7%
Real Estate Securities Fund	3%	3%	5%	6%	7%
Global Equity Fund	2%	3%	4%	6%	7%
International Securities Fund	4%	9%	14%	17%	23%
Emerging Markets Fund	—	2%	3%	4%	5%
Multistrategy Bond Fund	60%	60%	40%	20%	—
Short Duration Bond Fund	20%	—	—	—	—

Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

The Equity Growth Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Equity Growth Strategy Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Growth Strategy Fund invests its assets.

Diversification

Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds) and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds, except the Real Estate Securities Fund, in which the Funds invest is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

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Principal Risks

You should consider the following factors before investing in a Fund:

•	An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

•	Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

•

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

•

The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

•

A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized, please refer to the section “Risks.”

•

The Funds are exposed, through the Underlying Funds, to the risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The Funds’ exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed income securities. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities, including mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Funds are primarily exposed, through the Underlying Funds, to debt securities that are rated investment grade as determined by one or more nationally recognized securities rating organizations. However, the Funds may be exposed, through the Underlying Funds, to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or to unrated securities judged by an Underlying Fund to be of comparable quality. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

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•

The Funds are exposed, through the Underlying Funds, to the risks associated with debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.” and involve higher risks, higher volatility and higher risk of default than investment grade bonds.

•	An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

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Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund’s Class E Shares varies over the life of each Fund. The returns (both before and after tax) for Class A, C, S, R1, R2 and R3 Shares offered by this Prospectus may be lower than the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar charts for the Funds’ Class E Shares are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund’s average annual returns for one year, five years and ten years of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

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Conservative Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class E

Best Quarter: 4.28% (2Q/03)

Worst Quarter: (1.44)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	-0.63%	4.13%	4.55%
Return Before Taxes, Class C**	4.64%	4.58%	4.45%
Return Before Taxes, Class S***	5.63%	5.63%	5.39%
Return Before Taxes, Class R1#	5.73%	5.64%	5.39%
Return Before Taxes, Class R2##	5.41%	5.38%	5.18%
Return Before Taxes, Class R3###	5.10%	5.13%	4.92%
Return Before Taxes, Class E	5.48%	5.39%	5.18%
Return After Taxes on Distributions, Class E	3.71%	4.21%	3.63%

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Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return After Taxes on Distributions and Sale of Fund Shares, Class E	3.77%	4.01%	3.53%
Merrill Lynch 1-2.99 Years Treasury Index	7.32%	3.12%	4.75%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class A Shares on March 3, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on February 11, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to March 23, 1998, and the performance of the Fund’s Class D Shares from March 24, 1998 to February 10, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class S Shares on February 14, 2000. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class R1 Shares on December 29, 2006. The returns shown for Class R1 Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to February 13, 2000, and the performance of the Fund’s Class S Shares from February 14, 2000 to December 28, 2006.

##	The Fund first issued Class R2 Shares on March 29, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

###	The Fund first issued Class D Shares on March 24, 1998. Class D Shares were redesignated Class R3 Shares on March 1, 2006. The returns shown for Class R3 Shares prior to March 24, 1998 are the returns of the Fund’s Class E Shares, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class R3 Shares. Had it done so, the returns shown for that period would have been lower.

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Moderate Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class E

Best Quarter: 7.38% (2Q/03)

Worst Quarter: (5.01)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	0.29%	7.15%	5.44%
Return Before Taxes, Class C**	5.67%	7.61%	5.34%
Return Before Taxes, Class S***	6.68%	8.69%	6.26%
Return Before Taxes, Class R1#	6.67%	8.54%	6.18%
Return Before Taxes, Class R2##	6.47%	8.40%	6.05%
Return Before Taxes, Class R3###	6.15%	8.15%	5.80%
Return Before Taxes, Class E	6.44%	8.42%	6.06%
Return After Taxes on Distributions, Class E	4.44%	7.27%	4.60%

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Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return After Taxes on Distributions and Sale of Fund Shares, Class E	4.69%	6.71%	4.39%
Merrill Lynch 1-2.99 Years Treasury Index	7.32%	3.12%	4.75%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class A Shares on March 5, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on February 11, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to March 23, 1998, and the performance of the Fund’s Class D Shares from March 24, 1998 to February 10, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class S Shares on February 1, 2000. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class R1 Shares on October 3, 2006. The returns shown for Class R1 Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to January 31, 2000, and the performance of the Fund’s Class S Shares from February 1, 2000 to October 2, 2006.

##	The Fund first issued Class R2 Shares on March 29, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

###	The Fund first issued Class D Shares on March 24, 1998. Class D Shares were redesignated Class R3 Shares on March 1, 2006. The returns shown for Class R3 Shares prior to March 24, 1998 are the returns of the Fund’s Class E Shares, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class R3 Shares. Had it done so, the returns shown for that period would have been lower.

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Balanced Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class E

Best Quarter: 10.88% (2Q/03)

Worst Quarter: (8.92)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	0.69%	10.40%	6.20%
Return Before Taxes, Class C**	5.97%	10.88%	6.10%
Return Before Taxes, Class S***	7.01%	12.00%	7.04%
Return Before Taxes, Class R1#	7.01%	12.00%	7.04%
Return Before Taxes, Class R2##	6.72%	11.70%	6.82%
Return Before Taxes, Class R3###	6.42%	11.43%	6.58%

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Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class E	6.78%	11.70%	6.82%
Return After Taxes on Distributions, Class E	4.80%	10.57%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	5.15%	9.68%	5.15%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Russell 1000® Index	5.77%	13.43%	6.20%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%

*	The Fund first issued Class A Shares on March 4, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 29, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to March 23, 1998, and the performance of the Fund’s Class D Shares from March 24, 1998 to January 28, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class S Shares on January 31, 2000. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class R1 Shares on June 6, 2006. The returns shown for Class R1 Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to January 30, 2000, and the performance of the Fund’s Class S Shares from January 31, 2000 to June 5, 2006.

##	The Fund first issued Class R2 Shares on April 3, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

###	The Fund first issued Class D Shares on March 24, 1998. Class D Shares were redesignated Class R3 Shares on March 1, 2006. The returns shown for Class R3 Shares prior to March 24, 1998 are the returns of the Fund’s Class E Shares, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class R3 Shares. Had it done so, the returns shown for that period would have been lower.

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Growth Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class E

Best Quarter: 14.84% (2Q/03)

Worst Quarter: (14.02)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	0.93%	12.92%	6.26%
Return Before Taxes, Class C**	6.24%	13.39%	6.15%
Return Before Taxes, Class S***	7.27%	14.51%	7.10%
Return Before Taxes, Class R1#	7.27%	14.51%	7.10%
Return Before Taxes, Class R2##	6.98%	14.25%	6.89%
Return Before Taxes, Class R3###	6.76%	13.94%	6.64%
Return Before Taxes, Class E	7.04%	14.25%	6.89%
Return After Taxes on Distributions, Class E	5.13%	13.29%	5.80%

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Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return After Taxes on Distributions and Sale of Fund Shares, Class E	5.48%	12.11%	5.44%
Russell 1000® Index	5.77%	13.43%	6.20%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class A Shares on March 10, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on January 29, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to March 23, 1998, and the performance of the Fund’s Class D Shares from March 24, 1998 to January 28, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class S Shares on February 1, 2000. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class R1 Shares on May 19, 2006. The returns shown for Class R1 Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to January 31, 2000, and the performance of the Fund’s Class S Shares from February 1, 2000 to May 18, 2006.

##	The Fund first issued Class R2 Shares on March 29, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

###	The Fund first issued Class D Shares on March 24, 1998. Class D Shares were redesignated Class R3 Shares on March 1, 2006. The returns shown for Class R3 Shares prior to March 24, 1998 are the returns of the Fund’s Class E Shares, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class R3 Shares. Had it done so, the returns shown for that period would have been lower.

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Equity Growth Strategy Fund

Annual Total Returns

(for the years ended December 31)

Class E

Best Quarter: 17.69% (4Q/98)

Worst Quarter: (17.49)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class A*	1.26%	15.64%	6.63%
Return Before Taxes, Class C**	6.55%	15.75%	6.36%
Return Before Taxes, Class S***	7.73%	16.94%	7.33%
Return Before Taxes, Class R1#	7.64%	16.92%	7.32%
Return Before Taxes, Class R2##	7.39%	16.62%	7.08%
Return Before Taxes, Class R3###	7.11%	16.35%	6.83%
Return Before Taxes, Class E	7.38%	16.61%	7.08%

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Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return After Taxes on Distributions, Class E	5.53%	15.79%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	5.86%	14.37%	5.71%
Russell 1000® Index	5.77%	13.43%	6.20%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%

*	The Fund first issued Class A Shares on March 4, 2003. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

**	The Fund first issued Class C Shares on February 11, 1999. The returns shown for Class C Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to March 23, 1998, and the performance of the Fund’s Class D Shares from March 24, 1998 to February 10, 1999, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown for those periods would have been lower.

***	The Fund first issued Class S Shares on January 31, 2000. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class E Shares.

#	The Fund first issued Class R1 Shares on May 19, 2006. The returns shown for Class R1 Shares are the returns of the Fund’s Class E Shares from January 1, 1998 to January 30, 2000, and the performance of the Fund’s Class S Shares from January 31, 2000 to May 18, 2006.

##	The Fund first issued Class R2 Shares on March 29, 2006. The returns shown for Class R2 Shares prior to that date are the returns of the Fund’s Class E Shares.

###	The Fund first issued Class D Shares on March 24, 1998. Class D Shares were redesignated Class R3 Shares on March 1, 2006. The returns shown for Class R3 Shares prior to March 24, 1998 are the returns of the Fund’s Class E Shares, and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class R3 Shares. Had it done so, the returns shown for that period would have been lower.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)		Redemption Fees**	Exchange Fees
All Funds, Class A	5.75%	None	1.00	%*	None	None
All Funds, Class C, E, S, R1, R2, R3	None	None	None		None	None

*	There is a 1.00% deferred sales charge on redemptions of Class A Shares made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor.

**	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses #

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expenses ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expenses ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class A Shares
Conservative Strategy Fund	0.20%	0.25%	0.20%	0.84%	1.49%	(0.40)%	1.09%
Moderate Strategy Fund	0.20%	0.25%	0.18%	0.95%	1.58%	(0.38)%	1.20%
Balanced Strategy Fund	0.20%	0.25%	0.22%	1.02%	1.69%	(0.42)%	1.27%
Growth Strategy Fund	0.20%	0.25%	0.22%	1.09%	1.76%	(0.42)%	1.34%

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	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Equity Growth Strategy Fund	0.20%	0.25%	0.23%	1.16%	1.84%	(0.43)%	1.41%
Class C Shares
Conservative Strategy Fund	0.20%	0.75%	0.45%	0.84%	2.24%	(0.40)%	1.84%
Moderate Strategy Fund	0.20%	0.75%	0.43%	0.95%	2.33%	(0.38)%	1.95%
Balanced Strategy Fund	0.20%	0.75%	0.47%	1.02%	2.44%	(0.42)%	2.02%
Growth Strategy Fund	0.20%	0.75%	0.47%	1.09%	2.51%	(0.42)%	2.09%
Equity Growth Strategy Fund	0.20%	0.75%	0.48%	1.16%	2.59%	(0.43)%	2.16%
Class E Shares
Conservative Strategy Fund	0.20%	0.00%	0.45%	0.84%	1.49%	(0.40)%	1.09%
Moderate Strategy Fund	0.20%	0.00%	0.43%	0.95%	1.58%	(0.38)%	1.20%
Balanced Strategy Fund	0.20%	0.00%	0.47%	1.02%	1.69%	(0.42)%	1.27%
Growth Strategy Fund	0.20%	0.00%	0.47%	1.09%	1.76%	(0.42)%	1.34%
Equity Growth Strategy Fund	0.20%	0.00%	0.48%	1.16%	1.84%	(0.43)%	1.41%

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	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class S Shares
Conservative Strategy Fund	0.20%	0.00%	0.20%	0.84%	1.24%	(0.40)%	0.84%
Moderate Strategy Fund	0.20%	0.00%	0.18%	0.95%	1.33%	(0.38)%	0.95%
Balanced Strategy Fund	0.20%	0.00%	0.22%	1.02%	1.44%	(0.42)%	1.02%
Growth Strategy Fund	0.20%	0.00%	0.22%	1.09%	1.51%	(0.42)%	1.09%
Equity Growth Strategy Fund	0.20%	0.00%	0.23%	1.16%	1.59%	(0.43)%	1.16%
Class R1 Shares
Conservative Strategy Fund	0.20%	0.00%	0.20%	0.84%	1.24%	(0.40)%	0.84%
Moderate Strategy Fund	0.20%	0.00%	0.18%	0.95%	1.33%	(0.38)%	0.95%
Balanced Strategy Fund	0.20%	0.00%	0.22%	1.02%	1.44%	(0.42)%	1.02%
Growth Strategy Fund	0.20%	0.00%	0.22%	1.09%	1.51%	(0.42)%	1.09%
Equity Growth Strategy Fund	0.20%	0.00%	0.23%	1.16%	1.59%	(0.43)%	1.16%
Class R2 Shares
Conservative Strategy Fund	0.20%	0.00%	0.45%	0.84%	1.49%	(0.40)%	1.09%

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	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Moderate Strategy Fund	0.20%	0.00%	0.43%	0.95%	1.58%	(0.38)%	1.20%
Balanced Strategy Fund	0.20%	0.00%	0.47%	1.02%	1.69%	(0.42)%	1.27%
Growth Strategy Fund	0.20%	0.00%	0.47%	1.09%	1.76%	(0.42)%	1.34%
Equity Growth Strategy Fund	0.20%	0.00%	0.48%	1.16%	1.84%	(0.43)%	1.41%
Class R3 Shares
Conservative Strategy Fund	0.20%	0.25%	0.45%	0.84%	1.74%	(0.40)%	1.34%
Moderate Strategy Fund	0.20%	0.25%	0.43%	0.95%	1.83%	(0.38)%	1.45%
Balanced Strategy Fund	0.20%	0.25%	0.47%	1.02%	1.94%	(0.42)%	1.52%
Growth Strategy Fund	0.20%	0.25%	0.47%	1.09%	2.01%	(0.42)%	1.59%
Equity Growth Strategy Fund	0.20%	0.25%	0.48%	1.16%	2.09%	(0.43)%	1.66%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C, E, R2 and R3 Shares and an administrative fee of 0.05% of average daily net assets for all Classes of Shares.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C, Class E, Class R2, Class R3 and Class A Shares of the Funds may not exceed 6.25%, 6.25% 6.25%, 6.25% and 7.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C, Class E, Class R2, Class R3 and Class A Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Amounts have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest.

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###	At least until February 28, 2009, the Conservative Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.84% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Moderate Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.95% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Balanced Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.02% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Growth Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.09% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Equity Growth Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.16% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

Direct and indirect fund-level operating expenses do not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers and/or reimbursements contractually agreed to through February 28, 2009. The calculation of costs for the three, five and ten year periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Conservative Strategy Fund	$680	$982	$1,306	$2,220
Moderate Strategy Fund	690	1,010	1,352	2,315
Balanced Strategy Fund	697	1,039	1,403	2,425
Growth Strategy Fund	704	1,059	1,437	2,497
Equity Growth Strategy Fund	710	1,080	1,474	2,575

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	1 Year	3 Years	5 Years	10 Years
Class C Shares:
Conservative Strategy Fund	$187	$662	$1,163	$2,542
Moderate Strategy Fund	198	691	1,210	2,636
Balanced Strategy Fund	205	720	1,263	2,746
Growth Strategy Fund	212	742	1,299	2,816
Equity Growth Strategy Fund	219	765	1,338	2,894
Class E Shares:
Conservative Strategy Fund	$111	$432	$776	$1,747
Moderate Strategy Fund	122	462	825	1,846
Balanced Strategy Fund	129	491	877	1,962
Growth Strategy Fund	136	512	914	2,038
Equity Growth Strategy Fund	144	538	957	2,124
Class S Shares:
Conservative Strategy Fund	$86	$355	$644	$1,466
Moderate Strategy Fund	97	384	692	1,568
Balanced Strategy Fund	104	414	746	1,688
Growth Strategy Fund	111	436	784	1,766
Equity Growth Strategy Fund	118	460	826	1,854

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	1 Year	3 Years	5 Years	10 Years
Class R1 Shares:
Conservative Strategy Fund	$86	$355	$644	$1,466
Moderate Strategy Fund	97	384	692	1,568
Balanced Strategy Fund	104	414	746	1,688
Growth Strategy Fund	111	436	784	1,766
Equity Growth Strategy Fund	118	460	826	1,854
Class R2 Shares:
Conservative Strategy Fund	$111	$432	$776	$1,747
Moderate Strategy Fund	122	462	825	1,846
Balanced Strategy Fund	129	491	877	1,962
Growth Strategy Fund	136	512	914	2,038
Equity Growth Strategy Fund	144	538	957	2,124
Class R3 Shares:
Conservative Strategy Fund	$136	$508	$905	$2,016
Moderate Strategy Fund	148	539	955	2,116
Balanced Strategy Fund	155	569	1,008	2,230
Growth Strategy Fund	162	590	1,044	2,303
Equity Growth Strategy Fund	169	614	1,085	2,388

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MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. All assets of the Funds are allocated to Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the

Underlying Funds assigned to them. Except for money market funds, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain

25

Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund– A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Underlying Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

26

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

For four of the Underlying Funds, the Diversified Equity Fund, the Quantitative Equity Fund, the International Securities Fund and the Multistrategy Bond Fund, the advisory fee is based on the asset level of the Underlying Funds. The advisory fee rates for these Underlying Funds are as follows:

Diversified Equity Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.73%
Next $3 billion	0.72%
Over $5 billion	0.70%

Quantitative Equity Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.73%
Next $3 billion	0.72%
Over $5 billion	0.70%

International Securities Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.90%
Next $3 billion	0.89%
Over $5 billion	0.87%

27

Multistrategy Bond Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.60%
Next $3 billion	0.59%
Over $5 billion	0.57%

In the last fiscal year, the aggregate annual rate of the advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund, 0.73%, Special Growth Fund, 0.90%, Quantitative Equity Fund, 0.73%, International Securities Fund, 0.90%, Short Duration Bond Fund, 0.45%, Multistrategy Bond Fund, 0.59%, Real Estate Securities Fund, 0.80%, Global Equity Fund, 0.95%, and Emerging Markets Fund, 1.15%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Underlying Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended October 31, 2007.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

28

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund’s investment objective may be changed by the Board of Trustees of that Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.

DIVERSIFIED EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

29

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

30

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

QUANTITATIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those

31

models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

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Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

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Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SPECIAL GROWTH FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

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A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

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The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $520 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a

39

substitute for holding securities directly or to facilitate the implementation of its investment strategy. Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

INTERNATIONAL SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Securities Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries“ include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

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The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

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RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

MULTISTRATEGY BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Multistrategy Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

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The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

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The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

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The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the

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RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and identifies the Funds and Underlying Funds most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

	FUNDS					UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	Conservative Strategy	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth Strategy	Diversified Equity	Quantitative Equity	Special Growth	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Multistrategy Bond	Short Duration Bond
RISKS
Investing in Underlying Funds	•	•	•	•	•
Asset Allocation	•	•	•	•	•
Multi-Manager Approach	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Equity Securities
Common Stocks	•	•	•	•	•	•	•	•	•	•	•	•
Value Stocks	•	•	•	•	•	•		•		•	•	•
Growth Stocks	•	•	•	•	•	•		•		•	•	•
Market-Oriented Investments	•	•	•	•	•	•	•	•		•	•	•
Quantitative Investing	•	•	•	•	•	•	•	•		•	•	•
Securities of Small Capitalization Companies	•	•	•	•	•			•		•	•	•
Preferred Stocks	•	•	•	•	•					•	•	•
Fixed-Income Securities	•	•	•	•									•	•
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)	•	•	•	•									•	•
Government Issued or Guaranteed Securities, U.S. Government Securities	•	•	•	•									•	•

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	FUNDS					UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	Conservative Strategy	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth Strategy	Diversified Equity	Quantitative Equity	Special Growth	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Multistrategy Bond	Short Duration Bond
Municipal Obligations	¡	¡	¡	¡									¡	¡
Mortgage or Asset Backed Securities	•	•	•	•									•	•
Credit and Liquidity Enhancements	•	•	•	•									•	•
Repurchase Agreements	¡	¡	¡	¡									¡	¡
International Securities	•	•	•	•	•				•	•	•	•	•	•
Non-U.S. Equity Securities	•	•	•	•	•				•	•	•	•
Non-U.S. Debt Securities	•	•	•	•									•	•
Emerging Markets Debt	¡	¡	¡	¡									•	•
Emerging Market Countries	•	•	•	•	•					•	•	•
Instruments of U.S. and Foreign Banks and Foreign Corporations	•	•	•	•									•	•
Currency Risk	•	•	•	•	•				•	•	•	•	•	•
Synthetic Foreign Equity Securities	¡	•	•	•	•					¡	¡	•
Equity Linked Notes	¡	•	•	•	•					¡	¡	•
Derivatives (Futures Contracts, Options, Forwards and Swaps)	•	•	•	•	¡	¡	¡	¡		¡	¡	•	•	•
Forward Currency Contracts	•	•	•	•	•					•	•		•	•
Leveraging Risk	•	•	•	•	•		•						•	•
Short Sales	•	•	•	•	•		•
Real Estate Securities	¡	•	•	•	•			•	•	¡	¡	¡
REITs	¡	•	•	•	•			•	•	¡	¡	¡
Depositary Receipts	•	•	•	•	•	•	•	•	¡	•	•	•
Illiquid Securities	•	•	•	•	•			¡	¡	¡	¡	¡	•	•

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	FUNDS					UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	Conservative Strategy	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth Strategy	Diversified Equity	Quantitative Equity	Special Growth	Real Estate Securities	Global Equity	International Securities	Emerging Markets	Multistrategy Bond	Short Duration Bond
Non-Diversification Risk	¡	¡	¡	¡	¡				•
Industry Concentration Risk	¡	¡	¡	¡	¡				•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	¡	¡	¡	¡	¡	•	•	•	•	•	•	•	•	•

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Investing in Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

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•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

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•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

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•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

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•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

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•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include of letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities.

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Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

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•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

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Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

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Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

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Non-Diversification Risk

As a non-diversified fund, the Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

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PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

TAXES

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

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When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of

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short-term debt obligations. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CHOOSING A CLASS OF SHARES TO BUY

You can choose between seven classes of Shares. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment.

Comparing the Funds’ Classes

Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

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Class A Shares

Initial sales charge	Up to 5.75%; reduced, waived or deferred for large purchases and certain investors.

Deferred Sales Charge	1.00% on redemptions of class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class C Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 1.00% of average daily assets

Class E and Class R2 Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 0.25% of average daily assets

Class R3 Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	Up to 0.50% of average daily assets

Class R1 and Class S Shares

Initial sales charge	None

Deferred Sales Charge	None

Annual 12b-1 fees and Service Fees	None

FRONT-END SALES CHARGES

Class C, E, R1, R2, R3 and S Shares

Class C, E, R1, R2, R3 and S Shares of all Funds offered in this Prospectus are sold without an initial sales charge.

Class A Shares

Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds’ distributions of dividends or capital gains you reinvest in additional Class A Shares.

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The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.

	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Purchase	Offering Price	Net amount Invested
Less than $50,000	5.75	6.10	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.60
$1,000,000 or more	-0-	-0-	up to 1.00

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds’ SAI.

Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

1.	Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons

2.	Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

3.	Sales to employer sponsored Defined Contribution plans , excluding SEPs, SIMPLE-IRA and individual 403(b) Plans

4.	Sales to endowments or foundations with $50 million or more in assets

5.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative

6.	Accounts managed by a member of Russell Investments

7.	Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

8.	Shares purchased through accounts that are part of certain qualified fee-based programs.

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Moving Between Accounts. Under certain circumstances, you may transfer Class A shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front end sales charge. For example, you may transfer shares without paying a front end sales load in the following cases:

•	From a non-retirement account to an IRA or other individual retirement account

•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account

In some cases, due to operational limitations or reporting requirements, you must redeem shares from one account and purchase shares in another account to achieve this type of transfer.

If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

The following accounts owned by you and/or a member of your immediately family (as defined below):

a.	Accounts held individually or jointly

b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

c.	IRA accounts and certain single participant retirement plan accounts

d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family

For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Rights of Accumulation (“ROA”). You may combine current purchases of any RIC Fund (other than money market funds) with the value of your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.

Letter of intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested or the account is transferred to another Financial Intermediary during the LOI period, shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Fund shares held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.

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Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Class A Shares of the Money Market Fund initially purchased without payment of a front-end sales charge will be subject to the applicable front-end sales charge when exchanged into Class A Shares of another RIC Fund. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Reinstatement Privilege. You may reinvest proceeds from a redemption or distribution of Class A Shares (except Money Market Fund) into any Class A Shares of a RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section titled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.

The Funds make available free of charge, on the Funds’ website at www.russell.com, information about sales charges and sales charge waivers. The Funds’ website includes hyperlinks that facilitate access to this information.

MORE ABOUT DEFERRED SALES CHARGES

You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges between Class A Shares of the RIC Funds are not subject to a deferred sales charge.

The deferred sales charge may be waived on:

•	shares sold within 12 months following the death or disability of a shareholder

•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2

•	as part of a systematic withdrawal plan equaling no more than 1% of the account value per any monthly redemption

•	involuntary redemptions

•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

If you want to learn more about deferred sales charges, contact your Financial Intermediary.

DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class C, Class E , Class S, Class R1, Class R2 and Class R3 Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy”, “Front-End Sales Charges”, and “More About Deferred Sales Charges”.

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Class A Shares participate in the Funds’ Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class C Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class E and Class R2 Shares participate in the Funds’ shareholder services plan. Under the shareholder services plan, the Class E and Class R2 Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E and Class R2 shareholders. The shareholder services fees are paid out of the Class E and Class R2 Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

Class R3 Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Class R3 Shares pay distribution fees of 0.25% annually for the sale and distribution of Class R3 Shares. Under the shareholder services plan, the Class R3 Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class R3 shareholders. Because both of these fees are paid out of the Class R3 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R3 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Class S and Class R1 Shares do not participate in either the Funds’ distribution plan or the Funds’ shareholder services plan.

Financial Intermediaries may receive distribution compensation from the Funds’ Distributor with respect to Class A Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan. Financial Intermediaries may receive shareholder services compensation from the Funds’ Distributor with respect to Class E and Class R2 Shares of the Funds pursuant to the Funds’ shareholder services plan. Financial Intermediaries may receive distribution compensation and shareholder services compensation from the Funds’ Distributor with respect to Class C and Class R3 Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan and the Funds’ shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC, or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

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Class E and S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E or S Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares.

The Funds generally do not have the ability to enforce these limitations on access to Class E and S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and S Shares available to those categories of investors listed above that qualify for access to Class E and S Shares. However, the Funds will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.

Class R1, R2 and R3 Shares are available only to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from registration under the Securities Act of 1933. Class R1, R2 and R3 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the

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Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

For Class A Shares: Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. Contact your Financial Intermediary for further information.

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

For Class A Shares, exchanges must be made through your Financial Intermediary.

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An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program please contact your Financial Intermediary.

If you invest in the other Classes of Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds intend to apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for “substantive” trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

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Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than underlying funds which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

75

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

76

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

For Class A Shares: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary.

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

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OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

For Class C, Class E, Class S, Class R1, Class R2 and Class R3 Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

78

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Funds’ Class A, C, E, S, R1, R2 and R3 Shares, respectively, for the periods shown.

Conservative Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$10.98	$10.66	$10.65	$10.42	$9.94
Income From Operations
Net investment income (loss) (a) (b)	.42	.34	.24	.20	.09
Net realized and unrealized gain (loss)	.29	.40	.05	.28	.50
Total income from operations	.71	.74	.29	.48	.59
Distributions
From net investment income	(.42)	(.35)	(.24)	(.21)	(.11)
From net realized gain	(.24)	(.07)	(.04)	(.04)	—
Total distributions	(.66)	(.42)	(.28)	(.25)	(.11)
Net Asset Value, End of Period	$11.03	$10.98	$10.66	$10.65	$10.42
Total Return (%) (c) (e)	6.76	7.04	2.74	4.62	6.01
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$52,516	$46,364	$40,225	$20,709	$5,526
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25	.25	.25
Operating expenses, gross (d) (f)	.65	.65	.62	.66	.97
Net investment income (loss) (c) (g)	3.87	3.14	2.26	1.89	.97
Portfolio turnover rate (%) (c)	79.31	16.00	9.45	6.18	30.98

(1)	For the period March 3, 2003 (commencement of operations) to October 31, 2003.

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(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.93	$10.62	$10.61	$10.38	$9.90
Income From Operations
Net investment income (loss) (a) (b)	.34	.25	.16	.12	.12
Net realized and unrealized gain (loss)	.30	.39	.05	.28	.52
Total income from operations	.64	.64	.21	.40	.64
Distributions
From net investment income	(.34)	(.26)	(.16)	(.13)	(.16)
From net realized gain	(.24)	(.07)	(.04)	(.04)	—
Total distributions	(.58)	(.33)	(.20)	(.17)	(.16)
Net Asset Value, End of Period	$10.99	$10.93	$10.62	$10.61	$10.38
Total Return (%)	6.04	6.16	1.99	3.87	6.51
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$84,747	$80,692	$88,226	$75,976	$54,674
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00	1.00	1.00
Operating expenses, gross (c)	1.40	1.40	1.37	1.38	1.43
Net investment income (loss) (d)	3.10	2.34	1.47	1.15	1.21
Portfolio turnover rate (%)	79.31	16.00	9.45	6.18	30.98

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.00	$10.68	$10.66	$10.43	$9.94
Income From Operations
Net investment income (loss) (a) (b)	.42	.30	.24	.20	.20
Net realized and unrealized gain (loss)	.30	.43	.06	.27	.52
Total income from operations	.72	.73	.30	.47	.72
Distributions
From net investment income	(.42)	(.34)	(.24)	(.20)	(.23)
From net realized gain	(.24)	(.07)	(.04)	(.04)	—
Total distributions	(.66)	(.41)	(.28)	(.24)	(.23)
Net Asset Value, End of Period	$11.06	$11.00	$10.68	$10.66	$10.43
Total Return (%)	6.84	6.96	2.81	4.57	7.33
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$83,894	$80,224	$183,219	$187,993	$199,230
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.25
Operating expenses, gross (c)	.65	.65	.62	.63	.68
Net investment income (loss) (d)	3.84	2.90	2.20	1.95	1.86
Portfolio turnover rate (%)	79.31	16.00	9.45	6.18	30.98

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.03	$10.72	$10.70	$10.47	$9.97
Income From Operations
Net investment income (loss) (a) (b)	.44	.36	.27	.23	.23
Net realized and unrealized gain (loss)	.31	.39	.05	.27	.52
Total income from operations	.75	.75	.32	.50	.75
Distributions
From net investment income	(.45)	(.37)	(.26)	(.23)	(.25)
From net realized gain	(.24)	(.07)	(.04)	(.04)	—
Total distributions	(.69)	(.44)	(.30)	(.27)	(.25)
Net Asset Value, End of Period	$11.09	$11.03	$10.72	$10.70	$10.47
Total Return (%)	7.10	7.16	3.06	4.82	7.63
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$55,999	$46,312	$44,293	$42,949	$36,380
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.40	.40	.37	.38	.43
Net investment income (loss) (d)	4.02	3.36	2.46	2.17	2.27
Portfolio turnover rate (%)	79.31	16.00	9.45	6.18	30.98

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class R1 Shares

Fiscal Year Ended October 31, 2007(1)
Net Asset Value, Beginning of Period	$10.77
Income From Operations
Net investment income (loss) (a) (b)	.40
Net realized and unrealized gain (loss)	.22
Total income from operations	.62
Distributions
From net investment income	(.31)
Net Asset Value, End of Period	$11.08
Total Return (%) (c)	5.72
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,914
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—
Operating expenses, gross (d) (e)	.40
Net investment income (loss) (c) (f)	2.98
Portfolio turnover rate (%) (c)	79.31

(1)	For the period December 29, 2006 (commencement of operations) to October 31, 2007.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$10.99	$10.86
Income From Operations
Net investment income (loss) (a) (b)	.40	.33
Net realized and unrealized gain (loss)	.31	.09
Total income from operations	.71	.42
Distributions
From net investment income	(.41)	(.29)
From net realized gain	(.24)	—
Total distributions	(.65)	(.29)
Net Asset Value, End of Period	$11.05	$10.99
Total Return (%) (c)	6.75	3.95
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,156	$1,466
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d) (e)	.65	.67
Net investment income (loss) (c) (f)	3.64	2.72
Portfolio turnover rate (%) (c)	79.31	16.00

(1)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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Conservative Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.03	$10.71	$10.69	$10.47	$9.97
Income From Operations
Net investment income (loss) (a) (b)	.39	.31	.21	.18	.16
Net realized and unrealized gain (loss)	.30	.40	.06	.26	.55
Total income from operations	.69	.71	.27	.44	.71
Distributions
From net investment income	(.39)	(.32)	(.21)	(.18)	(.21)
From net realized gain	(.24)	(.07)	(.04)	(.04)	—
Total distributions	(.63)	(.39)	(.25)	(.22)	(.21)
Net Asset Value, End of Period	$11.09	$11.03	$10.71	$10.69	$10.47
Total Return (%)	6.53	6.74	2.55	4.23	7.17
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$194,815	$187,837	$163,499	$146,230	$92,430
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.50	.50	.50	.50	.50
Operating expenses, gross (c)	.90	.90	.87	.88	.93
Net investment income (loss) (d)	3.59	2.85	1.97	1.65	1.57
Portfolio turnover rate (%)	79.31	16.00	9.45	6.18	30.98

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

86

Moderate Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$11.54	$10.81	$10.50	$10.03	$9.02
Income From Operations
Net investment income (loss) (a) (b)	.42	.29	.22	.17	.07
Net realized and unrealized gain (loss)	.74	.81	.35	.51	1.06
Total income from operations	1.16	1.10	.57	.68	1.13
Distributions
From net investment income	(.43)	(.30)	(.23)	(.19)	(.12)
From net realized gain	(.18)	(.07)	(.03)	(.02)	—
Total distributions	(.61)	(.37)	(.26)	(.21)	(.12)
Net Asset Value, End of Period	$12.09	$11.54	$10.81	$10.50	$10.03
Total Return (%) (c) (e)	10.36	10.34	5.44	6.87	12.56
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$211,856	$165,654	$121,343	$55,049	$18,820
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25	.25	.25
Operating expenses, gross (d) (f)	.63	.63	.61	.63	.77
Net investment income (loss) (c) (g)	3.56	2.63	2.03	1.71	.84
Portfolio turnover rate (%) (c)	78.30	5.71	4.54	3.99	11.08

(1)	For the period March 5, 2003 (commencement of operations) to October 31, 2003.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

87

Moderate Strategy Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.49	$10.77	$10.45	$10.01	$9.15
Income From Operations
Net investment income (loss) (a) (b)	.33	.21	.14	.05	.12
Net realized and unrealized gain (loss)	.73	.80	.36	.55	.91
Total income from operations	1.06	1.01	.50	.60	1.03
Distributions
From net investment income	(.33)	(.22)	(.15)	(.14)	(.17)
From net realized gain	(.18)	(.07)	(.03)	(.02)	—
Total distributions	(.51)	(.29)	(.18)	(.16)	(.17)
Net Asset Value, End of Period	$12.04	$11.49	$10.77	$10.45	$10.01
Total Return (%)	9.52	9.51	4.78	6.00	11.36
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$262,501	$252,478	$183,445	$146,515	$96,231
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00	1.00	1.00
Operating expenses, gross (c)	1.38	1.38	1.36	1.37	1.42
Net investment income (loss) (d)	2.86	1.88	1.31	.48	1.29
Portfolio turnover rate (%)	78.30	5.71	4.54	3.99	11.08

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

88

Moderate Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.55	$10.82	$10.50	$10.03	$9.16
Income From Operations
Net investment income (loss) (a) (b)	.42	.29	.22	.19	.21
Net realized and unrealized gain (loss)	.74	.81	.36	.49	.89
Total income from operations	1.16	1.10	.58	.68	1.10
Distributions
From net investment income	(.43)	(.30)	(.23)	(.19)	(.23)
From net realized gain	(.18)	(.07)	(.03)	(.02)	—
Total distributions	(.61)	(.37)	(.26)	(.21)	(.23)
Net Asset Value, End of Period	$12.10	$11.55	$10.82	$10.50	$10.03
Total Return (%)	10.34	10.32	5.52	6.85	12.19
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$208,296	$181,883	$164,151	$132,822	$99,926
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.25
Operating expenses, gross (c)	.63	.63	.61	.62	.67
Net investment income (loss) (d)	3.60	2.64	2.07	1.85	2.22
Portfolio turnover rate (%)	78.30	5.71	4.54	3.99	11.08

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

89

Moderate Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.58	$10.84	$10.52	$10.05	$9.17
Income From Operations
Net investment income (loss) (a) (b)	.45	.32	.25	.21	.23
Net realized and unrealized gain (loss)	.74	.82	.35	.49	.90
Total income from operations	1.19	1.14	.60	.70	1.13
Distributions
From net investment income	(.46)	(.33)	(.25)	(.21)	(.25)
From net realized gain	(.18)	(.07)	(.03)	(.02)	—
Total distributions	(.64)	(.40)	(.28)	(.23)	(.25)
Net Asset Value, End of Period	$12.13	$11.58	$10.84	$10.52	$10.05
Total Return (%)	10.61	10.67	5.76	7.03	12.55
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$158,313	$126,487	$113,097	$106,031	$73,980
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.38	.38	.36	.37	.42
Net investment income (loss) (d)	3.86	2.89	2.33	2.04	2.44
Portfolio turnover rate (%)	78.30	5.71	4.54	3.99	11.08

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

90

Moderate Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.58	$11.47
Income From Operations
Net investment income (loss) (a) (b)	.33	.11
Net realized and unrealized gain (loss)	.87	.09
Total income from operations	1.20	.20
Distributions
From net investment income	(.46)	(.09)
From net realized gain	(.18)	—
Total distributions	(.64)	(.09)
Net Asset Value, End of Period	$12.14	$11.58
Total Return (%) (c)	10.70	.96
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,104	$215
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d) (e)	.38	.20
Net investment income (loss) (c) (f)	2.74	.89
Portfolio turnover rate (%) (c)	78.30	5.71

(1)	For the period October 3, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

91

Moderate Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$11.54	$11.25
Income From Operations
Net investment income (loss) (a) (b)	.39	.25
Net realized and unrealized gain (loss)	.76	.27
Total income from operations	1.15	.52
Distributions
From net investment income	(.42)	(.23)
From net realized gain	(.18)	—
Total distributions	(.60)	(.23)
Net Asset Value, End of Period	$12.09	$11.54
Total Return (%) (c)	10.28	4.68
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,068	$1,654
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d) (e)	.63	.64
Net investment income (loss) (c) (f)	3.26	2.01
Portfolio turnover rate (%) (c)	78.30	5.71

(1)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

92

Moderate Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.58	$10.84	$10.52	$10.06	$9.19
Income From Operations
Net investment income (loss) (a) (b)	.39	.27	.20	.16	.16
Net realized and unrealized gain (loss)	.73	.81	.35	.49	.92
Total income from operations	1.12	1.08	.55	.65	1.08
Distributions
From net investment income	(.39)	(.27)	(.20)	(.17)	(.21)
From net realized gain	(.18)	(.07)	(.03)	(.02)	—
Total distributions	(.57)	(.34)	(.23)	(.19)	(.21)
Net Asset Value, End of Period	$12.13	$11.58	$10.84	$10.52	$10.06
Total Return (%)	10.02	10.13	5.25	6.55	11.94
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$394,039	$364,759	$309,824	$254,060	$154,267
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.50	.50	.50	.50	.50
Operating expenses, gross (c)	.88	.88	.86	.87	.92
Net investment income (loss) (d)	3.36	2.39	1.81	1.55	1.62
Portfolio turnover rate (%)	78.30	5.71	4.54	3.99	11.08

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

93

Balanced Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$12.18	$10.99	$10.33	$9.64	$8.20
Income From Operations
Net investment income (loss) (a) (b)	.40	.25	.20	.16	.06
Net realized and unrealized gain (loss)	1.18	1.27	.71	.74	1.47
Total income from operations	1.58	1.52	.91	.90	1.53
Distributions
From net investment income	(.42)	(.26)	(.22)	(.21)	(.09)
From net realized gain	(.24)	(.07)	(.03)	—	—
Total distributions	(.66)	(.33)	(.25)	(.21)	(.09)
Net Asset Value, End of Period	$13.10	$12.18	$10.99	$10.33	$9.64
Total Return (%) (c) (e)	13.49	14.03	8.91	9.49	18.80
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,352,284	$996,628	$593,609	$281,685	$60,696
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25	.25	.25
Operating expenses, gross (d) (f)	.67	.67	.62	.59	.66
Net investment income (loss) (c) (g)	3.21	2.15	1.88	1.63	.74
Portfolio turnover rate (%) (c)	33.75	2.80	.55	6.42	18.55

(1)	For the period March 4, 2003 (commencement of operations) to October 31, 2003.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

94

Balanced Strategy Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.12	$10.93	$10.29	$9.61	$8.33
Income From Operations
Net investment income (loss) (a) (b)	.30	.17	.13	.12	.09
Net realized and unrealized gain (loss)	1.18	1.27	.69	.72	1.31
Total income from operations	1.48	1.44	.82	.84	1.40
Distributions
From net investment income	(.33)	(.18)	(.15)	(.16)	(.12)
From net realized gain	(.24)	(.07)	(.03)	—	—
Total distributions	(.57)	(.25)	(.18)	(.16)	(.12)
Net Asset Value, End of Period	$13.03	$12.12	$10.93	$10.29	$9.61
Total Return (%)	12.60	13.29	7.96	8.82	17.02
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,770,369	$1,328,971	$964,203	$653,463	$396,344
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00	1.00	1.00
Operating expenses, gross (c)	1.42	1.42	1.37	1.34	1.36
Net investment income (loss) (d)	2.44	1.43	1.22	1.23	1.05
Portfolio turnover rate (%)	33.75	2.80	.55	6.42	18.55

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

95

Balanced Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.20	$11.00	$10.35	$9.65	$8.35
Income From Operations
Net investment income (loss) (a) (b)	.41	.26	.22	.22	.17
Net realized and unrealized gain (loss)	1.17	1.27	.68	.69	1.31
Total income from operations	1.58	1.53	.90	.91	1.48
Distributions
From net investment income	(.42)	(.26)	(.22)	(.21)	(.18)
From net realized gain	(.24)	(.07)	(.03)	—	—
Total distributions	(.66)	(.33)	(.25)	(.21)	(.18)
Net Asset Value, End of Period	$13.12	$12.20	$11.00	$10.35	$9.65
Total Return (%)	13.47	14.09	8.77	9.54	18.00
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$760,312	$615,865	$506,587	$416,942	$414,051
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.25
Operating expenses, gross (c)	.67	.67	.62	.59	.61
Net investment income (loss) (d)	3.26	2.23	2.03	2.25	1.88
Portfolio turnover rate (%)	33.75	2.80	.55	6.42	18.55

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

96

Balanced Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.26	$11.05	$10.39	$9.68	$8.38
Income From Operations
Net investment income (loss) (a) (b)	.45	.29	.25	.23	.19
Net realized and unrealized gain (loss)	1.17	1.28	.69	.71	1.31
Total income from operations	1.62	1.57	.94	.94	1.50
Distributions
From net investment income	(.46)	(.29)	(.25)	(.23)	(.20)
From net realized gain	(.24)	(.07)	(.03)	—	—
Total distributions	(.70)	(.36)	(.28)	(.23)	(.20)
Net Asset Value, End of Period	$13.18	$12.26	$11.05	$10.39	$9.68
Total Return (%)	13.69	14.40	9.10	9.82	18.22
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$746,007	$690,959	$518,148	$426,147	$278,123
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.42	.42	.37	.34	.36
Net investment income (loss) (d)	3.59	2.46	2.28	2.23	2.12
Portfolio turnover rate (%)	33.75	2.80	.55	6.42	18.55

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

97

Balanced Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.26	$11.62
Income From Operations
Net investment income (loss) (a) (b)	.30	.10
Net realized and unrealized gain (loss)	1.32	.73
Total income from operations	1.62	.83
Distributions
From net investment income	(.46)	(.19)
From net realized gain	(.24)	—
Total distributions	(.70)	(.19)
Net Asset Value, End of Period	$13.18	$12.26
Total Return (%) (c)	13.69	6.60
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$27,053	$4,295
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d) (e)	.42	.43
Net investment income (loss) (c) (f)	2.42	.80
Portfolio turnover rate (%) (c)	33.75	2.80

(1)	For the period June 6, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

98

Balanced Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.19	$11.76
Income From Operations
Net investment income (loss) (a) (b)	.40	.12
Net realized and unrealized gain (loss)	1.19	.49
Total income from operations	1.59	.61
Distributions
From net investment income	(.42)	(.18)
From net realized gain	(.24)	—
Total distributions	(.66)	(.18)
Net Asset Value, End of Period	$13.12	$12.19
Total Return (%) (c)	13.48	5.26
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$22,546	$15,035
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d) (e)	.67	.68
Net investment income (loss) (c) (f)	3.21	1.14
Portfolio turnover rate (%) (c)	33.75	2.80

(1)	For the period April 3, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

99

Balanced Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.20	$11.01	$10.35	$9.66	$8.36
Income From Operations
Net investment income (loss) (a) (b)	.38	.23	.19	.17	.12
Net realized and unrealized gain (loss)	1.17	1.26	.70	.71	1.34
Total income from operations	1.55	1.49	.89	.88	1.46
Distributions
From net investment income	(.39)	(.23)	(.20)	(.19)	(.16)
From net realized gain	(.24)	(.07)	(.03)	—	—
Total distributions	(.63)	(.30)	(.23)	(.19)	(.16)
Net Asset Value, End of Period	$13.12	$12.20	$11.01	$10.35	$9.66
Total Return (%)	13.16	13.72	8.61	9.25	17.76
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,307,641	$1,129,000	$892,607	$676,342	$396,545
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.50	.50	.50	.50	.50
Operating expenses, gross (c)	.92	.92	.87	.84	.86
Net investment income (loss) (d)	3.04	1.97	1.75	1.70	1.38
Portfolio turnover rate (%)	33.75	2.80	.55	6.42	18.55

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

100

Growth Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$12.47	$10.90	$9.95	$9.12	$7.20
Income From Operations
Net investment income (loss) (a) (b)	.34	.17	.15	.11	.04
Net realized and unrealized gain (loss)	1.61	1.65	.98	.87	1.94
Total income from operations	1.95	1.82	1.13	.98	1.98
Distributions
From net investment income	(.37)	(.19)	(.18)	(.15)	(.06)
From net realized gain	(.29)	(.06)	—	—	—
Total distributions	(.66)	(.25)	(.18)	(.15)	(.06)
Net Asset Value, End of Period	$13.76	$12.47	$10.90	$9.95	$9.12
Total Return (%) (c) (e)	16.26	16.87	11.44	10.76	27.35
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,055,684	$680,892	$365,024	$154,884	$27,700
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25	.25	.25
Operating expenses, gross (d) (f)	.68	.67	.64	.63	.74
Net investment income (loss) (c) (g)	2.62	1.49	1.43	1.11	.51
Portfolio turnover rate (%) (c)	16.18	2.14	.72	2.22	15.15

(1)	For the period March 10, 2003 (commencement of operations) to October 31, 2003.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

101

Growth Strategy Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.39	$10.84	$9.89	$9.09	$7.49
Income From Operations
Net investment income (loss) (a) (b)	.25	.09	.09	.06	.02
Net realized and unrealized gain (loss)	1.59	1.62	.96	.84	1.61
Total income from operations	1.84	1.71	1.05	.90	1.63
Distributions
From net investment income	(.27)	(.10)	(.10)	(.10)	(.03)
From net realized gain	(.29)	(.06)	—	—	—
Total distributions	(.56)	(.16)	(.10)	(.10)	(.03)
Net Asset Value, End of Period	$13.67	$12.39	$10.84	$9.89	$9.09
Total Return (%)	15.39	15.95	10.70	9.90	21.89
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,176,448	$856,552	$572,129	$381,245	$219,946
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00	1.00	1.00
Operating expenses, gross (c)	1.43	1.42	1.39	1.38	1.41
Net investment income (loss) (d)	1.93	.77	.82	.67	.24
Portfolio turnover rate (%)	16.18	2.14	.72	2.22	15.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

102

Growth Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.49	$10.91	$9.96	$9.13	$7.51
Income From Operations
Net investment income (loss) (a) (b)	.36	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.59	1.64	.96	.82	1.63
Total income from operations	1.95	1.83	1.13	.97	1.71
Distributions
From net investment income	(.37)	(.19)	(.18)	(.14)	(.09)
From net realized gain	(.29)	(.06)	—	—	—
Total distributions	(.66)	(.25)	(.18)	(.14)	(.09)
Net Asset Value, End of Period	$13.78	$12.49	$10.91	$9.96	$9.13
Total Return (%)	16.23	16.93	11.40	10.72	22.90
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$632,163	$503,741	$394,842	$307,304	$233,112
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.25
Operating expenses, gross (c)	.68	.67	.64	.63	.66
Net investment income (loss) (d)	2.81	1.58	1.63	1.54	1.02
Portfolio turnover rate (%)	16.18	2.14	.72	2.22	15.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

103

Growth Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.55	$10.97	$10.00	$9.16	$7.54
Income From Operations
Net investment income (loss) (a) (b)	.40	.22	.20	.16	.10
Net realized and unrealized gain (loss)	1.60	1.64	.98	.84	1.63
Total income from operations	2.00	1.86	1.18	1.00	1.73
Distributions
From net investment income	(.41)	(.22)	(.21)	(.16)	(.11)
From net realized gain	(.29)	(.06)	—	—	—
Total distributions	(.70)	(.28)	(.21)	(.16)	(.11)
Net Asset Value, End of Period	$13.85	$12.55	$10.97	$10.00	$9.16
Total Return (%)	16.53	17.12	11.83	10.99	23.10
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$500,465	$420,671	$308,795	$247,011	$159,869
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.43	.42	.39	.38	.41
Net investment income (loss) (d)	3.08	1.83	1.88	1.70	1.30
Portfolio turnover rate (%)	16.18	2.14	.72	2.22	15.15

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

104

Growth Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.55	$11.76
Income From Operations
Net investment income (loss) (a) (b)	.21	.08
Net realized and unrealized gain (loss)	1.79	.84
Total income from operations	2.00	.92
Distributions
From net investment income	(.41)	(.13)
From net realized gain	(.29)	—
Total distributions	(.70)	(.13)
Net Asset Value, End of Period	$13.85	$12.55
Total Return (%) (c)	16.53	7.41
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,576	$1,857
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d) (e)	.43	.43
Net investment income (loss) (c) (f)	1.62	.62
Portfolio turnover rate (%) (c)	16.18	2.14

(1)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

105

Growth Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.48	$11.86
Income From Operations
Net investment income (loss) (a) (b)	.34	.09
Net realized and unrealized gain (loss)	1.62	.64
Total income from operations	1.96	.73
Distributions
From net investment income	(.36)	(.11)
From net realized gain	(.29)	—
Total distributions	(.65)	(.11)
Net Asset Value, End of Period	$13.79	$12.48
Total Return (%) (c)	16.30	6.23
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$16,800	$10,647
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d) (e)	.68	.68
Net investment income (loss) (c) (f)	2.61	.71
Portfolio turnover rate (%) (c)	16.18	2.14

(1)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

106

Growth Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.51	$10.93	$9.97	$9.15	$7.54
Income From Operations
Net investment income (loss) (a) (b)	.33	.15	.14	.11	.05
Net realized and unrealized gain (loss)	1.60	1.65	.97	.84	1.63
Total income from operations	1.93	1.80	1.11	.95	1.68
Distributions
From net investment income	(.34)	(.16)	(.15)	(.13)	(.07)
From net realized gain	(.29)	(.06)	—	—	—
Total distributions	(.63)	(.22)	(.15)	(.13)	(.07)
Net Asset Value, End of Period	$13.81	$12.51	$10.93	$9.97	$9.15
Total Return (%)	15.97	16.62	11.22	10.41	22.44
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$992,589	$822,822	$616,939	$452,502	$232,636
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.50	.50	.50	.50	.50
Operating expenses, gross (c)	.93	.92	.89	.88	.91
Net investment income (loss) (d)	2.55	1.32	1.35	1.14	.66
Portfolio turnover rate (%)	16.18	2.14	.72	2.22	15.15

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

107

Equity Growth Strategy Fund—Class A Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003(1)
Net Asset Value, Beginning of Period	$12.55	$10.63	$9.42	$8.50	$6.38
Income From Operations
Net investment income (loss) (a) (b)	.28	.10	.10	.06	.02
Net realized and unrealized gain (loss)	2.08	2.00	1.22	.95	2.13
Total income from operations	2.36	2.10	1.32	1.01	2.15

Distributions
From net investment income	(.32)	(.10)	(.11)	(.09)	(.03)
Net realized gain	(.32)	(.08)	—	—	—
Total distributions	(.64)	(.18)	(.11)	(.09)	(.03)
Net Asset Value, End of Period	$14.27	$12.55	$10.63	$9.42	$8.50
Total Return (%) (c) (e)	19.54	19.99	14.09	11.92	33.75
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$391,792	$211,813	$94,182	$43,148	$7,399
Ratios to average net assets (%):
Operating expenses, net (d) (f) (g)	.25	.25	.25	.25	.25
Operating expenses, gross (d) (f)	.68	.68	.66	.65	1.19
Net investment income (loss) (c) (g)	2.12	.85	.95	.69	.30
Portfolio turnover rate (%) (c)	17.68	3.27	3.44	12.46	17.81

(1)	For the period March 4, 2003 (commencement of operations) to October 31, 2003.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(g)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

108

Equity Growth Strategy Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.00	$10.20	$9.07	$8.23	$6.60
Income From Operations
Net investment income (loss) (a) (b)	.17	.01	.03	.01	(.01)
Net realized and unrealized gain (loss)	1.97	1.93	1.17	.89	1.65
Total income from operations	2.14	1.94	1.20	.90	1.64
Distributions
From net investment income	(.28)	(.06)	(.07)	(.06)	(.01)
From net realized gain	(.32)	(.08)	—	—	—
Total distributions	(.60)	(.14)	(.07)	(.06)	(.01)
Net Asset Value, End of Period	$13.54	$12.00	$10.20	$9.07	$8.23
Total Return (%)	18.51	19.16	13.29	10.94	24.91
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$654,858	$438,483	$284,152	$192,211	$99,808
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00	1.00	1.00
Operating expenses, gross (c)	1.43	1.43	1.41	1.40	1.43
Net investment income (loss) (d)	1.39	.07	.31	.13	(.19)
Portfolio turnover rate (%)	17.68	3.27	3.44	12.46	17.81

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

109

Equity Growth Strategy Fund—Class E Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.35	$10.46	$9.27	$8.37	$6.69
Income From Operations
Net investment income (loss) (a) (b)	.32	.11	.11	.08	.04
Net realized and unrealized gain (loss)	1.99	1.96	1.19	.91	1.68
Total income from operations	2.31	2.07	1.30	.99	1.72
Distributions
From net investment income	(.32)	(.10)	(.11)	(.09)	(.04)
From net realized gain	(.32)	(.08)	—	—	—
Total distributions	(.64)	(.18)	(.11)	(.09)	(.04)
Net Asset Value, End of Period	$14.02	$12.35	$10.46	$9.27	$8.37
Total Return (%)	19.44	20.02	14.08	11.83	25.89
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$317,412	$241,818	$192,258	$152,589	$155,984
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.25	.25	.25	.25	.25
Operating expenses, gross (c)	.68	.68	.66	.65	.68
Net investment income (loss) (d)	2.45	.99	1.13	.89	.59
Portfolio turnover rate (%)	17.68	3.27	3.44	12.46	17.81

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

110

Equity Growth Strategy Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.51	$10.59	$9.37	$8.45	$6.75
Income From Operations
Net investment income (loss) (a) (b)	.35	.14	.15	.11	.07
Net realized and unrealized gain (loss)	2.02	1.99	1.20	.91	1.69
Total income from operations	2.37	2.13	1.35	1.02	1.76
Distributions
From net investment income	(.33)	(.13)	(.13)	(.10)	(.06)
From net realized gain	(.32)	(.08)	—	—	—
Total distributions	(.65)	(.21)	(.13)	(.10)	(.06)
Net Asset Value, End of Period	$14.23	$12.51	$10.59	$9.37	$8.45
Total Return (%)	19.74	20.34	14.47	12.09	26.26
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$319,798	$228,432	$133,943	$111,266	$89,455
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.43	.43	.41	.40	.43
Net investment income (loss) (d)	2.63	1.17	1.42	1.21	.90
Portfolio turnover rate (%)	17.68	3.27	3.44	12.46	17.81

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

111

Equity Growth Strategy Fund—Class R1 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.51	$11.57
Income From Operations
Net investment income (loss) (a) (b)	.15	.04
Net realized and unrealized gain (loss)	2.22	.95
Total income from operations	2.37	.99
Distributions
From net investment income	(.33)	(.05)
From net realized gain	(.32)	—
Total distributions	(.65)	(.05)
Net Asset Value, End of Period	$14.23	$12.51
Total Return (%) (c)	19.74	8.32
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,544	$1,391
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	—	—
Operating expenses, gross (d) (e)	.43	.44
Net investment income (loss) (c) (f)	1.18	.28
Portfolio turnover rate (%) (c)	17.68	3.27

(1)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

112

Equity Growth Strategy Fund—Class R2 Shares

	Fiscal Year Ended October 31,
	2007	2006(1)
Net Asset Value, Beginning of Period	$12.35	$11.60
Income From Operations
Net investment income (loss) (a) (b)	.31	.03
Net realized and unrealized gain (loss)	1.99	.76
Total income from operations	2.30	.79
Distributions
From net investment income	(.30)	(.04)
From net realized gain	(.32)	—
Total distributions	(.62)	(.04)
Net Asset Value, End of Period	$14.03	$12.35
Total Return (%) (c)	19.40	6.82
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$25,130	$19,094
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	.25	.25
Operating expenses, gross (d) (e)	.68	.69
Net investment income (loss) (c) (f)	2.42	.26
Portfolio turnover rate (%) (c)	17.68	3.27

(1)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	Periods less than one year are not annualized.

(d)	The ratios for periods less than one year are annualized.

(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

113

Equity Growth Strategy Fund—Class R3 Shares (1)

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.33	$10.46	$9.27	$8.38	$6.70
Income From Operations
Net investment income (loss) (a) (b)	.27	.08	.09	.06	.02
Net realized and unrealized gain (loss)	2.00	1.95	1.19	.91	1.69
Total income from operations	2.27	2.03	1.28	.97	1.71
Distributions
From net investment income	(.30)	(.08)	(.09)	(.08)	(.03)
From net realized gain	(.32)	(.08)	—	—	—
Total distributions	(.62)	(.16)	(.09)	(.08)	(.03)
Net Asset Value, End of Period	$13.98	$12.33	$10.46	$9.27	$8.38
Total Return (%)	19.16	19.61	13.88	11.59	25.60
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$553,383	$432,147	$308,388	$225,187	$128,624
Ratios to average net assets (%):
Operating expenses, net (c) (d)	.50	.50	.50	.50	.50
Operating expenses, gross (c)	.93	.93	.91	.90	.93
Net investment income (loss) (d)	2.12	.68	.85	.64	.24
Portfolio turnover rate (%)	17.68	3.27	3.44	12.46	17.81

(1)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

114

MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Diversified Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Special Growth Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

115

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

Global Equity Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

International Securities Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

116

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Multistrategy Bond Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

117

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments .

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

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RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ and the Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc. Russell Investment Company’s SEC File No. 811-03153 36-08-182 (0208)

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PROSPECTUS

Tax-Managed Global Equity Fund

FEBRUARY 29, 2008

FUND	SHARE CLASS

Tax-Managed Global Equity Fund	C, E, S

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to provide long term capital growth on an after-tax basis. The Fund’s investment objective is non-fundamental. This means that the Fund’s investment objective may be changed by the Board of Trustees of the Fund without shareholder approval. If the Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in the Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

The Fund is a “fund of funds” and invests only in the shares of other Russell Investment Company (“RIC”) funds.

Principal Investment Strategies

The RIC Tax-Managed Global Equity Fund (the “Fund”) is a “fund of funds,” and diversifies its assets by investing, at present, in the Class S Shares of several other RIC funds (the “Underlying Funds”). The Fund currently intends to invest only in the Underlying Funds. The Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

The Fund seeks to achieve its investment objective while, to a certain extent, considering shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, in that certain of the Underlying Funds in which the Fund invests are managed to enhance post-tax returns while other funds-of-funds may invest in underlying funds which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund intends to manage its taxable distributions to shareholders in three ways:

•

First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under U.S. tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gains tax treatment. However, the Fund may be required to sell these shares before they qualify for long-term capital gains treatment due to the timing of cash flow in and out of the Fund.

•

Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses when it is deemed appropriate. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price.

•	Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-aware strategies.

When the Fund’s Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund’s strategy.

The following table shows the Underlying Funds in which the Fund invests and the target allocation effective February 29, 2008 to each Underlying Fund. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

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Target Asset Allocations of the Fund to the Underlying Funds

as of February 29, 2008

Underlying Fund	Tax-Managed Global Equity Fund
Tax-Managed Large Cap Fund	50%
International Securities Fund	20%
Tax-Managed Mid & Small Cap Fund	15%
Quantitative Equity Fund	10%
Emerging Markets Fund	5%

Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

Diversification

The Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds) and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds in which the Fund invests is a diversified investment company and therefore the Fund is not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Principal Risks

You should consider the following factors before investing in the Fund:

•	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

•	Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks.

•

Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds’ investment strategies.

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•	The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

•

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized, please refer to the section “Risks.”

•

The Fund is exposed, through the Underlying Funds, to the risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

•

The Fund is exposed, through the Underlying Funds, to the risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The Fund is exposed, through the Underlying Funds, to the risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The Fund’s exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

•

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

•

The Fund’s tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

•

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

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Performance

The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over the life of the Fund. The returns (both before and after tax) for Class C and Class E Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending upon the fees and expenses of the Class C and Class E Shares. No Class E Shares have been issued. The highest and lowest returns for a full quarter during the periods shown in the bar charts for the Fund’s Class S Shares are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns for one year, five years, and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

6

Tax-Managed Global Equity Fund

Annual Total Returns

(for the years ended December 31)

Class S

Best Quarter: 17.20% (2Q/03)

Worst Quarter: (17.88)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	Since Inception*
Return Before Taxes, Class C	8.20%	14.76%	2.71%
Return Before Taxes, Class S	9.21%	15.91%	3.72%
Return After Taxes on Distributions, Class S	8.49%	15.56%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.16%	13.88%	3.08%
S&P 500® Index	5.49%	12.83%	2.34%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	6.19%

*	Commenced operations by issuing Class C and S Shares on January 31, 2000.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees*	Exchange Fees
Classes C, E and S	None	None	None	None	None

*	The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Fund’s Net Annual Fund Operating Expenses ratios in the table below are based on the Fund’s total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These Net Annual Fund Operating Expenses ratios may be higher or lower depending on the allocation of the Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class C	0.20%	0.75%	0.59%	1.10%	2.64%	(0.54)%	2.10%
Class E**	0.20%	0.00%	0.59%	1.10%	1.89%	(0.54)%	1.35%
Class S	0.20%	0.00%	0.34%	1.10%	1.64%	(0.54)%	1.10%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for the Class C and Class E Shares and an administrative fee of 0.05% of average daily net assets for Class C, Class E and Class S Shares.

**	The Class E Shares currently have no assets and expenses have been estimated.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C and Class E Shares of the Fund may not exceed 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed on each Class of Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C and Class E Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Amounts have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

###	At least until February 28, 2009, the Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.10% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. Direct and indirect fund-level operating expenses do not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses. This cap may not be terminated during the relevant period except at the Board’s discretion.

8

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers and/or reimbursements contractually agreed to through February 28, 2009. The calculation of costs for the three, five and ten year periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$769	$1,352	$2,934
Class E	137	541	971	2,167
Class S	112	464	840	1,897

9

MANAGEMENT OF THE FUND AND THE UNDERLYING FUNDS

The Fund’s and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Fund’s and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Fund and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a “multi-style, multi-manager diversification” technique.

The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

The Fund and each Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Fund’s and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Fund’s and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Fund’s custodian, State Street Bank, maintains custody of all of the Fund’s and Underlying Funds’ assets. RFSC, in its capacity as the Fund’s transfer agent, is responsible for maintaining the Fund’s shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund and Underlying Funds, including developing the investment program for the Fund and each Underlying Fund. All assets of the Fund are allocated to Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates the performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. Except for money market funds, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

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RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

11

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

Please see the Fund’s Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the RIC Funds.

In the last fiscal year, the Fund did not pay RIMCo any advisory fees. However, the Fund paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Fund invests.

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For two of the Underlying Funds, the Quantitative Equity Fund and the International Securities Fund, the advisory fee is based on the asset level of the Underlying Funds. The advisory fee rates for these Underlying Funds are as follows:

Quantitative Equity Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.73%
Next $3 billion	0.72%
Over $5 billion	0.70%

International Securities Fund Average Daily Net Assets	Annual Rate
First $2 billion	0.90%
Next $3 billion	0.89%
Over $5 billion	0.87%

In the last fiscal year, the aggregate annual rate of the advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Quantitative Equity Fund 0.73%, International Securities Fund 0.90%, Emerging Markets Fund 1.15%, Tax-Managed Large Cap Fund 0.70% and Tax-Managed Mid & Small Cap Fund 0.98%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Underlying Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Fund is available in the Fund’s annual report to shareholders covering the period ended October 31, 2007.

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THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT

STRATEGIES OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund’s investment objective may be changed by the Board of Trustees of that Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed , the Prospectus will be supplemented to reflect the new investment objective.

TAX-MANAGED LARGE CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after-tax basis.

Principal Investment Strategies

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization U.S. companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index. On December 31, 2007, the market capitalization of the U.S. companies in the S&P 500® Index ranged from approximately $512 billion to $708 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the S&P 500® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

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•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund primarily strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund’s money managers believes it is most appropriate in that case to do so.

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If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund’s Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

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Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

INTERNATIONAL SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Securities Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries“ include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

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The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

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RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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TAX-MANAGED MID & SMALL CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth on an after-tax basis.

Principal Investment Strategies

The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization U.S. companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell Small Cap Completeness Index™. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $84.0 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell Small Cap Completeness Index™.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.

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RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund primarily strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund’s money managers believes it is most appropriate in that case to do so.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

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When the Fund’s Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

QUANTITATIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5

23

billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and

24

unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

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The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

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Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

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The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table lists the Fund and the types of risks that it is subject to, based on the investments made by the Underlying Funds, and identifies the Underlying Funds most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

• = Principal Risk ¡ = Non-Principal Risk	FUND	UNDERLYING FUNDS
	TAX-MANAGED GLOBAL EQUITY	Quantitative Equity	Tax-Managed Large Cap	Tax-Managed Mid & Small Cap	International Securities	Emerging Markets
RISKS
Investing in Underlying Funds	•
Asset Allocation	•
Multi-Manager Approach	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•
Tax-Sensitive Management	•		•	•
Use of Multiple Money Managers in a Tax-Sensitive Fund	•		•	•
Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund	•		•	•
Equity Securities
Common Stocks	•	•	•	•	•	•
Value Stocks	•		•	•	•	•
Growth Stocks	•		•	•	•	•
Market-Oriented Investments	•	•	•	•	•	•
Quantitative Investing	•	•	•	•	•	•
Securities of Small Capitalization Companies	•			•	•	•
Preferred Stocks	•				•	•
International Securities	•				•	•
Non-U.S. Equity Securities	•				•	•
Emerging Market Countries	•				•	•
Currency Risk	•				•	•
Synthetic Foreign Equity Securities	•				¡	•
Equity Linked Notes	•				¡	•
Derivatives (Futures Contracts, Options, Forwards and Swaps)	•	¡	¡	¡	¡	•
Forward Currency Contracts	•				•
Leveraging Risk	•	•
Short Sales	•	•
Real Estate Securities	¡			¡	¡	¡
REITs	¡			¡	¡	¡
Depositary Receipts	•	•	•	•	•	•
Illiquid Securities	¡			¡	¡	¡
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	¡	•	•	¡	•	•

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Investing in Underlying Funds

Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds’ investment strategies.

Asset Allocation

Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Tax-Sensitive Management

A Fund’s tax-managed equity investment strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. A tax-sensitive investment strategy involves active management and a Fund may, at times, take steps to postpone the realization of capital gains that other mutual funds that are not tax-managed may not. This may lead to a difference in pre-tax returns. While the Funds’ money managers investment approaches typically result in the realization of long-term capital gains, short-term capital gains will be realized from time to time when the money managers believe it is appropriate or as a result of corporate actions. At times, it may also be impossible to implement the tax-managed strategy if, for example, a Fund does not have any capital losses to offset capital gains.

•	Use of Multiple Money Managers in a Tax-Sensitive Fund

A tax-managed Fund which also uses a multi-manager approach is subject to unique risks. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. However, this does not guarantee that wash sales will not occur from time to time. To the extent that they do occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Additionally, transitions between money managers may require the sale of portfolio securities resulting in the Fund realizing net capital gains.

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•	Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund

If large shareholder redemptions occur unexpectedly, a Fund could be required to sell portfolio securities resulting in its realization of net capital gains. If a Fund holds individual securities that have significantly appreciated over a long period of time it may be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains. The realization of such capital gains could prevent the Fund from meeting its investment objective.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

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•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

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•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options

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and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

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Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/ or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to an equity market by purchasing equity securities and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of a stock market. This approach increases a Fund’s performance if the particular equity market rises and reduces a Fund’s performance if the particular equity market declines.

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Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

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Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December. The Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by the Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by the Fund in the prior fiscal year. An additional distribution may be declared and paid by the Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” The Fund is not designed for tax-deferred investment vehicles, but unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check the Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

TAXES

In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

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When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Fund makes no representation as to the amount or variability of the Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate shareholder, a portion of the dividends you receive from the Fund may qualify for the corporate dividends received deduction.

Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds consider the tax consequences of portfolio trading activity among other factors during a particular year, the realization of capital gains is not entirely within either the Underlying Fund’s or their money managers’ control. Shareholder purchase and redemption activity, as well as the Underlying Fund’s performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

Additional information on these and other tax matters relating to the Fund and its shareholders are included in the section entitled “Taxes” in the Fund’s Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of the Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Fund or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

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Valuation of Portfolio Securities

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

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DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund offers multiple Classes of Shares in this Prospectus: Class C, Class E and Class S Shares.

Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

Class C Shares participate in the Fund’s Rule 12b-1 distribution plan and in its shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

Class E Shares participate in the Fund’s shareholder services plan. Under the shareholder services plan, the Fund’s Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Fund’s Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Fund.

Class S Shares participate in neither the Fund’s distribution plan nor the Fund’s shareholder services plan.

Financial Intermediaries may receive distribution compensation and/or shareholder services compensation from the Funds’ Distributor with respect to Class C Shares and Class E Shares of the Fund pursuant to the Fund’s Rule 12b-1 distribution plan and the Fund’s shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC or the Fund’s Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Fund, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Fund’s Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Fund, the Fund’s Distributor or RIMCo.

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HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class E and S Shares of the Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E or S Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Fund’s Distributor to sell such Class E or S Shares.

The Fund generally does not have the ability to enforce these limitations on access to Class E and S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and S Shares available to those categories of investors listed above that qualify for access to Class E and S Shares. However, the Fund will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.

There is currently no required minimum initial investment for the Fund. However, the Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Fund’s Distributor or the Fund. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Fund of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Fund, may settle trades on the third business day following receipt by the Fund of your order. If you fail to properly settle a purchase, you will be responsible

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for any resulting loss to the Fund (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler’s checks, and other cash equivalents will not be accepted.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Fund, the Fund or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Fund to identify you. If the Fund or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Fund. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.

Automated Investment Program

If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one RIC Fund for Shares of any other RIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares of the Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

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An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

The Fund does not offer a systematic exchange program in view of its portfolio management strategy.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Fund, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Fund intends to apply these policies uniformly.

The Fund discourages frequent purchases and redemptions of Fund Shares by Fund shareholders. The Fund does not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

The Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. The Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund’s portfolio or otherwise not be in the Fund’s best interests.

In the event that the Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Fund. Frequent traders and market-timers should not invest in the Fund. The Fund is intended for long-term investors. The Fund, subject to the limitations described below, takes steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

The Fund monitors for “substantive” round trip trades over a certain dollar threshold that the Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of the Fund within a rolling 60 day period. The Fund permits two substantive round trip trades within a 60 day period.

While the Fund monitors for “substantive trades” over a certain dollar threshold, the Fund may deem any round trip trade to be substantive depending on the potential impact to the Fund.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Fund does not have direct access to the shareholder’s account to implement the purchase revocation, the Fund will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Fund may accept an alternate trading restriction reasonably designed to protect the Fund from improper trading practices.

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Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Fund from improper trading practices, must be approved by the Fund’s Chief Compliance Officer.

The Fund, through its agents, will use its best efforts to exercise the Fund’s right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Fund, the Fund may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Fund’s policies and procedures.

This policy will not apply to transactions in the Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Fund considers the information available to it at the time and reserves the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of the Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that the Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Fund that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that the Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than underlying funds which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Limitations on the Ability to Detect and Curtail Frequent Trading

•

The Fund will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Fund has the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Fund to detect and curtail frequent trading practices and the Fund may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent frequent trading, there is no guarantee that the Fund or its agents will be able to identify each such shareholder or curtail their trading practices.

•	The Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

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Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after the Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Fund will always charge a fee when sending an international wire transfer. The Fund reserves the right to charge a fee when sending a domestic wire transfer for redemptions. The Fund does not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

The Fund requires that written instructions be in proper form and reserves the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Fund will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Fund is sure that it has a valid address for you. After 180 days, the Fund will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

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Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Fund held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for the Fund or that Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Fund’s Class C and Class S Shares, respectively, for the periods shown. No Class E Shares of the Fund were issued during the periods shown.

Tax - Managed Global Equity Fund—Class C Shares

	Fiscal Year Ended October 31,
	2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$10.87	$9.39	$8.44		$7.61	$6.15
Income From Operations
Net investment income (loss) (a) (b)	.07	(.03)	—	(e)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.05	1.51	.95		.86	1.48
Total income from operations	2.12	1.48	.95		.84	1.46
Distributions
From net investment income	(.11)	—	—		(.01)	—
Net Asset Value, End of Period	$12.88	$10.87	$9.39		$8.44	$7.61
Total Return (%)	19.68	15.76	11.26		10.99	23.74
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$27,993	$19,439	$14,801		$12,766	$11,523
Ratios to average net assets (%):
Operating expenses, net (c) (d)	1.00	1.00	1.00		1.00	1.00
Operating expenses, gross (c)	1.54	1.58	1.55		1.58	1.72
Net investment income (loss) (d)	.57	(.27)	(.03)		(.19)	(.25)
Portfolio turnover rate (%)	11.75	9.32	12.46		21.28	59.50

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

(e)	Less than $.01 per share.

49

Tax - Managed Global Equity Fund—Class S Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.20	$9.65	$8.67	$7.80	$6.27
Income From Operations
Net investment income (loss) (a) (b)	.20	.08	.09	.07	.05
Net realized and unrealized gain (loss)	2.10	1.55	.97	.87	1.52
Total income from operations	2.30	1.63	1.06	.94	1.57
Distributions
From net investment income	(.21)	(.08)	(.08)	(.07)	(.04)
Net Asset Value, End of Period	$13.29	$11.20	$9.65	$8.67	$7.80
Total Return (%)	20.86	16.95	12.31	12.14	25.09
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$70,840	$55,019	$42,596	$34,708	$32,861
Ratios to average net assets (%):
Operating expenses, net (c) (d)	—	—	—	—	—
Operating expenses, gross (c)	.54	.58	.55	.58	.72
Net investment income (loss) (d)	1.63	.79	.95	.87	.77
Portfolio turnover rate (%)	11.75	9.32	12.46	21.28	59.50

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Fund or the Fund’s service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Fund invests. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Tax-Managed Large Cap Fund

Armstrong Shaw Associates Inc., 45 Grove Street, New Canaan, CT 06840.

J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, NY 10167.

Palisades Investment Partners, LLC, 1453 Third Street Promenade, Suite 310, Santa Monica, CA 90401.

Sands Capital Management, Inc., 1100 Wilson Boulevard, Suite 2300, Arlington, VA 22209.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

International Securities Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

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Tax-Managed Mid & Small Cap Fund

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

Netols Asset Management, Inc., 1045 West Glen Oaks Lane, Suite 3, Mequon, WI 53092.

Parametric Portfolio Associates LLC, 1151 Fairview Avenue North, Seattle, WA 98109.

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund’s Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

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The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

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In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

54

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

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For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Fund and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Fund at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Fund’s and the Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Fund’s Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Fund. You may also occasionally receive notifications of prospectus changes and proxy statements for the Fund. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Fund and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc. Russell Investment Company’s SEC File No. 811-03153 36-08-084 (0208)

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PROSPECTUS

Institutional Funds

FEBRUARY 29, 2008

FUND	SHARE CLASS

Equity I Fund	Y

Equity Q Fund	Y

Equity II Fund	Y

International Fund	Y

Fixed Income I Fund	Y

Fixed Income III Fund	Y

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street, Tacoma, WA 98402 800-787-7354

2

RISK/RETURN SUMMARY

Investment Objective, Principal Investment Strategies and Principal Risks

The following is a summary of each Fund’s principal investment strategies and principal risks. A complete discussion of each Fund’s principal investment strategies and principal risks is included later in this Prospectus.

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

EQUITY I FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity I Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

3

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

EQUITY Q FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund’s money managers uses quantitative models to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Fund assets not allocated to money managers are managed by RIMCo.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they sell securities short. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. In a short sale, the Fund sells a security that it does not own, typically a security

4

borrowed from a broker or dealer. Because the Fund remains obligated to return the underlying security that it borrowed from the broker or dealer, the Fund must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly in using Market-Oriented investments, using a multi-manager approach, using a quantitative investment approach, security selection, and selling securities short.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Making short sales in securities that it does not own exposes the Fund to the risk that the Fund will incur a loss should the price of the security sold short increase between the date of the short sale and the date on which the Fund must return the borrowed security.

Please refer to the “Risks” section later in this Prospectus for further details.

EQUITY II FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and

5

small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly securities of small capitalization companies, investing in REITs, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value

6

Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

INTERNATIONAL FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio’s overall volatility by combining an investment in this Fund with investments in U.S. equity funds. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach or a quantitative investment approach.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

7

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common stock and preferred stock), including securities of small capitalization companies and particularly in international and emerging market securities, purchasing forward currency contracts, investing in depositary receipts, using a multi-manager approach, using a quantitative investment approach, and security selection.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance. Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

Please refer to the “Risks” section later in this Prospectus for further details.

FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities, and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds). The Fund will invest principally in securities of “investment grade” quality at the time of purchase.

8

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, mortgage-backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach and security selection.

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the U.S. government. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

9

FIXED INCOME III FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Fixed Income III Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund holds fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. The Fund holds asset-backed securities, and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage-backed securities and international securities, investing in emerging markets debt and Brady bonds, employing derivatives, investing in illiquid securities, using a multi-manager approach and security selection.

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Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer. The value of Brady bonds can fluctuate significantly based on the issuer’s ability or perceived ability to make payments. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

Please refer to the “Risks” section later in this Prospectus for further details.

An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity Q, Equity II, International, Fixed Income I and Fixed Income III Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund’s operations). The highest and lowest returns for a full quarter during the periods shown in the bar charts for the Funds’ Class Y Shares are set forth below the bar charts.

The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund’s average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

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Equity I Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 22.54% (4Q/98)

Worst Quarter: (16.75)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	10.77%	14.46%	5.74%
Return After Taxes on Distributions, Class Y*	8.77%	13.58%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	8.60%	12.51%	4.51%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class Y Shares on March 29, 2000. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

13

Equity Q Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 23.00% (4Q/98)

Worst Quarter: (17.17)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	2.81%	12.46%	5.95%
Return After Taxes on Distributions, Class Y*	0.93%	11.54%	4.54%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	3.83%	10.79%	4.63%
Russell 1000® Index	5.77%	13.43%	6.20%

*	The Fund first issued Class Y Shares on March 30, 2000. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

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Equity II Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 23.13% (2Q/03)

Worst Quarter: (21.69)% (3Q/98)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	4.84%	16.88%	8.91%
Return After Taxes on Distributions, Class Y*	1.09%	13.37%	6.37%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	5.56%	13.75%	6.76%
Russell 2500™ Index	1.38%	16.99%	9.01%
Russell 2000® Index	-1.57%	16.25%	7.08%

*	The Fund first issued Class Y Shares on March 29, 2000. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

15

International Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 20.31% (2Q/03)

Worst Quarter: (20.43)% (3Q/02)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	12.99%	21.64%	8.73%
Return After Taxes on Distributions, Class Y*	8.72%	19.87%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	11.30%	18.68%	7.13%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	11.17%	21.59%	8.66%

*	The Fund first issued Class Y Shares on March 29, 2000. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

16

Fixed Income I Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 4.51% (3Q/01)

Worst Quarter: (2.26)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	6.25%	4.26%	5.75%
Return After Taxes on Distributions, Class Y*	4.37%	2.52%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	4.02%	2.66%	3.59%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class Y Shares on March 29, 2000. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

To obtain current yield information, please call 1-800-787-7354.

17

Fixed Income III Fund

Annual Total Returns

(for the years ended December 31)

Class Y

Best Quarter: 3.84% (3Q/01)

Worst Quarter: (1.95)% (2Q/04)

Average annual total returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes, Class Y*	6.44%	5.08%	5.82%
Return After Taxes on Distributions, Class Y*	4.53%	3.45%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares, Class Y*	4.15%	3.40%	3.65%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

*	The Fund first issued Class Y Shares on June 7, 2000, closed its Class Y Shares on November 19, 2001 and reopened its Class Y Shares on June 23, 2005. The returns shown for Class Y Shares prior to June 23, 2005 are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

To obtain current yield information, please call 1-800-787-7354.

18

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees*	Exchange Fees
All Funds, Class Y	None	None	None	None	None

*	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses #

(expenses that are deducted from Fund assets)

(% of net assets)

	Advisory Fee	Other Expenses##	Acquired Fund Fees and Expenses##	Total Annual Fund Operating Expenses##
Class Y Shares*
Equity I Fund	0.55%	0.11%	0.00%	0.66%
Equity Q Fund**	0.55%	0.30%	0.00%	0.85%
Equity II Fund	0.70%	0.16%	0.00%	0.86%
International Fund	0.70%	0.19%	0.00%	0.89%
Fixed Income I Fund	0.25%	0.13%	0.00%	0.38%
Fixed Income III Fund	0.50%	0.15%	0.03%	0.68%

*	“Other Expenses” includes an administrative fee of 0.05% of average daily net assets for Class Y Shares.

19

**	For the Equity Q Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

Interest Expense from Short Sales	0.06%
Dividend Expense from Short Sales	0.14%
Remainder of other Expenses	0.10%
Total Other Expenses	0.30%

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to RIMCo for services RIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

##	Expenses Restatements. For the Equity Q Fund, “Other Expenses,” and “Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred for the fiscal year ending October 31, 2008. For all Funds, “Other Expenses” has been restated not to reflect a non-contractual 0.02% administrative fee waiver.

Acquired Fund Fees and Expenses. In addition to the advisory and administrative fees payable by the Funds to RIMCo and Russell Fund Services Company (“RFSC”), each Fund that invests its cash reserves in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC. The cash reserves for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

“Other Expenses” and “Total Annual Fund Operating Expenses” for the Equity I, Equity II, Equity Q, International and Fixed Income I Funds have been restated to reflect each Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests.

“Total Annual Fund Operating Expenses” for the Fixed Income III Fund have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the RIC Money Market Fund, in which the Fund invests. For Fixed Income III, the Fund’s proportionate share of these operating expenses are reflected under “Acquired Fund Fees and Expenses.”

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

20

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y Shares
Equity I Fund	$67	$210	$367	$822
Equity Q Fund	87	271	471	1,048
Equity II Fund	88	274	476	1,060
International Fund	91	284	493	1,096
Fixed Income I Fund	39	123	215	482
Fixed Income III Fund	69	217	378	846

21

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Most RIC Funds are designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ investment adviser, evaluates and oversees the Funds’ money managers as more fully described below. Each of the Fund’s money managers makes investment decisions for the portion of the Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ administrator, provides or oversees the provision of all administration services for the Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects, subject to the approval of the Funds’ Board, money managers for the Funds, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. Except for the Money Market Fund, RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo currently manages the Money Market Fund. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of a Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Money Market Fund.

22

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Global Equity Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Tax-Managed Global Equity, 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Fixed Income I, Fixed Income III, Multistrategy Bond, Short Duration Bond and Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Select Growth Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Equity II and Special Growth Funds.

•	Dennis J. Trittin, Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

23

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; and Fixed Income III Fund, 0.50%.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and collateral for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Money Market Fund is 0.10% (net of fee waivers and reimbursements).

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended October 31, 2007.

THE MONEY MANAGERS

Each Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Funds’ adviser, may change the allocation of a Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of a Fund’s assets. At the same time, however, each money manager must operate within each Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds’ Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

EQUITY I FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity I Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

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When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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EQUITY Q FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

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Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

EQUITY II FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

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•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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INTERNATIONAL FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The International Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world (including those in Europe and the Pacific Basin region) to maintain a high degree of diversification among countries and currencies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore and most countries located in Western Europe.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

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A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

FIXED INCOME I FUND

Fundamental Investment Objective

Seeks to provide current income and the preservation of capital.

Principal Investment Strategies

The Fixed Income I Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

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A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. However, a portion of the Fund’s assets may be allocated to money managers who focus specifically on security selection rather than sector rotation and interest rate strategies.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding corporate, U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund will invest principally in securities of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or a Fund’s money manager has determined the securities to be of comparable quality.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

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The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

FIXED INCOME III FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Fixed Income III Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their

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unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

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The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, and identifies which Funds are most likely to be affected by each risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

• = Principal Risk ¡ = Non-Principal Risk	Equity I	Equity Q	Equity II	International	Fixed Income I	Fixed Income III
RISKS
Multi-Manager Approach	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•
Equity Securities
Common Stocks	•	•	•	•
Value Stocks	•		•	•
Growth Stocks	•		•	•
Market-Oriented Investments	•	•	•	•
Quantitative Investing	•	•	•	•
Securities of Small Capitalization Companies			•	•
Preferred Stocks				•
Fixed-Income Securities					•	•
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)						•
Government Issued or Guaranteed Securities, U.S. Government Securities					•	•
Municipal Obligations					¡	¡

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• = Principal Risk ¡ = Non-Principal Risk	Equity I	Equity Q	Equity II	International	Fixed Income I	Fixed Income III
RISKS
Mortgage or Asset Backed Securities					•	•
Credit and Liquidity Enhancements					•	•
Repurchase Agreements					¡	¡
International Securities				•	•	•
Non-U.S. Equity Securities				•
Non-U.S. Debt Securities					•	•
Emerging Markets Debt					•	•
Emerging Market Countries				•
Instruments of U.S. and Foreign Banks and Foreign Corporations					•	•
Currency Risk				•	•	•
Synthetic Foreign Equity Securities				¡
Equity Linked Notes				¡
Derivatives (Futures Contracts, Options, Forwards and Swaps)	¡	¡	¡	¡	•	•
Forward Currency Contracts				•	•	•
Leveraging Risk		•			•	•
Short Sales		•
Real Estate Securities			•	¡
REITs			•	¡
Depositary Receipts	•	•	•	•

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• = Principal Risk ¡ = Non-Principal Risk	Equity I	Equity Q	Equity II	International	Fixed Income I	Fixed Income III
RISKS
Illiquid Securities			¡	¡	•	•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡
Fund of Funds Investment Risk	¡	¡	¡	¡		¡

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. The use of the select holdings strategy by certain equity Funds will amplify those Funds’ security selection risk and potential underperformance. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline.

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The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

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•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

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•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these

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securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include of letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be

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automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

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•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked

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securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

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Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/ or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

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Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Fund of Funds Investment Risk

Certain of the Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change the fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and December	Equity I, Equity Q, Fixed Income I and Fixed Income III Funds
Annually	Mid-December	Equity II and International Funds

An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.

Automatic Reinvestment

Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

TAXES

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is

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treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund’s assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit.

If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity Q or Equity II Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

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Valuation of Portfolio Securities

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS

AND PAYMENTS TO FINANCIAL INTERMEDIARIES

RIMCo, RFSC, or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

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RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.

Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund. However, there is no required minimum initial investment for the 2010 Strategy, 2020 Strategy, 2030 Strategy or 2040 Strategy Funds that invest in Class Y Shares of a Fund.

If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement, the Fund reserves the right to close the account(s). Each Fund reserves the right to close any account invested in Class Y Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds’ Statement of Additional Information.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

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Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Fund Distributors, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

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RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds, the Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds intend to apply these policies uniformly.

The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for “substantive” trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

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This policy will not apply to transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.

Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

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HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

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Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

In-Kind Exchange of Securities

RIMCo, in its capacity as each Fund’s investment adviser, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

Redemption In-Kind

A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. It is possible that an in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly and at a fair price, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

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Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which are available upon request.

The information in the following tables represents the Financial Highlights for the Funds’ Class Y Shares for the periods shown.

Equity I Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.49	$30.77	$27.53	$25.72	$21.43

Income From Operations
Net investment income (loss) (a)	.39	.34	.31	.25	.23
Net realized and unrealized gain (loss)	6.09	3.98	3.26	1.81	4.27

Total income from operations	6.48	4.32	3.57	2.06	4.50

Distributions
From net investment income	(.39)	(.33)	(.33)	(.25)	(.21)
From net realized gain	(1.51)	(1.27)	—	—	—

Total distributions	(1.90)	(1.60)	(.33)	(.25)	(.21)

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	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, End of Period	$38.07	$33.49	$30.77	$27.53	$25.72

Total Return (%)	20.23	14.48	13.00	8.07	21.09

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$575,655	$504,168	$341,294	$104,440	$89,546
Ratios to average net assets (%):
Operating expenses, net (b)	.63	.64	.65	.63	.66
Operating expenses, gross	.65	.66	.67	.65	.66
Net investment income (loss) (b)	1.12	1.07	1.03	.92	1.00
Portfolio turnover rate (%)	112.52	98.17	109.71	129.94	115.73

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Equity Q Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.36	$35.20	$32.32	$30.09	$24.89

Income From Operations
Net investment income (loss) (a)	.42	.46	.45	.32	.30
Net realized and unrealized gain (loss)	3.80	5.02	2.88	2.25	5.17

Total income from operations	4.22	5.48	3.33	2.57	5.47

Distributions
From net investment income	(.44)	(.45)	(.45)	(.34)	(.27)
From net realized gain	(2.84)	(.87)	—	—	—

Total distributions	(3.28)	(1.32)	(.45)	(.34)	(.27)

Net Asset Value, End of Period	$40.30	$39.36	$35.20	$32.32	$30.09

Total Return (%)	11.44	15.93	10.34	8.58	22.13
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$371,457	$393,292	$338,308	$336,836	$674,326
Ratios to average net assets (%):
Operating expenses, net (b)	.77 (d)	.64 (c)	.63	.61	.63
Operating expenses, gross	.79	.67	.65	.61	.63
Net investment income (loss) (b)	1.09	1.23	1.30	1.05	1.10
Portfolio turnover rate (%)	121.35	106.45	117.34	102.51	114.72

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(c)	The annualized net expense ratio is .63% not including the dividend expense from short sales.

(d)	The annualized net expense ratio is .64% not including the dividend expense from short sales.

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Equity II Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.32	$38.58	$39.41	$36.22	$25.61

Income From Operations
Net investment income (loss) (a)	.15	.12	.07	.14	.10
Net realized and unrealized gain (loss)	4.59	5.79	4.45	3.14	10.67

Total income from operations	4.74	5.91	4.52	3.28	10.77

Distributions
From net investment income	(.07)	(.12)	(.16)	(.09)	(.16)
From net realized gain	(7.01)	(10.05)	(5.19)	—	—
Total distributions	(7.08)	(10.17)	(5.35)	(.09)	(.16)

Net Asset Value, End of Period	$31.98	$34.32	$38.58	$39.41	$36.22

Total Return (%)	16.30	18.31	11.85	9.05	42.34
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$93,321	$111,605	$112,625	$159,820	$190,066
Ratios to average net assets (%):
Operating expenses, net (b)	.83	.82	.81	.79	.81
Operating expenses, gross	.85	.85	.83	.79	.81
Net investment income (loss) (b)	.47	.36	.18	.37	.36
Portfolio turnover rate (%)	142.82	154.76	156.39	125.94	132.27

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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International Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$50.56	$40.47	$35.17	$31.21	$24.75

Income From Operations
Net investment income (loss) (a)	1.01	.92	.68	.45	.38
Net realized and unrealized gain (loss)	12.07	9.96	5.40	4.33	6.54

Total income from operations	13.08	10.88	6.08	4.78	6.92

Distributions
From net investment income	(1.55)	(.79)	(.78)	(.82)	(.46)
From net realized gain	(5.06)	—	—	—	—

Total distributions	(6.61)	(.79)	(.78)	(.82)	(.46)

Net Asset Value, End of Period	$57.03	$50.56	$40.47	$35.17	$31.21

Total Return (%)	28.85	27.24	17.53	15.54	28.51
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$360,175	$378,505	$587,751	$491,855	$567,878
Ratios to average net assets (%):
Operating expenses, net (b)	.86	.86	.86	.87	.96
Operating expenses, gross	.88	.89	.89	.88	.96
Net investment income (loss) (b)	1.98	1.99	1.76	1.35	1.45
Portfolio turnover rate (%)	108.46	83.09	80.36	81.19	79.40

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Fixed Income I Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.83	$20.76	$21.88	$22.12	$22.16

Income From Operations
Net investment income (loss) (a)	1.04	.99	.80	.70	.79
Net realized and unrealized gain (loss)	(.05)	.04	(.61)	.48	.36

Total income from operations	.99	1.03	.19	1.18	1.15

Distributions
From net investment income	(1.05)	(.96)	(.78)	(.76)	(.75)
From net realized gain	—	—	(.53)	(.66)	(.44)
Total distributions	(1.05)	(.96)	(1.31)	(1.42)	(1.19)

Net Asset Value, End of Period	$20.77	$20.83	$20.76	$21.88	$22.12

Total Return (%)	4.90	5.11	.91	5.58	5.33
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$609,683	$550,383	$398,882	$285,228	$399,601
Ratios to average net assets (%):
Operating expenses, net (b)	.36	.35	.35	.33	.35
Operating expenses, gross	.38	.38	.37	.34	.35
Net investment income (loss) (b)	5.04	4.77	3.81	3.18	3.53
Portfolio turnover rate (%)	198.79	125.38	201.90	153.79	184.29

(a)	Average month-end shares outstanding were used for this calculation.

(b)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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Fixed Income III Fund—Class Y Shares

	Fiscal Year Ended October 31,
	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$10.46	$10.43	$10.74

Income From Operations
Net investment income (loss) (a)	.52	.64	.14
Net realized and unrealized gain (loss)	.02	(.13)	(.26)

Total income from operations	.54	.51	(.12)

Distributions
From net investment income	(.49)	(.45)	(.19)
From net realized gain	—	(.03)	—

Total distributions	(.49)	(.48)	(.19)

Net Asset Value, End of Period	$10.51	$10.46	$10.43

Total Return (%) (b)	5.30	5.03	(1.15)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$134,926	$101,240	$40,259
Ratios to average net assets (%):
Operating expenses, net (c)(d)	.63	.63	.64
Operating expenses, gross (c)	.66	.67	.67
Net investment income (loss) (c) (d)	5.01	4.60	3.74
Portfolio turnover rate (%) (b)	697.71	270.24	197.66

(1)	For the period June 23, 2005 (commencement of operations) to October 31, 2005.

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Equity I Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Equity Q Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Equity II Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

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PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

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International Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Fixed Income I Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Lehman Brothers Asset Management LLC, 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited, 10 Exchange Square Primrose Street, London, EC2A 2EN England.

Fixed Income III Fund

Bear Stearns Asset Management Inc., 237 Park Avenue, New York, NY 10017.

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

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The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

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RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Fund Distributors, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

71

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Russell Fund Distributors, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-062 (0208)

72

RUSSELL INVESTMENT COMPANY*

909 A Street

Tacoma, Washington 98402

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

February 29, 2008

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

This Statement of Additional Information (“Statement”) is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds’ Prospectuses, which may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference the Funds of Funds’ Annual Reports to Shareholders for the year ended October 31, 2007. Copies of the Funds of Funds’ Annual Reports accompany this Statement. This Statement also incorporates by reference the Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2007. Copies of the Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number.

This Statement describes the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the “LifePoints Target Portfolio Funds”), the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (collectively, the “LifePoints Target Date Funds”) and the Tax-Managed Global Equity Fund (together with the LifePoints Target Portfolio Funds and the LifePoints Target Date Funds, the “Funds of Funds”), each of which invests in different combinations of other funds (the “Underlying Funds”) which invests in different combinations of stocks, bonds and cash equivalents.

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy**	September 30, 1997	February 29, 2008
Growth Strategy***	September 16, 1997	February 29, 2008
Balanced Strategy	September 16, 1997	February 29, 2008
Moderate Strategy	October 2, 1997	February 29, 2008
Conservative Strategy	November 7, 1997	February 29, 2008
Tax-Managed Global Equity	February 1, 2000	February 29, 2008
2010 Strategy Fund	January 1, 2005	February 29, 2008
2020 Strategy Fund	January 1, 2005	February 29, 2008
2030 Strategy Fund	January 1, 2005	February 29, 2008
2040 Strategy Fund	January 1, 2005	February 29, 2008

*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.
**	On July 1, 2006, the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.
***	On July 1, 2006 the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:

FUND	INCEPTION DATE
Diversified Equity Fund	September 5, 1985
Special Growth Fund	September 5, 1985
Quantitative Equity Fund	May 15, 1987
International Securities Fund	September 5, 1985
Global Equity Fund*	February 28, 2007
Short Duration Bond Fund	October 30, 1981
Multistrategy Bond Fund	January 29, 1993
Real Estate Securities Fund	July 28, 1989
Emerging Markets Fund	January 29, 1993
Tax-Managed Large Cap Fund	October 7, 1996
Tax-Managed Mid & Small Cap Fund	December 1, 1999
Equity I Fund	October 15, 1981
Equity Q Fund	December 28, 1981
Equity II Fund	May 29, 1987
International Fund	January 31, 1983
Fixed Income III Fund	January 29, 1993

*	The Global Equity Fund became an Underlying Fund effective March 1, 2007.

Each of the Funds of Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds of Funds.

Fund	Class A	Class C	Class E	Class R1	Class R2	Class R3*	Class S
Equity Growth Strategy	X	X	X	X	X	X	X
Growth Strategy	X	X	X	X	X	X	X
Balanced Strategy	X	X	X	X	X	X	X
Moderate Strategy	X	X	X	X	X	X	X
Conservative Strategy	X	X	X	X	X	X	X
Tax-Managed Global Equity		X	X				X
2010 Strategy Fund	X		X	X	X	X	X
2020 Strategy Fund	X		X	X	X	X	X
2030 Strategy Fund	X		X	X	X	X	X
2040 Strategy Fund	X		X	X	X	X	X

*	Effective March 1, 2006 Class D Shares of these Funds were re-designated Class R3 Shares

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, as amended, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. RIC is a registered open-end management investment company. Each of the Funds of Funds is a nondiversified investment company for purposes of the Investment Company act of 1940 as amended (the “1940 Act”) because they invest in the securities of a limited number of issuers (i.e. the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Real Estate Securities Fund. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C, Class E, Class R2 and Class R3 Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class R3 Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, “Shares” in this Statement refers to all classes of Shares of the Funds of Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund of Funds may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund of Funds and that every written agreement, obligation or other undertaking of the Funds of Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund of Funds and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund of Funds itself would be unable to meet its obligations.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office for life unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC.

At January 31, 2008, the following shareholders owned 5% or more of any Class of any Fund of Funds’ Shares:

2010 Strategy Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 31.63%, Record.

THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 24.38%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 23.58%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.58%, Record.

2010 Strategy Fund - Class E—CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 83.13%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 13.98%, Record.

2010 Strategy Fund - Class R1—TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 43.50%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 26.01%, Record.

NABANK & CO, PO BOX 2180, TULSA OK 74101-2180, 19.44%, Record.

2010 Strategy Fund - Class R2—AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 45.75%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 24.41%, Record.

AST CAPITAL TRUST COMPNY CUST, FBO PLUMBERS & STEAMFITTERS LOCAL, 434 & MCA SUPPLEMENTAL 401K RET, PO BOX 52129, PHOENIX AZ 85072-2129, 11.61%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.94%, Record.

2010 Strategy Fund - Class R3—GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 30.35%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 27.79%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 14.70%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.38%, Record.

2010 Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 71.74%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 25.79%, Record.

2020 Strategy Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 20.39%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 14.86%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.43%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.49%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.09%, Record.

2020 Strategy Fund - Class E—CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 82.02%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 12.84%, Record.

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2020 Strategy Fund - Class R1—COMMERCE TRUST COMPANY TTEE, CUST FBO VARIOUS RETIREMENT PLANS, 801 PENNSYLVANIA AVE, KANSAS CITY MO 33.29%, Record.

NABANK & CO, PO BOX 2180, TULSA OK 74101-2180, 22.26%, Record.

MARSHALL & ILSLEY TRUST COMPANY NA, FBO VARIOUS RETIREMENT PLANS, 801 PENNSYLVANIA AVE, KANSAS CITY MO 16.01%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 15.74%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.27%, Record.

2020 Strategy Fund - Class R2—AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 31.21%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 24.54%, Record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 16.82%, Record.

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 15.69%, Record.

AST CAPITAL TRUST COMPNY CUST, FBO PLUMBERS & STEAMFITTERS LOCAL, 434 & MCA SUPPLEMENTAL 401K RET, PO BOX 52129, PHOENIX AZ 85072-2129, 6.15%, Record.

2020 Strategy Fund - Class R3—ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 35.60%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 17.78%, Record.

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 16.84%, Record.

PATTERSON & CO, FBO MASCOMA SAVINGS BANK 401K, PSP 1055010895, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288- 5.31%, Record.

2020 Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 64.92%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 26.84%, Record.

2030 Strategy Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 32.00%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.85%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.17%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.07%, Record.

2030 Strategy Fund - Class E—CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 75.58%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 22.40%, Record.

2030 Strategy Fund - Class R1—NABANK & CO, PO BOX 2180, TULSA OK 74101-2180, 37.40%, Record. TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 18.94%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 17.10%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.77%, Record. GPC SECURITIES, INC. (FKA AMVESCAP), 7.31%, Record.

2030 Strategy Fund - Class R2—TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 28.59%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 28.57%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 21.13%, Record.

3

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.42%, Record.

AST CAPITAL TRUST COMPNY CUST, FBO PLUMBERS & STEAMFITTERS LOCAL, 434 & MCA SUPPLEMENTAL 401K RET, PO BOX 52129, PHOENIX AZ 85072-2129, 6.64%, Record.

2030 Strategy Fund - Class R3—ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 31.36%, Record.

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 27.03%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 15.95%, Record.

2030 Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 47.85%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 37.15%, Record.

COUNSEL TRUST, FBO LIPMAN HEARNE INC SAVINGS PLAN, & TRUST, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222- 5.58%, Record.

2040 Strategy Fund - Class A—THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 24.36%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 11.43%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.49%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.05%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.51%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.44%, Record.

2040 Strategy Fund - Class E—CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 71.49%, Record.

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 26.26%, Record.

2040 Strategy Fund - Class R1—NABANK & CO, PO BOX 2180, TULSA OK 74101-2180, 36.91%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 17.34%, Record.

GPC SECURITIES, INC. (FKA AMVESCAP), 14.48%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.93%, Record.

GPC SECURITIES, INC. (FKA AMVESCAP), 7.26%, Record.

2040 Strategy Fund - Class R2—TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 37.60%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 23.90%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 15.74%, Record.

AST CAPITAL TRUST COMPNY CUST, FBO PLUMBERS & STEAMFITTERS LOCAL, 434 & MCA SUPPLEMENTAL 401K RET, PO BOX 52129, PHOENIX AZ 85072-2129, 12.30%, Record.

RUSSELL FUND SERVICES COMPANY, ATTN MARK SWANSON, PO BOX 1616, TACOMA WA 98401-1616, 5.40%, Record.

2040 Strategy Fund - Class R3—ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 25.84%, Record.

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 23.48%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 19.77%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 13.15%, Record.

FIRST UNION NATIONAL BANK, MUTUAL FUNDS BLDG -3C4; TRUST OPS NC-1151, 1525 WEST WT HARRIS BLVD., CHARLOTTE, NC, 5.39%, Record.

4

2040 Strategy Fund - Class S—CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 52.03%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 39.09%, Record.

Balanced Strategy Fund - Class E—JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 26.37%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 22.89%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.50%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 16.01%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.43%, Record.

Balanced Strategy Fund - Class R1—WILMINGTON TRUST COMPANY, 36.14%, Record.

COUNSEL TRUST FBO, GILMORE & BELL PC 401K PSP & TRUST, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 17.33%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 14.13%, Record.

COUNSEL TRUST CO FBO, WILMINGTON HEALTH ASSOC, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 13.17%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.87%, Record.

Balanced Strategy Fund - Class R2—AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 46.28%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 14.14%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 9.64%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON DEFERRED PS, PO BOX 60520, LOS ANGELES CA 90060-0520, 8.25%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON 401K, PO BOX 60520, LOS ANGELES CA 90060-0520, 5.74%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.18%, Record.

Balanced Strategy Fund - Class R3—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 65.69%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 17.93%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.97%, Record.

Balanced Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.51%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 17.52%, Record.

Conservative Strategy Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 10.64%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.75%, Record.

Conservative Strategy Fund - Class C—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.48%, Record.

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Conservative Strategy Fund - Class E—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 30.46%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.69%, Record.

JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 15.55%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.24%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.37%, Record. DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.02%, Record.

Conservative Strategy Fund - Class R1—MG TRUST COMPANY CUST FBO, ILLINOIS AUTO ELECTRIC CO, 700 17TH ST STE 300, DENVER CO 80202-3531, 42.63%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.25%, Record.

COUNSEL TRUST CO FBO, WILMINGTON HEALTH ASSOC, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 15.63%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 13.82%, Record.

Conservative Strategy Fund - Class R2—AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 33.89%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 25.98%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON 401K, PO BOX 60520, LOS ANGELES CA 90060-0520, 8.07%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON DEFERRED PS, PO BOX 60520, LOS ANGELES CA 90060-0520, 7.85%, Record.

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.01%, Record.

CITY NATIONAL BANK, FBO STEPTOE & JOHNSON PSP CLASS O, PO BOX 60520, LOS ANGELES CA 90060-0520, 5.25%, Record.

Conservative Strategy Fund - Class R3—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 67.79%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 20.46%, Record.

Conservative Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 40.04%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.09%, Record.

Equity Growth Strategy Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.05%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 19.90%, Record.

JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 19.69%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 19.58%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.63%, Record.

Equity Growth Strategy Fund - Class R1—TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 21.85%, Record.

MG TRUST COMPANY CUST FBO, ILLINOIS AUTO ELECTRIC CO, 700 17TH ST STE 300, DENVER CO 80202-3531, 20.35%, Record.

GPC SECURITIES, INC. (FKA AMVESCAP), 16.11%, Record. COUNSEL TRUST CO FBO, WILMINGTON HEALTH ASSOC, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 15.13%, Record.

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GPC SECURITIES, INC. (FKA AMVESCAP), 7.64%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.35%, Record.

MG TRUST COMPANY CUST, FBO AMERLINK LTD ESOP AND 401K PLAN, 700 17TH ST STE 300, DENVER CO 80202-3531, 5.92%, Record.

Equity Growth Strategy Fund - Class R2—CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON DEFERRED PS, PO BOX 60520, LOS ANGELES CA 90060-0520, 30.90%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 20.70%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON 401K, PO BOX 60520, LOS ANGELES CA 90060-0520, 15.87%, Record.

CITY NATIONAL BANK, FBO STEPTOE & JOHNSON PSP CLASS O, PO BOX 60520, LOS ANGELES CA 90060-0520, 14.61%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.41%, Record.

Equity Growth Strategy Fund - Class R3—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 66.46%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.14%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.24%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 5.89%, Record.

Equity Growth Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.72%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 14.09%, Record. WELLS FARGO BANK N.A., 5.16%, Record.

Growth Strategy Fund - Class E—JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 27.69%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 22.97%, Record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 16.87%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.62%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.13%, Record.

Growth Strategy Fund - Class R1—WILMINGTON TRUST COMPANY, 30.95%, Record.

MG TRUST COMPANY CUST FBO, ILLINOIS AUTO ELECTRIC CO, 700 17TH ST STE 300, DENVER CO 80202-3531, 16.15%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.63%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 10.62%, Record. COUNSEL TRUST CO FBO, WILMINGTON HEALTH ASSOC, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 7.10%, Record. COUNSEL TRUST FBO, GILMORE & BELL PC 401K PSP & TRUST, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 6.67%, Record.

Growth Strategy Fund - Class R2—AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 33.20%, Record.

CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON 401K, PO BOX 60520, LOS ANGELES CA 90060-0520, 12.65%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 10.87%, Record.

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CITY NATIONAL BANK CUST, FBO STEPTOE & JOHNSON DEFERRED PS, PO BOX 60520, LOS ANGELES CA 90060-0520, 9.80%, Record.

CITY NATIONAL BANK, FBO STEPTOE & JOHNSON PSP CLASS O, PO BOX 60520, LOS ANGELES CA 90060-0520, 9.63%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.58%, Record.

Growth Strategy Fund - Class R3—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 68.46%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 17.52%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 6.66%, Record.

Growth Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.86%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 17.11%, Record.

Moderate Strategy Fund - Class C—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.70%, Record.

Moderate Strategy Fund - Class E—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 30.05%, Record.

JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 18.36%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 16.65%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.86%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.82%, Record.

Moderate Strategy Fund - Class R1—MG TRUST COMPANY CUST FBO, ILLINOIS AUTO ELECTRIC CO, 700 17TH ST STE 300, DENVER CO 80202-3531, 25.71%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.27%, Record.

COUNSEL TRUST CO FBO, WILMINGTON HEALTH ASSOC, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 19.30%, Record.

TRUST LYNX & CO #0078A, PO BOX 173736, DENVER CO 80217-3736, 16.59%, Record. COUNSEL TRUST DBA MATC, FBO WASHINGTON COUNTY MENTAL, HEALTH SERVICES INC 403B PLAN, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 11.62%, Record.

Moderate Strategy Fund - Class R2—AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 45.46%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 20.66%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 13.63%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.03%, Record.

Moderate Strategy Fund - Class R3—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 69.24%, Record.

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PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 18.86%, Record.

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 5.60%, Record.

Moderate Strategy Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.79%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 11.33%, Record.

Tax-Managed Global Equity Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.38%, Record.

MERRILL LYNCH PF & S INC., 4800 DEAR LAKE DR E, JACKSONVILLE, FL, 32246, 13.10%, Record.

A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 9.06%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.02%, Record.

At January 31, 2008, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Conservative Strategy Fund—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 27.08%, Record.

For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

The Trustees and officers of RIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds of Funds, including reviewing and approving the Funds of Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds of Funds’ adviser, and the money managers. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are five Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The trustees and officers of the Funds of Funds also serve in similar positions with the Underlying Funds. Thus, if the interests of one of the Funds of Funds and the Underlying Funds were to diverge, it is possible that a conflict of interest could arise. If such conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds of Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds of Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds of Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds of Funds’ records and the safekeeping

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arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2007, the Audit Committee held five meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Fund of Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2007, the Nominating and Governance Committee held one meeting.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds of Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Ms. Julie W. Weston and Messrs. Thaddas L. Alston, Jack R. Thompson and Greg J. Stark. For the fiscal year ending October 31, 2007, the Investment Committee held four meetings.

RIC paid $962,161 in the aggregate for the fiscal year ended October 31, 2007 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004	• Appointed until successor is duly elected and qualified	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”)	48	None
	• Trustee since 2007	• Until successor is chosen and qualified by Trustees

•     Chairman of the Board, President and CEO, RFD

•     Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•     Until 2004, Managing Director, of Individual Investor Services, FRC

•     2000 to 2004 Managing Director, Sales and Client Service, RIMCo

# Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616,	• Trustee since 2000 • Chairperson since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distributions Committee, WM Group of Funds, 1999-2006	48	• Director Avista Corp (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001 – 2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	48	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

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Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	48	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002	• Appointed until successor is duly elected and qualified	Retired	48	None
	• Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified
* Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

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Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	48	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	48	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	48	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	48	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

14

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•     Chief Compliance Officer, RIC

•     Chief Compliance Officer, RIF

•     Chief Compliance Officer, RIMCo

•     Chief Compliance Officer, RFSC

•     April 2002-May 2005, Manager, Global Regulatory Policy

•     1998-2002, Compliance Supervisor, Russell Investment Group

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•     President and CEO, RIC and RIF

•     Chairman of the Board, President and CEO, RIMCo

•     Chairman of the Board, President and CEO, RFD

•     Chairman of the Board, President and CEO, RFSC

•     Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•     Until 2004, Managing Director of Individual Investor Services, FRC

•     2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF • Director, Funds Administration, RIMCo, RFSC, RTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, FRC and RIA • Director and Secretary, RIMCo, RFSC and RFD • Secretary and Chief Legal Counsel, RIC and RIF

15

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2007

INTERESTED TRUSTEES	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
Michael J. Phillips*	$0	$0	$0	$0
Greg J. Stark**	$0	$0	$0	$0

INDEPENDENT TRUSTEES
Thaddas L. Alston	$96,387	$0	$0	$100,000
Kristianne Blake	$149,879	$0	$0	$155,500
Daniel P. Connealy	$97,367	$0	$0	$101,000
Jonathan Fine	$96,386	$0	$0	$100,000
Raymond P. Tennison, Jr.	$103,137	$0	$0	$107,000
Jack R. Thompson	$96,391	$0	$0	$100,000
Julie W. Weston	$108,919	$0	$0	$113,000

TRUSTEES EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson#	$53,312	$0	$0	$55,333
Paul Anton, Ph.D.##	$40,096	$0	$0	$41,600
William E. Baxter	$40,096	$0	$0	$41,600
Lee C. Gingrich	$40,096	$0	$0	$41,600
Eleanor W. Palmer	$40,096	$0	$0	$41,600

*	Effective December 31, 2006, Mr. Phillips retired from the Board of Trustees.
**	Mr. Stark was elected to the RIC Board of Trustees effective October 4, 2007.
#	Mr. Paul Anderson was elected Trustee Emeritus effective January 1, 2007.
##	Effective December 31, 2007, Dr. Anton’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2007

INTERESTED TRUSTEES	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX

Greg J. Stark	None	None	Over $100,000

INDEPENDENT TRUSTEES

Thaddas L. Alston	None	None	Over $100,000

Kristianne Blake	None	None	Over $100,000

Daniel P. Connealy	None	None	Over $100,000

Jonathan Fine	Growth Strategy Fund Balanced Strategy Fund	$10,001-$50,000 $10,001-$50,000	Over $100,000

Raymond P. Tennison, Jr.	None	None	Over $100,000

Jack R. Thompson	Equity Growth Strategy Fund	$10,001-$50,000	Over $100,000

Julie W. Weston	Growth Strategy Fund	$10,001-$50,000	Over $100,000

TRUSTEES EMERITUS

George F. Russell, Jr.	None	None	None

Paul E. Anderson	Balanced Strategy Fund	Over $100,000	Over $100,000

Paul Anton, Ph.D.*	Growth Strategy Fund	$10,001-$50,000	Over $100,000

William E. Baxter	None	None	$1,000-$10,000

Lee C. Gingrich	None	None	Over $100,000

Eleanor W. Palmer	None	None	None

*	Effective December 31, 2007, Dr. Anton’s term as Trustee Emeritus expired.

16

OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Fund Distributors, Inc.

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services, to RIC and RIMCo as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

17

ADVISER AND ADMINISTRATOR. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds of Funds and Underlying Funds, including developing the investment program for each Fund of Funds and Underlying Fund. RFSC, with the assistance of RIMCO and FRC, provides the Funds of Funds with office space, equipment and the personnel necessary to operate and administer the Funds of Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Until January 1, 2008, the Funds and Underlying Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Underlying Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Underlying Funds or in aggregate fees paid by the Underlying Funds for advisory and administrative services.

Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund of Funds among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund of Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.

RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers and for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds of Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo, as agent for RIC, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds of Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds of Funds.

The following Funds of Funds paid RIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2007, 2006 and 2005, respectively.

Funds of Funds	10/31/07	10/31/06	10/31/05
Equity Growth Strategy Fund	$3,873,625	$2,570,710	$1,782,046
Growth Strategy Fund	7,736,970	5,560,142	3,878,803
Balanced Strategy Fund	10,861,232	8,243,881	5,990,833
Moderate Strategy Fund	2,343,359	1,968,798	1,586,442
Conservative Strategy Fund	924,676	910,001	1,002,696
Tax-Managed Global Equity Fund	175,560	132,719	107,422
2010 Strategy Fund	40,402	12,752	5,640
2020 Strategy Fund	113,514	22,364	5,834
2030 Strategy Fund	80,179	19,779	5,556
2040 Strategy Fund	57,198	17,580	5,677

While RIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), RIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds’ inception through February 29, 2008. From November 2000 through June 30, 2005, certain direct operating expenses for each Fund of Funds were borne by the Underlying Funds in accordance with the Funds’ Special Servicing Agreements or by RIMCo. From July 1, 2005 through December 31, 2007, RIMCo, as transfer agent, agreed to waive its transfer agency fees and to reimburse the Funds of Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses. From January 1, 2008 to February 29, 2008, RFSC, as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds of Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

18

For the fiscal years ended October 31, 2007, 2006 and 2005, respectively, RIMCo waived and/or reimbursed fees in the following amounts for the LifePoints Target Portfolio Funds and the Tax-Managed Global Equity Fund: Equity Growth Strategy Fund: $3,873,625, $2,570,710 and $2,490,850; Growth Strategy Fund: $7,736,970, $5,560,142 and $5,403,573 ; Balanced Strategy Fund: $10,861,232, $8,243,881 and $8,346,093 ; Moderate Strategy Fund: $2,343,359, $1,968,798 and $2,071,391; Conservative Strategy Fund: $924,676, $ 910,001 and $1,303,936 ; and Tax-Managed Global Equity Fund: $175,560, $ 132,719 and $166,870. For the fiscal year ended October 31, 2007, 2006 and 2005, respectively, RIMCo waived fees for the LifePoints Target Date Funds in the following amounts: 2010 Strategy Fund: $40,402, $ 12,752 and $58,220; 2020 Strategy Fund: $113,514, $ 22,364 and $59,387; 2030 Strategy Fund: $80,179, $19,779 and $59,085; and 2040 Strategy Fund: $57,198, $ 17,580 and $59,173.

Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest.

For the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds, RIMCo has contractually agreed to waive, at least through February 28, 2009, its 0.20% advisory fee. This waiver may not be terminated during the relevant period except at the Board’s discretion. This agreement to waive expenses extends through February 28, 2009, and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

For the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds, RFSC, as transfer agent has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses. This agreement to reimburse expenses extends through February 28, 2009, and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

The Conservative Strategy Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.84% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. The Moderate Strategy Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.95% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. The Balanced Strategy Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.02% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. The Growth Strategy Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.09% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. The Equity Growth Strategy Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.16% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis. The Tax-Managed Global Equity Fund's annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.10% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

The caps listed in the paragraph above extend at least through February 28, 2009 and may be renewed thereafter. These caps may not be terminated during the relevant period except at the Board’s discretion. If this arrangement is discontinued, Fund expenses may increase. Direct and indirect fund-level operating expenses do not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses.

The Underlying Funds in which the Funds of Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2007, 2006, and 2005, respectively:

Fund	$Amount Paid			Annual rate (as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$30,919,507	$23,621,115	$17,834,938	0.72%	0.73%	0.73%
Special Growth	12,582,945	9,554,277	8,092,790	0.90%	0.90%	0.90%
Quantitative Equity	31,168,885	24,355,453	18,600,421	0.72%	0.73%	0.73%
International Securities	35,210,776	26,954,023	19,548,964	0.90%	0.90%	0.90%
Global Equity*	6,154,145	N/A	N/A	0.95%	N/A	N/A
Real Estate Securities	17,374,753	14,117,404	11,429,600	0.80%	0.80%	0.80%
Multistrategy Bond	29,115,940	13,388,732	9,887,816	0.59%	0.60%	0.60%
Tax-Managed Large Cap	3,820,905	3,164,647	2,776,806	0.70%	0.70%	0.70%
Tax-Managed Mid & Small Cap	2,432,046	1,905,548	1,483,682	0.98%	0.98%	0.98%
Emerging Markets	16,650,986	11,961,392	8,499,025	1.15%	1.15%	1.15%
Short Duration Bond	3,241,444	5,172,197	5,437,276	0.45%	0.45%	0.45%
Equity I	9,877,300	7,838,325	5,567,594	0.55%	0.55%	0.55%
Equity II	4,353,337	4,546,511	6,114,869	0.70%	0.70%	0.70%
Equity Q	9,533,647	8,472,726	7,881,044	0.55%	0.55%	0.55%
International	14,266,417	12,724,054	11,426,606	0.70%	0.70%	0.70%
Fixed Income III	5,816,173	3,607,880	2,670,565	0.50%	0.50%	0.50%

*	The Global Equity Fund commenced operations on February 28, 2007.

19

RIMCo and RFSC have contractually agreed to waive all or a portion of their advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on a Fund’s average daily net assets.

The following paragraphs list the current waivers and those that were in effect during the last three fiscal years for the Underlying Funds.

Current Waivers:

Beginning January 1, 2008, for the Tax-Managed Mid & Small Cap Fund, RIMCo has contractually agrees to waive, at least through February 28, 2009, up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Short Duration Bond Fund, RIMCo has contractually agreed to waive at least through February 28, 2009, up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Equity I, Equity II, Equity Q, International and Fixed Income III Funds, RFSC is currently waiving 0.02% of its 0.05% administrative fee.

Past Waivers:

For the Tax-Managed Mid & Small Cap Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 1.03% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $187,394, $178,899 and $134,550 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively. There was no reimbursement for the fiscal years ended October 31, 2005, 2006 and 2007, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,371,986, $1,823,871 and $2,425,797 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively.

Effective March 1, 2007, for the Short Duration Bond Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 0.50% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers for the fiscal year ended October 31, 2007. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $3,601,605 for the fiscal year ended October 31, 2007.

20

For the Class Y Shares of each Institutional Fund, RIMCo contractually agreed to waive through February 28, 2006, up to the full amount of its transfer agency fees to the extent that those fees affected “Other Expenses” of Class Y Shares of an Institutional Fund by one basis point or more. For the fiscal years ended October 31, 2005 and 2006, respectively, RIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

Effective September 15, 2004, for the Institutional Funds, RIMCo contractually agreed to waive through December 31, 2007, 0.02% of its 0.05% administrative fee. For the fiscal years ended October 31, 2005, 2006 and 2007 RIMCo waived administrative fees in the amounts of $202,458, $285,030 and $359,174 for the Equity I Fund, $174,710, $129,900 and $124,381 for the Equity II Fund, $286,583, $308,099 and $346,678 for the Equity Q Fund, $326,474, $363,544 and $407,612 for the International Fund, $232,533, $266,228 and $274,600 for the Fixed Income I Fund and $106,823, $144,315 and $232,647 for the Fixed Income III Fund, respectively.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo with respect to the Underlying Funds:

Fund	$Amount Paid			Annual rate (as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$21,829,539	$16,734,198	$12,476,501	0.51%	0.52%	0.51%
Special Growth	6,757,726	5,057,933	4,343,908	0.48%	0.48%	0.48%
Quantitative Equity	25,161,573	20,034,195	15,063,701	0.58%	0.60%	0.59%
International Securities	23,934,409	18,085,404	13,129,587	0.61%	0.60%	0.60%
Global Equity*	3,859,218	N/A	N/A	0.60%	N/A	N/A
Real Estate Securities	12,297,585	10,033,298	8,033,791	0.57%	0.57%	0.56%
Multistrategy Bond	24,018,900	10,777,185	7,961,513	0.49%	0.48%	0.48%
Tax-Managed Large Cap	2,263,169	1,790,336	1,630,879	0.41%	0.40%	0.41%
Tax-Managed Mid & Small Cap	1,583,634	1,225,531	946,086	0.64%	0.63%	0.62%
Emerging Markets	9,446,177	6,976,508	4,812,407	0.65%	0.67%	0.65%
Short Duration Bond	2,242,228	3,678,839	3,882,962	0.31%	0.32%	0.32%
Equity I	6,002,229	4,822,806	3,366,246	0.33%	0.34%	0.33%
Equity II	1,681,897	1,682,923	2,368,588	0.27%	0.26%	0.27%
Equity Q	7,074,888	6,511,796	5,929,651	0.41%	0.42%	0.41%
International	8,336,682	7,226,834	6,494,575	0.41%	0.40%	0.40%
Fixed Income III	4,615,845	2,795,816	2,071,681	0.40%	0.39%	0.39%

*	The Global Equity Fund commenced operations on February 28, 2007.

RIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the RIC Funds of Funds and Underlying Funds, oversee the money managers of the RIC Underlying Funds and have primary responsibility for the management of the Funds of Funds and Underlying Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the RIMCo Managers of the Funds of Funds are based on their management of the Fund of Funds consistent with the Fund of Fund's objectives. The RIMCo Managers for the Funds of Funds are evaluated on an ongoing basis with respect to achieving each Fund of Funds’ objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs. RIMCo manager evaluations are conducted by asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the regional chief investment officers. Russell's compensation committee approves salaries and bonuses after the regional chief investment officers' recommendations have been reviewed by the Chief Investment Officer.

Profit sharing contributions are made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

21

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS OF FUNDS

THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2007

RIMCO MANAGERS OF THE FUNDS OF FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND OF FUNDS MANAGED BY THE RIMCO MANAGER
Jill F. Johnson	None	Equity Growth Strategy Fund
	$10,001-$50,000	Growth Strategy Fund
	None	Balanced Strategy Fund
	None	Moderate Strategy Fund
	None	Conservative Strategy Fund
	None	Tax-Managed Global Equity Fund
	None	2010 Strategy Fund
	None	2020 Strategy Fund
	None	2030 Strategy Fund
	None	2040 Strategy Fund

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and allocation, is guided by the principal that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principal, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the Asset Class Directors who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the Asset Class Director and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF OCTOBER 31, 2007

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Jill F. Johnson	4	$62.7	0	$0	0	$0	$62.7

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Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ Statement of Additional Information.

MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of an Underlying Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisors or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2005, 2006 and 2007, fees paid to the money managers of the Underlying Funds were:

Fund	$Amount Paid			Annual rate (as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$9,089,968	$6,886,917	$5,358,437	0.21%	0.21%	0.22%
Special Growth	5,825,219	4,496,344	3,748,882	0.42%	0.42%	0.42%
Quantitative Equity	6,007,312	4,321,258	3,536,720	0.14%	0.13%	0.14%
International Securities	1,276,367	8,868,619	6,419,377	0.29%	0.30%	0.30%
Global Equity*	2,294,927	N/A	N/A	0.35%	N/A	N/A
Real Estate Securities	5,077,168	4,084,106	3,395,809	0.23%	0.23%	0.24%
Multistrategy Bond	5,097,040	2,611,547	1,926,303	0.10%	0.12%	0.12%
Tax-Managed Large Cap	1,557,736	1,374,311	1,145,927	0.29%	0.30%	0.29%
Tax-Managed Mid & Small Cap	848,412	680,017	537,596	0.34%	0.35%	0.36%
Emerging Markets	7,204,809	4,984,884	3,686,618	0.50%	0.48%	0.50%
Short Duration Bond	999,216	1,493,358	1,554,314	0.14%	0.13%	0.13%
Equity I	3,875,071	3,015,519	2,201,348	0.22%	0.21%	0.22%
Equity II	2,671,440	2,863,588	3,746,281	0.43%	0.44%	0.43%
Equity Q	2,458,759	1,960,930	1,951,393	0.14%	0.13%	0.14%
International	5,929,735	5,497,220	4,932,031	0.29%	0.30%	0.30%
Fixed Income III	1,200,328	812,064	598,884	0.10%	0.11%	0.11%

*	The Global Equity Fund commenced operations on February 28, 2007.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes.

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The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building 200 Newport Avenue North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. RFD or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Management and Advisors, L.P.	Yes	No	Yes

AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Altrinsic Global Advisors, LLC	Yes	No	Yes

AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes

Armstrong Shaw Associates Inc.	Yes	Yes, subject to blackout periods	Yes

Arnhold and S.Bleichroeder Advisers, LLC	Yes	Yes, subject to blackout periods	Yes

Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes

Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Bear Stearns Asset Management Inc.	Yes	Yes, subject to blackout periods	Yes

Chartwell Investment Partners	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

ClariVest Asset Management, LLC	Yes	No	Yes

Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes

David J. Greene and Company, LLC	Yes	Yes	Yes

Delaware Management Company, a series of Delaware Management Business Trust	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Delphi Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Drake Capital Management, LLC	Yes	Yes, subject to blackout periods	Yes

Franklin Portfolio Associates, LLC	Yes	Yes, subject to blackout periods	Yes

Gartmore Global Partners	Yes	Yes, subject to blackout periods	Ye

Genesis Asset Managers, LLP	Yes	Yes, subject to blackout periods	Yes

Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Gould Investment Partners LLC	Yes	Yes	Yes

Harding, Loevner Management, L.P.	Yes	Yes, subject to blackout periods	Yes

Heitman Real Estate Securities LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Hyperion Brookfield Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes

Institutional Capital LLC	Yes	No	Yes

INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes

J.P. Morgan Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes

Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Lehman Brothers Asset Management LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes

Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc.	No	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes

Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes

Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes

Netols Asset Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Palisades Investment Partners, LLC	Yes	Yes, subject to blackout periods	Yes

PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes

Parametric Portfolio Associates LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes

RREEF America L.L.C.	Yes	Yes, subject to blackout periods	Yes

Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes

Sands Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes

Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes

STW Fixed Income Management Ltd.	Yes	Yes	Yes

Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes

T. Rowe Price International, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Transamerica Investment Partners, Inc.	Yes	Yes, subject to blackout periods	Yes

Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes

Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes

UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Wellington Management Company, LLP	Yes	Yes, subject to blackout periods	Yes

Western Asset Management Company	Yes	Yes, subject to blackout periods	Yes

Western Asset Management Company Limited	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.

For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class C and Class R3 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class C or Class R3 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Fund of Funds, the Distribution Plan provides that each Fund of Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class C and Class R3 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class C and Class R3 Shares of such Fund of Funds. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than

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fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

Under the Distribution Plan, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as “Selling Agents.”

Under the Distribution Plan, the following Funds of Funds’ Class A, Class C and Class R3 Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2007, 2006 and 2005 (these amounts were for compensation to dealers):

Funds of Funds	Class A	Class C	Class R3	Class A	Class C	Class R3
	10/31/07	10/31/07	10/31/07	10/31/06	10/31/06	10/31/06
Equity Growth Strategy Fund	$757,520	$4,133,071	$1,236,224	$379,369	$2,721,853	$925,759
Growth Strategy Fund	2,188,304	7,651,677	2,271,089	1,294,937	5,402,839	1,807,073
Balanced Strategy Fund	2,952,419	11,652,646	3,071,513	1,998,374	8,657,749	2,513,017
Moderate Strategy Fund	466,715	2,001,013	949,021	365,309	1,579,788	841,076
Conservative Strategy Fund	125,655	634,171	477,735	104,876	628,334	429,307
Tax-Managed Global Equity Fund	N/A	173,860	N/A	N/A	132,839	N/A
2010 Strategy Fund	4,689	N/A	22,772	3,211	N/A	6,004
2020 Strategy Fund	4,013	N/A	65,469	3,769	N/A	12,766
2030 Strategy Fund	8,231	N/A	45,325	5,092	N/A	10,779
2040 Strategy Fund	5,192	N/A	39,452	3,751	N/A	8,675

Funds of Funds	Class A	Class C	Class R3
	10/31/05	10/31/05	10/31/05
Equity Growth Strategy Fund	$174,402	$1,830,772	$683,559
Growth Strategy Fund	660,374	3,636,454	1,380,364
Balanced Strategy Fund	1,098,511	6,094,776	2,013,306
Moderate Strategy Fund	218,155	1,258,185	715,299
Conservative Strategy Fund	80,297	628,243	390,417
Tax-Managed Global Equity Fund	N/A	104,229	N/A
2010 Strategy Fund	409	N/A	2,478
2020 Strategy Fund	409	N/A	2,714
2030 Strategy Fund	409	N/A	2,363
2040 Strategy Fund	409	N/A	2,514

Class D Shares were first issued on January 1, 2005 for the LifePoints Target Date Funds. Class D Shares of both the LifePoints Target Portfolio Funds and LifePoints Target Date Funds were re-designated as Class R3 Shares on March 1, 2006. Class A Shares were first issued September 1, 2005 for the LifePoints Target Date Funds.

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds (“Services Plan”). This plan is referred to as the “Service Plan.”

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the

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beneficial owners or record holders of Shares of Class C, Class E, Class R2 or Class R3, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class C, Class E, Class R2 or Class R3. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class C, Class E, Class R2 or Class R3 may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund of Funds’ Class C, Class E, Class R2, or Class R3 Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds’ Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Funds of Funds’ Class C, Class E, Class R2 and Class R3 Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2007:

Funds of Funds	Class C	Class E	Class R2	Class R3
Equity Growth Strategy Fund	$1,377,690	$716,371	$54,873	$1,236,224
Growth Strategy Fund	2,550,559	1,446,361	34,370	2,271,089
Balanced Strategy Fund	3,884,215	1,744,215	48,553	3,071,513
Moderate Strategy Fund	667,005	495,249	7,658	949,021
Conservative Strategy Fund	211,390	207,021	6,369	477,735
Tax-Managed Global Equity Fund	57,953	N/A	N/A	N/A
2010 Strategy Fund	N/A	9,129	771	22,772
2020 Strategy Fund	N/A	15,572	6,025	65,456
2030 Strategy Fund	N/A	20,563	4,841	45,314
2040 Strategy Fund	N/A	12,961	3,801	39,441

Class D Shares of both the LifePoints Target Date Funds and the LifePoints Target Portfolio Funds were re-designated as Class R3 Shares on March 1, 2006.

UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records ; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse until February 28, 2009 all or a portion of their advisory and administrative fees with respect to certain Underlying Funds.

FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIMCo and RFSC have agreed to waive certain of their fees and reimburse the Funds for certain direct operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. The agreement to waive and reimburse expenses extends through February 28, 2009 and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

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Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class R1, R2 and R3 Shares are only available to (1) employee benefit and other plans , such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class R1, R2 and R3 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

Class A Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Class A shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

The LifePoints Target Portfolio Funds and the LifePoints Target Date Funds receive the entire net asset value of all Class A shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	—0—	—0—	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the LifePoints Target Portfolio Funds and the LifePoints Target Date Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

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Commissions are paid to Financial Intermediaries on Class A share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

Sales Charge Waivers and Reductions

Please see the applicable LifePoints Target Portfolio or LifePoints Target Date Funds’ prospectuses for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class C Shares of the LifePoints Target Portfolio Funds and the Tax-Managed Global Equity Fund

Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds’ distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of the Funds of Funds

Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the Funds of Funds

Financial Intermediaries will receive no shareholder services or distribution fees for Class S shares.

Class R1 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries will receive no shareholder services or distribution fees for Class R1 shares.

Class R2 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries that sell Class R2 shares will receive the shareholder services fee payable under the Funds of Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R2 shares sold by them.

Class R3 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries that sell Class R3 shares will receive the shareholder services fee payable under the Funds of Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R3 shares sold by them and the distribution fee payable under the Funds of Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class R3 shares sold by them.

Class S Shares of all Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year or opened your fee-based account prior to July 1, 2007, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. Russell believes that an exchange between classes of the same Fund is not a taxable event, however please consult with your tax adviser for more information.

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Class S and E Shares of All Funds

Except for the Money Market Fund, Class S and E Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S, or E Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares.

The Funds generally do not have the ability to enforce these limitations on access to Class S or E Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S and E Shares available to those categories of investors listed above that qualify for access to Class S and E Shares. However, the Funds will not knowingly sell Class S, or E Shares to any investor not meeting one of the foregoing criteria.

Minimum Initial Investment Requirements.

There is currently no required minimum initial investment for Shares of the Funds of Funds. However, each Fund of Funds reserves the right to close any account for Class A, C, E or S Shares whose balance falls below $1,000. Class R1, R2 and R3 Shares are only available to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class R1, R2 and R3 Shares are not available to any other category of investor including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or individual 403(b) plans. Each Fund of Funds reserves the right to change the categories of investors eligible to purchase its Shares.

Uncashed Checks.

Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund of Fund by dividing the current value of the Fund of Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund of Fund outstanding, and rounding to the nearest cent.

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PRICING OF SECURITIES. The Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Global Equity, International, Fixed Income III and Multistrategy Bond Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund of Funds that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund of Funds’ Shares may change on a day when you will not be able to purchase or redeem that Fund of Funds’ Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund of Funds does not price its Shares.

PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds’ Shares; (ii) change the percentages of each Fund of Funds’ assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds’ assets among the Underlying Funds generally within the percentage limits described in the Prospectus. The increase in the portfolio turnover rate for the Moderate Strategy and Conservative Strategy Funds for the fiscal year ended October 31, 2007 was due to the change of those Funds’ asset allocation to the Underlying Funds in which they invested.

The portfolio turnover rates for the fiscal years ended October 31, 2007 and 2006 were:

Funds of Funds	10/31/07	10/31/06
Equity Growth Strategy Fund	17.68%	3.27%
Growth Strategy Fund	16.18	2.14
Balanced Strategy Fund	33.75	2.80
Moderate Strategy Fund	78.30	5.71
Conservative Strategy Fund	79.31	16.00
Tax-Managed Global Equity Fund	11.75	9.32
2010 Strategy Fund	93.17	70.61
2020 Strategy Fund	43.86	46.56
2030 Strategy Fund	31.07	104.15
2040 Strategy Fund	21.79	88.23

PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by RIMCo or the money manager for the Underlying Funds’ cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of RIC) decides to purchase the same security. In addition, when a money manager’s services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31, 2007 and 2006, respectively, were as follows: Diversified Equity Fund, 111% and 97%, Special Growth Fund, 144% and 155%, Quantitative Equity Fund, 101% and 105%, International Securities Fund, 108% and 77%, Short Duration Bond Fund, 173% and 112%, Multistrategy Bond Fund, 756% and 262%, Real Estate Securities Fund, 70% and 49%, Emerging Markets Fund, 67% and 69%, Tax-Managed Large Cap Fund, 50% and 61%, Tax-Managed Mid & Small Cap Fund, 57% and 54%, Equity I Fund, 113% and 98%, Equity Q Fund 121% and 106%, Equity II Fund 143% and 155%, International Fund 108% and 83%, and Fixed Income III Fund 698% and 270%. The Global Equity Fund commenced operations on February 28, 2007. For the fiscal period ended October 31, 2007, the annual portfolio turnover rate for the Global Equity Fund was 62%.

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For the Fixed Income III and Multistrategy Bond Funds the increase in portfolio turnover rates for the fiscal year ended October 31, 2007 was a result of changes to the asset allocation of certain RIC Funds of Funds that invest in these Funds.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS The Funds of Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund of Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund of Funds portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund of Funds and its adviser. Disclosure is permissible only when a Fund of Funds, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund of Funds complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds of Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund of Funds complete portfolio holdings will be available on the Funds’ website following each month end. Such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund of Funds top ten portfolio holdings as of the last day of each month will be available on the Fund of Funds’ website no later than 15 calendar days after each month end.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds of Funds’ website a statement relating to such event which may include information regarding the Funds of Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds of Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds of Funds for the purpose of facilitating management of the Funds of Funds portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Cigna, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds of Funds or identify Fund of Funds position sizes.

In addition, the Funds of Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds of Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc., (“GSI”), and Institutional Shareholder Services Inc. (“ISS”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Fund of Funds. In order to facilitate the review of the Funds of Funds by these rating agencies, the Funds of Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund of Funds shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

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Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds of Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund of Funds are in the best interests of such Fund of Funds shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund of Funds shareholders and the interests of the Funds of Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds of Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds of Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds of Funds’ Boards of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds of Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds of Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Fund of Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds of Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). RIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds of Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care; against indemnification proposals that would expand coverage beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions and corporate restructuring proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

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•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of. If the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC's website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Underlying Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Underlying Funds effect certain transactions through BNY ConvergeEX Group – LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Underlying Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money

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managers allocate through LJR based upon asset class, investment style and other factors.

LJR retains a portion of all commissions generated, to provide commission recapture to the Funds. Trades through RIS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager for the Underlying Funds may independently effect transactions through RIS, LJR or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager are required by law to benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

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BROKERAGE COMMISSIONS. During the fiscal years ended October 31, 2007, 2006 and 2005, the total brokerage commissions paid by the Underlying Funds were:

	2007	2006	2005
Diversified Equity	$5,630,870	$5,303,771	$4,653,875
Special Growth	3,938,050	3,257,822	3,153,276
Quantitative Equity	3,191,955	2,902,158	2,532,812
International Securities	8,261,770	5,776,382	4,613,979
Global Equity*	1,710,574	N/A	N/A
Real Estate Securities	2,565,237	1,694,302	1,936,853
Multistrategy Bond	221	42,895	0
Tax–Managed Large Cap	356,951	377,671	294,471
Tax–Managed Mid & Small Cap	349,732	340,854	344,246
Emerging Markets	2,916,325	2,470,731	2,591,323
Equity I	2,490,240	2,459,543	2,061,281
Equity II	1,809,526	2,101,478	3,487,619
Equity Q	1,224,915	1,230,704	1,494,594
International	4,415,365	3,413,630	3,404,529
Fixed Income III	24	13,920	0

*	The Global Equity Fund commenced operations on February 28, 2007.

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The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Short Duration Bond Fund normally does not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended October 31, 2007, approximately $1.57 million of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets. Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended October 31, 2007, 2006 and 2005 from portfolio transactions effected for the Underlying Funds, were as follows:

	2007		2006		2005
Affiliated Broker/Dealer	Commissions	Percent of Total Commissions	Commissions	Percent of Total Commissions	Commissions	Percent of Total Commissions

David J. Greene and Company, LLC
Special Growth	2,925	0.01%	16,561	0.05%	2,442	0.01%
Equity II	2,703	0.01%	14,601	0.05%	17,830	0.05%
Total	5,628	0.02%	31,162	0.10%	20,272	0.06%
Russell Implementation Services, Inc.
Diversified Equity	1,541,228	3.83%	2,495,189	7.67%	2,262,478	7.12%
Special Growth	502,570	1.25%	464,356	1.42%	415,163	1.31%
Quantitative Equity	583,613	1.45%	533,326	1.64%	1,079,483	3.40%
International Securities	1,385,590	3.45%	731,479	2.25%	1,346,203	4.24%
Global Equity*	690,297	1.72%	N/A	N/A	N/A	N/A
Real Estate Securities	196,664	0.49%	19,213	0.06%	160,195	0.50%
Multistrategy Bond	0	0.00%	39,764	0.12%	0	0.00%
Tax-Managed Large Cap	73,577	0.18%	138,786	0.42%	82,392	0.26%
Tax-Managed Mid & Small Cap	0	0.00%	4,760	0.01%	27,698	0.08%
Emerging Markets	153,697	0.38%	291,574	0.90%	99,696	0.31%
Equity I	450,013	1.12%	699,747	2.15%	1,005,253	3.17%
Equity II	221,357	0.55%	312,131	0.96%	593,088	1.87%
Equity Q	191,799	0.48%	187,846	0.58%	720,674	2.27%
International	743,413	1.85%	376,857	1.16%	971,252	3.06%
Total	6,733,818	16.75%	6,295,028	19.34%	8,763,575	27.59%
Goldman Sachs
Special Growth	0	0.00%	0	0.00%	6,794	0.02%
Equity II	0	0.00%	0	0.00%	4,846	0.02%
Total	0	0.00%	0	0.00%	11,640	0.04%
UBS Asset Management
International Securities	9,867	0.02%	0	0.00%	0	0.00%
Emerging Markets	2,717	0.01%	0	0.00%	0	0.00%
International	5,175	0.01%	0	0.00%	0	0.00%
Total	17,759	0.04%	0	0.00%	0	0.00%

*	The Global Equity Fund commenced operations on February 28, 2007.

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During the fiscal year ended October 31, 2007, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The value of broker–dealer securities held as of October 31, 2007, was as follows:

Fund	Citigroup Global Markets, Inc.	J. P. Morgan Securities, Inc.	Goldman, Sachs & Co.	Investment Technology Group Inc.	Credit Suisse First Boston Corp.
Diversified Equity	$67,262,615		$86,391,691
Special Growth
Quantitative Equity	86,795,850		63,665,856	$1,252,810
International Securities	3,327,327				$11,233,076
Global Equity			11,999,328
Real Estate Securities
Multistrategy Bond	85,154,300	$44,770,691	36,810,544		36,906,014
Tax-Managed Large Cap	8,237,540		7,249,181
Tax–Managed Mid & Small Cap				818,349
Emerging Markets	8,878,291
Short Duration Bond	11,224,204	1,837,557	2,792,814		897,154
Equity I	28,321,886		34,921,763
Equity II
Equity Q	33,371,339		24,395,328	641,070
International	2,551,967				6,325,078
Fixed Income III	22.493.169	12,021,028	7,926,430		6,406,128

	$357,618,488	$58,629,276	$276,152,935	$2,712,229	$61,767,450

Fund	Lehman Brothers Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Deutsche Bank Securities, Inc.	Bank of America Securities LLC
Diversified Equity	$14,822,320	$20,532,220	$802,560
Special Growth
Quantitative Equity		33,049,612
International Securities			8,263,329
Global Equity		2,416,332
Real Estate Securities
Multistrategy Bond	76,536,076	46,114,424	6,781,926	$134,980,759
Tax-Managed Large Cap	2,109,222	2,132,446
Tax–Managed Mid & Small Cap
Emerging Markets		1,535,985
Short Duration Bond	2,754,194	3,852,974	2,069,430	5,172,577
Equity I	6,273,257	8,694,834	347,776
Equity II
Equity Q		13,322,836
International			5,113,940
Fixed Income III	17,682,659	8,538,841	1,600,459	27,097,000

	$120,177,728	$140,190,504	$24,979,420	$167,250,336

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INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

Each Fund of Funds’ investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds’ shareholders. If a Fund of Funds’ investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds’ shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds’ investment objectives are set forth in the respective Prospectus.

INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

No Fund of Funds may:

1. Purchase securities if, as a result of such purchase, the Fund of Funds’ investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds’ investment policies set forth in the Fund of Funds’ Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund of Funds’ presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

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With regards to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds’ investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.

Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.

With regards to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.

Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund of Funds may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds of Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

Each Underlying Fund’s investment objective, with the exception of Equity Q Fund and International Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Equity Q Fund and International Fund are fundamental which means that they may only be changed with the approval of a majority of each Underlying Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).

No Underlying Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or

42

instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Real Estate Securities Fund concentrates its investments in real estate securities. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

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No Underlying Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Underlying Funds will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and non-principal investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds.

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Underlying Fund	Principal Investments	Non-Principal Investments
Diversified Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

Special Growth Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies, including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

International Securities Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Warrants and convertible securities

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Global Equity Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic foreign equity securities

Warrants and convertible securities

Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When issued and forward commitment securities Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt , including Brady Bonds Illiquid Securities

Credit and Liquidity enhancements

Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations

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Underlying Fund	Principal Investments	Non-Principal Investments
Multistrategy Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When issued and forward commitment securities Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt, including Brady Bonds Illiquid Securities

Credit and Liquidity enhancements

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles

Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities	Cash Reserves Lending Portfolio Securities Illiquid Securities Depositary Receipts

Emerging Markets Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Synthetic foreign equity securities Foreign Securities (specifically emerging market securities) Derivatives	Cash Reserves Warrants Pooled Investment Vehicles Convertible debt securities Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Tax-Managed Large Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

Tax-Managed Mid & Small Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets REITs

Equity I Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

Equity II Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

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Underlying Fund	Principal Investments	Non-Principal Investments
Equity Q Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

International Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Convertible securities and warrants

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Fixed Income III Fund

Debt Securities including corporate debt, asset-backed securities and mortgage backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When issued and forward commitment securities Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt , including Brady Bonds Illiquid Securities

Credit and Liquidity enhancements

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Underlying Funds may invest in the foregoing table.

The Diversified Equity, Special Growth, Quantitative Equity, International Securities, Global Equity, Real Estate Securities, Emerging Markets, Equity I, Equity Q, Equity II, and International Funds, are referred to collectively as the “Underlying Equity Funds.”

The Multistrategy Bond, Short Duration Bond and Fixed Income III Funds are referred to collectively as the “Underlying Fixed Income Funds.”

General Investment Strategies and Portfolio Instruments

Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, RIMCo or a money manager invests the Underlying Funds’ cash reserves in short term instruments, including certain RIC money market funds. In addition to investing in such short term investments, as described below, the Underlying Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets.

Each Underlying Fund that invests its cash reserves in RIC's Money Market Fund does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund’s total assets. The Money Market Fund seeks to maximize current income to the extent consistent with the

47

preservation of capital and liquidity by investing solely in short–term money market instruments. The Underlying Funds will invest cash reserves in RIC’s Money Market Fund only so long as it does not adversely affect the portfolio management and operations of the Money Market Fund and RIC's other Funds. The Money Market Fund, and the Underlying Funds investing in it, treat such investments as the purchase and redemption of the Money Market Fund’s Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in RIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves for all Underlying Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds’ Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as, in the case of the Underlying Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying Fund's portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to a Securities Lending Agency Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which an Underlying Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

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Each Underlying Fund retains most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Underlying Funds invest cash collateral received in high–quality short–term debt instruments, short–term bank collective investment vehicles and money market mutual funds (including a money market fund advised by RIMCo for which RIMCo receives a 0.05% advisory fee and RFSC receives a 0.05% administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Underlying Fund and the lending agent in accordance with the Securities Lending Agency Agreement.

An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Underlying Equity Funds assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% of an Underlying Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds and Underlying Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s

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fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the RIC Money Market Fund. The Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings will be limited to the time required to receive payment for securities sold, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in reduced returns and/or additional borrowing costs.

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs”. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Underlying Funds is subject to a duplicate level of fees if an Underlying Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Equity Q and Quantitative Equity Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

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Foreign Securities

Investment In Foreign Securities. The Underlying Funds may invest in foreign securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds many invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most countries located in Western Europe. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Underlying Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi–government agencies" and debt securities denominated in multinational currency units of an issuer.

Local Access Products. The Global Equity, International Securities, International and Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the

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right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Global Equity, International Securities, International and Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Equity Securities

Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's Ratings Group ("S&P") or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. The Underlying Funds may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

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Real Estate Investment Trusts or “REITs”. The Underlying Equity Funds may invest in equity REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, or tenant defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.

Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.

Debt Instruments and Money Market Instruments

To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations

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issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.

The Fixed-Income Underlying Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Underlying Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Underlying Fund. Subject to the overall limitations described in “Illiquid Securities”, an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that the Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security”s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

Corporate Securities. The Underlying Fixed Income Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

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Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Underlying Fixed Income Funds may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass–through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass–through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund's portfolio at the time the Underlying Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If an Underlying Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Underlying Fund's principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, an Underlying Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS

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issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or "tranches", with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of "reserve funds" (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and "overcollateralization" (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of an Underlying Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

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Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.

In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs").

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Underlying Fixed Income Funds may invest their assets in securities rated BBB– or higher by S&P, Baa3 or higher by Moody's or BBB or higher by Fitch, or in unrated securities judged by the money managers to be of higher credit quality than those designations. Securities rated BBB– by S&P, Baa3 by Moody's or BBB by Fitch are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Underlying Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

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Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P,Baa3 by Moody's or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.

The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

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Municipal Debt Instruments

Municipal Obligations and Bonds. The Underlying Fixed Income Funds may invest in "municipal obligations." Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Underlying Fixed Income Funds may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes –issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes –sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds –bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper –a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes –long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.

Tax Free Participation Certificates –tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds, including the participation certificates.

A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that

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of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days'

notice for all or any part of the full principal amount of the Underlying Fund's participation interest in the security plus accrued interest. The Underlying Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.

Demand Notes. The Underlying Fixed Income Funds may purchase obligations with the right to a "put" or "stand– by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Underlying Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Underlying Funds' money managers continually believe satisfy the Underlying Funds' credit quality requirements.

Risk Factors. The ability of the Underlying Funds to exercise the put or stand–by commitment may depend on the seller's ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Underlying Funds may, in the opinion of Underlying Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.")

The Underlying Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days' notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Underlying Fixed Income Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals

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but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Underlying Fixed Income Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Indexed Commercial Paper. The Underlying Fixed Income Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Underlying Fixed Income Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds that invest in these securities and may affect their share price.

Funding Agreements. The Underlying Fixed Income Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund’s investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund’s net assets).

Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in

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respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A–1 from S&P or P–1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Underlying Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains liquid assets equal to the contract value. A call option is also

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covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in liquid segregated assets. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the

Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets.

If an option written by an Underlying Fund expires, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long or short–term depending on whether the Underlying Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, an Underlying Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, an Underlying Fund may make a "closing sale transaction," which involves liquidating the Underlying Fund's position by selling the option previously purchased. The Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Underlying Fund desires.

An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

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If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund's securities during the period the option was outstanding.

Options On Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over–the–counter options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Euro dollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future. Euro dollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Euro dollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Euro dollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

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An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Underlying Fund at all times maintains liquid segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets.

Each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund's securities or the price of the securities which the Underlying Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.
When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark–to– market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in–the–money," would exceed 5% of the Underlying Fund's total assets. A call option is "in–the–money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in–the–money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Underlying Fund.

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When selling a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of an Underlying Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxes."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

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Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. An Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that an Underlying Fund's forward currency contracts are not used to achieve investment leverage, the Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Underlying Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Underlying Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Underlying Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to an Underlying Fund.

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Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.

An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to

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make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements and Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When an Underlying Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Underlying Funds may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Underlying Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Underlying Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Underlying Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Underlying Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Underlying Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund would diminish compared to what it would have been if this investment technique were not used.

An Underlying Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that the Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund’s investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

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Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when–issued" transaction) so long as such transactions are consistent with the Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund's receipt of cash payment therefore or the Underlying Fund's payment of cash for portfolio securities occurs prior to the Underlying Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.

TAXES

Distributions of Net Investment Income. Each Fund of Funds’ income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

If you are an individual investor, a portion of the dividends received by you from certain Funds of Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund of Funds distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund of Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

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Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds’ tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds’ tax basis is taxable to the Fund of Funds as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund of Funds and, in turn, to you.

Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds’ earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in U.S. government securities only indirectly by investing in an Underlying Fund.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on

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these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the

Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund of Funds distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "U.S. real property interests," which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-U.S. investors and will require such investors to file U.S. income tax returns. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.

The Fund of Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2007, the Tax-Managed Global Equity Fund had available capital loss carryforwards of $2,165,730 which will expire on October 31, 2011.

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MONEY MANAGER INFORMATION FOR

THE UNDERLYING FUNDS

DIVERSIFIED EQUITY FUND

AllianceBernstein L.P., is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arnold and S. Bleichroeder Advisers, LLC is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Marsico Capital Management, LLC is controlled by Marsico Management Equity, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., which holds its interests in Montag & Caldwell, Inc. through ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc. ABN AMRO Holding N.V. is itself an indirect subsidiary of The Royal Bank of Scotland Group plc, Fortis N.V. and Fortis SA/NV, and Banco Santander, S.A., which hold their interests in ABN AMRO Holding N.V through RFS Holdings B.V.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Suffolk Capital Management, LLC is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by The Bank of New York Mellon Corporation, a publicly traded organization.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

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TAX-MANAGED LARGE CAP FUND

Armstrong Shaw Associates Inc. is employee-owned and is controlled by Jeffrey Shaw.

J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

Palisades Investment Partners, LLC is controlled by its majority shareholder, Quinn Stills.

Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

Turner Investment Partners Inc. See: Diversified Equity Fund.

SPECIAL GROWTH FUND

ClariVest Asset Management, LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

David J. Greene and Company, LLC is a limited liability company controlled by Michael C. Greene, Benjamin H. Nahum and Alan I. Greene, with no individual owning more than 20% of the firm.

Delphi Management, Inc. is 100% owned by Scott Black.

Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

Jacobs Levy Equity Management, Inc. See: Quantitative Equity Fund.

PanAgora Asset Management, Inc. is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora Asset Management, Inc., are indirect subsidiaries of Great-West Lifeco, Inc. ("Great-West Life"), a public company. Great-West Life is controlled by Power Financial Corporation, a public company. Additionally, Nippon Life Insurance Company ("NLI") holds a 20% voting interest in PanAgora Asset Management, Inc.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

TAX-MANAGED MID & SMALL CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

Transamerica Investment Management, LLC is owned by Transamerica Investment Services, Inc. and indirectly owned by Transamerica Corporation, which is wholly-owned by AEGON, N.V. AEGON, N.V. is a publicly traded company.

Turner Investment Partners, Inc. See: Diversified Equity Fund.

REAL ESTATE SECURITIES FUND

AEW Management and Advisors, L.P. is a limited partnership that is 75% owned by AEW Capital Management, L.P.

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and 25% owned by the general partner, AEW Investment Group, Inc. AEW Capital Management, L.P. is controlled by Natixis Global Asset Management, L.P. (formerly known as IXIS Asset Management US Group, which was formerly known as IXIS Asset Management North America, L.P.). In November 2006, CNCE, Banques Populaire and Natexis Banques Populaires combined operations and created a new company called Natixis, a publicly listed company. In June 2007, all IXIS entities underwent a name change and are now called Natixis Global Asset Management, L.P.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H, Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

GLOBAL EQUITY FUND

Altrinsic Global Advisors, LLC is an employee owned U.S. limited liability company and is controlled by John Hock .

ClariVest Asset Management, LLC. See: Special Growth Fund.

Gartmore Global Partners is controlled by Hellman & Friedman, LLC, a private equity partnership, with no one individual controlling more than 25%.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group, a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

INTERNATIONAL SECURITIES FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Altrinsic Global Advisors, LLC. See: Global Equity Fund.

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

Marsico Capital Management, LLC. See: Diversified Equity Fund

MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Mondrian Investment Partners Limited is controlled by senior members of management.

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UBS Global Asset Management (Americas), Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

EMERGING MARKETS FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding, Loevner Management, L.P. (“Harding Loevner”) is a limited partnership, and its sole general partner is HLM Holdings, Inc. (“Holdings”). Holdings owns substantially all of Harding Loevner. Holdings is 100% employee owned. Harding Loevner is controlled by David Loevner through his ownership stake in Holdings.

T. Rowe Price International, Inc. See: Global Equity Fund.

UBS Global Asset Management (Americas), Inc. See: International Securities Fund.

MULTISTRATEGY BOND FUND

Bear Stearns Asset Management Inc. is a publicly traded company.

Drake Capital Management, LLC is controlled by its parent company, Drake Partners, LLC d/b/a Drake Management, LLC. Drake Partners, LLC is controlled by Anthony Faillace and Steven Luttrell.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Hyperion Brookfield Asset Management, Inc. is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Logan Circle Partners, L.P. is 70% owned by its employees of which Jude Driscoll owns a controlling interest and 30% is owned by GPFT HOLDCO, LLC.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

SHORT DURATION BOND FUND

Logan Circle Partners, L.P. See: Multistrategy Bond Fund.

Pacific Investment Management Company LLC. See: Multistrategy Bond Fund.

STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

EQUITY I FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Arnold and S. Bleichroeder Advisers, LLC. See: Diversified Equity Fund.

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Columbus Circle Investors. See: Diversified Equity Fund.

Institutional Capital Corporation. See: Diversified Equity Fund.

Marsico Capital Management Company, LLC. See: Diversified Equity Fund

MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Montag & Caldwell, Inc. See: Diversified Equity Fund.

Schneider Capital Management Corporation. See: Diversified Equity Fund.

Suffolk Capital Management, LLC. See: Diversified Equity Fund.

Turner Investment Partners Inc. See: Diversified Equity Fund.

EQUITY Q FUND

Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.

Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

Goldman Sachs Asset Management, L.P. See: Quantitative Equity Fund.

Jacobs Levy Equity Management, Inc. See: Quantitative Equity Fund.

EQUITY II FUND

ClariVest Asset Management, LLC. See: Special Growth Fund.

David J. Greene and Company, LLC. See: Special Growth Fund.

Delphi Management, Inc. See: Special Growth Fund.

Gould Investment Partners LLC. See: Special Growth Fund.

Jacobs Levy Equity Management Inc. See: Quantitative Equity Fund.

PanAgora Asset Management, Inc. See: Special Growth Fund.

Ranger Investment Management, L.P. See: Special Growth Fund.

Tygh Capital Management, Inc. See: Special Growth Fund.

INTERNATIONAL FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Altrinsic Global Advisors, LLC. See: Global Equity Fund.

AQR Capital Management, LLC. See: International Securities Fund.

Axiom International Investors LLC. See: International Securities Fund.

Marsico Capital Management, LLC. See: International Securities Fund.

MFS Institutional Advisors, Inc. See: International Securities Fund.

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Mondrian Investment Partners Limited. See: International Securities Fund.

UBS Global Asset Management (Americas), Inc. See: International Securities Fund.

Wellington Management Company, LLP. See: International Securities Fund.

FIXED INCOME III FUND

Bear Stearns Asset Management Inc. See: Multistrategy Bond Fund.

Drake Capital Management, LLC. See: Multistrategy Bond Fund.

Goldman Sachs Asset Management, L.P. See: Multistrategy Bond Fund

Hyperion Brookfield Asset Management, Inc. See: Multistrategy Bond Fund.

Logan CirclePartners, L.P. See: Multistrategy Bond Fund.

Pacific Investment Management Company LLC. See: Multistrategy Bond Fund.

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RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

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BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

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S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody’s:

Prime - 1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 - An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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B - An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. - An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

Short Term Credit Ratings

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than “F-1.”

Long Term Credit Ratings

Investment Grade

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

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Speculative Grade

BB Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
-

the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

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Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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FINANCIAL STATEMENTS

The 2007 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds of Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2007 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

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RUSSELL INVESTMENT COMPANY*

909 A Street

Tacoma, Washington 98402

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

February 29, 2008

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectuses. Prospectuses may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference RIC’s Annual Reports to Shareholders for the year ended October 31, 2007. Copies of the Funds’ Annual Reports accompany this Statement.

As of the date of this Statement, RIC is comprised of 38 Funds. This Statement relates to 21 of these Funds which commenced operations on the date indicated below:

Fund	Fund Inception Date	Prospectus Date
Equity I	October 15, 1981	February 29, 2008
Equity II	December 28, 1981	February 29, 2008
Equity Q	May 29, 1987	February 29, 2008
Tax-Managed Large Cap	October 7, 1996	February 29, 2008
Tax-Managed Mid & Small Cap	December 1, 1999	February 29, 2008
International	January 31, 1983	February 29, 2008
Emerging Markets	January 29, 1993	February 29, 2008
Fixed Income I	October 15, 1981	February 29, 2008
Fixed Income III	January 29, 1993	February 29, 2008
Money Market	October 15, 1981	February 29, 2008
Diversified Equity	September 5, 1985	February 29, 2008
Special Growth	September 5, 1985	February 29, 2008
Quantitative Equity	May 15, 1987	February 29, 2008
International Securities	September 5, 1985	February 29, 2008
Global Equity	February 28, 2007	February 29, 2008
Real Estate Securities	July 28, 1989	February 29, 2008
Short Duration Bond[1]	October 30, 1981	February 29, 2008
Multistrategy Bond	January 29, 1993	February 29, 2008
Tax Exempt Bond	September 5, 1985	February 29, 2008
Select Growth	January 31, 2001	February 29, 2008
Select Value	January 31, 2001	February 29, 2008

[1]	On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.
*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

Each of the Funds presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” Six of the Funds, the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the “Institutional Funds.” Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

Fund	Class A	Class C	Class E	Class S	Class I	Class Y
Equity I			X		X	X
Equity II			X		X	X
Equity Q			X		X	X
Tax-Managed Large Cap		X	X	X
Tax-Managed Mid & Small Cap		X	X	X
International			X		X	X
Emerging Markets	X	X	X	X
Fixed Income I		X	X	X	X	X
Fixed Income III			X		X	X
Money Market	X			X
Diversified Equity	X	X	X	X
Special Growth	X	X	X	X
Quantitative Equity	X	X	X	X
International Securities	X	X	X	X
Global Equity	X	X	X	X
Real Estate Securities	X	X	X	X
Short Duration Bond	X	X	X	X
Multistrategy Bond	X	X	X	X
Tax Exempt Bond		X	X	X
Select Growth		X	X	X	X
Select Value		X	X	X	X

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, as amended, and the provisions of Massachusetts’s law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. RIC is a registered open-end management investment company. Each of the Funds, except for the Real Estate Securities Fund, is diversified. Under the Investment Company Act of 1940 as amended (the “1940 Act”), a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio – a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC’s Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class A Shares are subject to an initial sales charge and a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office for life unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC.

At January 31, 2008, the following shareholders owned 5% or more of any Class of any Fund’s Shares:

Diversified Equity Fund - Class A—A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.20%, Record.

Diversified Equity Fund - Class E—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.76%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.63%, Record.

Diversified Equity Fund - Class S—GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 20.28%, Record.

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 20.08%, Record.

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 12.72%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.06%, Record.

Emerging Markets Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 12.75%, Record.

Emerging Markets Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.87%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.11%, Record. PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.20%, Record.

Emerging Markets Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.67%, Record.

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 11.24%, Record.

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 10.82%, Record.

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 6.84%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.13%, Record.

Equity I Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.09%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.85%, Record. IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 13.11%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 10.51%, Record. IDAHO TRUST NATIONAL BANK, 888 W BROAD ST, BOISE ID 83702- 7140, 6.64%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.59%, Record.

AST CAPITAL TRUST CO OF DE TTEE FBO, KARR TUTTLE CAMPBELL RSP, 2800 N CENTRAL #900, PHOENIX AZ 85004-1037, 5.40%, Record.

2

Equity I Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.61%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.06%, Record.

Equity I Fund - Class Y—VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 11.58%, Record.

RTC AS TTEE FOR THE LIONS CLUBS, INTL FDN GRANTOR TRUST, RUSSELL INV GRP CS-ADMIN, 909 A ST FL 4, TACOMA WA 98402- 10.67%, Record.

RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 7.11%, Record.

RTC AS TRUSTEE FOR, INDIAN COMMUNITY SCHOOL OF, MILWAUKEE INC GRANTOR TRUST, C/O MARGIE R BUBLITZ CFO, 10405 W SAINT MARTINS RD, FRANKLIN WI 53132-2421, 6.43%, Record.

RTC AS TTEE FOR THE ARCHSTONE, FOUNDATION GRANTOR TRUST, RUSSELL INVESTMENT GROUP, ATTN MARY ROBBINS, 909 A ST, TACOMA WA 98402-5111, 5.75%, Record.

Equity II Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.73%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 17.16%, Record. ORCHARD TRUST COMPANY LLC, TRUSTEE/CUST FBO RETIREMENT PLANS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111- 8.19%, Record.

IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 7.27%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.80%, Record.

AST CAPITAL TRUST OF DE CUST FBO, OVERLAKE INTERNAL MEDICINE ASSOC, PO BOX 52129, PHOENIX AZ 85072-2129, 5.44%, Record.

AST CAPITAL TRUST CO CUSTODIAN FBO, SHANNON & WILSON INC 401K, 2800 N CENTRAL #900, PHOENIX AZ 85004-1037, 5.04%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.01%, Record.

Equity II Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 42.58%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.43%, Record.

Equity II Fund - Class Y—ALCOA FOUNDATION, ATTN ROBERT WENNEMER, 201 ISABELLA ST, PITTSBURGH PA 15212-5827, 33.39%, Record.

VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 18.86%, Record.

NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, ATTN SUSAN MAIER, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 14.01%, Record.

RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 12.10%, Record.

STATE STREET BANK & TRUST CO TTEE, PG & E POST RETMNT MEDICAL PL TRUST, NON-MANAGEMENT EMPLOYEES & RETIREES, ATTN: LUKE MCCABE, PO BOX 351, BOSTON MA 02101, 9.70%, Record.

Equity Q Fund - Class E—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 24.87%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.76%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 9.87%, Record. IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 7.80%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.89%, Record.

3

Equity Q Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 41.83%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.45%, Record.

Equity Q Fund - Class Y—VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 20.39%, Record.

RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 12.23%, Record.

TOYOTA USA FOUNDATION INC, ROBERTA FALLY—MAILSTOP G201, 19001 S WESTERN AVE, TORRANCE CA 90501-1106, 7.54%, Record.

DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 5.76%, Record.

WOODS CHARITABLE FUND INC, ATTN MS PAM BAKER, PO BOX 81309, LINCOLN NE 68501-1309, 5.08%, Record.

Fixed Income I Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.20%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 22.48%, Record. IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 7.79%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.40%, Record.

Fixed Income I Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.94%, Record.

TRUSTLYNX & CO # PAS, PO BOX 17748, DENVER CO 80217-0748, 6.24%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.22%, Record.

Fixed Income I Fund - Class S—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.80%, Record.

Fixed Income I Fund - Class Y—VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 19.69%, Record.

TOYOTA USA FOUNDATION INC, ROBERTA FALLY—MAILSTOP G201, 19001 S WESTERN AVE, TORRANCE CA 90501-1106, 12.41%, Record.

RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 7.64%, Record.

DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 5.90%, Record.

RTC AS TTEE FOR, COLLEGE-IN-COLORADO SCHOLARSHIP TR, RUSSELL INVESTMENT GROUP, ATTN JACKIE GILMORE, 909 A ST, TACOMA WA 98402-5111, 5.32%, Record.

JAMES F ALLEN TTEE &, RICHARD HILL LAUBER TTEE, MASONRY INSTITUTE UA DTD 10/13/77, BBFO ATTN LAUREL SCOTTI, 2340 S RIVER RD STE 303, DES PLAINES IL 60018-3224, 5.28%, Record.

TRIANGLE COMMUNITY FOUNDATION, CORE FIXED INCOME, 324 BLACKWELL ST STE 1220, DURHAM NC 27701-3690, 5.20%, Record.

Fixed Income III Fund - Class E—FIRST UNION NATIONAL BANK, MUTUAL FUNDS BLDG -3C4; TRUST OPS NC-1151, 1525 WEST WT HARRIS BLVD., CHARLOTTE, NC, 19.64%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 15.45%, Record. IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 8.24%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.41%, Record.

4

WELLS FARGO BANK N.A., 5.84%, Record.

IDAHO TRUST NATIONAL BANK, 888 W BROAD ST, BOISE ID 83702- 7140, 5.19%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.02%, Record.

Fixed Income III Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 40.33%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.50%, Record.

Fixed Income III Fund - Class Y—RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 33.51%, Record.

VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 32.84%, Record.

RTC AS TRUSTEE FOR, RUTLAND REGIONAL MEDICAL CTR, ATTN MR EDWARD OGORZALEK, 160 ALLEN ST, RUTLAND VT 05701-4560, 13.56%, Record.

VIRTUA HEALTH FOUNDATION INC, CORPORATE FINANCE DEPT, ATTN ANITA HO ACCOUNTING MANAGER, 20 W STOW RD STE 8, MARLTON NJ 08053-3160, 10.20%, Record.

RTC AS TTEE FOR THE ORDER OF ST, BENEDICT OF NEW JERSEY GRANTOR, TRUST, 909 A ST, TACOMA WA 98402-5111, 8.01%, Record.

Global Equity Fund - Class A—DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.47%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.62%, Record.

Global Equity Fund - Class E—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.14%, Record.

Global Equity Fund - Class S—GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 22.37%, Record.

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 20.66%, Record.

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 13.24%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.25%, Record.

International Fund - Class E—PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 27.67%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.16%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.26%, Record. IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 8.51%, Record.

DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.66%, Record.

International Fund - Class I—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.63%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.18%, Record.

International Fund - Class Y—VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 16.98%, Record.

RAYMOND JAMES & ASSOCIATES INC, ATTN SECURITY AUDIT, PO BOX 14547, ST PETERSBURG FL 33733-4547, 11.17%, Record.

5

STEELCASE FOUNDATION, ATTN SUSAN BROMAN, PO BOX 1967, GRAND RAPIDS MI 49501-1967, 8.44%, Record. SOUTH DAKOTA COMMUNITY FOUNDATION, PO BOX 296, PIERRE SD 57501-0296, 7.43%, Record.

NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, ATTN SUSAN MAIER, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 5.49%, Record.

DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 5.29%, Record.

International Securities Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.14%, Record.

International Securities Fund - Class S BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 20.64%, Record.

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 18.11%, Record.

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 12.45%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.04%, Record.

Money Market Fund - Class S STATE STREET BANK & TRUST COMPANY, FBO FRIC SECURITIES LENDING, PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 16.68%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.06%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.77%, Record.

Multistrategy Bond Fund - Class S BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 37.18%, Record.

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 13.31%, Record.

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 11.82%, Record.

Quantitative Equity Fund - Class E PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.87%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.16%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.27%, Record.

Quantitative Equity Fund - Class S BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 20.35%, Record. GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 19.57%, Record. EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 12.35%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.95%, Record.

Real Estate Securities Fund - Class A DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 9.41%, Record.

Real Estate Securities Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.02%, Record. PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.60%, Record. PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 12.46%, Record.

6

Real Estate Securities Fund - Class S BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 15.09%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.99%, Record. GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 13.11%, Record. EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 7.54%, Record.

Select Growth Fund - Class C A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 5.76%, Record.

Select Growth Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 69.63%, Record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 14.56%, Record.

Select Growth Fund - Class I NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.32%, Record. APEX FOUNDATION, ATTN DAVID BRADY, PO BOX 1607, BELLEVUE WA 98009-1607, 15.30%, Record. LEVI STRAUSS FOUNDATION, C/O LEVI STRAUSS- PAUL KIM, 1155 BATTERY ST, SAN FRANCISCO CA 94111-1203, 7.00%, Record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.34%, Record.

Select Growth Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.59%, Record.

Select Value Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.90%, Record. GPC SECURITIES INC AS AGENT FOR, MERRILL LYNCH TR CO FSB TTEE FBO, NORWOOD CLINIC, INC. 401(K) PS, RETIREMENT PLAN, PO BOX 105117, ATLANTA GA 30348-5117, 18.14%, Record. DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.17%, Record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 5.74%, Record.

Select Value Fund - Class I NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.56%, Record. APEX FOUNDATION, ATTN DAVID BRADY, PO BOX 1607, BELLEVUE WA 98009-1607, 14.15%, Record. LEVI STRAUSS FOUNDATION, C/O LEVI STRAUSS- PAUL KIM, 1155 BATTERY ST, SAN FRANCISCO CA 94111-1203, 6.84%, Record.

Select Value Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.45%, Record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.08%, Record.

Short Duration Bond Fund - Class A RUSSELL FUND SERVICES COMPANY, ATTN MARK SWANSON, PO BOX 1616, TACOMA WA 98401-1616, 24.19%, Record. DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 9.48%, Record. DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.83%, Record. DONALDSON LUFKIN & JENRETTE SEC. CORP, PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.02%, Record.

Short Duration Bond Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 42.79%, Record.

7

IDAHO TRUST NATIONAL BANK, INVESTMENT DEPARTMENT, 888 W BROAD ST, BOISE ID 83702-7140, 20.81%, Record.

PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816- 7.47%, Record.

IDAHO TRUST NATIONAL BANK, 888 W BROAD ST, BOISE ID 83702- 7140, 7.38%, Record.

Short Duration Bond Fund - Class S CONSERVATIVE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 23.95%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.80%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.73%, Record.

VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 5.80%, Record.

Special Growth Fund - Class E PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.96%, Record.

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.12%, Record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.21%, Record.

Special Growth Fund - Class S GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 17.96%, Record.

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 16.63%, Record.

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 10.75%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.15%, Record.

Tax Exempt Bond Fund - Class C NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.43%, Record.

Tax Exempt Bond Fund - Class E PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816- 13.25%, Record.

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.50%, Record.

Tax Exempt Bond Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 39.92%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 15.60%, Record.

Tax-Managed Global Equity Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.38%, Record.

MERRILL LYNCH PF & S INC., 4800 DEAR LAKE DR E, JACKSONVILLE, FL, 32246, 13.10%, Record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 9.06%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.02%, Record.

8

Tax-Managed Large Cap Fund - Class C NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.71%, Record.

Tax-Managed Large Cap Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.90%, Record.

Tax-Managed Large Cap Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 52.87%, Record.

TAX MANAGED GLOBAL EQUITY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 8.97%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.81%, Record.

Tax-Managed Mid & Small Cap Fund - Class C NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.89%, Record.

Tax-Managed Mid & Small Cap Fund - Class E NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.70%, Record.

A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 6.53%, Record.

FIRST UNION NATIONAL BANK, MUTUAL FUNDS BLDG -3C4; TRUST OPS NC-1151, 1525 WEST WT HARRIS BLVD., CHARLOTTE, NC, 5.42%, Record.

Tax-Managed Mid & Small Cap Fund - Class S NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 52.45%, Record.

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.39%, Record.

TAX MANAGED GLOBAL EQUITY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401- 6.07%, Record.

At January 31, 2008, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Equity I Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.35%, Record.

Equity II Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.87%, Record.

Equity Q Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.52%, Record.

Fixed Income III Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.55%, Record.

International Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.72%, Record.

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Multistrategy Bond Fund—BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, PO BOX 1616, TACOMA WA 98401-1616, 35.71%, Record.

Tax Exempt Bond Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.82%, Record.

Tax-Managed Large Cap Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 49.87%, Record.

Tax-Managed Mid & Small Cap Fund—NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 49.30%, Record.

The Trustees and officers of RIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ Adviser, and the money managers. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are five Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The trustees and officers of certain Funds also serve in similar positions for funds of funds (the "Funds of Funds") which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2007, the Audit Committee held five meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including

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individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2007, the Nominating and Governance Committee held one meeting.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Ms. Julie W. Weston and Messrs. Thaddas L. Alston, Jack R. Thompson and Greg J. Stark. For the fiscal year ending October 31, 2007, the Investment Committee held four meetings.

RIC paid in aggregate $962,161 for the fiscal year ended October 31, 2007 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004 • Trustee since 2007	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, RFD • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	48	None
# Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairperson since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	48	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001 – 2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	48	None

Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified. • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	48	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002	• Appointed until successor is duly elected and qualified	Retired	48	None

	• Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified

*	Each Trustee is subject to mandatory retirement at age 72.

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Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	48	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	48	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	48	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	48	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•   Chief Compliance Officer, RIC

•   Chief Compliance Officer, RIF

•   Chief Compliance Officer, RIMCo

•   Chief Compliance Officer, RFSC

•   April 2002-May 2005, Manager, Global Regulatory Policy

•   1998-2002, Compliance Supervisor, Russell Investment Group

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, RIMCo

•   Chairman of the Board, President and CEO, RFD

•   Chairman of the Board, President and CEO, RFSC

•   Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   Until 2004, Managing Director of Individual Investor Services, FRC

•   2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF • Director, Funds Administration, RIMCo, RFSC, RTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and RFD • Secretary and Chief Legal Counsel, RIC and RIF

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TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2007

INTERESTED TRUSTEES	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
Michael J. Phillips*	$0	$0	$0	$0
Greg J. Stark**	$0	$0	$0	$0
INDEPENDENT TRUSTEES
Thaddas L. Alston	$96,387	$0	$0	$100,000
Kristianne Blake	$149,879	$0	$0	$155,500
Daniel P. Connealy	$97,367	$0	$0	$101,000
Jonathan Fine	$96,386	$0	$0	$100,000
Raymond P. Tennison, Jr.	$103,137	$0	$0	$107,000
Jack R. Thompson	$96,391	$0	$0	$100,000
Julie W. Weston	$108,919	$0	$0	$113,000
TRUSTEES EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson#	$53,312	$0	$0	$55,333
Paul Anton, Ph.D.##	$40,096	$0	$0	$41,600
William E. Baxter	$40,096	$0	$0	$41,600
Lee C. Gingrich	$40,096	$0	$0	$41,600
Eleanor W. Palmer	$40,096	$0	$0	$41,600

*	Effective December 31, 2006, Mr. Phillips retired from the Board of Trustees
**	Mr. Stark was elected to the RIC Board of Trustees effective October 4, 2007.
#	Mr. Paul Anderson was elected Trustee Emeritus effective January 1, 2007.
##	Effective December 31, 2007, Dr. Anton’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2007

INTERESTED TRUSTEES	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
Greg J. Stark	Global Equity Fund	$50,001-$100,000	Over $100,000
	Fixed Income III	$10,001-$50,000
INDEPENDENT TRUSTEES
Thaddas L. Alston	Emerging Markets Fund	$10,001-$50,000	Over $100,000
	Equity I Fund	$10,001-$50,000
	International Securities Fund	$10,001-$50,000
	Money Market Fund	$10,001-$50,000

Kristianne Blake	Global Equity Fund	Over $100,000	Over $100,000

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	Select Value Fund	Over $100,000

Daniel P. Connealy	Equity I Fund	$50,001-$100,000	Over $100,000
	International Fund	$10,001-$50,000
	Fixed Income III Fund	$10,001-$50,000
	Emerging Markets Fund	$10,001-$50,000
	Select Value Fund	$10,001-$50,000
	Select Growth Fund	$10,001-$50,000

Jonathan Fine	Real Estate Securities Fund	$10,001-$50,000	Over $100,000
	Money Market Fund	Over $100,000
	Fixed Income III Fund	$10,001-$50,000
	Emerging Markets Fund	$50,001-$100,000
	Select Growth Fund	$10,001-$50,000
	Global Equity Fund	$50,001-$100,000
	Tax Exempt Bond Fund	$10,001-$50,000
	Equity Q Fund	$50,001-$100,000
	Tax Managed Large Cap	$50,001-$100,000
	Equity I Fund	$50,001-$100,000
	Equity II Fund	$50,001-$100,000
	International Fund	$50,001-$100,000
	Equity Q Fund	$10,001-$50,000

Raymond P. Tennison, Jr.	Equity I Fund	Over $100,000	Over $100,000
	Equity II Fund	Over $100,000
	Equity Q Fund	Over $100,000
	International Fund	Over $100,000
	Real Estate Securities Fund	$10,001-$50,000
	Select Value Fund	$50,001-$100,000
	Tax Exempt Bond Fund	$10,001-$50,000

Jack R. Thompson	Emerging Markets Fund	$10,001-$50,000	Over $100,000
	Real Estate Securities Fund	$10,001-$50,000
	Select Growth Fund	$10,001-$50,000

Julie W. Weston	International Fund	$1,000-$10,000	Over $100,000
	Global Equity Fund	$10,001-$50,000
	Real Estate Securities Fund	$10,001-$50,000
	Fixed Income III Fund	$10,001-$50,000

TRUSTEES EMERITUS

George F. Russell, Jr.	None	None	None

Paul E. Anderson	None	None	Over $100,000

Paul Anton, Ph.D.*	Real Estate Securities Fund	$10,001-$50,000	Over $100,000
	Equity II Fund	$10,001-$50,000
	International Fund	$10,001-$50,000
	Emerging Markets Fund	$10,001-$50,000

William E. Baxter	Equity Q Fund	$1,000-$10,000	$1,000-$10,000

Lee C. Gingrich	Real Estate Securities Fund	Over $100,000	Over $100,000
	Equity II Fund	$10,001-$50,000
	Equity Q Fund	$10,001-$50,000

Eleanor W. Palmer	None	None	None

*	Effective December 31, 2007, Dr. Anton’s term as Trustee Emeritus expired.

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OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Fund Distributors, Inc.

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services to RIC and RIMCo, as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

ADVISER AND ADMINISTRATOR. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Until January 1, 2008, the Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory and administrative services.

Except for the Money Market Fund, RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers and for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of a Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Fund’s Board, money managers for the Funds, allocates Fund assets among money managers, oversees the money managers and evaluates the performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. RIMCo currently manages the Money Market Fund. RIMCo, as agent for RIC, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee directly to RIMCo and an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund. (See the applicable Prospectus for the Funds’ annual advisory percentage rates.)

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In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, each Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC. The cash reserves and collateral for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements).

The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2007, October 31, 2006 and October 31, 2005, respectively:

				Annual rate
Fund	$Amount Paid			(as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$30,919,507	$23,621,115	$17,834,938	0.72%	0.73%	0.73%
Special Growth	12,582,945	9,554,277	8,092,790	0.90%	0.90%	0.90%
Quantitative Equity	31,168,885	24,355,453	18,600,421	0.72%	0.73%	0.73%
International Securities	35,210,776	26,954,023	19,548,964	0.90%	0.90%	0.90%
Real Estate Securities	17,374,753	14,117,404	11,429,600	0.80%	0.80%	0.80%
Global Equity*	6,154,145	N/A	N/A	0.95%	N/A	N/A
Multistrategy Bond	29,115,940	13,388,732	9,887,816	0.59%	0.60%	0.60%
Tax Exempt Bond	994,132	813,614	695,404	0.30%	0.30%	0.30%
Equity I	9,877,300	7,838,325	5,567,594	0.55%	0.55%	0.55%
Equity II	4,353,337	4,546,511	6,114,869	0.70%	0.70%	0.70%
Equity Q	9,533,647	8,472,726	7,881,044	0.55%	0.55%	0.55%
Tax-Managed Large Cap	3,820,905	3,164,647	2,776,806	0.70%	0.70%	0.70%
Tax-Managed Mid & Small Cap	2,432,046	1,905,548	1,483,682	0.98%	0.98%	0.98%
International	14,266,417	12,724,054	11,426,606	0.70%	0.70%	0.70%
Emerging Markets	16,650,986	11,961,392	8,499,025	1.15%	1.15%	1.15%
Fixed Income I	3,432,498	3,327,844	2,906,656	0.25%	0.25%	0.25%
Fixed Income III	5,816,173	3,607,880	2,670,565	0.50%	0.50%	0.50%
Short Duration Bond	3,241,444	5,172,197	5,437,276	0.45%	0.45%	0.45%
Money Market	10,565,141	7,373,062	5,919,767	0.20%	0.20%	0.20%
Select Value	3,187,868	2,674,939	2,418,537	0.70%	0.70%	0.70%
Select Growth	1,534,923	1,495,224	1,299,453	0.80%	0.80%	0.80%

*	The Global Equity Fund commenced operations on February 28, 2007.

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RIMCo and RFSC have contractually agreed to waive all or a portion of their advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on a Fund’s average daily net assets. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

Current Waivers:

Beginning January 1, 2008, for the Class E Shares of the Fixed Income I Fund, RFSC has contractually agreed to waive, until October 22, 2008, its transfer agency fees to the extent that those fees for that class exceed 0.05% of the average daily net assets of the Class E Shares.

Beginning January 1, 2008, for the Money Market Fund, RIMCo has contractually agreed to waive, at least through February 28, 2009, 0.15% of its advisory fee.

Beginning January 1, 2008, for the Tax-Managed Mid & Small Cap Fund, RIMCo has contractually agreed to waive, at least through February 28, 2009, up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Short Duration Bond Fund, RIMCo has contractually agreed to waive at least through February 28, 2009, up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Select Growth Fund, RIMCo has contractually agreed to waive, at least through February 29, 2009, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for Class I Shares of the Select Growth Fund, RFSC has contractually agreed to waive, at least through February 28, 2009, its transfer agency fees to the extent that those fees for that class exceed 0.01% of the average daily net assets of the Class I Shares.

For the Institutional Funds, RFSC is currently waiving 0.02% of its 0.05% administrative fee.

Past Waivers:

For the Class E Shares of the Fixed Income I Fund, RIMCo as transfer agent contractually agreed to waive from October 22, 2007 to December 31, 2007 its transfer agency fees to the extent that those fees for that class exceeded 0.05% of the average daily net assets of the Class E Shares. There were no waivers for the fiscal year ended October 31, 2007.

For the Money Market Fund, RIMCo contractually agreed to waive through December 31, 2007, 0.15% of its 0.25% combined advisory and administrative fee. RIMCo waived fees in the amounts of $4,424,757, $5,529,795 and $7,923,640 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,974,952, $3,686,532 and $5,282,785 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively.

For the Tax-Managed Mid & Small Cap Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 1.03% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $187,394, $178,899 and $134,550 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively. There was no reimbursement for the fiscal years ended October 31, 2005, 2006 and 2007, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,371,986, $1,823,871 and $2,425,797 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively.

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Effective March 1, 2007, for the Short Duration Bond Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 0.50% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers for the fiscal year ended October 31, 2007. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $3,601,605 for the fiscal year ended October 31, 2007.

For the Class Y Shares of each Institutional Fund, RIMCo contractually agreed to waive through February 28, 2006, up to the full amount of its transfer agency fees to the extent that those fees affected “Other Expenses” of Class Y Shares of an Institutional Fund by one basis point or more. For the fiscal years ended October 31, 2005 and 2006, respectively, RIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 0.85% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Select Growth Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. RIMCo waived fees in the amount of $166,194, $234,128 and $91,326 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively.

For the Select Value Fund, RIMCo had contractually agreed to waive through February 28, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. RIMCo waived fees in the amount of $0, $0 and $0 for the fiscal years ended October 31, 2005, 2006 and 2007, respectively.

Effective September 15, 2004, for the Institutional Funds, RIMCo contractually agreed to waive through December 31, 2007, 0.02% of its 0.05% administrative fee. For the fiscal years ended October 31, 2005, 2006 and 2007 RIMCo waived administrative fees in the amounts of $202,458, $285,030 and $359,174 for the Equity I Fund, $174,710, $129,900 and $124,381 for the Equity II Fund, $286,583, $308,099 and $346,678 for the Equity Q Fund, $326,474, $363,544 and $407,612 for the International Fund, $232,533, $266,228 and $274,600 for the Fixed Income I Fund and $106,823, $144,315 and $232,647 for the Fixed Income III Fund, respectively.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by RIMCo:

				Annual rate
Fund	$Amount Paid			(as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$21,829,539	$16,734,198	$12,476,501	0.51%	0.52%	0.51%
Special Growth	6,757,726	5,057,933	4,343,908	0.48%	0.48%	0.48%
Quantitative Equity	25,161,573	20,034,195	15,063,701	0.58%	0.60%	0.59%
International Securities	23,934,409	18,085,404	13,129,587	0.61%	0.60%	0.60%
Real Estate Securities	12,297,585	10,033,298	8,033,791	0.57%	0.57%	0.56%
Global Equity*	3,859,218	N/A	N/A	0.60%	N/A	N/A
Multistrategy Bond	24,018,900	10,777,185	7,961,513	0.49%	0.48%	0.48%
Tax Exempt Bond	399,202	312,699	239,050	0.12%	0.12%	0.10%
Equity I	6,002,229	4,822,806	3,366,246	0.33%	0.34%	0.33%
Equity II	1,681,897	1,682,923	2,368,588	0.27%	0.26%	0.27%
Equity Q	7,074,888	6,511,796	5,929,651	0.41%	0.42%	0.41%
Tax-Managed Large Cap	2,263,169	1,790,336	1,630,879	0.41%	0.40%	0.41%
Tax-Managed Mid & Small Cap	1,583,634	1,225,531	946,086	0.64%	0.63%	0.62%
International	8,336,682	7,226,834	6,494,575	0.41%	0.40%	0.40%
Emerging Markets	9,446,177	6,976,508	4,812,407	0.65%	0.67%	0.65%
Fixed Income I	2,496,916	2,440,213	2,144,328	0.18%	0.18%	0.18%
Fixed Income III	4,615,845	2,795,816	2,071,681	0.40%	0.39%	0.39%
Short Duration Bond	2,242,228	3,678,839	3,882,962	0.31%	0.32%	0.32%
Money Market	10,565,141	7,373,062	5,919,767	0.20%	0.20%	0.20%
Select Value	2,058,114	1,758,670	1,579,749	0.45%	0.46%	0.46%
Select Growth	988,503	978,117	859,313	0.51%	0.52%	0.53%

*	The Global Equity Fund commenced operations on February 28, 2007.

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RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the RIMCo Manager’s performance, which performance is measured both quantitatively (evaluated based on 1-year and 3-year measurement horizons with pre-tax comparisions to both a Fund’s index benchmark and relevant peer group) and qualitatively (evaluated based on the RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process). Bonus determinations are made based on performance of all accounts managed by a RIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:

Equity I Fund Diversified Equity Fund	Lipper Large-Cap Core Funds Average Russell 1000® Index
Equity Q Fund Quantitative Equity Fund	Lipper Multi-Cap Core Funds Average Russell 1000® Index
Equity II Fund Special Growth Fund	Lipper Small-Cap Core Funds Average Russell 2500™ Index Russell 2000® Index
International Fund International Securities Fund	Lipper International Multi-Cap Core Funds Average MSCI EAFE® Index Net (USD)
Global Equity Fund	Lipper Global Multi-Cap Core Funds Average MSCI World Net Dividend Index (USD)
Fixed Income I Fund	Lipper Intermediate Investment Grade Debt Funds Average Lehman Brothers Aggregate Bond Index

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Fixed Income III Fund Multistrategy Bond Fund	Lipper BBB-Rated Corporate Debt Funds Average Lehman Brothers Aggregate Bond Index
Select Growth Fund	Lipper Multi-Cap Growth Funds Average Russell 1000® Growth Index
Select Value Fund	Lipper Multi-Cap Value Funds Average Russell 1000® Value Index
Tax-Managed Large Cap Fund	Lipper Large-Cap Core Funds Average S&P 500® Index
Tax-Managed Mid & Small Cap Fund	Russell Small Cap Completeness Index Lipper Mid-Cap Core Fund Average Russell 2500™ Index
Real Estate Securities Fund	Lipper Real Estate Funds Average FTSE NAREIT Equity REIT Index
Emerging Markets Fund	Lipper Emerging Markets Funds Average MSCI Emerging Markets Index Net (USD)
Short Duration Bond Fund	Lipper Short-Investment Grade Debt Funds Average Merrill Lynch U.S. Treasuries 1-3 Yr
Tax Exempt Bond Fund	Lipper Intermediate Municipal Debt Funds Average Lehman Brothers Municipal 1-10 Yr
Money Market Fund	iMoneyNet First Tier Institutional Average Citigroup 3-Month Treasury Bill Index

RIMCo Manager evaluations are conducted by asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the regional chief investment officers’ recommendations have been reviewed by the Chief Investment Officer.

Profit sharing contributions are made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS

THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2007

RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS MANAGED BY THE RIMCO MANAGER
Scott Crawshaw	None	Emerging Markets
Bruce A. Eidelson	$10,001-$50,000	Real Estate Securities
Tereasa Gandhi	None	Tax-Managed Large Cap
	None	Tax-Managed Mid & Small Cap
Phillip Hoffman	None	Global Equity
Dennis Jensen	None	Select Value
James A. Jornlin	None	International
	None	International Securities
Brian Mock	None	Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described in the prospectuses.

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Tom Monroe	None	Equity Q
	None	Quantitative Equity
Michael R. Ruff	None	Fixed Income I
	None	Fixed Income III
	None	Multistrategy Bond
	None	Short Duration Bond
	None	Tax Exempt Bond
Stephen W. Skatrud	None	Select Growth
Christopher D. Tessin	None	Equity II
	None	Special Growth
Dennis J. Trittin	None	Equity I
	None	Diversified Equity

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and allocation, is guided by the principal that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principal, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the Asset Class Directors who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the Asset Class Director and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF OCTOBER 31, 2007

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts		Assets Under Management (in millions)	Asset Total (in millions)
Scott Crawshaw	0	$0	3	$4,423.5	0		$0	$4,423.5
Bruce A. Eidelson	1	$573.5	6	$3,184.8	0		$0	$3,758.3
Tereasa Gandhi	1	$179.3	1	$431.3	0	*	0	$610.6
Phillip Hoffman	0	$0	9	$13,005.1	2		$2,198.5	$15,203.6
Dennis Jensen	0	$0	2	$1,249.2	0		$0	$1,249.2
James A. Jornlin	1	$454.2	8	$5,941.1	2		$944.1	$7,339.4
Brian Mock	0	$0	16	$1,718.7	0		$0	$1,718.7
Tom Monroe	0	$0	11	$7,852.1	2		$622.2	$8,474.3
Michael R. Ruff	1	$326.2	5	$2,651.2	1		$1,040.8	$4,018.2
Stephen W. Skatrud	0	$0	9	$4,427.8	0		$0	$4,427.8
Christopher D. Tessin	1	$245.7	6	$3,841.6	2		$806.5	$4,893.8
Dennis J. Trittin	1	$475.6	4	$8,132.8	0		$0	$8,608.0

*	Does not include 278 accounts that are part of Russell Managed Account Strategies’ Separate Account Manager Mixes, a managed separate accounts program sponsored by RIMCo. Ms. Gandhi does not exercise investment discretion over these accounts.

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MONEY MANAGERS. Except with respect to the Money Market Fund, the Funds’ money managers are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of a Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2007, 2006 and 2005, fees paid to the money managers were:

				Annual rate
Fund	$Amount Paid			(as a % of average daily net assets)
	2007	2006	2005	2007	2006	2005
Diversified Equity	$9,089,968	$6,886,917	$5,358,437	0.21%	0.21%	0.22%
Special Growth	5,825,219	4,496,344	3,748,882	0.42%	0.42%	0.42%
Quantitative Equity	6,007,312	4,321,258	3,536,720	0.14%	0.13%	0.14%
International Securities	11,276,367	8,868,619	6,419,377	0.29%	0.30%	0.30%
Real Estate Securities	5,077,168	4,084,106	3,395,809	0.23%	0.23%	0.24%
Global Equity*	2,294,927	N/A	N/A	0.35%	N/A	N/A
Multistrategy Bond	5,097,040	2,611,547	1,926,303	0.10%	0.12%	0.12%
Tax Exempt Bond	594,930	500,915	456,354	0.18%	0.18%	0.20%
Equity I	3,875,071	3,015,519	2,201,348	0.22%	0.21%	0.22%
Equity II	2,671,440	2,863,588	3,746,281	0.43%	0.44%	0.43%
Equity Q	2,458,759	1,960,930	1,951,393	0.14%	0.13%	0.14%
Tax-Managed Large Cap	1,557,736	1,374,311	1,145,927	0.29%	0.30%	0.29%
Tax-Managed Mid & Small Cap	848,412	680,017	537,596	0.34%	0.35%	0.36%
International	5,929,735	5,497,220	4,932,031	0.29%	0.30%	0.30%
Emerging Markets	7,204,809	4,984,884	3,686,618	0.50%	0.48%	0.50%
Fixed Income I	935,582	887,631	762,328	0.07%	0.07%	0.07%
Fixed Income III	1,200,328	812,064	598,884	0.10%	0.11%	0.11%
Short Duration Bond	999,216	1,493,358	1,554,314	0.14%	0.13%	0.13%
Select Value	1,129,754	916,269	838,788	0.25%	0.24%	0.24%
Select Growth	546,420	517,107	440,140	0.29%	0.28%	0.27%

*	The Global Equity Fund commenced operations on February 28, 2007.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

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DISTRIBUTOR. Russell Fund Distributors, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes.

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The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building 200 Newport Avenue North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. RFD or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of RIC’s Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Management and Advisors, L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Altrinsic Global Advisors, LLC	Yes	No	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Armstrong Shaw Associates Inc.	Yes	Yes, subject to blackout periods	Yes
Arnhold and S.Bleichroeder Advisers, LLC	Yes	Yes, subject to blackout periods	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Bear Stearns Asset Management Inc.	Yes	Yes, subject to blackout periods	Yes
Chartwell Investment Partners	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
ClariVest Asset Management, LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
Cornerstone Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
David J. Greene and Company, LLC	Yes	Yes	Yes
Delaware Management Company, a series of Delaware Management Business Trust	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Delphi Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
DePrince, Race & Zollo, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Drake Capital Management, LLC	Yes	Yes, subject to blackout periods	Yes
Franklin Portfolio Associates, LLC	Yes	Yes, subject to blackout periods	Yes
Fuller & Thaler Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Gartmore Global Partners	Yes	Yes, subject to blackout periods	Yes
Genesis Asset Managers , LLP	Yes	Yes, subject to blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Gould Investment Partners LLC	Yes	Yes	Yes
Harding, Loevner Management, L.P.	Yes	Yes, subject to blackout periods	Yes
Heitman Real Estate Securities LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Hyperion Brookfield Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Institutional Capital LLC	Yes	No	Yes
INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
Iridian Asset Management LLC	Yes	Yes, subject to blackout periods	Yes
J.P. Morgan Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
JS Asset Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Lehman Brothers Asset Management LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc.	No	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Netols Asset Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Palisades Investment Partners, LLC	Yes	Yes, subject to blackout periods	Yes
PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Parametric Portfolio Associates LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes
RREEF America L.L.C.	Yes	Yes, subject to blackout periods	Yes
Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes
Sands Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Standish Mellon Asset Management Company LLC	Yes	Yes, subject to blackout periods	Yes
STW Fixed Income Management Ltd.	Yes	Yes	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Sustainable Growth Advisers, LP	Yes	Severely restricts personal trading, except for certain specific transactions such as the purchase of mutual fund shares, U.S. government securities and municipal securities.	Yes
Systematic Financial Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
T. Rowe Price International, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Transamerica Investment Partners, Inc.	Yes	Yes, subject to blackout periods	Yes
Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
Wellington Management Company, LLP	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company Limited	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

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Description of the Distribution Plan for Multiple Class Funds

In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A or Class C Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A and Class C Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as “Selling Agents.”

Under the Distribution Plan, the following Multiple Class Funds’ C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2007, 2006 and 2005 (these amounts were for compensation to dealers):

	10/31/07	10/31/06	10/31/05
Diversified Equity	$1,224,984	$1,062,092	$862,955
Special Growth	528,510	479,688	398,709
Quantitative Equity	1,224,984	1,081,573	883,659
International Securities	1,297,030	1,079,128	783,724
Real Estate Securities	818,385	714,378	550,456
Global Equity*	36,288	N/A	N/A
Tax-Managed Large Cap	160,095	134,658	120,141
Tax-Managed Mid & Small Cap	101,974	81,406	60,614
Short Duration Bond	138,556	187,325	247,430
Multistrategy Bond	785,127	574,181	472,878
Tax Exempt Bond	93,309	82,627	83,549
Fixed Income I **	7,466	N/A	N/A
Emerging Markets	401,183	322,261	212,216
Select Growth	77,068	70,483	56,018
Select Value	199,818	181,349	150,593

*	The Global Equity Fund commenced operations on February 28, 2007.
**	Class C Shares of the Fixed Income I Fund commenced operations on October 22, 2007.

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Under the Distribution Plan, the following Multiple Class Funds’ A Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2007, 2006 and 2005 (these amounts were for compensation to dealers):

	10/31/07	10/31/06	10/31/05
Diversified Equity*	$7,090	N/A	N/A
Special Growth*	3,598	N/A	N/A
Quantitative Equity*	6,644	N/A	N/A
International Securities*	7,645	N/A	N/A
Real Estate Securities*	7,508	N/A	N/A
Global Equity **	2,945	N/A	N/A
Short Duration Bond*	2,105	N/A	N/A
Multistrategy Bond*	8,946	N/A	N/A
Emerging Markets*	3,702	N/A	N/A
Money Market	160,773	$36,497	$10,047

*	Class A Shares of all Funds except the Money Market Fund, commenced operations on March 1, 2007.
**	The Global Equity Fund commenced operations on February 28, 2007.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class C or Class E, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of RIC’s Class C or Class E. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.

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Under the Service Plan, the following Multiple Class Funds’ Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2007:

	Class C	Class E
Diversified Equity	$408,328	$186,958
Special Growth	176,170	71,065
Quantitative Equity	408,328	191,413
International Securities	432,343	209,295
Real Estate Securities	272,795	145,290
Global Equity*	12,096	23,706
Tax-Managed Large Cap	53,365	36,972
Tax-Managed Mid & Small Cap	33,991	7,700
Short Duration Bond	46,185	50,217
Equity I	N/A	116,107
Equity II	N/A	98,078
Fixed Income I**	2,489	83,968
Fixed Income III	N/A	43,399
International	N/A	140,495
Equity Q	N/A	149,188
Emerging Markets	133,728	81,880
Multistrategy Bond	261,709	232,696
Tax Exempt Bond	31,103	41,515
Select Growth	25,689	16,501
Select Value	66,606	28,899

*	The Global Equity Fund commenced operations on February 28, 2007.
**	Class C Shares of the Fixed Income I Fund commenced operations on October 22, 2007.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse until February 28, 2009 all or a portion of their advisory and administrative fees with respect to certain Funds.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

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The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of Certain Russell Funds (except the Money Market Fund)

Class A shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

The Funds receive the entire net asset value of all Class A shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below. The equity Funds and the fixed income Funds have different front-end sales charges. The equity Funds include the Diversified Equity, Quantitative Equity, Special Growth, Real Estate Securities, Global Equity, International Securities and Emerging Markets Funds. The fixed income Funds include the Multistrategy Bond and Short Duration Bond Funds.

Equity Funds Front-End Sales Charge

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	—0—	—0—	up to 1.00%

Fixed Income Funds Front-End Sales Charge

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a %of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	2.00%	2.04%	1.60%
$500,000 but less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 or more	—0—	—0—	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of up to 1.00%.

The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Commissions are paid to Financial Intermediaries on Class A share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

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Sales Charge Waivers and Reductions

Please see the applicable Russell Funds’ prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without a front-end sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds’ Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Class S Shares of all Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year or opened your fee-based account prior to July 1, 2007, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. Russell believes that an exchange between classes of the same Fund is not a taxable event, however please consult with your tax adviser for more information.

Class S, E and I Shares of All Funds

Except for the Money Market Fund, Class S, E and I Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S, E or I Shares are held;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E, S or I Shares.

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The Funds generally do not have the ability to enforce these limitations on access to Class S, E and I Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S, E and I Shares available to those categories of investors listed above that qualify for access to Class S, E and I Shares. However, the Funds will not knowingly sell Class S, E or I Shares to any investor not meeting one of the foregoing criteria.

Minimum Initial Investment Requirements. If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. The Funds reserve the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

The following lists the exceptions to the minimum initial investment requirements:

1.	A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in-kind or the sale and purchase of shares of the same class of the same Fund within 30 days.

2.	For Class Y Shares, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.

3.	There is no required minimum initial investment for the 2010 Strategy, 2020 Strategy, 2030 Strategy or 2040 Strategy Funds that invests in Class Y Shares of a Fund.

4.	Except for Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $2.5 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund Shares in plan level or omnibus accounts on behalf of participants. With respect to Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $5.0 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund positions in one or more accounts on behalf of participants.

5.	If an employee benefit plan or other plan offers Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as an investment option to its participants and that plan subsequently decides to add Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as another investment option, the required initial minimum investment for Class I shares of that added fund will be waived.

6.	Except for Class Y Shares of the Institutional Funds, the following categories of investor are not subject to any initial minimum investment requirement: (i) U.S. Russell associates and their spouses, domestic partners and dependent children; (ii) UTMAs or UGMAs opened by a U.S. Russell associate for the benefit of their dependent child, grandchild, great-grandchild, niece or nephew; (iii) retired Russell associates and their spouses, domestic partners and dependent children; (iv) directors, trustees, retired directors or retired trustees of Frank Russell Company, any of its subsidiaries, Russell Investment Company or Russell Investment Funds; (v) Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children; and (vi) retired Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children. A dependent child is one under the age of 21 that is a child by blood, adoption or a stepchild under a current marriage or domestic partnership.

7.	Letter of Intent - Class Y Shares only. You may be eligible to purchase Class Y shares of the Institutional Funds if you do not meet the required minimum investment by establishing a non-binding letter of intent (“LOI”). A LOI allows you to combine purchases of all Class Y Shares of a single Institutional Fund you intend to make over a 13-month period in order to meet the required initial minimum investment amount for that Fund.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

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VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Global Equity, Emerging Markets, International Securities, Fixed Income I, Fixed Income III and Multistrategy Bond Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price. Fixed–income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed–income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service or broker when the prices are believed to be reliable—that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)–7 of the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non–money market Funds are also valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity Q, International, Global Equity, Emerging Markets, Fixed Income I, Diversified Equity, Quantitative Equity, International Securities, Real Estate

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Securities, Select Growth and Select Value Funds for investment income and/or capital appreciation and not for short–term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Duration Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short–term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax–Managed Large Cap Fund and the Tax–Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short–term capital gains and to minimize the realization of net long–term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax–Managed Large Cap Fund and the Tax–Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi–manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio.

The Funds, except the Tax Exempt Bond, Tax–Managed Large Cap and Tax–Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long–term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments. In addition, for the Fixed Income I, Fixed Income III, Short Duration Bond and Multistrategy Bond Funds the increase in portfolio turnover rates for the fiscal year ended October 31, 2007 was a result of changes to the asset allocation of certain RIC Funds of Funds that invest in these Funds.

The portfolio turnover rates for the fiscal years ended October 31, 2007 and 2006 for each Fund (other than the Money Market Fund) were:

	10/31/07	10/31/06
Equity I	112.52%	98.17%
Equity II	142.82	154.76
Equity Q	121.35	106.45
Tax–Managed Large Cap	50.10	60.63
Tax–Managed Mid & Small Cap	56.71	54.34
International	108.46	83.09
Emerging Markets	66.66	68.52
Fixed Income I	198.79	125.38
Fixed Income III	697.71	270.24
Diversified Equity	110.60	96.67
Special Growth	143.53	154.79
Quantitative Equity	100.78	104.52
International Securities	108.37	76.65
Real Estate Securities	70.46	48.64
Global Equity*	62.05	N/A
Short Duration Bond	172.85	111.57
Multistrategy Bond	756.38	261.90
Tax Exempt Bond	72.45	63.34
Select Growth	138.41	148.35
Select Value	128.36	86.60

*	The Global Equity Fund commenced operations on February 28, 2007.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

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Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website following each month end. Such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund’s top ten portfolio holdings as of the last day of each month will be available on the Fund’s website no later than 15 calendar days after each month end.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. Prior to making an in-kind distribution, RIMCo will notify the redeeming Shareholder that all information regarding the Fund’s portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Cigna, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc. (“GSI”), and Institutional Shareholder Services, Inc. (“ISS”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

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Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care; against indemnification proposals that would expand coverage beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions and corporate restructuring proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of. If the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

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•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker–dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e–1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker–dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Funds effect certain transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Funds effect certain transactions through BNY ConvergeEX Group – LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors.

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LJR retains a portion of all commissions generated, to provide commission recapture to the Funds. Trades through RIS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through RIS, LJR or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the fiscal years ended October 31, 2007, 2006 and 2005, the total brokerage commissions paid by the Funds were:

	2007	2006	2005
Equity I	$2,490,240	$2,459,543	$2,061,281
Equity II	1,809,526	2,101,478	3,487,619
Equity Q	1,224,915	1,230,704	1,494,594
Tax–Managed Large Cap	356,951	377,671	294,471
Tax–Managed Mid & Small Cap	349,732	340,854	344,246
International	4,415,365	3,413,630	3,404,529
Emerging Markets	2,916,325	2,470,731	2,591,323
Fixed Income III	24	13,920	0
Diversified Equity	5,630,870	5,303,771	4,653,875
Special Growth	3,938,050	3,257,822	3,153,276
Quantitative Equity	3,191,955	2,902,158	2,532,812
International Securities	8,261,770	5,776,382	4,613,979
Real Estate Securities	2,565,237	1,694,302	1,936,853
Global Equity*	1,710,574	N/A	N/A
Multistrategy Bond	221	42,895	0
Select Growth	369,906	507,665	490,641
Select Value	959,406	627,610	664,717

*	The Global Equity Fund commenced operations on February 28, 2007.

The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Short Duration Bond, Tax Exempt Bond and Money Market Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended October 31, 2007, approximately $1.68 million of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets. Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

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Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended October 31, 2007, 2006 and 2005 from portfolio transactions effected for the Funds, were as follows:

	2007		2006		2005
Affiliated Broker/Dealer	Commissions	Percent of Total Commissions	Commissions	Percent of Total Commissions	Commissions	Percent of Total Commissions
David J. Greene and Company, LLC
Equity II	2,703	0.01%	14,601	0.05%	17,830	0.05%
Special Growth	2,925	0.01%	16,561	0.05%	2,442	0.01%
Total	5,628	0.02%	31,162	0.10%	20,272	0.06%
Russell Implementation Services, Inc.
Diversified Equity	1,541,228	3.83%	2,495,189	7.67%	2,262,478	7.12%
Emerging Markets	153,697	0.38%	291,574	0.90%	99,696	0.31%
Equity I	450,013	1.12%	699,747	2.15%	1,005,253	3.17%
Equity II	221,357	0.55%	312,131	0.96%	593,088	1.87%
Equity Q	191,799	0.48%	187,846	0.58%	720,674	2.27%
Global Equity*	690,297	1.72%	N/A	N/A	N/A	N/A
International	743,413	1.85%	376,857	1.16%	971,252	3.06%
International Securities	1,385,590	3.45%	731,479	2.25%	1,346,203	4.24%
Multistrategy Bond	0	0.00%	39,764	0.12%	0	0.00%
Quantitative Equity	583,613	1.45%	533,326	1.64%	1,079,483	3.40%
Real Estate Securities	196,664	0.49%	19,213	0.06%	160,195	0.50%
Select Growth	70,023	0.17%	83,763	0.26%	119,968	0.38%
Select Value	238,022	0.59%	59,775	0.18%	213,287	0.67%
Special Growth	502,570	1.25%	464,356	1.42%	415,163	1.31%
Tax-Managed Large Cap	73,577	0.18%	138,786	0.42%	82,392	0.26%
Tax-Managed Mid & Small Cap	0	0.00%	4,760	0.01%	27,698	0.08%
Total	7,041,863	17.51%	6,438,566	19.78%	9,096,830	28.64%
Goldman Sachs
Equity II	0	0.00%	0	0.00%	4,846	0.02%
Special Growth	0	0.00%	0	0.00%	6,794	0.02%
Total	0	0.00%	0	0.00%	11,640	0.04%
UBS Asset Management
Emerging Markets	2,717	0.01%	0	0.00%	0	0.00%
International	5,175	0.01%	0	0.00%	0	0.00%
International Securities	9,867	0.02%	0	0.00%	0	0.00%
Total	17,759	0.04%	0	0.00%	0	0.00%

*	The Global Equity Fund commenced operations on February 28, 2007.

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During the fiscal year ended October 31, 2007, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker–dealer securities held as of October 31, 2007, was as follows:

Fund	Citigroup Global Markets, Inc.	J. P. Morgan Securities, Inc.	Goldman, Sachs & Co.	Investment Technology Group Inc.	Credit Suisse First Boston Corp.
Equity I	$28,321,886		$34,921,763
Equity II
Equity Q	33,371,339		24,395,328	$641,070
International	2,551,967				$6,325,078
Fixed Income I	21,896,757	$35,725,888	16,576,211		29,435,139
Fixed Income III	22.493.169	12,021,028	7,926,430		6,406,128
Diversified Equity	67,262,615		86,391,691
Special Growth
Quantitative Equity	86,795,850		63,665,856	1,252,810
International Securities	3,327,327				11,233,076
Global Equity			11,999,328
Short Duration Bond	11,224,204	1,837,557	2,792,814		897,154
Multistrategy Bond	85,154,300	44,770,691	36,810,544		36,906,014
Real Estate Securities
Tax Exempt Bond
Emerging Markets	8,878,291
Tax-Managed Large Cap	8,237,540		7,249,181
Tax–Managed Mid & Small Cap				818,349
Select Growth	498,610		1,714,119
Select Value	8,493,130		1,884,192		2,086,514

	$388,506,985	$94,355,164	$296,327,457	$2,712,229	$93,289,103

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Fund	Lehman Brothers Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Deutsche Bank Securities, Inc.	Bank of America Securities LLC
Equity I	$6,273,257	$8,694,834	$347,776
Equity II
Equity Q		13,322,836
International			5,113,940
Fixed Income I	9,163,015	17,586,852	6,016,640	$34,429,449
Fixed Income III	17,682,659	8,538,841	1,600,459	27,097,000
Diversified Equity	14,822,320	20,532,220	802,560
Special Growth
Quantitative Equity		33,049,612
International Securities			8,263,329
Global Equity		2,416,332
Short Duration Bond	2,754,194	3,852,974	2,069,430	5,172,577
Multistrategy Bond	76,536,076	46,114,424	6,781,926	134,980,759
Emerging Markets		1,535,985
Real Estate Securities
Tax Exempt Bond
Tax-Managed Large Cap	2,109,222	2,132,446
Tax–Managed Mid & Small Cap
Select Growth		642,507
Select Value	2,901,605

	$132,242,348	$158,419,863	$30,996,060	$201,679,785

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INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund’s investment objective, with the exception of Tax Exempt Bond Fund, Equity Q Fund, International Fund and Fixed Income I Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Tax Exempt Bond Fund, Equity Q Fund, International Fund and Fixed Income I Fund are, fundamental which means that they may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund–by–Fund basis at the time an investment is being made.

No Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

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5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Real Estate Securities Fund concentrates its investments in real estate securities. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

Each Fund is also subject to the following non–fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund–by–Fund basis at the time an investment is being made.

No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

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INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the principal and non-principal investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds.

Fund	Principal Investments	Non-Principal Investments
Diversified Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

Special Growth Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies, including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

International Securities Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Warrants and convertible securities

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Global Equity Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic foreign equity securities

Warrants and convertible securities

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Fund	Principal Investments	Non-Principal Investments
Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt- , including Brady Bonds

Illiquid Securities

Credit and Liquidity enhancements

Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations

Multistrategy Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt , including Brady Bonds

Illiquid Securities

Credit and Liquidity enhancements

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles

Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities	Cash Reserves Lending Portfolio Securities Illiquid Securities Depositary Receipts

Select Growth Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Select Value Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets REITs

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Fund	Principal Investments	Non-Principal Investments
Emerging Markets Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Synthetic foreign equity securities Foreign Securities (specifically emerging market securities) Derivatives	Cash Reserves Warrants Pooled Investment Vehicles Convertible debt securities Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Tax-Managed Large Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

Tax-Managed Mid & Small Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets REITs

Tax Exempt Bond Fund	Investment grade Municipal Obligations Municipal Debt Securities that are rated below investment grade or junk bonds Credit and Liquidity enhancements Illiquid Securities	Cash Reserves Lending Portfolio Securities Demand notes and Euro dollar futures

Money Market Fund

Repurchase Agreements

Commercial Paper, including asset-backed commercial paper

Demand notes

Bank Instruments (including certificates of deposit, Euro dollar certificates of deposit, Euro dollar time deposits and Yankee certificates of deposit)

Variable and Floating Rate Securities

Credit and Liquidity Enhancements

Funding Agreements

Illiquid Securities (other than Funding Agreements)

Corporate Debt

Asset-backed securities

Yankee Bonds

U.S. Government Securities Investment Grade Municipal Debt Obligations Investment Company Securities Indexed Commercial Paper STRIPS

Equity I Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets
Equity II Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Equity Q Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets

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Fund	Principal Investments	Non-Principal Investments
International Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Convertible securities and warrants

Derivatives

Synthetic foreign equity securities such as Local Access Products, participation notes and equity–linked notes

Equity securities of real estate companies, including REITs

Fixed Income I Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives, including futures contracts, foreign currency exchange contracts, options on futures and options on debt securities

When issued and forward commitment securities

Swaps and Swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt, including Brady Bonds

Illiquid Securities

Credit and Liquidity enhancements

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles

Fixed Income III Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives, including futures contracts, foreign currency exchange contracts, options on futures and options on debt securities

When issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt , including Brady Bonds

Illiquid Securities

Credit and Liquidity enhancements

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Funds may invest as listed in the foregoing table.

The Diversified Equity, Special Growth, Quantitative Equity, International Securities, Global Equity, Real Estate Securities, Emerging Markets, Select Growth, Select Value, Tax–Managed Large Cap Fund, Tax–Managed Mid & Small Cap, Equity I, Equity II, Equity Q and International Fund are referred to collectively as the “Equity Funds.”

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The Multistrategy Bond, Short Duration Bond, Tax Exempt Bond, Fixed Income I and Fixed Income III Funds are referred to collectively as the “Fixed Income Funds.”

General Investment Strategies and Portfolio Instruments

Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, RIMCo or a money manager invests the Funds’ (except the Money Market Fund) cash reserves in short term instruments, including certain RIC money market funds. In addition to investing in such short term investments, as described below, A Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause a Fund to perform as though its cash reserves were actually invested in those markets.

Each Fund (except the Money Market Fund), that invests its cash reserves in RIC's Money Market Fund does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund’s total assets. The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity by investing solely in short–term money market instruments. The Funds will invest cash reserves in RIC’s Money Market Fund only so long as it does not adversely affect the portfolio management and operations of the Money Market Fund and RIC's other Funds. The Money Market Fund, and the Funds investing in it, treat such investments as the purchase and redemption of the Money Market Fund’s Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in RIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves in RIC’s Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund’s operating expenses, which include the advisory and administrative fees that such money market fund pays to RIMCo and RFSC, respectively. The cash reserves for all Funds are invested in RIC’s Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds’ Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Hedging Strategies. Financial futures contracts may be used by the Funds, except the Money Market Fund, during or in anticipation of adverse market events such as, in the case of the Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in a Fund's portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

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Lending Portfolio Securities. RIC is a party to a Securities Lending Agency Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which a Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Fund retains most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Funds invest cash collateral received in high–quality short–term debt instruments, short–term bank collective investment vehicles and money market mutual funds (including a money market funds advised by RIMCo for which RIMCo receives a 0.05% advisory fee and RFSC receives a 0.05% administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Securities Lending Agency Agreement.

A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

No Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Equity Funds assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% (10% for the Money Market Fund) of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

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The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the RIC Money Market Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings will be limited to the time required to receive payment for securities sold, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in reduced returns and/or additional borrowing costs.

Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs”. The Funds, other than the Money Market Fund, may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Equity Q and Quantitative Equity Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until a Fund

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replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Foreign Securities

Investment In Foreign Securities. The Funds may invest in foreign securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. The Equity Funds may invest in emerging markets stocks. The Fixed Income Funds many invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most countries located in Western Europe. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

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Local Access Products. The Global Equity, International Securities, International and Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Global Equity, International Securities, International and Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Equity Securities

Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

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Warrants. The Funds may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time.

Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or “REITs”. The Equity Funds may invest in equity REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

A Fund’s investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund’s investment in REITs is also subject to heavy cash flow dependency, or tenant defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

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Debt Instruments and Money Market Instruments

To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.

The Fixed-Income Funds and the Money Market Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Fixed Income Funds and the Money Market Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Fixed Income Funds and the Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Illiquid Securities”, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. The Fixed Income Funds and the Money Market Fund may enter into reverse repurchase agreements.

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A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect.

Corporate Securities. The Fixed Income Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. The Money Market Fund may invest in debt securities issued by corporations. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

Zero Coupon Securities. The Fixed Income Funds and the Money Market Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Fixed Income Funds and Money Market Fund may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing

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interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities, including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

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Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.

Loans and Other Direct Indebtedness. The Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Brady Bonds. The Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Fixed Income Funds and the Money Market Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

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Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Fixed Income Funds may invest their assets in securities rated BBB– or higher by S&P, Baa3 or higher by Moody’s or BBB or higher by Fitch, or in unrated securities judged by the money managers to be of higher credit quality than those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P,Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s Shares.

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Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Fixed Income Funds and the Money Market Fund may invest in "municipal obligations." Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Fixed Income Funds and the Money Market Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then

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resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Tax Exempt Bond Fund to maintain liquidity. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the participation certificates.

A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Fixed Income Funds may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Money Market Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Funds’ money managers continually believe satisfy the Funds’ credit quality requirements.

Risk Factors. The ability of the Funds to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Funds may, in the opinion of Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

The Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

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Variable Amount Master Demand Notes. The Fixed Income Funds and the Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Fixed Income Funds and the Money Market Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Fixed Income Funds and the Money Market Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. The Money Market Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Indexed Commercial Paper. The Fixed Income Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Fixed Income Funds and the Money Market Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Fixed Income Funds and Money Market Fund that invest in these securities and may affect their share price.

Funding Agreements. The Fixed Income Funds and the Money Market Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

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Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund’s investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Funds, other than the Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets).

Options On Securities And Indexes. Each Fund, other than the Money Market Fund, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds’ ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in the money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A–1 from S&P or P–1 from Moody’s or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Fund.

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An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid segregated assets.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short–term depending on whether the Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

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Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund’s investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over–the–counter options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.
Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Euro dollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit (“ECU”). It is expected that other futures contracts will be developed and traded in the future. Euro dollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Euro dollar futures contracts enable purchasers to obtain a

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fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Euro dollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Fund at all times maintains liquid segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options on Securities and Indexes” above.

A Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets.

Each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund’s investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark–to– market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if

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it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Fund's total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject

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to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or to effect investment transactions consistent with the Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund’s forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund’s commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ portfolio securities are or are expected to be denominated. A Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds’ portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

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At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United

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States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements and Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

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Index Swap Agreements. The Funds, other than the Money Market Fund, may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund’s investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties’ obligations are determined on a “net basis.” Consequently, a Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund’s assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefore or the Fund’s payment of cash for portfolio securities occurs prior to the Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

TAXES

Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund and Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

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Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund’s total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

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Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of “U.S. real property interests,” which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations,” (including certain non-domestically-controlled REITs), will be taxable to non-U.S. investors and will require such investors to file U.S. income tax returns. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in “Tax Information for All Funds” above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

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Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund

The tax information described in “Tax Information for All Funds” above applies to the Money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund’s daily net income includes accrued interest and any original issue or acquisition discount, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money market fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

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Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different RIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds’ income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

At October 31, 2007, the following Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Fund	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	10/31/13	10/31/14	10/31/15	TOTAL
Tax–Managed Large Cap	$—	$—	$46,414,873	$—	$—	$—	$—	$—	$46,414,873
Fixed Income I**	—	—	—	—	—	15,614,663	14,307,836	—	29,922,499
Fixed Income III	—	—	—	—	—	—	2,895,957	—	2,895,957
Money Market	90,626	35,378	—	43,223	—	3,147	11,753	17,488	201,615
Short Duration Bond	—	—	—	—	—	10,268,501	7,439,440	1,010,942	18,718,883
Multistrategy Bond	—	—	—	—	—	—	14,540,672	15,723,968	30,264,640
Tax Exempt Bond	682,095	—	—	—	357,343	—	634,298	1,197,042	2,870,778
Select Value*	—	1,393,793	362,611	—	—	—	—	—	1,756,404

*	Select Value Fund had a capital loss carryforward of $11,874,284 that it acquired from the Equity Income Fund and Equity III Fund of which $1,393,793 and $362,611 will expire on October 31 of the years 2009 and 2010, respectively.
**	Fixed Income I Fund had a capital loss carryforward of $13,283,390 that it acquired from the Diversified Bond Fund which will expire on October 31, 2013. This capital loss carryforward can be utilized without any limitation until its expiration date.

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MONEY MANAGER INFORMATION

DIVERSIFIED EQUITY FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arnold and S. Bleichroeder Advisers, LLC is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Marsico Capital Management, LLC is controlled by Marsico Management Equity, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., which holds its interests in Montag & Caldwell, Inc. through ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc. ABN AMRO Holding N.V. is itself an indirect subsidiary of The Royal Bank of Scotland Group plc, Fortis N.V. and Fortis SA/NV, and Banco Santander, S.A., which hold their interests in ABN AMRO Holding N.V through RFS Holdings B.V.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by The Bank of New York Mellon Corporation, a publicly traded organization.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

TAX–MANAGED LARGE CAP FUND

Armstrong Shaw Associates Inc. is employee-owned and is controlled by Jeffrey Shaw.

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J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

Palisades Investment Partners, LLC is controlled by its majority shareholder, Quinn Stills.

Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

Turner Investment Partners Inc. See: Diversified Equity Fund

SPECIAL GROWTH FUND

ClariVest Asset Management, LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

David J. Greene and Company, LLC is a limited liability company controlled by Michael C. Greene, Benjamin H. Nahum and Alan I. Greene, with no individual owning more than 20% of the firm.

Delphi Management, Inc. is 100% owned by Scott Black.

Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

Jacobs Levy Equity Management, Inc. See: Quantitative Equity Fund.

PanAgora Asset Management, Inc. is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora Asset Management, Inc., are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company. Additionally, Nippon Life Insurance Company (“NLI”) holds a 20% voting interest in PanAgora Asset Management, Inc.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

TAX–MANAGED MID & SMALL CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

Transamerica Investment Management, LLC is owned by Transamerica Investment Services, Inc. and indirectly owned by Transamerica Corporation, which is wholly-owned by AEGON, N.V. AEGON, N.V. is a publicly traded company.

Turner Investment Partners, Inc. See: Diversified Equity Fund.

SELECT GROWTH FUND

Cornerstone Capital Management, Inc. is owned by Andrew S. Wyatt, Thomas G. Kamp and David R. Frauenshuh.

Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

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Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

Suffolk Capital Management, LLC. See: Diversified Equity Fund.

Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%.

Turner Investment Partners, Inc. See: Diversified Equity Fund.

SELECT VALUE FUND

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Iridian Asset Management LLC (“Iridian”) is wholly-owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company.

JS Asset Management, LLC is a U.S. Limited Liability Company owned by John Schneider.

Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

REAL ESTATE SECURITIES FUND

AEW Management and Advisors, L.P. is a limited partnership that is 75% owned by AEW Capital Management, L.P. and 25% owned by the general partner, AEW Investment Group, Inc. AEW Capital Management, L.P. is controlled by Natixis Global Asset Management, L.P. (formerly known as IXIS Asset Management US Group, which was formerly known as IXIS Asset Management North America, L.P.). In November 2006, CNCE, Banques Populaire and Natexis Banques Populaires combined operations and created a new company called Natixis, a publicly listed company. In June 2007, all IXIS entities underwent a name change and are now called Natixis Global Asset Management, L.P.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H, Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

GLOBAL EQUITY FUND

Altrinsic Global Advisors, LLC is an employee owned U.S. limited liability company and is controlled by John Hock.

ClariVest Asset Management, LLC. See: Special Growth Fund.

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Gartmore Global Partners is controlled by Hellman & Friedman, LLC, a private equity partnership, with no one individual controlling more than 25%.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

INTERNATIONAL SECURITIES FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Altrinsic Global Advisors, LLC. See: Global Equity Fund.

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

Marsico Capital Management, LLC. See: Diversified Equity Fund

MFS Institutional Advisors, Inc. See: Diversified Equity Fund

Mondrian Investment Partners Limited is controlled by senior members of management.

UBS Global Asset Management (Americas), Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

EMERGING MARKETS FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding, Loevner Management, L.P. (“Harding Loevner”) is a limited partnership, and its sole general partner is HLM Holdings, Inc. (“Holdings”). Holdings owns substantially all of Harding Loevner. Holdings is 100% employee owned. Harding Loevner is controlled by David Loevner through his ownership stake in Holdings.

T. Rowe Price International, Inc. See: Global Equity Fund.

UBS Global Asset Management (Americas), Inc. See: International Securities Fund.

MULTISTRATEGY BOND FUND

Bear Stearns Asset Management Inc. is a publicly traded company.

Drake Capital Management, LLC is controlled by its parent company, Drake Partners, LLC d/b/a Drake Management, LLC. Drake Partners, LLC is controlled by Anthony Faillace and Steven Luttrell.

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Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Hyperion Brookfield Asset Management, Inc. is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Logan Circle Partners, L.P. is 70% owned by its employees of which Jude Driscoll owns a controlling interest and 30% is owned by GPFT HOLDCO, LLC.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

SHORT DURATION BOND FUND

Logan Circle Partners, L.P. See: Multistrategy Bond Fund.

Pacific Investment Management Company LLC. See: Multistrategy Bond Fund.

STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

TAX EXEMPT BOND FUND

Delaware Management Company. See: Select Growth Fund.

Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded organization.

EQUITY I FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Arnold and S. Bleichroeder Advisers, LLC. See: Diversified Equity Fund.

Columbus Circle Investors. See: Diversified Equity Fund.

Institutional Capital Corporation. See: Diversified Equity Fund.

Marsico Capital Management Company, LLC. See: Diversified Equity Fund

MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Montag & Caldwell, Inc. See: Diversified Equity Fund.

Schneider Capital Management Corporation. See: Diversified Equity Fund.

Suffolk Capital Management, LLC. See: Diversified Equity Fund.

Turner Investment Partners Inc. See: Diversified Equity Fund.

EQUITY Q FUND

Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.

Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

Goldman Sachs Asset Management, L.P. See: Quantitative Equity Fund.

Jacobs Levy Equity Management, Inc. See: Quantitative Equity Fund.

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EQUITY II FUND

ClariVest Asset Management, LLC. See: Special Growth Fund.

David J. Greene and Company, LLC. See: Special Growth Fund.

Delphi Management, Inc. See: Special Growth Fund.

Gould Investment Partners LLC. See: Special Growth Fund.

Jacobs Levy Equity Management Inc. See: Quantitative Equity Fund.

PanAgora Asset Management, Inc. See: Special Growth Fund.

Ranger Investment Management, L.P. See: Special Growth Fund.

Tygh Capital Management, Inc. See: Special Growth Fund.

INTERNATIONAL FUND

AllianceBernstein L.P. See: Diversified Equity Fund.

Altrinsic Global Advisors, LLC. See: Global Equity Fund.

AQR Capital Management, LLC. See: International Securities Fund.

Axiom International Investors LLC. See: International Securities Fund.

Marsico Capital Management, LLC. See: International Securities Fund.

MFS Institutional Advisors, Inc. See: International Securities Fund.

Mondrian Investment Partners Limited. See: International Securities Fund.

UBS Global Asset Management (Americas), Inc. See: International Securities Fund.

Wellington Management Company, LLP. See: International Securities Fund.

FIXED INCOME I FUND

Bear Stearns Asset Management Inc. See: Multistrategy Bond Fund.

Lehman Brothers Asset Management LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

Pacific Investment Management Company LLC. See: Multistrategy Bond Fund.

Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

Western Asset Management Company Limited is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

FIXED INCOME III FUND

Bear Stearns Asset Management Inc. See: Multistrategy Bond Fund.

Drake Capital Management, LLC. See: Multistrategy Bond Fund.

Goldman Sachs Asset Management, L.P. See: Multistrategy Bond Fund

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Hyperion Brookfield Asset Management, Inc. See: Multistrategy Bond Fund.

Logan CirclePartners, L.P. See: Multistrategy Bond Fund.

Pacific Investment Management Company LLC. See: Multistrategy Bond Fund.

MONEY MARKET FUND

Russell Investment Management Company is wholly–owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

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RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long–term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium–grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid–range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high–quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

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BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near–term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk – such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY’S:

Moody’s rating for state, municipal and other short–term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short–term credit risk and long–term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short–term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG–1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG–2/VMIG 2 — This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

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MIG–3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long–term debt rating. The following criteria will be used in making that assessment:

          — Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

          — Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP–1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP–2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP–3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody’s:

Prime – 1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in will-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime – 2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime – 3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR – Withdrawn

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S&P:

A–1 – An obligor rated “A–1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A–2 – An obligor rated “A–2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A–3 – An obligor rated “A–3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B – An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D – An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. – An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

Short Term Credit Ratings

F1 – Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near–term adverse changes could result in a reduction to non–investment grade.

B – Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near–term adverse changes in financial and economic conditions.

C – High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D – Default. Denotes actual or imminent payment default.

Notes to Short–Term Ratings:

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot–term ratings other than “F–1.”

Long Term Credit Ratings

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

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Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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FINANCIAL STATEMENTS

The 2007 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in RIC’s Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

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